UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2011 (Unaudited)

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 1.3%

	Principal Amount	Market Value
Other 1.3%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$546,838	$473,010
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	677,720	662,149

Total Asset-Backed Securities (cost $1,224,536)		1,135,159

Collateralized Mortgage Obligations 19.5%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	515,334	526,640
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	773,807	756,910
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	998,508	744,257
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	873,055	792,473
Fannie Mae REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,206,708
Series 2009-42, Class AP, 4.50%, 03/25/39	4,184,471	4,321,673
Government National Mortgage Association, Series 2010-61, Class PC, 4.50%, 02/20/37	6,000,000	6,195,133
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	979,934	866,304
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	593,036	598,429

Total Collateralized Mortgage Obligations (cost $17,294,417)		17,008,527

Commercial Mortgage Backed Securities 6.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM 5.20%, 09/10/47(a)	$1,000,000	$1,048,143
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(a)	1,000,000	1,040,050
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3 5.69%, 09/15/40(a)	1,000,000	1,042,091
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM 5.59%, 11/10/39	1,000,000	1,023,785
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.44%, 11/15/30(a)	1,000,000	1,047,582

Total Commercial Mortgage Backed Securities (cost $5,035,632)		5,201,651

Corporate Bonds 38.8%

	Principal Amount	Market Value
Air Freight & Logistics 0.9%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	727,677	776,759

Airlines 0.7%
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	649,270	650,893

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19(c)	1,000,000	1,234,510

Chemicals 1.0%
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	842,434

Commercial Banks 0.9%
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	785,411

Communications Equipment 0.9%
Motorola, Inc., 6.50%, 09/01/25	750,000	758,409

Computers & Peripherals 1.0%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	898,320

Diversified Financial Services 6.7%
Bank of America NA, 6.10%, 06/15/17	1,000,000	1,058,874

Diversified Financial Services 6.7%
Citigroup, Inc., 8.13%, 07/15/39	750,000	916,142
JPMorgan Chase & Co., 5.25%, 05/01/15	1,000,000	1,066,280
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,077,830
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	687,063
Xstrata Finance Canada Ltd., 6.90%, 11/15/37(c)	1,000,000	1,087,309

		5,893,498

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services 1.1%
Qwest Corp., 6.88%, 09/15/33	$1,000,000	$990,000

Electric Utilities 1.0%
Nisource Finance Corp., 6.13%, 03/01/22	750,000	827,789

Energy Equipment & Services 2.1%
Diamond Offshore Drilling, Inc., 5.88%, 05/01/19	700,000	776,824
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,058,572

		1,835,396

Food & Staples Retailing 1.2%
CVS Pass-Through Trust, 6.94%, 01/10/30	935,949	1,017,133

Health Care Equipment & Supplies 1.3%
Covidien International Finance SA, 6.00%, 10/15/17	1,000,000	1,140,730

Industrial Conglomerates 1.4%
General Electric Co., 5.25%, 12/06/17	500,000	541,494
Tyco Electronics Group SA, 6.55%, 10/01/17	625,000	715,971

		1,257,465

Insurance 3.6%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(c)	1,000,000	1,094,474
Oil Insurance Ltd., 7.56%, 06/30/11(c)(d)	1,000,000	934,070
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,072,365

		3,100,909

Machinery 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,275,606

Media 1.3%
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,158,154

Metals & Mining 0.8%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	740,280

Oil, Gas & Consumable Fuels 6.9%
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	1,000,000	1,076,912
Nexen, Inc., 5.65%, 05/15/17	1,000,000	1,067,615
NuStar Logistics LP, 4.80%, 09/01/20	750,000	735,305
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,092,500
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,024,605
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,026,461

		6,023,398

Paper & Forest Products 1.1%
Stora Enso OYJ, 7.25%, 04/15/36(c)	1,000,000	935,000

Real Estate Investment Trusts (REITs) 1.2%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,054,484

Tobacco 0.8%
Reynolds American, Inc., 7.63%, 06/01/16	600,000	705,065

Total Corporate Bonds (cost $32,043,594)		33,901,643

Municipal Bonds 1.6%
	Principal Amount	Market Value
Illinois 0.9%
City of Chicago, 7.78%, 01/01/35	750,000	752,423

Iowa 0.7%
Tobacco Settlement Authority, Series A, 6.50%, 06/01/23	735,000	663,859

Total Municipal Bonds (cost $1,485,000)		1,416,282

U.S. Government Mortgage Backed Agencies 8.0%
	Principal Amount	Market Value
Fannie Mae Pool
Pool# 383661 6.62%, 06/01/16	$1,732,049	$1,893,645
Pool# 386905 5.00%, 04/01/19	893,915	944,356
Pool# AA6943 4.50%, 05/01/39	2,462,037	2,518,972
Freddie Mac Gold Pool
Pool# E01443, 3.50%, 07/01/18	1,575,472	1,634,145

Total U.S. Government Mortgage Backed Agencies (cost $6,628,580)		6,991,118

U.S. Government Sponsored & Agency Obligation 4.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	4,000,000	4,029,412

Total U.S. Government Sponsored & Agency Obligation (cost $4,011,165)		4,029,412

U.S. Treasury Bonds 7.0%
	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,850,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Fund

U.S. Treasury Bonds (continued)
	Principal Amount	Market Value
2.13%, 01/15/19	$2,000,000	$2,268,953

Total U.S. Treasury Bonds (cost $5,852,947)		6,119,784

U.S. Treasury Note 10.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.50%, 11/15/13	9,000,000	8,903,673

Total U.S. Treasury Note (cost $8,923,047)		8,903,673

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (e)	1,077,230	$1,077,230

Total Mutual Fund (cost $1,077,230)		1,077,230

Total Investments (cost $83,576,148) (f) — 98.2%		85,784,479
Other assets in excess of liabilities — 1.8%		1,613,752

NET ASSETS — 100.0%		$87,398,231

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2011.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $6,025,643 which represents 6.89% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of January 31, 2011.
(f)	At January 31, 2011, the tax basis cost of the Fund’s investments was $83,576,148, tax unrealized appreciation and depreciation were $3,141,233 and $(932,902), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
OYJ	Public Traded Company
PLC REIT	Public Limited Company Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,135,159	$—	$1,135,159
Collateralized Mortgage Obligations	—	17,008,527	—	17,008,527
Commercial Mortgage Backed Securities	—	5,201,651	—	5,201,651
Corporate Bonds	—	33,901,643	—	33,901,643
Municipal Bonds	—	1,416,282	—	1,416,282
Mutual Fund	1,077,230	—	—	1,077,230
U.S. Government Mortgage Backed Agencies	—	6,991,118	—	6,991,118
U.S. Government Sponsored & Agency Obligation	—	4,029,412	—	4,029,412
U.S. Treasury Bonds	—	6,119,784	—	6,119,784
U.S. Treasury Note	—	8,903,673	—	8,903,673

Total	$1,077,230	$84,707,249	$—	$85,784,479

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobile 0.1%
Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, 01/15/14	$570,000	$574,026

Credit Card 0.1%
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	842,754
Series 2008-C6, Class C6, 6.30%, 06/20/14	200,000	212,089

		1,054,843

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	290,043

Total Asset-Backed Securities (cost $1,946,558)		1,918,912

Commercial Mortgage Backed Securities 2.5%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,000,000	1,010,886
Series 2006-6, Class A4, 5.36%, 10/10/45	1,330,000	1,402,787
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,733,961
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,365,358
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.10%, 12/10/49(a)	2,320,000	2,523,641
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,000,000	2,139,974
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.82%, 05/15/46(a)	1,490,000	1,593,582
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	2,133,000	2,259,871
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,598,543
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	1,000,000	1,100,324
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	298,952
Series 2007-LD12, Class A2, 5.83%, 02/15/51	1,525,000	1,586,727
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A4, 5.12%, 11/15/32(a)	2,161,000	2,312,307
Series 2007-C1, Class A2, 5.32%, 02/15/40	1,535,000	1,571,508
Wachovia Bank Commercial Mortgage Trust Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,240,274
Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	1,869,974	1,966,524
Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	1,900,000	2,063,201
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,395,000	1,503,249

Total Commercial Mortgage Backed Securities (cost $24,941,907)		29,271,669

Corporate Bonds 19.9%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	600,000	640,874
General Dynamics Corp., 4.25%, 05/15/13	175,000	187,852
Goodrich Corp. 6.29%, 07/01/16	171,000	196,527
6.80%, 07/01/36	129,000	142,361
Honeywell International, Inc. 5.40%, 03/15/16	440,000	498,982
5.30%, 03/01/18	605,000	675,188
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	196,000	215,088
Lockheed Martin Corp., 5.72%, 06/01/40(b)	150,000	151,482
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	356,254
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	464,520
Raytheon Co. 6.40%, 12/15/18	144,000	168,416
3.13%, 10/15/20	250,000	229,135
7.00%, 11/01/28	92,000	109,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Rockwell Collins, Inc. 4.75%, 12/01/13	$205,000	$221,084
5.25%, 07/15/19	70,000	74,515
United Technologies Corp. 4.88%, 05/01/15	460,000	508,801
6.13%, 07/15/38	400,000	445,287

		5,285,905

Air Freight & Logistics 0.1%
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	107,940
8.38%, 04/01/30(c)	123,000	153,897
United Parcel Service, Inc. 3.13%, 01/15/21	400,000	371,145
6.20%, 01/15/38	205,000	232,587

		865,569

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	103,000	106,828

Auto Components 0.0%†
Johnson Controls, Inc., 4.88%, 09/15/13	123,000	132,151

Automobile 0.0%†
Daimler Finance North America LLC, 6.50%, 11/15/13	338,000	383,221

Beverages 0.4%
Anheuser-Busch Cos., Inc. 4.38%, 01/15/13	21,000	22,208
5.00%, 03/01/19	164,000	172,559
5.75%, 04/01/36	151,000	153,409
6.00%, 11/01/41	103,000	106,532
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20	600,000	647,022
Bottling Group LLC, 4.63%, 11/15/12	287,000	306,160
Coca-Cola Co. (The), 3.15%, 11/15/20	450,000	419,960
Coca-Cola Enterprises, Inc. 8.50%, 02/01/12	146,000	157,070
7.38%, 03/03/14	328,000	383,666
Diageo Capital PLC, 5.50%, 09/30/16	300,000	337,436
Diageo Finance BV, 5.30%, 10/28/15	451,000	502,000
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	144,000	172,615
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	229,531
PepsiCo, Inc. 7.90%, 11/01/18	500,000	636,828
3.13%, 11/01/20	200,000	185,293

		4,432,289

Biotechnology 0.1%
Amgen, Inc. 3.45%, 10/01/20	600,000	568,197
6.40%, 02/01/39	300,000	338,341
Celgene Corp., 3.95%, 10/15/20	250,000	237,384
Genentech, Inc., 5.25%, 07/15/35	62,000	60,909

		1,204,831

Capital Markets 1.0%
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	300,000	328,794
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	256,000	284,701
5.30%, 10/30/15	123,000	134,458
4.65%, 07/02/18	246,000	251,224
Credit Suisse Guernsey, 5.86%, 05/15/17(d)	300,000	285,000
Credit Suisse USA, Inc. 5.13%, 01/15/14	119,000	129,511
5.85%, 08/16/16	300,000	338,606
7.13%, 07/15/32	395,000	461,735
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	605,000	655,378
5.13%, 01/15/15	461,000	499,211
5.35%, 01/15/16	453,000	491,916
5.63%, 01/15/17	850,000	897,765
6.00%, 06/15/20	500,000	537,251
6.13%, 02/15/33(e)	450,000	460,702
6.75%, 10/01/37	700,000	702,503
Jefferies Group, Inc. 6.88%, 04/15/21	250,000	265,930
6.25%, 01/15/36	123,000	111,116
Mellon Funding Corp., 5.00%, 12/01/14	185,000	202,892
Morgan Stanley 6.60%, 04/01/12	349,000	371,232
5.30%, 03/01/13	461,000	493,756
2.88%, 01/24/14	400,000	401,392
4.75%, 04/01/14	410,000	425,542
3.45%, 11/02/15	200,000	196,441
5.45%, 01/09/17	1,345,000	1,404,944
7.30%, 05/13/19	400,000	445,281
5.63%, 09/23/19	800,000	807,757
7.25%, 04/01/32	226,000	258,691
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	216,606

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(d)	$225,000	$216,000

		12,276,335

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	87,608
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	124,893
Dow Chemical Co. (The) 6.00%, 10/01/12	310,000	333,752
8.55%, 05/15/19	415,000	518,031
9.40%, 05/15/39	200,000	286,247
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	515,000	575,374
4.90%, 01/15/41	400,000	373,265
Lubrizol Corp. 5.50%, 10/01/14	196,000	214,436
6.50%, 10/01/34	103,000	103,236
Praxair, Inc., 3.95%, 06/01/13	123,000	130,732

		2,747,574

Commercial Banks 1.4%
BAC Capital Trust XI, 6.63%, 05/23/36	250,000	237,477
Bank of America NA 6.00%, 06/15/16	205,000	219,180
5.30%, 03/15/17	500,000	510,325
Bank One Corp. 5.25%, 01/30/13	103,000	109,797
8.00%, 04/29/27	202,000	243,050
Barclays Bank PLC, 5.14%, 10/14/20	1,000,000	911,930
BB&T Corp., 4.75%, 10/01/12	164,000	172,902
Charter One Bank NA, Series AI, 6.38%, 05/15/12	500,000	522,803
Comerica, Inc., 4.80%, 05/01/15	123,000	126,498
Credit Suisse New York, 4.38%, 08/05/20	1,000,000	968,917
Discover Bank, 7.00%, 04/15/20	300,000	328,483
Eksportfinans ASA, 5.50%, 05/25/16	267,000	301,422
Fifth Third Bancorp, 3.63%, 01/25/16	150,000	151,145
HSBC Bank USA NA 4.63%, 04/01/14	410,000	433,919
5.88%, 11/01/34	498,000	479,909
5.63%, 08/15/35	250,000	232,884
HSBC Holdings PLC 6.50%, 05/02/36	500,000	507,256
6.50%, 09/15/37	300,000	303,929
JPMorgan Chase Bank NA 5.88%, 06/13/16	308,000	341,900
6.00%, 07/05/17	1,030,000	1,130,076
6.00%, 10/01/17	750,000	829,520
KeyBank NA 5.70%, 08/15/12	185,000	194,949
5.80%, 07/01/14	103,000	111,979
Korea Development Bank 5.75%, 09/10/13	82,000	88,954
3.25%, 03/09/16(e)	500,000	487,913
Lloyds TSB Bank PLC, 6.38%, 01/21/21	400,000	404,246
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	117,627
National City Corp., 4.90%, 01/15/15	246,000	264,661
PNC Funding Corp. 5.25%, 11/15/15	246,000	264,932
5.13%, 02/08/20	400,000	418,952
Royal Bank of Scotland PLC (The), 3.95%, 09/21/15	500,000	487,674
Sovereign Bank, 5.13%, 03/15/13	200,000	205,240
UBS AG/Stamford Branch 5.88%, 07/15/16	679,000	729,472
5.88%, 12/20/17	250,000	272,873
UnionBanCal Corp., 5.25%, 12/16/13	144,000	155,446
US Bancorp, 1.38%, 09/13/13	500,000	500,786
US Bank NA 4.95%, 10/30/14	185,000	202,491
4.80%, 04/15/15	92,000	99,164
Wachovia Bank NA 5.60%, 03/15/16	492,000	540,989
6.60%, 01/15/38	675,000	741,345
Wachovia Corp., 4.88%, 02/15/14	127,000	133,898
Wells Fargo & Co. 5.13%, 09/15/16	144,000	153,926
5.38%, 02/07/35	318,000	319,486
Wells Fargo Capital X, 5.95%, 12/15/36	350,000	337,671
Wells Fargo Capital XIII, 7.70%, 03/26/13(d)	325,000	335,368
Westpac Banking Corp., 2.10%, 08/02/13	250,000	252,312

		16,885,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies 0.2%
Pitney Bowes, Inc. 4.75%, 01/15/16	$205,000	$212,398
4.75%, 05/15/18	62,000	61,528
Republic Services, Inc., 5.25%, 11/15/21	600,000	632,820
RR Donnelley & Sons Co. 4.95%, 04/01/14	82,000	84,412
6.13%, 01/15/17	400,000	405,969
Science Applications International Corp., 5.50%, 07/01/33	123,000	116,798
Waste Management, Inc. 6.38%, 11/15/12	144,000	157,551
6.38%, 03/11/15	800,000	909,500
7.00%, 07/15/28	113,000	131,438

		2,712,414

Communications Equipment 0.2%
Cisco Systems, Inc. 5.50%, 02/22/16	750,000	854,920
4.95%, 02/15/19	835,000	902,733
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 02/15/21	750,000	735,814
Motorola, Inc., 7.50%, 05/15/25	144,000	158,238

		2,651,705

Computers & Peripherals 0.1%
Dell, Inc., 7.10%, 04/15/28	144,000	161,163
Hewlett-Packard Co. 6.50%, 07/01/12	208,000	224,890
5.50%, 03/01/18	835,000	938,935

		1,324,988

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	499,409
Lafarge SA, 6.50%, 07/15/16	185,000	200,057

		699,466

Consumer Finance 0.5%
American Express Co. 4.88%, 07/15/13	837,000	895,422
8.13%, 05/20/19	600,000	744,223
6.80%, 09/01/66(a)	210,000	210,262
American Express Credit Corp., 2.75%, 09/15/15	400,000	392,775
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	436,221
Capital One Financial Corp., 5.25%, 02/21/17	211,000	223,791
Caterpillar Financial Services Corp. 6.13%, 02/17/14	700,000	790,860
5.50%, 03/15/16	205,000	231,447
FIA Card Services NA, 7.13%, 11/15/12	140,000	152,603
HSBC Finance Corp. 7.00%, 05/15/12	264,000	282,746
6.68%, 01/15/21(b)	206,000	213,491
SLM Corp., Series A, 5.38%, 05/15/14	759,000	775,637
SLM Corp., 8.45%, 06/15/18	150,000	162,065

		5,511,543

Diversified Financial Services 3.4%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,000,000	1,117,905
Associates Corp of North America, 6.95%, 11/01/18	236,000	260,872
AXA Financial, Inc., 7.00%, 04/01/28	92,000	90,561
Bank of America Corp. 2.10%, 04/30/12	1,675,000	1,709,634
4.88%, 09/15/12	201,000	210,747
4.88%, 01/15/13	451,000	475,284
4.75%, 08/01/15	431,000	449,044
5.25%, 12/01/15	513,000	531,378
5.63%, 10/14/16	440,000	466,541
5.63%, 07/01/20	250,000	257,100
Bank of America Corp., Series L, 5.65%, 05/01/18	3,635,000	3,786,114
Block Financial LLC, 7.88%, 01/15/13(e)	100,000	105,728
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	105,005
Capital One Capital III, 7.69%, 08/15/36	175,000	177,844
Capital One Capital IV, 6.75%, 02/17/37(a)	135,000	134,156
Citigroup Funding, Inc., 2.25%, 12/10/12	4,550,000	4,682,200
Citigroup, Inc. 6.00%, 02/21/12	103,000	108,037
5.25%, 02/27/12	850,000	886,454
5.63%, 08/27/12	205,000	215,844
5.50%, 10/15/14	1,100,000	1,196,505
5.30%, 01/07/16	1,321,000	1,415,783
5.85%, 08/02/16	287,000	313,025
5.38%, 08/09/20	500,000	512,070
6.63%, 06/15/32	232,000	228,336
5.88%, 02/22/33	82,000	73,972
5.85%, 12/11/34	375,000	357,510
5.88%, 05/29/37	200,000	192,349

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Deutsche Bank AG, 4.88%, 05/20/13	$1,000,000	$1,069,712
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	131,989
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	881,377
General Electric Capital Corp. Series A, 5.88%, 02/15/12	41,000	43,185
Series A, 6.00%, 06/15/12	182,000	194,136
Series A, 6.75%, 03/15/32	867,000	948,593
General Electric Capital Corp. 1.88%, 09/16/13	1,000,000	1,002,785
4.88%, 03/04/15	431,000	461,317
5.00%, 01/08/16	205,000	220,688
5.40%, 02/15/17	415,000	449,393
5.63%, 09/15/17	1,150,000	1,261,469
6.15%, 08/07/37	750,000	763,829
6.38%, 11/15/67(a)	700,000	707,000
Goldman Sachs Capital I, 6.35%, 02/15/34	200,000	191,043
Goldman Sachs Capital II, 5.79%, 06/01/12(d)	400,000	337,500
JPMorgan Chase & Co. 6.63%, 03/15/12	447,000	474,345
3.70%, 01/20/15	605,000	628,518
4.75%, 03/01/15(e)	176,000	189,693
5.15%, 10/01/15	349,000	375,313
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	1,060,000	1,093,755
Kreditanstalt fuer Wiederaufbau 1.38%, 07/15/13	900,000	908,256
3.50%, 03/10/14	2,085,000	2,222,389
4.13%, 10/15/14	492,000	537,570
4.38%, 07/21/15	1,405,000	1,544,056
4.38%, 03/15/18	800,000	863,290
2.75%, 09/08/20	200,000	184,611
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	675,221
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	226,000	244,002
5.45%, 04/10/17	400,000	447,865
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	111,000	141,518
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	452,916
4.88%, 02/16/16	250,000	277,243
Toyota Motor Credit Corp., 4.50%, 06/17/20	250,000	259,702
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	274,046

		40,518,323

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	69,771
AT&T, Inc. 5.88%, 08/15/12	295,000	317,439
5.10%, 09/15/14	597,000	656,530
5.63%, 06/15/16	205,000	230,564
5.50%, 02/01/18	505,000	556,319
6.15%, 09/15/34	814,000	820,517
6.55%, 02/15/39	310,000	330,137
5.35%, 09/01/40(b)	275,000	251,262
BellSouth Corp. 5.20%, 09/15/14	349,000	383,730
6.55%, 06/15/34	123,000	127,877
British Telecommunications PLC, 9.88%, 12/15/30	391,000	522,227
Deutsche Telekom International Finance BV 5.25%, 07/22/13	513,000	557,246
5.75%, 03/23/16	273,000	306,078
8.75%, 06/15/30	256,000	337,202
Embarq Corp. 7.08%, 06/01/16	92,000	104,745
8.00%, 06/01/36	450,000	507,064
France Telecom SA, 8.50%, 03/01/31	283,000	379,299
GTE Corp. 6.84%, 04/15/18	144,000	165,182
6.94%, 04/15/28	103,000	113,580
Qwest Corp., 8.38%, 05/01/16	925,000	1,107,688
Telecom Italia Capital SA 4.95%, 09/30/14	205,000	210,748
5.25%, 10/01/15	730,000	746,430
6.00%, 09/30/34	160,000	136,316
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,191,380
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	178,802
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	451,045
8.75%, 11/01/18	600,000	778,830
6.35%, 04/01/19	650,000	749,068
5.85%, 09/15/35	82,000	82,260
Verizon Global Funding Corp. 6.88%, 06/15/12	205,000	221,392
7.38%, 09/01/12	363,000	399,010
4.38%, 06/01/13	256,000	274,294
7.75%, 12/01/30	810,000	991,839

		14,255,871

Electric Utilities 1.6%
Alabama Power Co., 5.70%, 02/15/33	276,000	283,886

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
American Electric Power Co., Inc., 5.25%, 06/01/15	$133,000	$145,876
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	141,669
Arizona Public Service Co., 5.50%, 09/01/35	150,000	136,394
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	693,369
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	204,212
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	82,000	86,847
Commonwealth Edison Co., 6.15%, 09/15/17	750,000	864,776
Consolidated Edison Co. of New York, Inc., Series 02-B, 4.88%, 02/01/13	86,000	91,999
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	123,000	138,475
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	2,200,000	2,498,016
Consolidated Edison Co. of New York, Inc., Series 03-A, 5.88%, 04/01/33	82,000	85,635
Detroit Edison Co. (The), 3.45%, 10/01/20	500,000	475,037
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	510,425
Duke Energy Corp., 5.05%, 09/15/19	600,000	632,089
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	96,518
Duke Energy Ohio, Inc., 5.70%, 09/15/12	29,000	31,170
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	47,701
Edison International, 3.75%, 09/15/17	500,000	500,712
Entergy Corp., 5.13%, 09/15/20	300,000	296,511
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	212,427
Exelon Corp. 4.90%, 06/15/15	287,000	306,062
5.63%, 06/15/35	414,000	383,022
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	304,351
Florida Power & Light Co. 4.85%, 02/01/13	103,000	110,134
5.85%, 02/01/33	70,000	74,259
5.95%, 10/01/33	53,000	57,325
5.40%, 09/01/35	90,000	91,536
5.65%, 02/01/37	200,000	209,092
Florida Power Corp., 5.90%, 03/01/33	247,000	257,109
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	79,354
LG&E and KU Energy LLC, 3.75%, 11/15/20(b)	500,000	473,599
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	171,863
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	206,088
MidAmerican Energy Holdings Co. 5.88%, 10/01/12	841,000	905,891
5.75%, 04/01/18	750,000	841,896
Ohio Power Co., Series K, 6.00%, 06/01/16	349,000	392,769
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	179,657
Oncor Electric Delivery Co. LLC 6.38%, 05/01/12	383,000	406,562
6.38%, 01/15/15	308,000	350,072
Pacific Gas & Electric Co. 4.80%, 03/01/14	328,000	356,660
5.80%, 03/01/37	150,000	153,560
6.25%, 03/01/39	300,000	324,508
PacifiCorp, 5.25%, 06/15/35	123,000	119,292
Progress Energy, Inc. 4.40%, 01/15/21	500,000	497,997
7.75%, 03/01/31	164,000	202,192
PSEG Power LLC 6.95%, 06/01/12	51,000	54,836
5.50%, 12/01/15	287,000	314,885
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	193,041
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	143,651
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	98,440
Scottish Power Ltd., 5.81%, 03/15/25	82,000	77,322
Southern California Edison Co., 6.00%, 01/15/34	123,000	132,216
Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	164,000	166,779
Southern Co., 2.38%, 09/15/15	400,000	396,878
Southern Power Co., Series B, 6.25%, 07/15/12	174,000	186,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Electric Utilities (continued)
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	$103,000	$116,134
Virginia Electric and Power Co., 5.95%, 09/15/17	750,000	870,386
Westar Energy, Inc., 6.00%, 07/01/14	185,000	206,265
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	41,782

		18,627,749

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	61,702

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	575,000	644,204
Avnet Inc, 5.88%, 06/15/20	250,000	254,392

		898,596

Energy Equipment & Services 0.1%
Halliburton Co., 6.70%, 09/15/38	325,000	374,923
Marathon Petroleum Corp., 5.13%, 03/01/21(b)	300,000	302,685
Nabors Industries, Inc. 5.38%, 08/15/12	29,000	30,564
5.00%, 09/15/20(b)(e)	300,000	292,828
Transocean, Inc., 7.50%, 04/15/31	123,000	132,860

		1,133,860

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	545,894
CVS Caremark Corp., 6.25%, 06/01/27	460,000	503,080
Kroger Co. (The) 6.20%, 06/15/12	164,000	175,172
7.50%, 04/01/31	178,000	209,430
5.40%, 07/15/40	400,000	372,204
Safeway, Inc. 5.80%, 08/15/12	144,000	154,321
5.63%, 08/15/14	123,000	134,831
5.00%, 08/15/19	155,000	158,446
3.95%, 08/15/20	100,000	93,849
Sysco Corp., 5.38%, 09/21/35	74,000	74,082
Wal-Mart Stores, Inc. 5.00%, 04/05/12	1,300,000	1,361,231
3.20%, 05/15/14	500,000	523,894
3.63%, 07/08/20	400,000	385,241
3.25%, 10/25/20	400,000	372,894
7.55%, 02/15/30	82,000	103,145
5.25%, 09/01/35	492,000	484,358

		5,652,072

Food Products 0.3%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	140,000	148,929
5.38%, 09/15/35	103,000	101,678
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	64,008
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(b)	123,000	134,137
Campbell Soup Co., 4.88%, 10/01/13	164,000	180,357
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	168,490
General Mills, Inc., 6.00%, 02/15/12	185,000	194,271
H.J. Heinz Finance Co. 6.00%, 03/15/12	150,000	157,811
6.75%, 03/15/32	62,000	68,630
Kellogg Co., 4.00%, 12/15/20	500,000	491,175
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	128,295
Kraft Foods, Inc. 6.00%, 02/11/13	200,000	218,290
6.13%, 02/01/18	375,000	425,596
6.50%, 11/01/31	131,000	143,136
7.00%, 08/11/37	310,000	350,889
6.88%, 02/01/38	300,000	335,312
Sara Lee Corp., 6.13%, 11/01/32	200,000	186,043
Unilever Capital Corp., 5.90%, 11/15/32	144,000	158,330

		3,655,377

Gas Utilities 0.3%
AGL Capital Corp., 4.45%, 04/15/13	123,000	129,512
Atmos Energy Corp. 5.13%, 01/15/13	92,000	97,344
4.95%, 10/15/14	185,000	198,779
CenterPoint Energy Resources Corp., 4.50%, 01/15/21(b)	212,000	210,987
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	432,441
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	261,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Gas Utilities (continued)
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	$656,000	$730,833
Enterprise Products Operating LLC, 6.13%, 10/15/39	215,000	215,121
ONEOK Partners LP, 3.25%, 02/01/16	500,000	501,030
Southern California Gas Co., 4.80%, 10/01/12	267,000	284,494
Southern Natural Gas Co., 5.90%, 04/01/17(b)	200,000	215,687
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	241,536
Williams Partners LP, 5.25%, 03/15/20	250,000	257,655

		3,776,663

Health Care Equipment & Supplies 0.2%
Baxter International, Inc. 4.63%, 03/15/15	53,000	57,682
5.38%, 06/01/18	835,000	934,289
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,072,286

		2,064,257

Health Care Providers & Services 0.3%
Aetna, Inc., 6.00%, 06/15/16	650,000	739,415
Medco Health Solutions, Inc., 4.13%, 09/15/20	400,000	388,377
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	408,459
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	225,827
5.80%, 03/15/36	417,000	420,276
WellPoint, Inc. 5.00%, 12/15/14	598,000	651,569
5.25%, 01/15/16	226,000	248,570
5.95%, 12/15/34	82,000	83,679

		3,166,172

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp. 5.35%, 03/01/18	240,000	269,232
4.88%, 07/15/40	400,000	373,658
Yum! Brands, Inc., 6.88%, 11/15/37	400,000	450,368

		1,093,258

Household Durables 0.1%
Black & Decker Corp., 4.75%, 11/01/14	160,000	172,986
Fortune Brands, Inc., 5.38%, 01/15/16	585,000	605,637
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	107,919
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	99,003
Toll Brothers Finance Corp., 6.88%, 11/15/12	5,000	5,288

		990,833

Household Products 0.2%
Kimberly-Clark Corp. 5.63%, 02/15/12	205,000	214,943
4.88%, 08/15/15(e)	710,000	786,337
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	245,470
4.85%, 12/15/15	123,000	137,129
5.80%, 08/15/34	405,000	440,659

		1,824,538

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	235,000	248,844
General Electric Co., 5.00%, 02/01/13	946,000	1,012,160
Tyco Electronics Group SA, 6.55%, 10/01/17	300,000	343,666
Tyco International Finance SA, 4.13%, 10/15/14	600,000	640,480

		2,245,150

Information Technology Services 0.2%
International Business Machines Corp. 4.75%, 11/29/12	359,000	384,609
1.00%, 08/05/13	600,000	601,117
5.88%, 11/29/32	732,000	808,159

		1,793,885

Insurance 0.8%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	431,697
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	111,240
Allstate Corp. (The) 6.13%, 02/15/12	176,000	184,675
7.50%, 06/15/13	425,000	479,023
6.13%, 12/15/32	82,000	86,782
5.55%, 05/09/35	62,000	61,623
5.95%, 04/01/36	82,000	86,240
6.13%, 05/15/37(a)	145,000	147,719
6.50%, 05/15/57(a)	145,000	149,169
American International Group, Inc. 5.05%, 10/01/15	103,000	106,643
5.60%, 10/18/16	290,000	304,764
5.85%, 01/16/18	500,000	521,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Insurance (continued)
AON Corp., 5.00%, 09/30/20	$400,000	$404,247
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,326,000	1,458,623
Chubb Corp. 6.00%, 05/11/37	225,000	237,282
6.38%, 03/29/67(a)	300,000	318,000
Genworth Financial, Inc. 5.75%, 06/15/14	62,000	64,649
6.50%, 06/15/34	144,000	132,305
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	275,212
Lincoln National Corp., 6.15%, 04/07/36	410,000	407,360
Marsh & McLennan Cos., Inc., 5.75%, 09/15/15	327,000	354,762
MetLife, Inc. 5.50%, 06/15/14	185,000	202,406
5.70%, 06/15/35	336,000	339,916
6.40%, 12/15/36	350,000	330,330
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	75,000	70,500
Progressive Corp. (The), 6.25%, 12/01/32	113,000	122,575
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	205,000	221,563
Series B, 5.75%, 07/15/33	103,000	100,090
Prudential Financial, Inc. 5.38%, 06/21/20	250,000	262,222
6.63%, 06/21/40	200,000	219,213
Travelers Cos., Inc. (The), 5.75%, 12/15/17	340,000	378,245
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	147,412
Willis North America, Inc., 5.63%, 07/15/15	123,000	130,585
XL Group PLC, 5.25%, 09/15/14	541,000	573,351

		9,422,129

Internet & Catalog Retail 0.0%†
eBay, Inc., 3.25%, 10/15/20	100,000	91,859
Expedia, Inc., 5.95%, 08/15/20	150,000	152,250

		244,109

Machinery 0.1%
Caterpillar, Inc. 7.30%, 05/01/31	70,000	86,644
6.05%, 08/15/36	123,000	136,378
Deere & Co. 6.95%, 04/25/14	400,000	464,292
8.10%, 05/15/30	400,000	531,273
Dover Corp., 4.88%, 10/15/15	156,000	171,528
Stanley Black & Decker, Inc., 4.90%, 11/01/12	92,000	97,133

		1,487,248

Media 1.0%
CBS Corp. 5.63%, 08/15/12	16,000	16,964
7.88%, 07/30/30	55,000	64,098
5.50%, 05/15/33	82,000	74,740
Comcast Cable Communications Holdings, Inc. 8.38%, 03/15/13	164,000	186,770
9.46%, 11/15/22	82,000	111,915
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	230,389
Comcast Corp. 5.90%, 03/15/16	287,000	322,215
6.50%, 01/15/17	507,000	584,959
5.70%, 07/01/19	300,000	327,158
7.05%, 03/15/33	205,000	228,053
6.50%, 11/15/35	70,000	74,056
6.95%, 08/15/37	205,000	226,171
COX Communications, Inc. 5.45%, 12/15/14	246,000	272,854
5.50%, 10/01/15	667,000	737,779
Discovery Communications LLC, 5.05%, 06/01/20(e)	350,000	368,600
Historic TW, Inc., 6.88%, 06/15/18	122,000	142,654
NBC Universal, Inc. 5.15%, 04/30/20(b)	250,000	257,769
4.38%, 04/01/21(b)	400,000	387,059
5.95%, 04/01/41(b)	100,000	97,395
News America Holdings, Inc. 9.25%, 02/01/13	82,000	94,721
8.00%, 10/17/16	82,000	101,694
News America, Inc. 5.30%, 12/15/14	433,000	482,141
7.28%, 06/30/28	53,000	58,088
6.55%, 03/15/33	450,000	473,684
6.20%, 12/15/34	170,000	174,460
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	137,799
Time Warner Cable, Inc. 6.20%, 07/01/13	500,000	554,555
6.75%, 07/01/18	415,000	480,634
8.25%, 04/01/19	900,000	1,116,482
6.75%, 06/15/39	500,000	536,107
Time Warner, Inc. 7.63%, 04/15/31	773,000	914,264
7.70%, 05/01/32	648,000	775,255

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Media (continued)
Viacom, Inc. 6.25%, 04/30/16	$351,000	$399,268
6.88%, 04/30/36	226,000	253,268
Walt Disney Co. (The) Series B, 6.38%, 03/01/12	97,000	102,868
Series B, 6.20%, 06/20/14	687,000	785,159

		12,152,045

Metals & Mining 0.4%
Alcoa, Inc. 5.38%, 01/15/13	250,000	267,522
5.87%, 02/23/22	335,000	340,710
ArcelorMittal, 6.13%, 06/01/18	1,140,000	1,212,755
Barrick Gold Finance Co., 4.88%, 11/15/14(e)	1,060,000	1,167,565
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	251,244
Newmont Mining Corp., 5.88%, 04/01/35	164,000	168,892
Placer Dome, Inc., 6.38%, 03/01/33	96,000	100,669
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	223,603
5.75%, 06/01/35	144,000	143,613
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	586,526

		4,463,099

Multiline Retail 0.1%
Target Corp. 6.00%, 01/15/18	300,000	347,038
7.00%, 07/15/31	121,000	143,797
6.35%, 11/01/32	217,000	237,654

		728,489

Multi-Utilities 0.2%
Dominion Resources, Inc. 5.70%, 09/17/12	113,000	121,486
5.20%, 08/15/19	100,000	108,001
Dominion Resources, Inc., Series E, 6.30%, 03/15/33	308,000	330,033
Dominion Resources, Inc., Series B, 5.95%, 06/15/35	174,000	179,096
DTE Energy Co., 6.35%, 06/01/16	287,000	322,642
SCANA Corp., 6.25%, 02/01/12	103,000	108,316
Sempra Energy, 6.00%, 10/15/39	540,000	553,045
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	188,538
6.50%, 07/01/36	123,000	135,851

		2,047,008

Office Electronics 0.0%†
Xerox Corp. 5.50%, 05/15/12	250,000	263,249
6.35%, 05/15/18	200,000	226,324

		489,573

Oil, Gas & Consumable Fuels 1.2%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	224,209
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	219,362
6.38%, 09/15/17	100,000	110,458
6.45%, 09/15/36	269,000	262,398
Apache Corp. 6.25%, 04/15/12	160,000	170,270
7.63%, 07/01/19	41,000	49,219
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	254,413
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	64,083
BP Capital Markets PLC 3.88%, 03/10/15(e)	700,000	733,254
4.50%, 10/01/20	100,000	100,801
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	709,282
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	861,729
Chevron Corp., 3.95%, 03/03/14	415,000	446,398
ConocoPhillips 4.75%, 10/15/12	270,000	288,521
4.60%, 01/15/15	450,000	492,622
5.90%, 10/15/32	123,000	132,107
6.50%, 02/01/39	550,000	635,946
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	247,298
Devon Energy Corp., 7.95%, 04/15/32	250,000	324,204
EOG Resources, Inc. 5.63%, 06/01/19	130,000	143,570
4.10%, 02/01/21	200,000	194,716
Hess Corp. 7.30%, 08/15/31	196,000	233,661
5.60%, 02/15/41	200,000	196,008
Kinder Morgan Energy Partners LP 5.00%, 12/15/13	1,000,000	1,094,472
6.85%, 02/15/20	675,000	777,588
5.80%, 03/15/35	144,000	137,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp., 6.80%, 03/15/32	$82,000	$92,661
Murphy Oil Corp., 6.38%, 05/01/12	41,000	43,299
NuStar Logistics LP, 4.80%, 09/01/20	200,000	196,081
Occidental Petroleum Corp., 7.00%, 11/01/13	250,000	289,167
Pemex Project Funding Master Trust, 6.63%, 06/15/35	701,000	701,769
Petrobras International Finance Co., 5.75%, 01/20/20	1,080,000	1,115,074
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	230,000	251,402
3.95%, 09/15/15	200,000	206,558
Shell International Finance BV, 6.38%, 12/15/38	600,000	688,028
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	131,031
Statoil ASA, 3.13%, 08/17/17	250,000	250,292
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	130,363
Total Capital SA, 4.45%, 06/24/20	250,000	256,558
Valero Energy Corp. 6.88%, 04/15/12	260,000	277,925
7.50%, 04/15/32	82,000	91,252
6.63%, 06/15/37	320,000	328,254

		14,153,304

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	129,620
International Paper Co. 5.30%, 04/01/15(e)	144,000	155,746
9.38%, 05/15/19	515,000	664,999

		950,365

Pharmaceuticals 1.0%
Abbott Laboratories 2.70%, 05/27/15	250,000	255,947
5.88%, 05/15/16	334,000	386,247
6.00%, 04/01/39	300,000	327,256
AstraZeneca PLC 5.40%, 06/01/14	155,000	173,662
5.90%, 09/15/17	300,000	345,916
6.45%, 09/15/37	140,000	160,947
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	911,249
Eli Lilly & Co. 6.00%, 03/15/12	205,000	217,454
5.20%, 03/15/17	800,000	892,979
7.13%, 06/01/25	82,000	103,147
GlaxoSmithKline Capital, Inc. 4.85%, 05/15/13	1,500,000	1,625,808
5.65%, 05/15/18	940,000	1,067,975
5.38%, 04/15/34	139,000	139,263
Johnson & Johnson 2.95%, 09/01/20	100,000	94,616
4.95%, 05/15/33	537,000	531,242
Merck & Co., Inc. 4.75%, 03/01/15	396,000	435,685
6.40%, 03/01/28	51,000	59,246
5.95%, 12/01/28	113,000	126,200
Novartis Capital Corp., 4.13%, 02/10/14	275,000	295,430
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	361,652
Pfizer, Inc. 5.35%, 03/15/15	550,000	618,740
4.65%, 03/01/18	185,000	196,575
7.20%, 03/15/39	375,000	466,927
Pharmacia Corp., 6.60%, 12/01/28	123,000	143,948
Schering-Plough Corp., 5.30%, 12/01/13	800,000	887,015
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	106,950
Wyeth 5.50%, 02/01/14	472,000	524,709
5.50%, 02/15/16	241,000	272,856
6.50%, 02/01/34	144,000	165,550

		11,895,191

Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP 5.00%, 06/01/15	360,000	387,493
5.63%, 11/15/20	350,000	377,662
Camden Property Trust, 5.00%, 06/15/15	103,000	109,977
CommonWealth REIT, 5.75%, 02/15/14	123,000	128,746
ERP Operating LP 5.25%, 09/15/14	278,000	304,849
5.38%, 08/01/16	205,000	226,377
HCP, Inc. 6.45%, 06/25/12	39,000	41,312
6.00%, 01/30/17	328,000	356,826
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	134,773
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	554,281

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP 5.10%, 06/15/15	$294,000	$321,476
6.10%, 05/01/16	287,000	325,031

		3,268,803

Road & Rail 0.2%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	144,000	180,098
5.05%, 03/01/41	350,000	322,139
CSX Corp. 5.50%, 08/01/13	308,000	336,071
7.38%, 02/01/19	305,000	368,342
3.70%, 10/30/20	200,000	189,145
Norfolk Southern Corp. 5.59%, 05/17/25	59,000	60,481
7.25%, 02/15/31	87,000	104,741
Union Pacific Corp. 5.13%, 02/15/14	1,000,000	1,088,055
5.38%, 06/01/33	43,000	40,914
6.25%, 05/01/34	164,000	177,239

		2,867,225

Software 0.3%
Microsoft Corp. 2.95%, 06/01/14	300,000	312,910
3.00%, 10/01/20	350,000	329,422
4.50%, 10/01/40	200,000	180,892
Oracle Corp. 3.75%, 07/08/14	905,000	964,443
5.25%, 01/15/16	548,000	614,764
5.00%, 07/08/19	100,000	108,359
5.38%, 07/15/40(b)	500,000	481,751

		2,992,541

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	467,916
Home Depot, Inc. 5.25%, 12/16/13	200,000	220,479
5.40%, 03/01/16	410,000	459,895
5.88%, 12/16/36	230,000	232,278
Lowe’s Cos., Inc. 6.50%, 03/15/29	164,000	179,621
5.80%, 10/15/36	230,000	239,508

		1,799,697

Thrifts & Mortgage Finance 0.0%†
Golden West Financial Corp., 4.75%, 10/01/12	109,000	115,442

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	600,000	778,148
9.25%, 08/06/19	400,000	513,111
10.20%, 02/06/39	420,000	570,213
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	339,381
6.38%, 05/16/38	550,000	620,917

		2,821,770

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	155,000	172,751
6.38%, 03/01/35	123,000	130,864
American Tower Corp., 5.05%, 09/01/20	400,000	394,609
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	335,543
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	800,000	924,776
New Cingular Wireless Services, Inc., 8.13%, 05/01/12	31,000	33,736
Rogers Communications, Inc., 7.25%, 12/15/12	540,000	599,159
Vodafone Group PLC 5.00%, 12/16/13	461,000	501,795
4.15%, 06/10/14	530,000	564,366
7.88%, 02/15/30	144,000	179,605
6.15%, 02/27/37	75,000	78,554

		3,915,758

Total Corporate Bonds (cost $222,026,683)		234,792,597

Municipal Bonds 0.8%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority, Series F-2, 6.26%, 04/01/49	500,000	503,255
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	491,715
Los Angeles Community College District, 6.75%, 08/01/49	200,000	207,542
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	209,594
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	255,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Metropolitan Water District of Southern California, 6.95%, 07/01/40	$500,000	$518,215
San Diego County Water Authority, Series B, 6.14%, 05/01/49	375,000	383,899
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	193,816
State of California, 7.55%, 04/01/39	1,075,000	1,107,003

		3,870,739

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	750,000	729,232

Illinois 0.1%
State of Illinois, 5.10%, 06/01/33	1,185,000	895,824

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	153,708

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	715,000	778,034
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	246,733

		1,024,767

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	504,717
Metropolitan Transportation Authority, 7.34%, 11/15/39	540,000	603,877
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	458,210
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	458,979

		2,025,783

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	200,000	186,930

Texas 0.0%†
City of Dallas, Series C, 5.50%, 02/15/24(a)	492,000	492,758

Total Municipal Bonds (cost $9,618,876)		9,379,741

U.S. Government Mortgage Backed Agencies 32.6%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 969977 5.00%, 05/01/23	$4,167,524	$4,428,066
Pool# 990972 6.00%, 09/01/23	333,769	363,455
Pool# 995517 5.50%, 01/01/24	1,801,374	1,945,382
Pool# AA2549 4.00%, 04/01/24	4,639,735	4,781,585
Pool# 935348 5.50%, 06/01/24	262,218	285,448
Pool# AC1374 4.00%, 08/01/24	726,361	751,291
Pool# AC1529 4.50%, 09/01/24	424,730	445,473
Pool# AD0244 4.50%, 10/01/24	297,269	311,786
Pool# AD4089 4.50%, 05/01/25	2,852,109	2,991,397
Pool# 890216 4.50%, 07/01/25	562,991	590,485
Pool# AB1609 4.00%, 10/01/25	1,911,397	1,969,833
Pool# AH1361 3.50%, 12/01/25	768,437	773,693
Pool# AH1518 3.50%, 12/01/25	777,130	782,446
Pool# AH2717 3.50%, 01/01/26	1,457,198	1,467,165
Pool# AE6384 4.00%, 01/01/26	100,885	103,970
Pool# 930770 4.50%, 03/01/29	1,269,355	1,318,146
Pool# 930998 4.50%, 04/01/29	781,177	811,204
Pool# AH1515 4.00%, 12/01/30	1,898,089	1,922,239
Pool# 560868 7.50%, 02/01/31	633	728
Pool# 607212 7.50%, 10/01/31	32,942	37,882
Pool# 607559 6.50%, 11/01/31	1,359	1,534
Pool# 607632 6.50%, 11/01/31	296	334
Pool# 661664 7.50%, 09/01/32	14,490	16,671
Pool# 656559 6.50%, 02/01/33	131,946	148,952
Pool# 694846 6.50%, 04/01/33	21,154	23,880
Pool# 555421 5.00%, 05/01/33	17,067,918	18,007,416
Pool# 254767 5.50%, 06/01/33	5,489,321	5,912,170
Pool# 750229 6.50%, 10/01/33	107,737	121,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Fannie Mae Pool (continued)
Pool# 725228 6.00%, 03/01/34	$4,495,507	$4,956,697
Pool# 725424 5.50%, 04/01/34	6,536,610	7,040,134
Pool# 788027 6.50%, 09/01/34	106,605	119,845
Pool# 735141 5.50%, 01/01/35	3,425,408	3,683,919
Pool# 735227 5.50%, 02/01/35	3,663,908	3,940,418
Pool# 256023 6.00%, 12/01/35	2,724,335	2,978,282
Pool# 888596 6.50%, 07/01/37	5,542,317	6,171,766
Pool# 995050 6.00%, 09/01/37	11,652,319	12,694,785
Pool# 955194 7.00%, 11/01/37	1,715,094	1,945,256
Pool# 889072 6.50%, 12/01/37	854,678	951,744
Pool# 970320 5.50%, 02/01/38	4,129,321	4,417,083
Pool# AA6013 4.50%, 05/01/39	7,424,642	7,596,337
Pool# 190396 4.50%, 06/01/39	7,551,660	7,726,292
Pool# AA9611 4.00%, 07/01/39	4,012,039	3,980,337
Pool# AA9809 4.50%, 07/01/39	9,318,648	9,534,142
Pool# AC0397 4.50%, 07/01/39	1,791,110	1,832,530
Pool# 994002 4.00%, 08/01/39	3,495,395	3,471,052
Pool# AC1454 4.00%, 08/01/39	4,664,498	4,627,641
Pool# AC1921 4.00%, 09/01/39	2,852,030	2,829,494
Pool# AC2651 4.00%, 10/01/39	1,027,241	1,019,124
Pool# AC9895 3.30%, 04/01/40(a)	5,610,593	5,804,964
Pool# AC9890 3.30%, 04/01/40(a)	7,754,479	8,023,808
Pool# AD2888 4.50%, 04/01/40	2,857,229	2,923,302
Pool# AD7992 4.50%, 07/01/40	2,987,924	3,057,020
Pool# AB1388 4.50%, 08/01/40	3,717,722	3,803,695
Pool# AD9153 4.50%, 08/01/40	2,835,580	2,901,153
Pool# AD8536 5.00%, 08/01/40	11,090,833	11,638,938
Pool# 932888 3.50%, 01/01/41	332,440	317,205
Pool# 932891 3.50%, 01/01/41	52,860	50,438
Pool# AB2066 3.50%, 01/01/41	632,311	603,335
Fannie Mae Pool TBA 3.50%, 02/25/26	1,000,000	1,005,625
4.50%, 02/25/26	1,000,000	1,047,969
5.00%, 02/25/26	4,900,000	5,205,486
3.50%, 02/25/41	1,000,000	953,281
Freddie Mac Gold Pool
Pool# M80898 4.50%, 02/01/11	54,387	55,606
Pool# M80904 4.50%, 03/01/11	53,596	54,797
Pool# M80917 4.50%, 05/01/11	14,357	14,304
Pool# M80926 4.50%, 07/01/11	56,668	57,607
Pool# M80934 4.50%, 08/01/11	74,570	76,241
Pool# G10940 6.50%, 11/01/11	161	162
Pool# G11130 6.00%, 12/01/11	1,791	1,811
Pool# M80981 4.50%, 07/01/12	36,220	37,481
Pool# E00507 7.50%, 09/01/12	390	411
Pool# G10749 6.00%, 10/01/12	9,232	10,055
Pool# M81009 4.50%, 02/01/13	27,480	28,504
Pool# E69050 6.00%, 02/01/13	10,783	11,743
Pool# E72896 7.00%, 10/01/13	3,903	4,175
Pool# G11612 6.00%, 04/01/14	804	815
Pool# E00677 6.00%, 06/01/14	23,442	25,263
Pool# E00802 7.50%, 02/01/15	13,253	14,397
Pool# G11001 6.50%, 03/01/15	8,094	8,844
Pool# G11003 7.50%, 04/01/15	711	770
Pool# G11164 7.00%, 05/01/15	2,282	2,476
Pool# E81396 7.00%, 10/01/15	361	393
Pool# E81394 7.50%, 10/01/15	4,848	5,295
Pool# E84097 6.50%, 12/01/15	2,041	2,230
Pool# E00938 7.00%, 01/01/16	6,014	6,555

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E82132 7.00%, 01/01/16	$1,295	$1,412
Pool# E82815 6.00%, 03/01/16	2,748	2,993
Pool# E83231 6.00%, 04/01/16	1,388	1,512
Pool# E83233 6.00%, 04/01/16	3,460	3,769
Pool# G11972 6.00%, 04/01/16	72,834	79,322
Pool# E83046 7.00%, 04/01/16	523	570
Pool# E00975 6.00%, 05/01/16	19,044	20,640
Pool# E83355 6.00%, 05/01/16	4,893	5,329
Pool# E83636 6.00%, 05/01/16	7,535	8,206
Pool# E83933 6.50%, 05/01/16	392	429
Pool# E00985 6.00%, 06/01/16	10,410	11,286
Pool# E00987 6.50%, 06/01/16	9,368	10,263
Pool# E84236 6.50%, 06/01/16	2,606	2,848
Pool# E00996 6.50%, 07/01/16	1,199	1,302
Pool# E84912 6.50%, 08/01/16	6,375	6,966
Pool# E85117 6.50%, 08/01/16	3,540	3,868
Pool# E85387 6.00%, 09/01/16	9,772	10,643
Pool# E85800 6.50%, 10/01/16	2,899	3,168
Pool# E86183 6.00%, 11/01/16	1,675	1,824
Pool# E01083 7.00%, 11/01/16	2,733	2,988
Pool# G11207 7.00%, 11/01/16	6,222	6,784
Pool# E86746 5.50%, 12/01/16	19,868	21,420
Pool# E86533 6.00%, 12/01/16	4,547	4,951
Pool# E01095 6.00%, 01/01/17	4,640	5,041
Pool# E87584 6.00%, 01/01/17	3,613	3,935
Pool# E86995 6.50%, 01/01/17	10,434	11,401
Pool# E87291 6.50%, 01/01/17	14,585	15,937
Pool# E87446 6.50%, 01/01/17	2,513	2,752
Pool# E88076 6.00%, 02/01/17	5,092	5,555
Pool# E01127 6.50%, 02/01/17	7,255	7,913
Pool# E88055 6.50%, 02/01/17	23,564	25,799
Pool# E88106 6.50%, 02/01/17	16,829	18,425
Pool# E01137 6.00%, 03/01/17	6,896	7,498
Pool# E88134 6.00%, 03/01/17	1,785	1,947
Pool# E88474 6.00%, 03/01/17	6,114	6,670
Pool# E88768 6.00%, 03/01/17	12,955	14,109
Pool# E01138 6.50%, 03/01/17	4,501	4,909
Pool# E01139 6.00%, 04/01/17	32,316	35,152
Pool# E88729 6.00%, 04/01/17	5,712	6,232
Pool# E89149 6.00%, 04/01/17	7,517	8,200
Pool# E89151 6.00%, 04/01/17	5,750	6,273
Pool# E89217 6.00%, 04/01/17	5,789	6,315
Pool# E89222 6.00%, 04/01/17	31,958	34,865
Pool# E89347 6.00%, 04/01/17	1,903	2,076
Pool# E89496 6.00%, 04/01/17	4,302	4,693
Pool# E89203 6.50%, 04/01/17	3,468	3,797
Pool# E01140 6.00%, 05/01/17	27,798	30,253
Pool# E89530 6.00%, 05/01/17	19,747	21,543
Pool# E89746 6.00%, 05/01/17	46,547	50,781
Pool# E89788 6.00%, 05/01/17	4,787	5,223
Pool# E89909 6.00%, 05/01/17	6,401	6,983
Pool# G11409 6.00%, 05/01/17	42,457	46,239
Pool# E01156 6.50%, 05/01/17	11,396	12,428
Pool# E89924 6.50%, 05/01/17	19,343	21,177
Pool# B15071 6.00%, 06/01/17	83,248	91,445
Pool# E01157 6.00%, 06/01/17	20,129	21,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# E90194 6.00%, 06/01/17	$4,996	$5,451
Pool# E90227 6.00%, 06/01/17	4,515	4,926
Pool# E90313 6.00%, 06/01/17	2,412	2,631
Pool# E90591 5.50%, 07/01/17	26,156	28,249
Pool# E90594 6.00%, 07/01/17	17,648	19,253
Pool# E90645 6.00%, 07/01/17	27,614	30,125
Pool# E90667 6.00%, 07/01/17	5,160	5,629
Pool# E01186 5.50%, 08/01/17	60,552	65,422
Pool# E01205 6.50%, 08/01/17	9,456	10,313
Pool# G11295 5.50%, 09/01/17	39,773	42,955
Pool# G11458 6.00%, 09/01/17	10,903	11,874
Pool# G11434 6.50%, 01/01/18	11,583	12,656
Pool# E01311 5.50%, 02/01/18	698,049	755,811
Pool# G11399 5.50%, 04/01/18	56,369	60,773
Pool# B10210 5.50%, 10/01/18	132,804	144,009
Pool# B10653 5.50%, 11/01/18	88,125	95,560
Pool# B11548 5.50%, 12/01/18	43,775	47,469
Pool# G11531 5.50%, 02/01/19	29,008	31,456
Pool# B12908 5.50%, 03/01/19	36,227	39,556
Pool# E01604 5.50%, 03/01/19	58,064	62,867
Pool# B13430 5.50%, 04/01/19	56,325	61,078
Pool# B13600 5.50%, 04/01/19	44,925	48,715
Pool# B15396 5.50%, 06/01/19	71,069	77,065
Pool# G18007 6.00%, 07/01/19	28,655	31,315
Pool# G18006 5.50%, 08/01/19	47,762	51,792
Pool# B16087 6.00%, 08/01/19	56,372	61,922
Pool# G18022 5.50%, 11/01/19	115,371	125,106
Pool# B14288 5.50%, 12/01/19	52,368	56,786
Pool# B18437 5.50%, 05/01/20	47,772	51,623
Pool# G18062 6.00%, 06/01/20	45,814	50,067
Pool# J02325 5.50%, 07/01/20	103,923	112,302
Pool# J00935 5.00%, 12/01/20	68,705	73,443
Pool# J00854 5.00%, 01/01/21	231,895	247,770
Pool# J00871 5.00%, 01/01/21	102,834	109,873
Pool# G18096 5.50%, 01/01/21	33,987	36,728
Pool# J00855 5.50%, 01/01/21	116,625	126,028
Pool# J01189 5.00%, 02/01/21	86,413	92,031
Pool# J01279 5.50%, 02/01/21	59,749	64,454
Pool# J01570 5.50%, 04/01/21	44,298	47,786
Pool# J01633 5.50%, 04/01/21	181,458	195,748
Pool# J01757 5.00%, 05/01/21	96,890	103,190
Pool# J01771 5.00%, 05/01/21	34,322	36,652
Pool# J01879 5.00%, 05/01/21	48,227	51,363
Pool# J06015 5.00%, 05/01/21	95,102	101,585
Pool# J05950 5.50%, 05/01/21	326,040	351,715
Pool# G18122 5.00%, 06/01/21	75,759	80,684
Pool# G18123 5.50%, 06/01/21	113,791	122,752
Pool# J01980 6.00%, 06/01/21	57,193	62,556
Pool# J03074 5.00%, 07/01/21	68,571	73,029
Pool# J03028 5.50%, 07/01/21	41,186	44,612
Pool# G12245 6.00%, 07/01/21	46,327	50,627
Pool# G12310 5.50%, 08/01/21	31,029	33,473
Pool# G12348 6.00%, 08/01/21	77,164	84,327
Pool# G12412 5.50%, 11/01/21	43,548	46,977
Pool# J09912 4.00%, 06/01/24	7,224,108	7,432,554
Pool# C00351 8.00%, 07/01/24	1,125	1,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# D60780 8.00%, 06/01/25	$2,834	$3,323
Pool# G30267 5.00%, 08/01/25	1,444,318	1,536,870
Pool# D64617 8.00%, 10/01/25	274	276
Pool# J13883 3.50%, 12/01/25	1,988,249	2,000,296
Pool# D82854 7.00%, 10/01/27	3,194	3,641
Pool# C00566 7.50%, 12/01/27	4,390	5,043
Pool# C00678 7.00%, 11/01/28	6,145	7,010
Pool# C18271 7.00%, 11/01/28	3,898	4,447
Pool# C91244 4.50%, 04/01/29	982,473	1,018,087
Pool# C00836 7.00%, 07/01/29	2,477	2,828
Pool# A16201 7.00%, 08/01/29	13,489	15,401
Pool# C31282 7.00%, 09/01/29	492	562
Pool# C31285 7.00%, 09/01/29	5,786	6,606
Pool# A18212 7.00%, 11/01/29	39,764	45,401
Pool# C32914 8.00%, 11/01/29	2,764	3,244
Pool# C37436 8.00%, 01/01/30	4,027	4,725
Pool# C36306 7.00%, 02/01/30	1,623	1,854
Pool# C36429 7.00%, 02/01/30	2,456	2,806
Pool# C00921 7.50%, 02/01/30	3,794	4,369
Pool# G01108 7.00%, 04/01/30	1,909	2,180
Pool# C37703 7.50%, 04/01/30	2,635	3,035
Pool# C41561 8.00%, 08/01/30	1,840	2,160
Pool# C01051 8.00%, 09/01/30	7,198	8,205
Pool# C43550 7.00%, 10/01/30	4,277	4,886
Pool# C44017 7.50%, 10/01/30	683	787
Pool# C43967 8.00%, 10/01/30	33,596	39,431
Pool# C44978 7.00%, 11/01/30	1,482	1,694
Pool# C44957 8.00%, 11/01/30	3,930	4,613
Pool# C01106 7.00%, 12/01/30	32,110	36,686
Pool# C01103 7.50%, 12/01/30	2,932	3,377
Pool# C01116 7.50%, 01/01/31	2,865	3,299
Pool# C46932 7.50%, 01/01/31	4,157	4,787
Pool# C47287 7.50%, 02/01/31	4,433	5,105
Pool# C48851 7.00%, 03/01/31	6,523	7,457
Pool# G01217 7.00%, 03/01/31	29,618	33,839
Pool# C48206 7.50%, 03/01/31	3,850	4,427
Pool# C53324 7.00%, 06/01/31	5,324	6,086
Pool# C01209 8.00%, 06/01/31	1,949	2,287
Pool# C54792 7.00%, 07/01/31	34,271	39,179
Pool# C55071 7.50%, 07/01/31	587	676
Pool# G01309 7.00%, 08/01/31	6,359	7,270
Pool# C01222 7.00%, 09/01/31	4,932	5,638
Pool# G01311 7.00%, 09/01/31	41,321	47,211
Pool# G01315 7.00%, 09/01/31	1,596	1,824
Pool# C58647 7.00%, 10/01/31	2,265	2,590
Pool# C58694 7.00%, 10/01/31	10,924	12,488
Pool# C60012 7.00%, 11/01/31	1,676	1,916
Pool# C61298 8.00%, 11/01/31	4,993	5,860
Pool# C61105 7.00%, 12/01/31	5,344	6,109
Pool# C01305 7.50%, 12/01/31	3,654	4,210
Pool# C62218 7.00%, 01/01/32	5,283	6,039
Pool# C63171 7.00%, 01/01/32	18,066	20,654
Pool# C64121 7.50%, 02/01/32	5,406	6,230
Pool# C01345 7.00%, 04/01/32	22,893	26,185
Pool# C66744 7.00%, 04/01/32	934	1,068
Pool# G01391 7.00%, 04/01/32	69,405	79,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# C65717 7.50%, 04/01/32	$7,504	$8,652
Pool# C01370 8.00%, 04/01/32	4,486	5,250
Pool# C66916 7.00%, 05/01/32	21,755	24,884
Pool# C67235 7.00%, 05/01/32	39,968	45,715
Pool# C01381 8.00%, 05/01/32	23,838	27,984
Pool# C68290 7.00%, 06/01/32	6,688	7,649
Pool# C68300 7.00%, 06/01/32	33,751	38,605
Pool# C68307 8.00%, 06/01/32	1,181	1,255
Pool# G01449 7.00%, 07/01/32	48,227	55,101
Pool# C68988 7.50%, 07/01/32	3,029	3,481
Pool# C69908 7.00%, 08/01/32	34,342	39,280
Pool# C70211 7.00%, 08/01/32	11,454	13,101
Pool# C71089 7.50%, 09/01/32	10,867	12,529
Pool# G01536 7.00%, 03/01/33	38,879	44,470
Pool# A16419 6.50%, 11/01/33	20,086	22,650
Pool# A16522 6.50%, 12/01/33	151,220	170,521
Pool# A17177 6.50%, 12/01/33	10,909	12,301
Pool# A17262 6.50%, 12/01/33	16,399	18,492
Pool# C01806 7.00%, 01/01/34	26,401	30,197
Pool# A21356 6.50%, 04/01/34	95,322	107,041
Pool# C01851 6.50%, 04/01/34	85,216	95,693
Pool# A22067 6.50%, 05/01/34	153,374	172,231
Pool# A24301 6.50%, 05/01/34	88,080	98,909
Pool# A24988 6.50%, 07/01/34	75,316	84,575
Pool# G01741 6.50%, 10/01/34	64,561	72,801
Pool# G08023 6.50%, 11/01/34	111,657	125,385
Pool# A33137 6.50%, 01/01/35	24,882	27,941
Pool# A31989 6.50%, 04/01/35	43,053	48,199
Pool# G08064 6.50%, 04/01/35	66,514	74,463
Pool# G01947 7.00%, 05/01/35	55,997	64,050
Pool# G01837 5.00%, 07/01/35	7,041,023	7,409,341
Pool# A37135 5.50%, 09/01/35	1,746,544	1,872,292
Pool# A46935 6.50%, 09/01/35	34,219	38,308
Pool# A38255 5.50%, 10/01/35	1,345,476	1,442,347
Pool# A38531 5.50%, 10/01/35	1,761,573	1,888,402
Pool# G08088 6.50%, 10/01/35	388,501	434,931
Pool# A39759 5.50%, 11/01/35	94,098	100,873
Pool# A47682 6.50%, 11/01/35	244,643	273,880
Pool# A40376 5.50%, 12/01/35	81,212	87,059
Pool# A42305 5.50%, 01/01/36	444,761	475,392
Pool# A41548 7.00%, 01/01/36	72,090	81,953
Pool# G08111 5.50%, 02/01/36	2,080,885	2,224,201
Pool# A48303 7.00%, 02/01/36	18,151	20,586
Pool# A43452 5.50%, 03/01/36	36,488	39,000
Pool# A43861 5.50%, 03/01/36	1,403,646	1,500,319
Pool# A43884 5.50%, 03/01/36	1,334,280	1,447,023
Pool# A43885 5.50%, 03/01/36	989,476	1,071,291
Pool# A43886 5.50%, 03/01/36	1,734,142	1,880,674
Pool# A48378 5.50%, 03/01/36	880,970	955,410
Pool# G08116 5.50%, 03/01/36	392,415	419,441
Pool# A43534 6.50%, 03/01/36	94,291	105,088
Pool# A48735 5.50%, 05/01/36	143,136	152,995
Pool# G08136 6.50%, 06/01/36	84,041	93,665
Pool# A49960 7.00%, 06/01/36	12,667	14,366
Pool# A53039 6.50%, 10/01/36	185,711	208,022
Pool# A53219 6.50%, 10/01/36	140,412	156,490

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Freddie Mac Gold Pool (continued)
Pool# A57803 6.50%, 02/01/37	$309,348	$344,771
Pool# A64982 6.50%, 08/01/37	319,117	354,861
Pool# A66192 6.50%, 09/01/37	390,944	434,734
Pool# A72132 6.50%, 01/01/38	259,667	290,537
Pool# A74187 6.50%, 02/01/38	141,148	159,097
Pool# G04251 6.50%, 04/01/38	67,667	75,210
Pool# G04473 5.50%, 06/01/38	8,916,263	9,510,846
Pool# A79540 6.50%, 07/01/38	63,478	70,767
Pool# G04569 6.50%, 08/01/38	67,389	74,938
Pool# A81341 6.00%, 09/01/38	8,005,739	8,698,200
Pool# A81998 6.50%, 09/01/38	91,697	101,920
Pool# A82297 6.50%, 10/01/38	209,380	232,723
Pool# A83464 6.50%, 11/01/38	110,921	123,287
Pool# G05232 6.50%, 12/01/38	369,388	410,569
Pool# A84168 6.50%, 01/01/39	66,449	73,857
Pool# A84252 6.50%, 01/01/39	127,697	141,920
Pool# A84287 6.50%, 01/01/39	109,215	121,448
Pool# A84584 6.50%, 02/01/39	132,921	147,740
Pool# A85442 5.00%, 03/01/39	5,466,819	5,728,872
Pool# G05459 5.50%, 05/01/39	6,638,284	7,078,886
Pool# A88133 4.50%, 08/01/39	4,737,181	4,840,807
Pool# A87958 6.00%, 08/01/39	3,745,094	4,066,687
Pool# A91165 5.00%, 02/01/40	10,773,281	11,289,701
Pool# A91538 4.50%, 03/01/40	3,112,667	3,180,757
Pool# G05894 4.50%, 04/01/40	5,016,616	5,126,355
Pool# A93996 4.50%, 09/01/40	2,885,668	2,948,792
Pool# A96049 4.00%, 01/01/41	3,961,985	3,924,487
Pool# A96050 4.00%, 01/01/41	4,030,812	3,992,663
Freddie Mac Gold Pool TBA 3.50%, 02/15/26	1,000,000	1,004,844
4.50%, 02/15/26	7,800,000	8,163,184
4.00%, 02/15/41	1,000,000	989,531
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	1,529	1,787
Pool# 376510 7.00%, 05/15/24	3,609	4,152
Pool# 457801 7.00%, 08/15/28	4,710	5,442
Pool# 486936 6.50%, 02/15/29	3,960	4,485
Pool# 502969 6.00%, 03/15/29	14,045	15,499
Pool# 487053 7.00%, 03/15/29	6,331	7,319
Pool# 781014 6.00%, 04/15/29	11,611	12,841
Pool# 509099 7.00%, 06/15/29	3,214	3,716
Pool# 470643 7.00%, 07/15/29	12,721	14,707
Pool# 434505 7.50%, 08/15/29	696	809
Pool# 416538 7.00%, 10/15/29	717	829
Pool# 524269 8.00%, 11/15/29	7,067	7,555
Pool# 781124 7.00%, 12/15/29	23,604	27,280
Pool# 525561 8.00%, 01/15/30	2,530	2,764
Pool# 507396 7.50%, 09/15/30	69,138	80,467
Pool# 531352 7.50%, 09/15/30	6,692	7,789
Pool# 536334 7.50%, 10/15/30	813	946
Pool# 540659 7.00%, 01/15/31	786	910
Pool# 486019 7.50%, 01/15/31	1,725	2,012
Pool# 535388 7.50%, 01/15/31	2,788	3,251
Pool# 537406 7.50%, 02/15/31	1,290	1,504
Pool# 528589 6.50%, 03/15/31	61,265	69,384
Pool# 508473 7.50%, 04/15/31	10,237	11,938
Pool# 544470 8.00%, 04/15/31	2,951	3,162
Pool# 781287 7.00%, 05/15/31	12,748	14,745
Pool# 549742 7.00%, 07/15/31	4,735	5,481

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 781319 7.00%, 07/15/31	$3,968	$4,591
Pool# 485879 7.00%, 08/15/31	13,960	16,158
Pool# 572554 6.50%, 09/15/31	110,771	125,450
Pool# 555125 7.00%, 09/15/31	1,653	1,914
Pool# 781328 7.00%, 09/15/31	12,123	14,021
Pool# 550991 6.50%, 10/15/31	3,096	3,506
Pool# 571267 7.00%, 10/15/31	1,327	1,536
Pool# 574837 7.50%, 11/15/31	2,237	2,610
Pool# 555171 6.50%, 12/15/31	1,212	1,373
Pool# 781380 7.50%, 12/15/31	3,603	4,194
Pool# 781481 7.50%, 01/15/32	18,992	22,101
Pool# 580972 6.50%, 02/15/32	3,140	3,556
Pool# 781401 7.50%, 02/15/32	10,228	12,220
Pool# 781916 6.50%, 03/15/32	228,586	257,598
Pool# 552474 7.00%, 03/15/32	9,004	10,403
Pool# 781478 7.50%, 03/15/32	6,499	7,564
Pool# 781429 8.00%, 03/15/32	10,135	12,079
Pool# 781431 7.00%, 04/15/32	43,347	50,165
Pool# 568715 7.00%, 05/15/32	37,726	43,588
Pool# 552616 7.00%, 06/15/32	48,899	56,498
Pool# 570022 7.00%, 07/15/32	64,445	74,459
Pool# 583645 8.00%, 07/15/32	5,191	6,134
Pool# 595077 6.00%, 10/15/32	30,687	33,863
Pool# 596657 7.00%, 10/15/32	4,702	5,433
Pool# 552903 6.50%, 11/15/32	226,169	256,141
Pool# 552952 6.00%, 12/15/32	28,742	31,717
Pool# 588192 6.00%, 02/15/33	14,367	15,966
Pool# 602102 6.00%, 02/15/33	21,948	24,390
Pool# 553144 5.50%, 04/15/33	129,705	140,954
Pool# 604243 6.00%, 04/15/33	61,850	68,734
Pool# 611526 6.00%, 05/15/33	22,159	24,625
Pool# 553320 6.00%, 06/15/33	67,243	74,726
Pool# 572733 6.00%, 07/15/33	8,024	8,917
Pool# 573916 6.00%, 11/15/33	58,650	65,177
Pool# 604788 6.50%, 11/15/33	154,110	174,244
Pool# 604875 6.00%, 12/15/33	132,298	147,022
Pool# 781688 6.00%, 12/15/33	133,690	148,569
Pool# 781690 6.00%, 12/15/33	56,823	63,036
Pool# 781699 7.00%, 12/15/33	21,673	25,081
Pool# 621856 6.00%, 01/15/34	40,434	44,922
Pool# 564799 6.00%, 03/15/34	329,244	365,167
Pool# 630038 6.50%, 08/15/34	93,404	105,607
Pool# 781804 6.00%, 09/15/34	179,296	198,901
Pool# 781847 6.00%, 12/15/34	164,475	182,459
Pool# 486921 5.50%, 02/15/35	69,061	74,899
Pool# 781902 6.00%, 02/15/35	133,198	147,316
Pool# 649454 5.50%, 09/15/35	742,162	804,906
Pool# 649510 5.50%, 10/15/35	1,055,987	1,145,262
Pool# 649513 5.50%, 10/15/35	1,631,681	1,769,627
Pool# 652207 5.50%, 03/15/36	1,154,204	1,249,619
Pool# 652539 5.00%, 05/15/36	100,137	106,484
Pool# 655519 5.00%, 05/15/36	123,684	131,524
Pool# 606308 5.50%, 05/15/36	178,878	193,666
Pool# 606314 5.50%, 05/15/36	92,325	99,957
Pool# 655457 6.00%, 05/15/36	66,545	73,327
Pool# 656666 6.00%, 06/15/36	342,042	376,903

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Ginnie Mae I Pool (continued)
Pool# 657912 6.50%, 08/15/36	$52,079	$58,704
Pool# 697957 4.50%, 03/15/39	13,524,793	14,010,690
Pool# 704630 5.50%, 07/15/39	278,203	300,853
Pool# 722292 5.00%, 09/15/39	4,213,061	4,477,506
Pool# 755655 4.00%, 12/15/40	157,723	158,840
Pool# 755656 4.00%, 12/15/40	188,945	190,402
Pool# 756631 4.00%, 12/15/40	60,729	61,197
Pool# 757038 4.00%, 12/15/40	500,396	504,255
Pool# 757039 4.00%, 12/15/40	765,477	770,902
Pool# 757043 4.00%, 12/15/40	128,545	129,536
Pool# 757044 4.00%, 12/15/40	209,455	210,940
Ginnie Mae I Pool TBA 4.00%, 02/15/41	4,000,000	4,015,000
4.50%, 02/15/41	1,000,000	1,034,219
5.00%, 02/15/41	2,000,000	2,122,500
Ginnie Mae II Pool
Pool# G23851 5.50%, 05/20/36	3,965,405	4,279,790
Pool# G24715 5.00%, 06/20/40	1,921,136	2,042,421
Pool# G24747 5.00%, 07/20/40	3,263,069	3,469,072
Pool# G24771 4.50%, 08/20/40	2,953,790	3,061,075
Pool# G24802 5.00%, 09/20/40	5,851,830	6,221,266
Pool# G24834 4.50%, 10/20/40	6,937,987	7,189,984
Pool# 737727 4.00%, 12/20/40	2,375,568	2,388,046
Pool# 737730 4.00%, 12/20/40	624,479	627,759

Total U.S. Government Mortgage Backed Agencies (cost $376,426,236)		383,735,202

Sovereign Bonds 2.6%

	Principal Amount	Market Value
BRAZIL 0.4%
Brazilian Government International Bond 10.50%, 07/14/14	$2,250,000	$2,854,125
7.13%, 01/20/37	1,345,000	1,600,550

		4,454,675

CANADA 0.6%
Canada Government International Bond, 2.38%, 09/10/14	2,145,000	2,216,300
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	119,797
Province of Manitoba Canada, 5.00%, 02/15/12	275,000	287,943
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	688,344
Province of Ontario Canada 4.38%, 02/15/13	297,000	317,125
4.10%, 06/16/14	1,845,000	1,993,476
4.50%, 02/03/15	463,000	506,071
4.75%, 01/19/16	205,000	226,444
Province of Quebec Canada 4.60%, 05/26/15	246,000	270,324
7.50%, 09/15/29	402,000	536,082

		7,161,906

CHILE 0.0%†
Chile Government International Bond, 5.50%, 01/15/13	123,000	132,348

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	205,000	223,212

HUNGARY 0.0%†
Hungary Government International Bond, 6.25%, 01/29/20	350,000	349,997

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	390,000	408,068
2.13%, 09/16/13	400,000	396,265
4.50%, 01/21/15	652,000	674,845
4.75%, 01/25/16(e)	287,000	294,086
6.88%, 09/27/23	174,000	192,731
5.38%, 06/15/33(e)	584,000	537,652

		2,503,647

MEXICO 0.2%
Mexico Government International Bond 6.38%, 01/16/13	1,120,000	1,230,320
6.75%, 09/27/34	1,223,000	1,375,875

		2,606,195

PERU 0.2%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,636,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
POLAND 0.0%†
Poland Government International Bond, 5.00%, 10/19/15	$156,000	$164,368

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 6.50%, 06/02/14	144,000	159,840

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	942,000	990,610

SUPRANATIONAL 0.9%
Asian Development Bank, 2.63%, 02/09/15(e)	2,765,000	2,847,038
Corp. Andina de Fomento, 6.88%, 03/15/12	164,000	172,201
European Investment Bank 4.25%, 07/15/13	2,500,000	2,686,052
3.00%, 04/08/14(e)	905,000	950,602
4.63%, 05/15/14	630,000	693,364
4.63%, 10/20/15	1,675,000	1,855,488
5.13%, 09/13/16	250,000	283,382
Inter-American Development Bank 5.13%, 09/13/16	65,000	73,917
6.80%, 10/15/25	287,000	364,922
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	908,074

		10,835,040

Total Sovereign Bonds (cost $29,801,452)		31,218,303

U.S. Government Sponsored & Agency Obligations 6.7%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	375,000	420,350
Federal Home Loan Banks 0.88%, 08/22/12	6,000,000	6,032,436
4.00%, 09/06/13	3,055,000	3,288,625
3.63%, 10/18/13	3,500,000	3,736,915
4.88%, 05/17/17(e)	605,000	676,933
5.25%, 06/05/17	4,900,000	5,541,332
Federal Home Loan Mortgage Corp. 5.13%, 07/15/12	4,234,000	4,516,014
4.13%, 12/21/12(e)	2,740,000	2,918,503
0.63%, 12/28/12(e)	3,530,000	3,530,039
4.88%, 11/15/13(e)	5,292,000	5,852,883
3.75%, 03/27/19(e)	1,475,000	1,524,184
6.75%, 09/15/29(e)	388,000	476,819
6.25%, 07/15/32	865,000	1,032,546
Federal National Mortgage Association 1.75%, 08/10/12(e)	4,490,000	4,574,017
0.50%, 10/30/12	1,500,000	1,498,066
1.50%, 06/26/13	5,840,000	5,928,587
1.30%, 08/09/13	360,000	360,072
1.25%, 08/20/13(e)	6,500,000	6,545,948
2.50%, 05/15/14	2,280,000	2,364,162
3.00%, 09/16/14(e)	3,775,000	3,977,106
4.63%, 10/15/14	1,236,000	1,373,730
5.00%, 04/15/15(e)	1,132,000	1,273,378
4.38%, 10/15/15	82,000	90,059
5.38%, 06/12/17	4,005,000	4,602,734
6.25%, 05/15/29	750,000	886,117
7.13%, 01/15/30	1,500,000	1,935,363
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	16,864
Tennessee Valley Authority 6.25%, 12/15/17	35,000	41,711
4.50%, 04/01/18	3,365,000	3,668,722
4.88%, 01/15/48	300,000	287,326

Total U.S. Government Sponsored & Agency Obligations (cost $76,053,461)		78,971,541

U.S. Treasury Bonds 4.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.50%, 02/15/39	515,000	427,852
3.88%, 08/15/40(e)	1,600,000	1,419,501
4.25%, 05/15/39	3,095,000	2,942,667
4.25%, 11/15/40(e)	4,500,000	4,265,861
4.38%, 11/15/39	8,080,000	7,836,340
4.38%, 05/15/40	1,300,000	1,259,583
4.50%, 02/15/36(e)	2,610,000	2,614,487
4.50%, 05/15/38(e)	2,370,000	2,359,262
4.50%, 08/15/39	1,285,000	1,273,355
4.63%, 02/15/40	5,340,000	5,398,409
5.00%, 05/15/37	215,000	231,864
6.25%, 08/15/23	3,869,000	4,819,323
6.38%, 08/15/27	6,870,000	8,689,478
6.88%, 08/15/25(e)	633,000	834,571
8.00%, 11/15/21	2,655,000	3,734,008
8.13%, 08/15/19	1,500,000	2,084,532
8.50%, 02/15/20(e)	1,700,000	2,425,155

Total U.S. Treasury Bonds (cost $52,836,580)		52,616,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes 28.2%
	Principal Amount	Market Value
U.S. Treasury Notes 0.38%, 09/30/12	$3,000,000	$2,995,077
0.38%, 10/31/12	12,000,000	11,973,744
0.50%, 10/15/13(e)	6,000,000	5,943,282
0.63%, 06/30/12(e)	3,000,000	3,009,840
1.00%, 04/30/12(e)	11,280,000	11,371,255
1.13%, 12/15/12(e)	18,000,000	18,193,356
1.38%, 05/15/12(e)	5,500,000	5,571,330
1.38%, 09/15/12(e)	19,585,000	19,872,664
1.38%, 02/15/13(e)	21,420,000	21,756,358
1.38%, 11/30/15(e)	7,000,000	6,837,033
1.50%, 12/31/13	7,000,000	7,113,204
1.75%, 08/15/12(e)	9,756,000	9,953,783
1.75%, 03/31/14(e)	3,345,000	3,418,955
1.75%, 07/31/15	2,250,000	2,253,330
1.88%, 06/15/12(e)	6,005,000	6,127,214
1.88%, 02/28/14(e)	4,000,000	4,105,312
1.88%, 04/30/14(e)	7,475,000	7,663,624
1.88%, 06/30/15(e)	5,900,000	5,951,165
1.88%, 09/30/17	1,800,000	1,716,750
1.88%, 10/31/17(e)	1,800,000	1,713,938
2.13%, 11/30/14(e)	3,520,000	3,619,275
2.25%, 05/31/14(e)	8,490,000	8,803,731
2.38%, 08/31/14(e)	5,570,000	5,789,319
2.38%, 09/30/14(e)	9,535,000	9,907,456
2.38%, 02/28/15(e)	1,990,000	2,059,491
2.50%, 06/30/17	7,450,000	7,436,031
2.63%, 04/30/16(e)	3,055,000	3,141,160
2.63%, 08/15/20(e)	8,100,000	7,637,417
2.75%, 05/31/17(e)	4,335,000	4,397,316
2.75%, 02/15/19	5,305,000	5,230,401
3.00%, 09/30/16	1,325,000	1,378,828
3.00%, 02/28/17	1,845,000	1,906,693
3.25%, 12/31/16(e)	9,325,000	9,791,250
3.25%, 03/31/17(e)	12,450,000	13,033,594
3.38%, 11/15/19(e)	9,370,000	9,549,351
3.50%, 05/15/20	9,600,000	9,791,232
3.63%, 12/31/12	2,960,000	3,135,635
3.63%, 08/15/19(e)	17,995,000	18,765,402
3.63%, 02/15/20(e)	5,410,000	5,598,084
3.88%, 10/31/12	3,365,000	3,564,928
4.00%, 02/15/15	1,400,000	1,540,000
4.13%, 05/15/15(e)	1,533,000	1,695,043
4.25%, 09/30/12(e)	2,585,000	2,747,573
4.25%, 11/15/17(e)	12,415,000	13,684,632
4.50%, 05/15/17	3,595,000	4,021,906
4.63%, 02/29/12(e)	7,134,000	7,463,391
4.63%, 02/15/17(e)	3,060,000	3,451,105
4.75%, 05/31/12	3,535,000	3,740,610
4.88%, 08/15/16(e)	1,833,000	2,095,777

Total U.S. Treasury Notes (cost $325,935,205)		332,517,845

Yankee Dollars 0.7%
	Principal Amount	Market Value
Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc. 4.88%, 03/01/13	$115,000	$123,179
5.88%, 12/01/36	375,000	387,135

		510,314

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	103,000	107,049

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	865,987

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	209,262
8.88%, 03/01/26	109,000	152,201

		361,463

Energy Equipment & Services 0.1%
Encana Corp. 4.75%, 10/15/13	236,000	254,456
6.50%, 08/15/34	250,000	264,827
Weatherford International Ltd., 5.50%, 02/15/16	51,000	55,754

		575,037

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	62,752
Rio Tinto Alcan, Inc., 4.50%, 05/15/13	158,000	169,230
Teck Resources Ltd. 3.85%, 08/15/17	100,000	102,233
4.50%, 01/15/21(e)	200,000	202,882
Vale Inco Ltd., 7.75%, 05/15/12	123,000	131,656
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	123,683

		792,436

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	213,132
Enbridge, Inc., 5.60%, 04/01/17	750,000	846,986
Nexen, Inc. 5.05%, 11/20/13	105,000	112,186
5.20%, 03/10/15	250,000	266,842
5.88%, 03/10/35	92,000	83,436
6.40%, 05/15/37	250,000	239,121
Petro-Canada, 5.95%, 05/15/35	189,000	191,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA, 6.80%, 01/15/28	$425,000	$504,975
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	688,261
Talisman Energy, Inc. 7.25%, 10/15/27	92,000	105,654
5.75%, 05/15/35	250,000	241,881
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	512,956

		4,006,968

Road & Rail 0.1%
Canadian National Railway Co. 4.40%, 03/15/13	515,000	551,240
6.90%, 07/15/28	168,000	199,312
6.20%, 06/01/36	164,000	181,374

		931,926

Total Yankee Dollars (cost $7,542,849)		8,151,180

Mutual Fund 3.4%

	Shares	Market Value
Money Market Fund 3.4%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (g)	40,192,200	40,192,200

Total Mutual Fund (cost $40,192,200)		40,192,200

Repurchase Agreements 0.6%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $2,085,872, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 11/15/2016 - 01/20/2041; total market value $2,127,576. (h)	$2,085,859	$2,085,859
Morgan Stanley, 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $5,000,031, collateralized by U.S. Federal National Mortgage Securities ranging from 3.50% - 5.00%, maturing 01/01/26 - 01/01/41; total market value $5,100,000. (h)	5,000,000	5,000,000

Total Repurchase Agreements (cost $7,085,859)		7,085,859

Total Investments (cost $1,174,407,866) (i) — 102.7%		1,209,851,297
Liabilities in excess of other assets — (2.7%)		(31,367,800)

NET ASSETS — 100.0%		$1,178,483,497

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $3,470,132 which represents 0.29% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2011.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date reflects the next call date.
(e)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $295,274,864, which was collateralized by repurchase agreements with a value of $7,085,859 and $293,561,649, of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 9.50% and maturity dates ranging from 02/10/2011 to 04/25/2047, a total value of $300,647,508.
(f)	Investment in affiliate.
(g)	Represents 7-day effective yield as of January 31, 2011.
(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $7,085,859.
(i)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,175,162,285, tax unrealized appreciation and depreciation were $40,754,037 and $(6,065,025), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
ASA	Stock Corporation
BV	Private Limited Liability Company
FICO	Fair Isaac Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$1,918,912	$—	$1,918,912
Commercial Mortgage Backed Securities	—	29,271,669	—	29,271,669
Corporate Bonds	—	234,792,597	—	234,792,597
Municipal Bonds	—	9,379,741	—	9,379,741
Mutual Fund	40,192,200	—	—	40,192,200
Repurchase Agreements	—	7,085,859	—	7,085,859
Sovereign Bonds	—	31,218,303	—	31,218,303
U.S. Government Mortgage Backed Agencies	—	383,735,202	—	383,735,202
U.S. Government Sponsored & Agency Obligations	—	78,971,541	—	78,971,541
U.S. Treasury Bonds	—	52,616,248	—	52,616,248
U.S. Treasury Notes	—	332,517,845	—	332,517,845
Yankee Dollars	—	8,151,180	—	8,151,180

Total	$40,192,200	$1,169,659,097	$—	$1,209,851,297

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 31.3%

	Principal Amount	Market Value
Automobile 11.9%
Ally Auto Receivables Trust Series 2010-1, Class A2, 0.75%, 04/15/12	$1,154,359	$1,155,013
Series 2010-2, Class A2, 0.89%, 09/17/12	2,000,000	2,003,197
Bank of America Auto Trust Series 2009-3A, Class A2, 0.89%, 04/15/12(a)	188,535	188,565
Series) 2010-1A,) Class A2, 0.75%, 06/15/12(a)	840,253	840,591
BMW Vehicle Owner Trust, Series) 2010-A,) Class A2, 0.68%, 09/25/12	1,433,911	1,435,016
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 04/16/12	953,543	961,490
Ford Credit Auto Owner Trust, Series 2010-B, Class A2, 0.65%, 12/15/12	1,200,000	1,200,655
Honda Auto Receivables Owner Trust Series 2010-1, Class A2, 0.62%, 02/21/12	1,484,269	1,484,800
Series 2010-2, Class A3, 1.34%, 03/18/14	2,500,000	2,519,690
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	2,285,267	2,287,925
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.74%, 08/17/15	2,500,000	2,642,526
Toyota Auto Receivables Owner Trust Series 2010-A, Class A2, 0.75%, 05/15/12	2,483,094	2,485,147
Series 2010-A, Class A3, 1.27%, 12/16/13	750,000	754,947
Series 2010-B, Class A2, 0.74%, 08/15/12	1,250,000	1,251,484
USAA Auto Owner Trust Series 2008-2, Class A4, 5.16%, 11/15/13	2,000,000	2,063,094
Series 2009-2, Class A3, 1.54%, 02/18/14	1,945,043	1,957,954
Volkswagen Auto Loan Enhanced Trust Series 2008-1, Class A3, 4.50%, 07/20/12	161,941	162,352
Series 2010-1, Class A2, 0.66%, 05/21/12	1,161,603	1,162,023
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	1,553,885	1,573,234
Series 2010-A, Class A2, 0.70%, 06/15/12	1,190,580	1,190,942

		29,320,645

Credit Card 7.6%
American Express Credit Account Master Trust Series 2006-2, Class A, 5.35%, 01/15/14	2,000,000	2,036,369
Series 2007-5, Class A, 0.29%, 12/15/14(b)	2,000,000	1,996,356
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7, 4.70%, 06/15/15	2,000,000	2,115,811
Series 2008-A5, Class A5, 4.85%, 02/18/14	2,910,000	2,935,880
Chase Issuance Trust Series 2006-A1, Class A, 0.30%, 04/15/13(b)	1,997,000	1,996,844
Series 2007-A17, Class A, 5.12%, 10/15/14	2,000,000	2,143,421
Citibank Credit Card Issuance Trust Series 2009-A3, Class A3, 2.70%, 06/24/13	1,830,000	1,850,736
Series 2009-A5, Class A5, 2.25%, 12/23/14	2,060,000	2,107,183
MBNA Credit Card Master Note Trust, Series 2004-A2, Class A2, 0.41%, 07/15/13(b)	1,696,000	1,695,937

		18,878,537

Other 11.8%
AEP Texas Central Transition Funding LLC, Series A-2 4.98%, 07/01/13	1,782,714	1,878,809
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	2,363,115	2,447,808
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,962,841	2,074,112
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	59,643	59,642
GE Equipment Midticket LLC, Series 2010-1, Class A2, 0.61%, 01/14/13(a)	1,000,000	1,000,124
John Deere Owner Trust Series 2008-A, Class A4, 4.89%, 03/16/15	2,271,988	2,301,477
Series 2009-B, Class A3, 1.57%, 10/15/13	800,000	804,684
Series 2010-A, Class A2, 0.72%, 07/16/12	2,273,298	2,274,565

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
Massachusetts RRB Special Purpose Trust Series 2005-1, Class A3, 4.13%, 09/15/13	$885,720	$895,489
Series 2005-1, Class A4, 4.40%, 03/15/15	1,000,000	1,053,653
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	1,760,952	1,884,381
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	2,400,000	2,538,305
Series 2005-2, Class A2, 5.03%, 03/25/14	1,694,185	1,740,436
PSE&G Transition Funding LLC Series 2001-1, Class A5, 6.45%, 03/15/13	283,313	285,401
Series 2001-1, Class A6, 6.61%, 06/15/15	4,820,000	5,208,137
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A2, 4.81%, 11/17/14	1,013,459	1,056,227
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12(a)	1,800,000	1,802,286

		29,305,536

Total Asset-Backed Securities (cost $77,662,039)		77,504,718

Collateralized Mortgage Obligations 22.5%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2002-82, Class XD, 5.00%, 07/25/16	204,278	205,200
Series 2003-113, Class PD, 4.00%, 02/25/17	1,587,440	1,634,374
Series 2003-122, Class OK, 4.00%, 06/25/17	854,523	879,674
Series 2003-14, Class AN, 3.50%, 03/25/33	167,199	172,777
Series 2003-15, Class WC, 4.00%, 12/25/16	252,096	253,352
Series 2003-49, Class TK, 3.50%, 03/25/18	1,269,972	1,318,267
Series 2003-57, Class NB, 3.00%, 06/25/18	139,833	143,909
Series 2003-59, Class GC, 4.50%, 03/25/18	1,157,325	1,213,780
Series 2003-67, Class TA, 3.00%, 08/25/17	873,846	890,269
Series 2003-75, Class NB, 3.25%, 08/25/18	45,262	45,484
Series 2004-29, Class L, 4.00%, 09/25/17	587,651	603,281
Series 2004-32, Class AB, 4.00%, 10/25/17	559,110	575,895
Series 2004-6, Class CA, 4.00%, 06/25/17	907,696	933,858
Series 2008-15, Class JM, 4.00%, 02/25/19	630,255	659,543
Series 2008-18, Class MD, 4.00%, 03/25/19	1,366,943	1,440,416
Series 2009-44, Class A, 4.50%, 12/25/23	984,595	1,037,204
Series 2009-76, Class MA, 4.00%, 09/25/24	4,451,762	4,690,900
Series 2009-88, Class EA, 4.50%, 05/25/23	1,447,867	1,515,732
Freddie Mac REMICS Series 2555, Class B,4.25%, 01/15/18	946,209	999,914
Series 2611, Class KC, 3.50%, 01/15/17	57,491	57,876
Series 2613, Class PA, 3.25%, 05/15/18	742,702	759,704
Series 2614, Class TD, 3.50%, 05/15/16	557,342	562,086
Series 2625, Class JD, 3.25%, 07/15/17	414,239	422,601
Series 2628, Class DQ, 3.00%, 11/15/17	1,454,116	1,491,152
Series 2628, Class GQ, 3.14%, 11/15/17	1,817,645	1,867,615
Series 2629, Class AM, 4.00%, 01/15/18	802,916	839,659
Series 2629, Class AN, 3.50%, 01/15/18	1,561,226	1,618,056
Series 2630, Class KS, 4.00%, 01/15/17	1,908,991	1,957,118
Series 2633, Class PD, 4.50%, 08/15/16	1,109,169	1,130,110
Series 2640, Class GD, 4.50%, 08/15/17	1,719,876	1,755,573
Series 2643, Class NT, 4.50%, 03/15/18	1,580,682	1,661,393
Series 2664, Class GA, 4.50%, 01/15/18	85,291	86,376
Series 2672, Class NF, 4.00%, 12/15/16	1,001,152	1,026,286
Series 2695, Class DE, 4.00%, 01/15/17	2,492,499	2,556,106
Series 2783, Class AB, 4.00%, 10/15/17	606,989	626,004
Series 2786, Class PD, 4.50%, 01/15/18	2,281,000	2,376,158
Series 2802, Class NC, 5.00%, 05/15/28	341,959	346,011
Series 2877, Class GP, 4.00%, 11/15/18	882,449	914,522
Series 3110, Class AG, 5.00%, 03/15/19	626,502	642,306
Series 3555, Class JA, 4.00%, 12/15/14	1,072,357	1,110,051
Series 3573, Class LC, 1.85%, 08/15/14	1,132,202	1,142,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Freddie Mac REMICS (continued)
Series 3574, Class AC, 1.85%, 08/15/14	$1,355,468	$1,367,564
Series 3584, Class BL, 1.25%, 10/15/12	894,481	898,396
Series 3591, Class NA, 1.25%, 10/15/12	987,984	996,613
Series 3610, Class AB, 1.40%, 12/15/14	650,495	653,095
Series 3612, Class AE, 1.40%, 12/15/14	1,091,745	1,096,037
Series 3728, Class CA, 1.50%, 10/15/18	2,204,791	2,191,763
Series 3758, Class CD, 1.50%, 08/15/17	2,301,474	2,297,136
Ginnie Mae
Series 2003-49, Class A, 2.21%, 10/16/17	190,033	189,985
Series 2009-81, Class WA, 2.00%, 08/20/39	1,659,955	1,680,876

Total Collateralized Mortgage Obligations (cost $55,362,653)		55,534,897

Commercial Mortgage Backed Securities 4.0%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	464,762	465,658
Series 2005-3, Class A2, 4.50%, 07/10/43	1,547,965	1,552,010
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	87,277	87,378
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2 3.92%, 11/10/38	313,425	313,272
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3 4.21%, 12/10/41	399,278	399,338
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	847,287	861,266
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	264,397	264,738
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1 3.67%, 02/11/36	1,010,348	1,013,528
Wachovia Bank Commercial Mortgage Trust Series 2004-C15, Class A2, 4.04%, 10/15/41	1,985,091	1,990,820
Series 2005-C16, Class A2, 4.38%, 10/15/41	668,586	674,650
Series 2005-C17, Class A2, 4.78%, 03/15/42	762,843	762,333
Series 2006-C29, Class A2, 5.28%, 11/15/48	1,500,000	1,526,354

Total Commercial Mortgage Backed Securities (cost $9,942,509)		9,911,345

Corporate Bonds 28.3%

	Principal Amount	Market Value
Aerospace & Defense 3.1%
Boeing Co. (The), 1.88%, 11/20/12	$2,500,000	$2,545,618
General Dynamics Corp., 1.80%, 07/15/11	2,500,000	2,519,445
Honeywell International, Inc., 6.13%, 11/01/11	2,500,000	2,609,157

		7,674,220

Beverages 1.1%
PepsiCo, Inc., 5.15%, 05/15/12	2,500,000	2,635,698

Capital Markets 2.7%
Bank of New York Mellon Corp. (The),, 4.95%, 11/01/12	2,500,000	2,677,472
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,000,000	2,012,802
State Street Bank and Trust Co., 1.85%, 03/15/11	2,000,000	2,003,992

		6,694,266

Commercial Banks 4.8%
BNP Paribas, 0.70%, 04/08/13(b)	2,500,000	2,484,853
PNC Funding Corp., 5.50%, 09/28/12	2,000,000	2,139,806
Wachovia Corp., 5.30%, 10/15/11	2,500,000	2,583,430
Wells Fargo & Co., 3.00%, 12/09/11	2,000,000	2,045,196
Commercial Banks 4.8%
Westpac Banking Corp., 0.85%, 04/08/13(a)(b)	2,500,000	2,505,897

		11,759,182

Communications Equipment 0.8%
Cisco Systems, Inc., 5.25%, 02/22/11	2,000,000	2,005,120

Computers & Peripherals 0.7%
Hewlett-Packard Co. 1.34%, 05/27/11(b)	300,000	301,086
2.25%, 05/27/11	1,500,000	1,510,772

		1,811,858

Consumer Finance 1.1%
John Deere Capital Corp., 7.00%, 03/15/12	2,500,000	2,671,692

Diversified Financial Services 5.3%
Bank of America Corp., 5.38%, 08/15/11	2,000,000	2,050,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
General Electric Capital Corp.
1.80%, 03/11/11	$2,000,000	$2,003,468
5.00%, 11/15/11	2,500,000	2,582,770
HSBC Finance Corp., 6.38%, 10/15/11	1,875,000	1,947,780
JPMorgan Chase & Co., 5.60%, 06/01/11	2,020,000	2,055,180
Western Union Co. (The), 5.40%, 11/17/11	2,500,000	2,591,513

		13,231,365

Diversified Telecommunication Services 0.8%
AT&T Corp., 7.30%, 11/15/11	1,793,000	1,886,265

Food & Staples Retailing 0.7%
Costco Wholesale Corp., 5.30%, 03/15/12	1,600,000	1,676,989

Industrial Conglomerates 1.1%
3M Co., 4.50%, 11/01/11	2,600,000	2,684,310

Insurance 1.0%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	2,500,000	2,523,227

Media 0.2%
Walt Disney Co. (The), Series B, 6.38%, 03/01/12	500,000	530,247

Multiline Retail 0.7%
Target Corp., 5.88%, 03/01/12	1,700,000	1,793,973

Oil, Gas & Consumable Fuels 0.6%
ConocoPhillips, 4.75%, 10/15/12	1,500,000	1,602,893

Personal Products 1.0%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	2,500,000	2,518,320

Pharmaceuticals 2.6%
Abbott Laboratories, 5.60%, 05/15/11	1,735,000	1,762,141
Eli Lilly & Co., 6.00%, 03/15/12	2,500,000	2,651,882
Pfizer, Inc., 2.25%, 03/15/11(b)	2,000,000	2,004,572

		6,418,595

Total Corporate Bonds (cost $69,908,672)		70,118,220

U.S. Government Mortgage Backed Agencies 0.7%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 253845 6.00%, 06/01/16	39,281	42,836
Pool# 254089 6.00%, 12/01/16	62,708	68,383
Pool# 545415 6.00%, 01/01/17	55,851	60,905
Pool# 254195 5.50%, 02/01/17	128,707	139,145
Pool# 625178 5.50%, 02/01/17	106,563	115,205
Freddie Mac Gold Pool
Pool# E00678 6.50%, 06/01/14	19,967	21,264
Pool# B17493 4.00%, 12/01/14	1,232,359	1,273,787
Pool# E00991 6.00%, 07/01/16	30,278	32,838

Total U.S. Government Mortgage Backed Agencies (cost $1,710,582)		1,754,363

Sovereign Bonds 3.5%

	Principal Amount	Market Value
CANADA 1.0%
Province of Ontario Canada, 2.75%, 02/22/11	2,500,000	2,503,140

GERMANY 1.0%
Kreditanstalt fuer Wiederaufbau, 1.88%, 03/15/11	2,500,000	2,505,160

SUPRANATIONAL 1.5%
African Development Bank, 0.55%, 03/23/11(b)	1,700,000	1,700,427
International Bank for Reconstruction & Development, 0.48%, 03/04/11(b)	2,000,000	2,000,502

		3,700,929

Total Sovereign Bonds (cost $8,706,837)		8,709,229

U.S. Government Sponsored & Agency Obligations 1.8%

	Principal Amount	Market Value
Federal National Mortgage Association
1.75%, 03/23/11	$2,000,000	$2,004,472
1.38%, 04/28/11	2,500,000	2,507,212

Total U.S. Government Sponsored & Agency Obligations (cost $4,506,976)		4,511,684

U.S. Treasury Notes 3.7%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 09/30/11	4,000,000	4,020,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
1.13%, 01/15/12	$5,000,000	$5,039,650

Total U.S. Treasury Notes (cost $9,026,159)		9,060,430

Yankee Dollar 0.2%

	Principal Amount	Market Value
Road & Rail 0.2%
Canadian National Railway Co., 6.38%, 10/15/11	400,000	416,423

Total Yankee Dollar (cost $416,032)		416,423

Mutual Fund 3.4%

	Shares	Market Value
Money Market Fund 3.4%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	8,513,868	$8,513,868

Total Mutual Fund (cost $8,513,868)		8,513,868

Total Investments (cost $245,756,327) (d) — 99.4%		246,035,177
Other assets in excess of liabilities — 0.6%		1,377,011

NET ASSETS — 100.0%		$247,412,188

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $6,337,463 which represents 2.56% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $245,756,327, tax unrealized appreciation and depreciation were $812,323 and $(533,473), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits
SCA	Limited partnership with share capital

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$77,504,718	$—	$77,504,718
Collateralized Mortgage Obligations	—	55,534,897	—	55,534,897
Commercial Mortgage Backed Securities	—	9,911,345	—	9,911,345
Corporate Bonds	—	70,118,220	—	70,118,220
Mutual Fund	8,513,868	—	—	8,513,868
Sovereign Bonds	—	8,709,229	—	8,709,229
U.S. Government Mortgage Backed Agencies	—	1,754,363	—	1,754,363
U.S. Government Sponsored & Agency Obligations	—	4,511,684	—	4,511,684
U.S. Treasury Notes	—	9,060,430	—	9,060,430
Yankee Dollar	—	416,423	—	416,423

Total	$8,513,868	$237,521,309	$—	$246,035,177

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 9.1%

	Principal Amount	Market Value
Fannie Mae REMICS Series 1988-25, Class B, 9.25%, 10/25/18	$6,391	$7,217
Series 1990-7, Class B, 8.50%, 01/25/20	19,274	21,839
Series 1993-16, Class Z, 7.50%, 02/25/23	83,350	94,421
Series 1993-226, Class PK, 6.00%, 12/25/23	738,208	803,581
Series 1998-73, Class MZ, 6.30%, 10/17/38	2,240,870	2,419,933
Series 2003-66, Class AP, 3.50%, 11/25/32	1,266,343	1,316,401
Fannie Mae-Aces Series 1998-M4, Class D, 6.27%, 02/25/35	9,092	9,086
Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	2,175,788	2,243,184
Freddie Mac REMICS Series 1684, Class I, 6.50%, 03/15/24	1,291,152	1,391,039
Series 2296, Class H, 6.50%, 03/15/31	72,566	80,786
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	4,058,964

Total Collateralized Mortgage Obligations (cost $11,872,905)		12,446,451

U.S. Government Mortgage Backed Agencies 53.1%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 460669 5.63%, 06/01/12	10,623,293	11,108,598
Pool# 463344 4.04%, 02/01/15	6,430,002	6,793,662
Pool# 381190 7.90%, 08/01/15	1,413,727	1,580,774
Pool# 383142 7.11%, 10/01/15	1,511,995	1,510,888
Pool# 380082 6.35%, 03/01/16	3,573,098	3,761,346
Pool# 385012 6.84%, 04/01/20	4,124,069	4,595,939
Pool# MA0598 3.50%, 12/01/20	9,811,051	10,120,372
Pool# 874740 6.32%, 07/01/22	1,720,649	1,856,657
Pool# AB1066 4.00%, 05/01/25	19,495,202	20,091,226
Pool# 874982 6.81%, 11/01/25	1,696,602	1,876,401
Pool# 385258 6.65%, 07/01/27	1,250,804	1,361,353
Pool# 387114 5.62%, 09/01/34	1,147,880	1,223,068
Pool# 773298 4.87%, 04/01/35(a)	2,776,426	2,909,369
Pool# 745769 2.53%, 07/01/36(a)	2,649,265	2,799,076
Pool# 813605 2.63%, 07/01/36(a)	1,008,271	1,060,634

Total U.S. Government Mortgage Backed Agencies (cost $71,323,201)		72,649,363

U.S. Government Sponsored & Agency Obligations 5.7%

	Principal Amount	Market Value
Federal Home Loan Banks 5.99%, 04/15/13	1,500,000	1,671,215
8.02%, 02/13/15	5,000,000	6,205,360

Total U.S. Government Sponsored & Agency Obligations (cost $7,124,291)		7,876,575

U.S. Treasury Bonds 29.2%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.00%, 02/15/26	7,000,000	8,524,684
8.13%, 08/15/21	5,000,000	7,082,810
U.S. Treasury Inflation Indexed Bonds 0.63%, 04/15/13	10,000,000	10,734,434
1.63%, 01/15/15	11,000,000	13,623,017

Total U.S. Treasury Bonds (cost $39,381,807)		39,964,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Government Bond Fund

Mutual Fund 2.5%

	Shares	Market Value
Money Market Fund 2.5%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (b)	3,398,585	$3,398,585

Total Mutual Fund (cost $3,398,585)		3,398,585

Total Investments (cost $133,100,789) (c) —99.6%		136,335,919
Other assets in excess of liabilities — 0.4%		502,559

NET ASSETS — 100.0%		$136,838,478

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $133,100,789, tax unrealized appreciation and depreciation were $3,451,091 and $(215,961), respectively.

REMICS        Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$12,446,451	$—	$12,446,451
Mutual Fund	3,398,585	—	—	3,398,585
U.S. Government Mortgage Backed Agencies	—	72,649,363	—	72,649,363
U.S. Government Sponsored & Agency Obligations	—	7,876,575	—	7,876,575
U.S. Treasury Bonds	—	39,964,945	—	39,964,945

Total	$3,398,585	$132,937,334	$—	$136,335,919

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%
	Shares	Market Value
Equity Funds 95.6%
Nationwide International Index Fund, Institutional Class (a)	40,761,873	$310,197,857
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,981,822	166,594,240
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,899,444	430,515,000
Nationwide Small Cap Index Fund, Institutional Class (a)	9,328,293	111,566,382

Total Equity Funds (cost $1,012,694,351)		1,018,873,479

Fixed Income Fund 4.4%
Nationwide Bond Index Fund, Institutional Class (a)	4,153,615	46,935,850

Total Fixed Income Fund (cost $45,260,761)		46,935,850

Total Mutual Funds (cost $1,057,955,112)		1,065,809,329

Total Investments (cost $1,057,955,112) (b) — 100.0%		1,065,809,329
Liabilities in excess of other assets — 0.0%†		(516,423)

NET ASSETS — 100.0%		$1,065,292,906

(a)	Investment in affiliate.
(b)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,087,625,384, tax unrealized appreciation and depreciation were $19,136,858 and $(40,952,913), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,065,809,329	$—	$—	$1,065,809,329

Total	$1,065,809,329	$—	$—	$1,065,809,329

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 82.2%

	Shares	Market Value
Equity Funds 22.2%
Nationwide International Index Fund, Institutional Class (a)	2,398,321	$18,251,220
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,291,847	19,597,324
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,520,922	37,990,749

Total Equity Funds (cost $59,678,482)		75,839,293

Fixed Income Funds 54.2%
Nationwide Bond Index Fund, Institutional Class (a)	11,695,220	132,155,988
Nationwide Enhanced Income Fund, Institutional Class (a)	5,927,763	53,586,975

Total Fixed Income Funds (cost $182,335,210)		185,742,963

Money Market Fund 5.8%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	19,936,819	19,936,819

Total Money Market Fund (cost $19,936,819)		19,936,819

Total Mutual Funds (cost $261,950,511)		281,519,075

Fixed Contract 17.8%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$61,043,554	$61,043,554

Total Fixed Contract (cost $61,043,554)		61,043,554

Total Investments (cost $322,994,065) (d) — 100.0%		342,562,629
Other assets in excess of liabilities — 0.0%†		131,306

NET ASSETS — 100.0%		$342,693,935

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $330,653,820, tax unrealized appreciation and depreciation were $12,689,392 and $(780,583), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$61,043,554	$—	$61,043,554
Mutual Funds	281,519,075	—	—	281,519,075

Total	$281,519,075	$61,043,554	$—	$342,562,629

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 93.4%

	Shares	Market Value
Equity Funds 63.0%
Nationwide International Index Fund, Institutional Class (a)	30,246,955	$230,179,324
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	10,853,048	164,640,741
Nationwide S&P 500 Index Fund, Institutional Class (a)	44,381,392	478,875,225
Nationwide Small Cap Index Fund, Institutional Class (a)	6,912,145	82,669,259

Total Equity Funds (cost $895,856,053)		956,364,549

Fixed Income Funds 29.0%
Nationwide Bond Index Fund, Institutional Class (a)	30,798,477	348,022,788
Nationwide Enhanced Income Fund, Institutional Class (a)	10,151,123	91,766,151

Total Fixed Income Funds (cost $427,524,508)		439,788,939

Money Market Fund 1.4%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	21,113,314	21,113,314

Total Money Market Fund (cost $21,113,314)		21,113,314

Total Mutual Funds (cost $1,344,493,875)		1,417,266,802

Fixed Contract 6.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$99,774,065	$99,774,065

Total Fixed Contract (cost $99,774,065)		99,774,065

Total Investments (cost $1,444,267,940) (d) — 100.0%		1,517,040,867
Other assets in excess of liabilities — 0.0%†		27,084

NET ASSETS — 100.0%		$1,517,067,951

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,478,287,021, tax unrealized appreciation and depreciation were $45,236,580 and $(6,482,734), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$99,774,065	$—	$99,774,065
Mutual Funds	1,417,266,802	—	—	1,417,266,802

Total	$1,417,266,802	$99,774,065	$—	$1,517,040,867

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%
	Shares	Market Value
Equity Funds 82.0%
Nationwide International Index Fund, Institutional Class (a)	57,259,595	$435,745,516
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	18,501,897	280,673,772
Nationwide S&P 500 Index Fund, Institutional Class (a)	58,825,318	634,725,188
Nationwide Small Cap Index Fund, Institutional Class (a)	7,853,713	93,930,403

Total Equity Funds (cost $1,407,124,819)		1,445,074,879

Fixed Income Funds 15.7%
Nationwide Bond Index Fund, Institutional Class (a)	20,984,364	237,123,310
Nationwide Enhanced Income Fund, Institutional Class (a)	4,532,749	40,976,051

Total Fixed Income Funds (cost $270,024,806)		278,099,361

Total Mutual Funds (cost $1,677,149,625)		1,723,174,240

Fixed Contract 2.3%
	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(b)	$39,652,335	$39,652,335

Total Fixed Contract (cost $39,652,335)		39,652,335

Total Investments (cost $1,716,801,960) (c) — 100.0%		1,762,826,575
Liabilities in excess of other assets — 0.0%†		(686,832)

NET ASSETS — 100.0%		$1,762,139,743

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,755,274,317, tax unrealized appreciation and depreciation were $47,181,527 and $(39,629,269), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$39,652,335	$—	$39,652,335
Mutual Funds	1,723,174,240	—	—	1,723,174,240

Total	$1,723,174,240	$39,652,335	$—	$1,762,826,575

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 89.4%
	Shares	Market Value
Equity Funds 43.1%
Nationwide International Index Fund, Institutional Class (a)	6,681,412	$50,845,544
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	3,596,716	54,562,193
Nationwide S&P 500 Index Fund, Institutional Class (a)	9,804,879	105,794,642

Total Equity Funds (cost $184,195,448)		211,202,379

Fixed Income Funds 42.5%
Nationwide Bond Index Fund, Institutional Class (a)	14,301,927	161,611,774
Nationwide Enhanced Income Fund, Institutional Class (a)	5,180,727	46,833,772

Total Fixed Income Funds (cost $203,514,454)		208,445,546

Money Market Fund 3.8%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	18,590,243	18,590,243

Total Money Market Fund (cost $18,590,243)		18,590,243

Total Mutual Funds (cost $406,300,145)		438,238,168

Fixed Contract 10.6%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.60% (a)(c)	$52,181,830	$52,181,830

Total Fixed Contract (cost $52,181,830)		52,181,830

Total Investments (cost $458,481,975) (d) — 100.0%		490,419,998
Other assets in excess of liabilities — 0.0%†		235,739

NET ASSETS — 100.0%		$490,655,737

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $473,480,003, tax unrealized appreciation and depreciation were $17,642,206 and $(702,211), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$52,181,830	$—	$52,181,830
Mutual Funds	438,238,168	—	—	438,238,168

Total	$438,238,168	$52,181,830	$—	$490,419,998

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 8.3%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	94,985	$557,763

Airlines 0.0%†
Qantas Airways Ltd. *	165,561	397,437

Beverages 0.2%
Coca-Cola Amatil Ltd. (a)	81,838	916,853
Foster’s Group Ltd.	279,426	1,575,991

		2,492,844

Biotechnology 0.2%
CSL Ltd. (a)	79,176	2,945,622

Capital Markets 0.1%
Macquarie Group Ltd.	50,164	2,040,761

Chemicals 0.1%
Incitec Pivot Ltd.	242,346	1,043,630
Orica Ltd.	52,173	1,320,700

		2,364,330

Commercial Banks 2.3%
Australia & New Zealand Banking Group Ltd.	372,343	8,824,419
Bendigo and Adelaide Bank Ltd. (a)	53,424	522,036
Commonwealth Bank of Australia (a)	225,808	11,849,455
National Australia Bank Ltd.	311,070	7,675,548
Westpac Banking Corp. (a)	434,956	10,004,631

		38,876,089

Commercial Services & Supplies 0.1%
Brambles Ltd. (a)	204,903	1,470,495

Construction & Engineering 0.0%†
Leighton Holdings Ltd. (a)	20,114	633,848

Construction Materials 0.0%†
Boral Ltd.	104,384	501,738

Containers & Packaging 0.1%
Amcor Ltd. (a)	179,562	1,233,840

Diversified Financial Services 0.1%
ASX Ltd.	24,655	920,315

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	637,113	1,782,472

Electric Utilities 0.0%†
SP AusNet (a)	167,337	146,949

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	28,781	796,165

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	112,250	470,807
Wesfarmers Ltd.	146,972	5,001,911
Wesfarmers Ltd. PPS	22,780	785,053
Woolworths Ltd.	179,806	4,783,731

		11,041,502

Food Products 0.0%†
Goodman Fielder Ltd. (a)	208,825	$262,545

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	8,229	632,997

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,920	322,692
Sonic Healthcare Ltd. (a)	53,463	636,195

		958,887

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	63,173	542,382
TABCORP Holdings Ltd.	103,016	715,663
Tatts Group Ltd. (a)	192,310	475,739

		1,733,784

Industrial Conglomerates 0.0%†
CSR Ltd. (a)	222,653	357,692

Information Technology Services 0.0%†
Computershare Ltd.	64,797	652,523

Insurance 0.5%
AMP Ltd. (a)	306,804	1,640,197
AXA Asia Pacific Holdings Ltd. (a)	147,224	945,309
Insurance Australia Group Ltd. (a)	298,353	1,137,933
QBE Insurance Group Ltd.	151,227	2,644,527
Suncorp-Group Ltd. (a)	188,376	1,623,236

		7,991,202

Media 0.0%†
Fairfax Media Ltd. (a)	310,922	418,892

Metals & Mining 2.2%
Alumina Ltd. (a)	360,290	863,391
BHP Billiton Ltd.	489,123	21,760,404
BlueScope Steel Ltd. (a)	273,044	581,393
Fortescue Metals Group Ltd. *	177,021	1,132,216
MacArthur Coal Ltd.	23,475	292,833
Newcrest Mining Ltd.	111,532	4,130,957
OneSteel Ltd.	194,481	530,168
OZ Minerals Ltd.	458,145	748,736
Rio Tinto Ltd.	63,271	5,325,753
Sims Metal Management Ltd.	24,535	474,003

		35,839,854

Multi-Utilities 0.1%
AGL Energy Ltd.	65,699	976,941

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	82,612	248,298

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd. (a)	20,486	274,806
Origin Energy Ltd. (a)	127,738	2,095,076
Paladin Energy Ltd. *	96,339	471,703
Santos Ltd.	120,367	1,625,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	91,090	$3,791,612

		8,258,645

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	310,150	560,593
Dexus Property Group	689,982	572,500
Goodman Group	981,833	652,564
GPT Group (a)	251,920	743,227
Mirvac Group	501,615	621,866
Stockland	356,424	1,280,829
Westfield Group	316,136	3,111,389
Westfield Retail Trust *	407,229	1,075,434

		8,618,402

Real Estate Management & Development 0.0%†
Lend Lease Group	76,478	674,442

Road & Rail 0.1%
Asciano Ltd. *	440,219	707,538
QR National Ltd. *	231,439	645,793

		1,353,331

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd. (a)	29,397	238,785

Transportation Infrastructure 0.1%
MAp Group	55,663	166,191
Transurban Group (a)	182,292	945,131

		1,111,322

		138,530,712

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	27,891	1,393,503
Raiffeisen International Bank Holding AG (a)	7,179	422,079

		1,815,582

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	48,553	668,338

Electric Utilities 0.0%†
Verbund AG, Class A	9,575	382,914

Insurance 0.0%†
Vienna Insurance Group	5,811	315,457

Metals & Mining 0.1%
Voestalpine AG	16,507	740,548

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,134	936,388

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG *(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG *(a)	138,415	609,548

		5,468,775

BELGIUM 0.9%
Beverages 0.3%
Anheuser-Busch InBev NV	105,326	5,811,588
Anheuser-Busch InBev NV VVPR *	47,992	263

		5,811,851

Chemicals 0.1%
Solvay SA	8,926	932,516
Umicore SA	16,062	823,117

		1,755,633

Commercial Banks 0.1%
Dexia SA *	81,859	341,959
KBC Groep NV *	24,251	970,821

		1,312,780

Diversified Financial Services 0.1%
Compagnie Nationale a Portefeuille	4,323	238,762
Groupe Bruxelles Lambert SA	12,148	1,093,462

		1,332,224

Diversified Telecommunication Services 0.1%
Belgacom SA	22,892	822,166

Electrical Equipment 0.0%†
Bekaert SA	5,655	565,985

Food & Staples Retailing 0.1%
Colruyt SA	11,310	578,206
Delhaize Group SA	15,103	1,188,545

		1,766,751

Insurance 0.1%
Ageas	321,111	909,870

Pharmaceuticals 0.0%†
UCB SA	15,174	542,982

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,895	243,075

		15,063,317

BERMUDA 0.1%
Energy Equipment & Services 0.1%

Seadrill Ltd.	39,752	1,309,191

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd. *(a)	315,604	224,405

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	221,166	323,208

		547,613

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	112,510	476,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK 1.0%
Beverages 0.1%
Carlsberg AS, Class B	15,527	$1,543,675

Chemicals 0.1%
Novozymes AS, Class B	6,588	913,019

Commercial Banks 0.1%
Danske Bank AS *	65,922	1,767,872

Electrical Equipment 0.1%
Vestas Wind Systems AS *	28,799	987,948

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B	3,350	487,078
William Demant Holding AS *	3,635	291,134

		778,212

Insurance 0.0%†
Tryg AS	3,580	194,474

Marine 0.2%
A.P. Moller - Maersk AS, Class A	78	734,712
A.P. Moller - Maersk AS, Class B	192	1,870,296

		2,605,008

Pharmaceuticals 0.4%
Novo Nordisk AS, Class B	61,183	6,888,587

Road & Rail 0.0%†
DSV AS	29,507	616,366

		16,295,161

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	16,246	585,560

Communications Equipment 0.4%
Nokia OYJ	545,106	5,814,393

Diversified Financial Services 0.0%†
Pohjola Bank PLC	20,712	276,229

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,993	439,999

Electric Utilities 0.1%
Fortum OYJ	64,666	1,989,826

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,936	477,475

Insurance 0.1%
Sampo OYJ, Class A	60,986	1,798,113

Machinery 0.2%
Kone OYJ, Class B	23,148	1,261,448
Metso OYJ	18,252	974,636
Wartsila OYJ	11,833	914,344

		3,150,428

Media 0.0%†
Sanoma OYJ (a)	12,186	284,908

Metals & Mining 0.1%
Outokumpu OYJ	18,277	340,447
Rautaruukki OYJ	12,646	315,595

		656,042

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	19,274	364,002

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	87,648	1,042,627
UPM-Kymmene OYJ	75,126	1,546,719

		2,589,346

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,807	312,026

		18,738,347

FRANCE 9.3%
Aerospace & Defense 0.1%
Safran SA	25,010	903,597
Thales SA	13,484	500,946

		1,404,543

Airlines 0.0%†
Air France-KLM SA *	20,443	373,220

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	25,340	1,844,126

Automobiles 0.2%
PSA Peugeot Citroen *	21,904	915,891
Renault SA *	27,986	1,829,464

		2,745,355

Beverages 0.2%
Pernod-Ricard SA	28,911	2,749,690

Building Products 0.2%
Compagnie de Saint-Gobain	58,151	3,354,426

Chemicals 0.3%
Air Liquide SA	40,995	5,114,273

Commercial Banks 1.2%
BNP Paribas	139,416	10,405,808
Credit Agricole SA	138,784	2,048,108
Natixis *	129,364	686,958
Societe Generale	92,474	5,973,183

		19,114,057

Commercial Services & Supplies 0.1%
Edenred *	22,382	535,203
Societe BIC SA	3,750	322,166

		857,369

Communications Equipment 0.1%
Alcatel-Lucent *	328,602	1,095,041

Construction & Engineering 0.3%
Bouygues SA	33,458	1,553,387

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering (continued)
Eiffage SA	6,456	$331,745
Vinci SA	63,859	3,687,060

		5,572,192

Construction Materials 0.1%
Imerys SA	5,692	374,901
Lafarge SA	29,151	1,730,055

		2,104,956

Diversified Financial Services 0.0%†
Eurazeo	4,174	307,293

Diversified Telecommunication Services 0.4%
France Telecom SA	270,832	5,906,883
Iliad SA	2,469	262,383

		6,169,266

Electric Utilities 0.1%
EDF SA	37,660	1,658,926

Electrical Equipment 0.5%
Alstom SA	29,607	1,652,345
Legrand SA	23,099	929,991
Schneider Electric SA	35,470	5,522,451

		8,104,787

Energy Equipment & Services 0.1%
CGG Veritas SA *	21,625	655,029
Technip SA	14,092	1,369,030

		2,024,059

Food & Staples Retailing 0.3%
Carrefour SA	87,597	4,282,463
Casino Guichard Perrachon SA	8,314	811,848

		5,094,311

Food Products 0.3%
Danone SA	84,878	5,102,917

Health Care Equipment & Supplies 0.1%
bioMerieux	1,772	193,182

Cie Generale d’Optique Essilor International SA	29,748	1,988,878

		2,182,060

Hotels, Restaurants & Leisure 0.1%
Accor SA	21,269	971,716
Sodexo (a)	14,216	977,479

		1,949,195

Information Technology Services 0.1%
Atos Origin SA *	6,809	378,831
Cap Gemini SA	21,205	1,066,779

		1,445,610

Insurance 0.4%
AXA SA	248,582	5,260,931
CNP Assurances SA	22,396	494,533
SCOR SE	24,990	691,499

		6,446,963

Machinery 0.1%
Vallourec SA	15,833	1,720,748

Media 0.5%
Eutelsat Communications	14,841	541,351
JC Decaux SA *	10,648	340,324
Lagardere SCA	17,796	791,083
Metropole Television SA	9,773	238,405
PagesJaunes Groupe (a)	18,970	194,560
Publicis Groupe SA	17,621	906,461
Societe Television Francaise 1	17,699	343,333
Vivendi SA	179,655	5,135,824

		8,491,341

Metals & Mining 0.0%†
Eramet	673	239,050

Multiline Retail 0.1%
PPR SA	11,022	1,758,333

Multi-Utilities 0.6%
GDF Suez	180,674	7,156,477
Suez Environnement Co.	40,612	838,818
Veolia Environnement	49,923	1,561,608

		9,556,903

Office Electronics 0.0%†
Neopost SA (a)	4,701	425,275

Oil, Gas & Consumable Fuels 1.1%
Total SA	307,665	18,003,417

Personal Products 0.2%
L’Oreal SA	34,651	4,019,573

Pharmaceuticals 0.6%
Sanofi-Aventis SA	152,538	10,424,862

Professional Services 0.0%†
Bureau Veritas SA	7,445	539,792

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	3,512	353,381
Gecina SA	2,687	320,949
ICADE	3,600	390,458
Klepierre	13,281
483,209
Unibail-Rodamco SE	13,353	2,549,327

		4,097,324

Software 0.0%†
Dassault Systemes SA	8,925	700,765

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	9,186	1,260,724
Hermes International	1,615	325,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SA	35,668	$5,565,935

		7,151,910

Transportation Infrastructure 0.1%
Aeroports de Paris	4,301	361,310
Groupe Eurotunnel SA REG	69,623	676,511

		1,037,821

		154,981,749

GERMANY 7.8%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	123,498	2,268,321

Airlines 0.1%
Deutsche Lufthansa AG REG*	34,355	721,845

Auto Components 0.0%†
Continental AG *	7,540	593,899

Automobiles 0.8%
Bayerische Motoren Werke AG	48,451	3,718,474
Daimler AG REG*	131,767	9,638,804
Volkswagen AG	4,061	617,808

		13,975,086

Capital Markets 0.5%
Deutsche Bank AG REG	136,014	8,042,511

Chemicals 1.0%
BASF SE	133,485	10,276,210
K+S AG	21,425	1,584,878
Lanxess AG	12,158	884,051
Linde AG	24,739	3,606,881
Wacker Chemie AG	2,359	426,362

		16,778,382

Commercial Banks 0.1%
Commerzbank AG *	101,350	774,138

Construction & Engineering 0.0%†
Hochtief AG	6,480	572,711

Construction Materials 0.1%
HeidelbergCement AG	20,642	1,350,754

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,504	2,160,387

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	413,475	5,512,100

Electric Utilities 0.5%
E.ON AG	261,349	8,719,164

Food & Staples Retailing 0.1%
Metro AG	18,741	1,320,324

Food Products 0.0%†
Suedzucker AG	10,710	286,441

Health Care Providers & Services 0.2%
Celesio AG	11,507	290,619
Fresenius Medical Care AG & Co. KGaA	27,945	1,634,839
Fresenius SE	15,794	1,379,695

		3,305,153

Hotels, Restaurants & Leisure 0.0%†
TUI AG *	20,871	288,005

Household Products 0.1%
Henkel AG & Co. KGaA	18,480	951,215

Industrial Conglomerates 0.9%
Siemens AG REG(a)	119,851	15,364,121

Insurance 0.9%
Allianz SE REG	66,180	9,199,504
Hannover Rueckversicherung AG REG	9,091	508,445
Muenchener Rueckversicherungs AG REG	27,560	4,320,225

		14,028,174

Internet Software & Services 0.0%†
United Internet AG REG	17,244	286,247

Machinery 0.2%
GEA Group AG	23,113	659,029
MAN SE	15,067	1,744,322

		2,403,351

Media 0.0%†
Axel Springer AG	1,859	295,503
Kabel Deutschland Holding AG *	6,911	348,202

		643,705

Metals & Mining 0.2%
Salzgitter AG	6,475	524,891
ThyssenKrupp AG (a)	48,841	1,979,577

		2,504,468

Multi-Utilities 0.3%
RWE AG	61,175	4,412,039

Personal Products 0.1%
Beiersdorf AG	15,148	830,010

Pharmaceuticals 0.6%
Bayer AG REG	120,793	8,919,287
Merck KGaA	9,439	808,427

		9,727,714

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	156,705	1,660,014

Software 0.4%
SAP AG	125,311	7,249,569

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	30,400	1,891,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Textiles, Apparel & Luxury Goods (continued)
Puma AG Rudolf Dassler Sport	796	$248,920

		2,140,783

Trading Companies & Distributors 0.0%†
Brenntag AG *	3,615	342,603

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,672	400,119

		129,613,353

GREECE 0.2%

Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	26,925	792,298

Commercial Banks 0.1%
Alpha Bank A.E. *	70,943	416,200
EFG Eurobank Ergasias SA *	48,706	285,781
National Bank of Greece SA *	137,938	1,339,817

		2,041,798

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	36,954	381,320

Electric Utilities 0.0%†
Public Power Corp. SA	17,491	285,500

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	33,670	679,696

		4,180,612

GUERNSEY, CHANNEL ISLANDS 0.0%†

Insurance 0.0%†
Resolution Ltd.	216,816	907,560

HONG KONG 2.8%

Airlines 0.0%†
Cathay Pacific Airways Ltd.	176,000	445,162

Commercial Banks 0.3%
Bank of East Asia Ltd.	227,350	991,041
BOC Hong Kong Holdings Ltd.	537,100	1,740,135
Hang Seng Bank Ltd.	111,400	1,842,934
Wing Hang Bank Ltd.	23,500	317,147

		4,891,257

Distributors 0.1%
Li & Fung Ltd.	333,600	2,172,844

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	149,700	3,449,345

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	558,000	264,362

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	70,500	335,721
CLP Holdings Ltd.	281,000	2,280,738
Hongkong Electric Holdings Ltd.	200,800	1,273,080

		3,889,539

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	625,669	1,420,099

Hotels, Restaurants & Leisure 0.1%
Shangri-La Asia Ltd.	184,000	482,219
SJM Holdings Ltd.	198,000	332,995

		815,214

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	311,500	3,647,480
NWS Holdings Ltd.	187,500	318,047

		3,965,527

Insurance 0.2%
AIA Group Ltd. *	1,148,800	3,160,557

Marine 0.0%†
Orient Overseas International Ltd.	33,938	342,196

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	97,693	243,965

Oil, Gas & Consumable Fuels 0.0%†
Mongolia Energy Corp. Ltd. *	495,175	139,943

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	316,051	993,894

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	203,000	3,370,950
Hang Lung Group Ltd.	120,000	760,262
Hang Lung Properties Ltd.	360,000	1,585,558
Henderson Land Development Co. Ltd.	160,800	1,122,025
Hopewell Holdings Ltd.	90,569	294,399
Hysan Development Co. Ltd.	95,673	458,861
Kerry Properties Ltd.	107,000	574,124
New World Development Ltd.	362,679	692,752
Sino Land Co. Ltd.	356,000	678,023
Sun Hung Kai Properties Ltd.	206,700	3,473,703
Swire Pacific Ltd., Class A	111,500	1,763,740
Wharf Holdings Ltd.	199,337	1,515,797
Wheelock & Co. Ltd.	123,000	501,047

		16,791,241

Road & Rail 0.1%
MTR Corp.	212,214	779,504

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd. (a)	27,300	327,491

Specialty Retail 0.1%
Esprit Holdings Ltd.	172,555	822,664

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	114,500	394,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Trading Companies & Distributors 0.1%
Noble Group Ltd.	449,014	$771,859

		46,080,806

IRELAND 0.6%

Airlines 0.0%†
Ryanair Holdings PLC	42,663	212,681

Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd. *(b)	122,522	0
Governor & Co. of the Bank of Ireland (The) *	511,899	213,319

		213,319

Construction Materials 0.2%
CRH PLC	102,833	2,213,479
James Hardie Industries SE CDI *	63,452	397,375

		2,610,854

Food Products 0.0%†
Kerry Group PLC, Class A	20,987	680,142

Media 0.1%
WPP PLC	183,606	2,270,635

Pharmaceuticals 0.2%
Elan Corp. PLC *	76,306	516,311
Shire PLC	82,135	2,167,156

		2,683,467

Professional Services 0.1%
Experian PLC	148,694	1,845,559

		10,516,657

ISRAEL 0.8%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,515	178,185

Chemicals 0.1%
Israel Chemicals Ltd.	62,882	989,909
Israel Corp. Ltd. (The) *	350	401,847
Makhteshim-Agan Industries Ltd. *	36,412	177,229

		1,568,985

Commercial Banks 0.1%
Bank Hapoalim BM *	149,081	675,836
Bank Leumi le-Israel BM	177,176	799,771
Israel Discount Bank Ltd., Class A *	110,150	219,093
Mizrahi Tefahot Bank Ltd.	18,610	176,883

		1,871,583

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	260,128	694,029

Industrial Conglomerates 0.0%†
Delek Group Ltd.	608	136,817

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd.	136,409	7,440,861

Software 0.0%†
NICE Systems Ltd. *	9,335	304,013

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	7,491	225,798
Partner Communications Co. Ltd.	12,864	244,998

		470,796

		12,665,269

ITALY 2.7%

Aerospace & Defense 0.1%
Finmeccanica SpA	61,020	824,392

Auto Components 0.0%†
Pirelli & C SpA	35,847	273,926

Automobiles 0.1%
Fiat SpA	110,749	1,074,715

Capital Markets 0.0%†
Mediobanca SpA	71,655	723,936

Commercial Banks 0.7%
Banca Carige SpA	89,227	211,088
Banca Monte dei Paschi di Siena SpA *	331,229	420,913
Banco Popolare Societa Cooperativa (a)	230,316	818,499
Intesa Sanpaolo SpA	1,129,559	3,761,721
Intesa Sanpaolo SpA - RSP	143,827	414,875
UniCredit SpA	1,967,249	4,877,959
Unione di Banche Italiane ScpA	86,767	898,731

		11,403,786

Diversified Financial Services 0.0%†
Exor SpA	9,529	293,946

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,357,069	1,927,787
Telecom Italia SpA - RSP	866,105	1,031,243

		2,959,030

Electric Utilities 0.4%
Enel SpA	959,902	5,419,174
Terna Rete Elettrica Nazionale SpA	187,283	817,985

		6,237,159

Electrical Equipment 0.0%†
Prysmian SpA	24,083	486,322

Energy Equipment & Services 0.1%
Saipem SpA	38,361	1,916,711

Food Products 0.1%
Parmalat SpA	245,844	779,174

Gas Utilities 0.1%
Snam Rete Gas SpA	214,710	1,126,236

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA *	15,333	220,583

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA *	220,152	$488,604

Insurance 0.2%
Assicurazioni Generali SpA	168,349	3,671,769

Machinery 0.1%
Fiat Industrial SpA *	110,749	1,498,882

Media 0.0%†
Mediaset SpA	106,512	692,779

Multi-Utilities 0.0%†
A2A SpA	167,378	248,670

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	380,123	8,999,823

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,465	529,435

Transportation Infrastructure 0.1%
Atlantia SpA	36,030	820,048

		45,269,926

JAPAN 21.5%

Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	58,600	891,566

Airlines 0.0%†
All Nippon Airways Co., Ltd. *	124,000	454,600

Auto Components 0.5%
Aisin Seiki Co., Ltd.	28,300	1,075,031
Bridgestone Corp.	94,700	1,820,026
Denso Corp.	70,900	2,615,516
Koito Manufacturing Co., Ltd.	16,000	276,991
NGK Spark Plug Co., Ltd.	24,000	372,772
NHK Spring Co., Ltd.	22,000	249,202
NOK Corp.	14,600	294,314
Stanley Electric Co., Ltd.	20,800	390,218
Sumitomo Rubber Industries Ltd.	25,900	273,506
Toyoda Gosei Co., Ltd.	10,100	236,291
Toyota Boshoku Corp.	8,400	149,205
Toyota Industries Corp.	26,500	841,984

		8,595,056

Automobiles 2.2%
Daihatsu Motor Co., Ltd.	29,000	480,288
Fuji Heavy Industries Ltd.	82,000	702,173
Honda Motor Co., Ltd.	237,700	10,245,391
Isuzu Motors Ltd.	176,000	830,657
Mazda Motor Corp.	227,300	672,484
Mitsubishi Motors Corp. *	583,000	810,084
Nissan Motor Co., Ltd.	358,800	3,630,170
Suzuki Motor Corp.	48,800	1,184,813
Toyota Motor Corp.	401,500	16,529,583
Yamaha Motor Co., Ltd. *	39,300	727,236

		35,812,879

Beverages 0.2%
Asahi Breweries Ltd.	55,500	1,041,964
Coca-Cola West Co., Ltd.	8,900	162,387
ITO EN Ltd.	6,700	115,605
Kirin Holdings Co., Ltd.	122,000	1,644,112
Sapporo Holdings Ltd.	41,000	182,038

		3,146,106

Building Products 0.3%
Asahi Glass Co., Ltd.	146,600	1,830,736
Daikin Industries Ltd.	34,600	1,198,921
JS Group Corp.	36,900	806,426
Nippon Sheet Glass Co., Ltd.	121,000	314,460
TOTO Ltd.	42,200	302,152

		4,452,695

Capital Markets 0.3%
Daiwa Securities Group, Inc.	239,200	1,183,515
Matsui Securities Co., Ltd.	20,300	134,914
Mizuho Securities Co., Ltd.	85,700	226,306
Nomura Holdings, Inc.	517,700	3,156,759
SBI Holdings, Inc.	2,872	383,003

		5,084,497

Chemicals 1.0%
Air Water, Inc.	23,000	302,086
Asahi Kasei Corp.	181,200	1,237,314
Daicel Chemical Industries Ltd.	38,000	276,403
Denki Kagaku Kogyo KK	73,000	356,538
Hitachi Chemical Co., Ltd.	15,700	356,126
JSR Corp.	26,400	544,304
Kaneka Corp.	43,500	303,906
Kansai Paint Co., Ltd.	30,000	308,626
Kuraray Co., Ltd.	52,000	731,056
Mitsubishi Chemical Holdings Corp.	181,000	1,261,471
Mitsubishi Gas Chemical Co., Inc.	60,000	418,279
Mitsui Chemicals, Inc.	130,100	466,965
Nissan Chemical Industries Ltd.	20,000	247,149
Nitto Denko Corp.	24,710	1,233,769
Shin-Etsu Chemical Co., Ltd.	60,100	3,383,728
Showa Denko KK	214,000	472,369
Sumitomo Chemical Co., Ltd.	232,200	1,202,605
Taiyo Nippon Sanso Corp.	37,000	315,304
Teijin Ltd.	141,800	683,706
Tokuyama Corp.	48,000	251,899
Toray Industries, Inc.	213,300	1,417,211
Tosoh Corp.	78,000	253,360
Ube Industries Ltd.	131,000	395,279

		16,419,453

Commercial Banks 2.0%
77 Bank Ltd. (The)	54,300	294,397
Aozora Bank Ltd. (a)	81,000	178,582
Bank of Kyoto Ltd. (The)	49,000	453,173
Bank of Yokohama Ltd. (The)	180,000	901,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Commercial Banks (continued)
Chiba Bank Ltd. (The)	112,300	$699,990
Chugoku Bank Ltd. (The)	25,000	299,814
Chuo Mitsui Trust Holdings, Inc.	145,400	584,361
Fukuoka Financial Group, Inc.	113,600	487,002
Gunma Bank Ltd. (The)	60,000	345,091
Hachijuni Bank Ltd. (The)	58,000	331,965
Hiroshima Bank Ltd. (The)	77,000	328,378
Hokuhoku Financial Group, Inc.	195,900	396,417
Iyo Bank Ltd. (The)	38,000	323,940
Joyo Bank Ltd. (The)	103,000	455,470
Mitsubishi UFJ Financial Group, Inc.	1,849,384	9,605,549
Mizuho Financial Group, Inc.	2,964,083	5,722,324
Mizuho Trust & Banking Co., Ltd. *	230,000	224,528
Nishi-Nippon City Bank Ltd. (The)	102,000	316,853
Resona Holdings, Inc. (a)	91,201	470,781
Sapporo Hokuyo Holdings, Inc.	48,500	235,139
Senshu Ikeda Holdings, Inc.	83,390	121,956
Seven Bank Ltd.	93	210,224
Shinsei Bank Ltd. *(a)	158,000	181,076
Shizuoka Bank Ltd. (The)	89,000	816,304
Sumitomo Mitsui Financial Group, Inc.	194,905	6,626,769
Sumitomo Trust & Banking Co. Ltd. (The)	213,000	1,284,641
Suruga Bank Ltd.	31,000	289,680
Yamaguchi Financial Group, Inc.	32,000	321,379

		32,507,549

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	82,700	1,131,630
Secom Co., Ltd.	30,400	1,435,613
Toppan Printing Co., Ltd.	82,000	745,802

		3,313,045

Computers & Peripherals 0.4%
Fujitsu Ltd.	271,100	1,689,048
NEC Corp.	390,000	1,109,054
Seiko Epson Corp.	17,200	286,378
Toshiba Corp.	586,700	3,478,301

		6,562,781

Construction & Engineering 0.2%
Chiyoda Corp.	26,000	231,282
JGC Corp.	29,000	709,284
Kajima Corp.	124,800	329,465
Kinden Corp.	20,000	179,180
Obayashi Corp.	101,500	485,815
Shimizu Corp.	87,000	370,825
Taisei Corp.	144,000	344,798

		2,650,649

Consumer Finance 0.0%†
AEON Credit Service Co., Ltd.	8,700	121,835
Credit Saison Co., Ltd.	23,100	395,018

		516,853

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	22,300	418,053

Distributors 0.0%†
Canon Marketing Japan, Inc.	6,700	96,195

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	10,000	448,177

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,230	373,703
ORIX Corp.	15,110	1,493,121

		1,866,824

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	75,054	3,482,131

Electric Utilities 0.9%
Chubu Electric Power Co., Inc.	93,900	2,346,513
Chugoku Electric Power Co., Inc. (The)	42,800	886,334
Hokkaido Electric Power Co., Inc.	26,900	559,175
Hokuriku Electric Power Co.	25,000	609,482
Kansai Electric Power Co., Inc. (The)	108,700	2,687,425
Kyushu Electric Power Co., Inc.	56,300	1,265,680
Shikoku Electric Power Co., Inc.	26,200	773,707
Tohoku Electric Power Co., Inc.	62,000	1,378,351
Tokyo Electric Power Co., Inc. (The)	206,900	5,023,178

		15,529,845

Electrical Equipment 0.5%
Fuji Electric Holdings Co., Ltd.	75,200	242,640
Furukawa Electric Co., Ltd.	93,300	416,322
GS Yuasa Corp. (a)	49,000	343,220
Mabuchi Motor Co., Ltd.	3,800	187,285
Mitsubishi Electric Corp.	282,600	3,123,505
Nidec Corp.	15,700	1,484,497
Sumitomo Electric Industries Ltd.	108,700	1,580,002
Ushio, Inc.	14,500	293,842

		7,671,313

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	36,700	237,835
FUJIFILM Holdings Corp.	67,600	2,446,722
Hamamatsu Photonics KK	9,000	329,891
Hirose Electric Co., Ltd.	4,900	526,465
Hitachi High-Technologies Corp.	10,400	257,312
Hitachi Ltd.	661,300	3,617,923
HOYA Corp.	63,200	1,490,926
Ibiden Co., Ltd.	19,000	643,140
Keyence Corp.	6,008	1,598,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	23,700	$2,472,486
Mitsumi Electric Co., Ltd.	12,300	203,410
Murata Manufacturing Co., Ltd.	29,400	2,232,477
Nippon Electric Glass Co., Ltd.	52,000	784,168
OMRON Corp.	29,800	767,823
Shimadzu Corp.	38,000	300,685
TDK Corp.	17,800	1,172,555
Yaskawa Electric Corp.	31,000	335,743
Yokogawa Electric Corp.	33,800	271,773

		19,689,699

Food & Staples Retailing 0.3%
AEON Co., Ltd.	86,000	1,082,040
FamilyMart Co., Ltd.	9,700	360,743
Lawson, Inc.	8,200	409,030
Seven & I Holdings Co., Ltd.	109,500	2,827,977
UNY Co., Ltd.	28,500	276,108

		4,955,898

Food Products 0.2%
Ajinomoto Co., Inc.	98,000	1,086,301
Kikkoman Corp.	24,000	260,167
MEIJI Holdings Co., Ltd.	9,499	430,885
Nippon Meat Packers, Inc.	27,000	358,462
Nisshin Seifun Group, Inc.	27,900	351,689
Nissin Foods Holdings Co., Ltd.	8,900	316,295
Toyo Suisan Kaisha Ltd.	14,400	307,261
Yakult Honsha Co., Ltd.	14,900	421,267
Yamazaki Baking Co., Ltd.	19,100	227,930

		3,760,257

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	280,900	1,061,421
Toho Gas Co., Ltd.	63,000	322,774
Tokyo Gas Co., Ltd.	372,400	1,619,266

		3,003,461

Health Care Equipment & Supplies 0.2%
Olympus Corp.	32,600	915,905
Sysmex Corp.	5,200	339,934
Terumo Corp.	24,500	1,271,418

		2,527,257

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,000	247,661
Medipal Holdings Corp.	22,300	232,438
Miraca Holdings, Inc.	8,100	309,699
Suzuken Co., Ltd.	9,800	279,744

		1,069,542

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	10,024	244,444
Oriental Land Co., Ltd.	7,400	681,357

		925,801

Household Durables 0.7%
Casio Computer Co., Ltd.	32,500	243,069
Panasonic Corp.	284,402	3,909,009
Rinnai Corp.	5,300	335,246
Sekisui Chemical Co., Ltd.	65,000	499,128
Sekisui House Ltd.	84,300	821,303
Sharp Corp. (a)	142,900	1,485,721
Sony Corp.	146,100	5,027,519

		12,320,995

Household Products 0.0%†
Unicharm Corp.	17,300	666,505

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	17,600	545,556

Industrial Conglomerates 0.0%†
Hankyu Hanshin Holdings, Inc.	168,000	778,487

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,400	153,335
Nomura Research Institute Ltd.	15,300	333,025
NTT Data Corp.	186	605,204
OBIC Co., Ltd.	940	180,979
Otsuka Corp.	2,400	152,315

		1,424,858

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	1,160	1,822,467
MS&AD Insurance Group Holdings	78,355	1,867,700
NKSJ Holdings, Inc. *	204,900	1,398,775
Sony Financial Holdings, Inc.	135	499,986
T&D Holdings, Inc.	39,450	993,503
Tokio Marine Holdings, Inc.	106,100	3,161,112

		9,743,543

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	10,900	394,824
Rakuten, Inc.	1,066	937,297

		1,332,121

Internet Software & Services 0.1%
GREE, Inc.	13,300	213,533
Yahoo! Japan Corp.	2,170	817,286

		1,030,819

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	29,349	321,558
Nikon Corp.	46,300	1,073,794
Sankyo Co., Ltd.	7,900	438,447
Sega Sammy Holdings, Inc.	27,500	551,423
Shimano, Inc.	10,300	514,425
Yamaha Corp.	23,700	290,829

		3,190,476

Machinery 1.3%
Amada Co. Ltd.	55,000	480,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Machinery (continued)
FANUC Ltd.	27,700	$4,383,496
Hino Motors, Ltd.	42,000	236,969
Hitachi Construction Machinery Co., Ltd.	15,100	356,450
IHI Corp.	187,000	424,475
Japan Steel Works Ltd. (The)	47,000	492,977
JTEKT Corp.	29,900	374,907
Kawasaki Heavy Industries Ltd.	216,200	771,983
Komatsu Ltd.	139,000	4,145,999
Kubota Corp.	167,100	1,701,826
Kurita Water Industries Ltd.	16,600	519,355
Makita Corp.	16,500	714,374
Minebea Co., Ltd.	54,000	320,708
Mitsubishi Heavy Industries Ltd.	441,200	1,749,594
Mitsui Engineering & Shipbuilding Co., Ltd.	110,000	304,623
Nabtesco Corp.	11,400	269,291
NGK Insulators Ltd.	37,000	625,122
NSK Ltd.	66,400	636,768
NTN Corp.	72,600	395,105
SMC Corp.	7,800	1,323,360
Sumitomo Heavy Industries Ltd.	84,000	536,054
THK Co., Ltd.	18,400	479,851

		21,243,429

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.	104,000	434,983
Mitsui OSK Lines Ltd.	166,000	1,084,339
Nippon Yusen KK	229,400	1,004,619

		2,523,941

Media 0.1%
Dentsu, Inc.	24,461	746,635
Fuji Media Holdings, Inc.	74	114,923
Hakuhodo DY Holdings, Inc.	3,540	202,039
Jupiter Telecommunications Co., Ltd.	369	377,371
Toho Co., Ltd.	14,900	245,548

		1,686,516

Metals & Mining 0.6%
Daido Steel Co., Ltd.	44,000	277,814
Dowa Holdings Co., Ltd.	39,940	281,277
Hitachi Metals Ltd.	25,000	293,981
JFE Holdings, Inc.	67,200	2,163,058
Kobe Steel Ltd.	366,000	897,737
Maruichi Steel Tube Ltd.	8,200	181,139
Mitsubishi Materials Corp. *	168,000	517,310
Mitsui Mining & Smelting Co., Ltd.	78,100	276,882
Nippon Steel Corp.	747,000	2,553,441
Nisshin Steel Co., Ltd.	107,900	213,461
Sumitomo Metal Industries Ltd.	486,000	1,137,738
Sumitomo Metal Mining Co., Ltd.	76,000	1,249,338
Tokyo Steel Manufacturing Co., Ltd.	15,700	167,163
Yamato Kogyo Co., Ltd.	6,600	198,414

		10,408,753

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	56,378	633,425
J. Front Retailing Co., Ltd.	69,200	358,753
Marui Group Co., Ltd.	30,800	260,678
Takashimaya Co., Ltd.	41,000	338,119

		1,590,975

Office Electronics 0.6%
Brother Industries Ltd.	33,600	513,959
Canon, Inc.	165,500	8,146,527
Konica Minolta Holdings, Inc.	70,400	680,331
Ricoh Co., Ltd.	97,200	1,390,847

		10,731,664

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.	81,000	262,046
Idemitsu Kosan Co., Ltd.	3,400	358,339
INPEX Corp.	312	2,004,943
Japan Petroleum Exploration Co.	4,400	179,070
JX Holdings, Inc.	327,517	2,219,789
Showa Shell Sekiyu KK	29,600	256,688
TonenGeneral Sekiyu KK	41,000	461,885

		5,742,760

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	15,037	391,697
OJI Paper Co., Ltd.	127,000	592,669

		984,366

Personal Products 0.2%
Kao Corp.	78,700	2,058,547
Shiseido Co., Ltd.	49,000	987,320

		3,045,867

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	64,200	2,452,629
Chugai Pharmaceutical Co., Ltd.	33,000	608,723
Daiichi Sankyo Co., Ltd.	98,200	2,134,509
Dainippon Sumitomo Pharma Co., Ltd.	23,000	206,712
Eisai Co., Ltd. (a)	36,500	1,265,532
Hisamitsu Pharmaceutical Co., Inc.	10,100	407,325
Kyowa Hakko Kirin Co., Ltd.	36,000	368,301
Mitsubishi Tanabe Pharma Corp.	34,000	543,499
Ono Pharmaceutical Co., Ltd.	12,700	618,160
Otsuka Holdings Co., Ltd. *	36,500	905,830
Santen Pharmaceutical Co., Ltd.	10,900	390,665
Shionogi & Co., Ltd.	42,100	774,444
Taisho Pharmaceutical Co., Ltd.	18,900	418,481
Takeda Pharmaceutical Co., Ltd.	109,400	5,273,163
Tsumura & Co.	8,900	279,854

		16,647,827

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	100	$268,327
Japan Real Estate Investment Corp.	68	681,170
Japan Retail Fund Investment Corp.	250	459,308
Nippon Building Fund, Inc.	74	776,420
Nomura Real Estate Office Fund, Inc.	41	291,841

		2,477,066

Real Estate Management & Development 0.6%
AEON MALL Co., Ltd.	12,300	322,489
Daito Trust Construction Co., Ltd.	11,500	807,792
Daiwa House Industry Co., Ltd.	69,000	843,028
Mitsubishi Estate Co., Ltd.	170,600	3,224,764
Mitsui Fudosan Co., Ltd.	121,700	2,482,811
Nomura Real Estate Holdings, Inc.	15,000	273,021
NTT Urban Development Corp.	188	194,017
Sumitomo Realty & Development Co., Ltd.	51,000	1,240,956
Tokyo Tatemono Co., Ltd.	63,000	290,005
Tokyu Land Corp.	72,000	370,187

		10,049,070

Road & Rail 0.7%
Central Japan Railway Co.	220	1,858,072
East Japan Railway Co.	49,090	3,242,583
Keikyu Corp	71,000	607,917
Keio Corp.	86,400	580,856
Keisei Electric Railway Co., Ltd.	41,000	277,613
Kintetsu Corp. (a)	239,500	739,267
Nippon Express Co., Ltd.	125,500	529,617
Odakyu Electric Railway Co., Ltd.	94,100	873,368
Tobu Railway Co., Ltd. (a)	120,000	663,111
Tokyu Corp.	167,900	761,849
West Japan Railway Co.	244	931,522

		11,065,775

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	24,000	491,890
Elpida Memory, Inc. *(a)	26,600	386,151
Rohm Co., Ltd.	14,500	940,381
Shinko Electric Industries Co., Ltd. (a)	10,000	113,295
Sumco Corp. *	17,100	261,327
Tokyo Electron Ltd.	24,900	1,627,819

		3,820,863

Software 0.3%
Konami Corp.	13,700	274,276
Nintendo Co., Ltd.	14,500	3,920,587
Oracle Corp. Japan	5,800	265,219
SQUARE ENIX HOLDINGS CO., LTD	10,000	174,397
Trend Micro, Inc.	14,400	435,005

		5,069,484

Specialty Retail 0.2%
ABC-Mart, Inc.	4,300	156,084
Fast Retailing Co., Ltd.	7,600	1,109,985
Nitori Holdings Co., Ltd.	5,450	456,274
Shimamura Co., Ltd.	3,000	268,688
USS Co., Ltd.	3,250	260,804
Yamada Denki Co., Ltd.	12,240	830,526

		3,082,361

Textiles, Apparel & Luxury Goods 0.0%†
ASICS Corp.	23,000	306,197
Nisshinbo Holdings, Inc.	19,100	211,963

		518,160

Tobacco 0.1%
Japan Tobacco, Inc.	657	2,471,524

Trading Companies & Distributors 1.0%
ITOCHU Corp.	219,300	2,386,998
Marubeni Corp.	240,000	1,806,944
Mitsubishi Corp.	198,000	5,527,536
Mitsui & Co., Ltd.	251,700	4,248,590
Sojitz Corp.	189,367	418,599
Sumitomo Corp.	164,100	2,364,066
Toyota Tsusho Corp.	31,500	553,667

		17,306,400

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	39,000	327,498
Mitsubishi Logistics Corp.	16,400	219,225

		546,723

Wireless Telecommunication Services 0.6%
KDDI Corp.	426	2,398,059
NTT DoCoMo, Inc.	2,238	4,002,096
Softbank Corp.	118,500	4,073,132

		10,473,287

		358,372,353

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	12,929	985,479

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	68,526	1,604,762

Media 0.1%
SES SA, FDR	42,881	1,032,805

Metals & Mining 0.3%
Aperam SA *	6,218	255,010
ArcelorMittal	124,377	4,537,046

		4,792,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG (continued)
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	10,829	$1,024,077

		8,453,700

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd. *	339,100	841,856
Wynn Macau Ltd.	234,800	654,038

		1,495,894

MAURITIUS 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Essar Energy PLC *	47,204	391,317

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	26,109	541,899

NETHERLANDS 4.6%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV *	59,162	1,705,913

Air Freight & Logistics 0.1% TNT NV	54,821	1,481,530

Beverages 0.2%
Heineken Holding NV	16,522	732,747
Heineken NV	38,052	1,915,492

		2,648,239

Chemicals 0.2%
Akzo Nobel NV	33,739	2,107,436
Koninklijke DSM NV	23,077	1,365,889

		3,473,325

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,411	500,011

Diversified Financial Services 0.4%
ING Groep NV CVA*	558,092	6,355,205

Diversified Telecommunication Services 0.2%
Koninklijke KPN NV	226,962	3,571,950

Energy Equipment & Services 0.1%
Fugro NV CVA	10,005	805,539
SBM Offshore NV	23,174	552,023

		1,357,562

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	172,221	2,332,716

Food Products 0.4%
Unilever NV CVA	237,409	7,014,730

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	143,714	4,477,870

Insurance 0.1%
AEGON NV *	225,820	1,671,331
Delta Lloyd NV	11,287	284,890

		1,956,221

Life Sciences Tools & Services 0.0%†
QIAGEN NV *	33,712	621,202

Media 0.2%
Reed Elsevier NV	103,021	1,339,811
Wolters Kluwer NV	43,997	1,007,375

		2,347,186

Oil, Gas & Consumable Fuels 1.9%
Royal Dutch Shell PLC, Class A	516,298	18,189,985
Royal Dutch Shell PLC, Class B	393,187	13,700,778

		31,890,763

Professional Services 0.1%
Randstad Holding NV *	15,580	850,817

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,353	545,574

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	62,710	2,629,266

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	10,596	512,077

		76,272,157

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd. (a)	90,609	542,665

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	278,776	494,782

Electric Utilities 0.0%†
Contact Energy Ltd. *	46,088	218,982

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	86,105	218,410

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	125,454	217,316

		1,692,155

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	27,369	1,541,097

Commercial Banks 0.1%
DnB NOR ASA	142,612	1,966,071

Diversified Telecommunication Services 0.1%
Telenor ASA	120,709	1,861,238

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,801	451,103

Industrial Conglomerates 0.1%
Orkla ASA	110,804	997,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.1%
Norsk Hydro ASA	127,661	$958,747

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	163,224	3,966,411

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA *(a)	75,411	241,931

		11,983,893

PORTUGAL 0.3%
Commercial Banks 0.0%†
Banco Comercial Portugues SA, Class R (a)	424,878	341,120
Banco Espirito Santo SA REG	71,312	289,196

		630,316

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	30,660	205,809

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	85,775	1,000,663

Electric Utilities 0.1%
EDP - Energias de Portugal SA	276,860	1,063,527

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,211	500,774

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B	34,826	710,123

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	27,147	197,463

		4,308,675

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	255,000	648,362

Airlines 0.1%
Singapore Airlines Ltd. (a)	80,613	935,066

Commercial Banks 0.5%
DBS Group Holdings Ltd.	250,050	2,948,497
Oversea-Chinese Banking Corp. Ltd.	355,600	2,757,663
United Overseas Bank Ltd.	178,500	2,775,508

		8,481,668

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,604	417,050

Diversified Financial Services 0.1%
Singapore Exchange Ltd. (a)	124,900	829,788

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,166,003	2,839,787

Food & Staples Retailing 0.0%†
Olam International Ltd.	180,500	431,758

Food Products 0.1%
Golden Agri-Resources Ltd.	966,771	537,019
Wilmar International Ltd.	277,158	1,147,152

		1,684,171

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC *	878,217	1,394,833

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	147,369	734,818
Keppel Corp. Ltd.	186,000	1,710,452
SembCorp Industries Ltd.	149,243	604,373

		3,049,643

Machinery 0.0%†
Cosco Corp. Singapore Ltd. (a)	123,066	211,593
SembCorp Marine Ltd.	126,200	534,802

		746,395

Marine 0.0%†
Neptune Orient Lines Ltd. *	121,649	210,879

Media 0.0%†
Singapore Press Holdings Ltd. (a)	207,500	645,806

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	211,306	346,995
CapitaMall Trust	335,800	501,284

		848,279

Real Estate Management & Development 0.2%
CapitaLand Ltd.	370,345	1,047,405
CapitaMalls Asia Ltd. (a)	203,800	299,477
City Developments Ltd.	82,099	732,835
Global Logistic Properties Ltd. *	232,000	377,206
Keppel Land Ltd. (a)	108,000	380,773
UOL Group Ltd.	76,120	283,033

		3,120,729

Road & Rail 0.0%†
ComfortDelgro Corp. Ltd.	280,620	348,671

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	93,181	186,426

		26,819,311

SPAIN 3.6%
Biotechnology 0.0%†
Grifols SA (a)	21,642	329,535

Commercial Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	622,367	7,631,025
Banco de Sabadell SA (a)	148,402	710,383
Banco de Valencia SA (a)	29,265	141,799
Banco Popular Espanol SA (a)	124,070	746,205
Banco Santander SA	1,201,535	14,711,776
Bankinter SA (a)	41,211	$281,210

		24,222,398

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (a)	21,239	1,096,293
Ferrovial SA	63,758	754,894
Fomento de Construcciones y Contratas SA (a)	5,751	167,785

		2,018,972

Diversified Financial Services 0.1%
Criteria Caixacorp SA	125,966	867,892

Diversified Telecommunication Services 0.9%
Telefonica SA	597,567	14,960,379

Electric Utilities 0.4%
Acciona SA (a)	3,829	331,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
Iberdrola SA	589,883	$5,047,731
Red Electrica Corp. SA	16,306	829,919

		6,208,844

Gas Utilities 0.1%
Enagas SA	25,031	527,822
Gas Natural SDG SA	47,149	778,059

		1,305,881

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA *	33,236	197,327
Iberdrola Renovables SA	127,285	479,603

		676,930

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A *	29,477	619,801
Indra Sistemas SA	11,865	223,123

		842,924

Insurance 0.0%†
MAPFRE SA	113,834	386,955

Machinery 0.0%†
Zardoya Otis SA	20,598	325,797

Media 0.0%†
Gestevision Telecinco SA	23,935	301,097

Metals & Mining 0.0%†
Acerinox SA	14,504	246,882

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	107,141	3,372,438

Specialty Retail 0.1%
Industria de Diseno Textil SA	31,852	2,408,551

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	41,948	823,101

		59,298,576

Building Products 0.1%
ASSA ABLOY AB, Class B	44,783	1,218,611

Capital Markets 0.0%†
Ratos AB, Class B	15,807	593,465

Commercial Banks 0.7%
Nordea Bank AB	469,965	5,702,288
Skandinaviska Enskilda Banken AB, Class A	204,885	1,858,561
Svenska Handelsbanken AB, Class A	71,341	2,429,643
Swedbank AB *	105,884	1,660,572

		11,651,064

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	45,885	553,145

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	439,657	5,420,452

Construction & Engineering 0.1%
Skanska AB, Class B	57,279	1,160,374

Diversified Financial Services 0.2%
Industrivarden AB, Class C (a)	14,067	234,473
Investor AB, Class B	65,782	1,520,997
Kinnevik Investment AB, Class B	31,603	703,853

		2,459,323

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	45,053	995,835
TeliaSonera AB	328,238	2,700,943

		3,696,778

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	29,071	706,916

Household Durables 0.1%
Electrolux AB	33,855	964,739
Husqvarna AB, Class B	61,391	510,549

		1,475,288

Internet & Catalog Retail 0.0%†
CDON Group AB *	7,593	37,673

Machinery 0.9%
Alfa Laval AB	50,768	1,081,117
Atlas Copco AB, Class A	97,956	2,351,278
Atlas Copco AB, Class B	58,378	1,270,293
Hexagon AB, Class B	35,333	759,086
Sandvik AB	146,834	2,882,683
Scania AB, Class B	46,407	1,041,121
SKF AB, Class B	56,551	1,615,099
Volvo AB, Class B *	200,948	3,483,030

		14,483,707

Media 0.0%†
Modern Times Group AB, Class B	7,593	527,651

Metals & Mining 0.1%
Boliden AB	41,187	859,315
SSAB AB, Class A	26,970	443,193

		1,302,508

Paper & Forest Products 0.1%
Holmen AB, Class B	7,619	289,086
Svenska Cellulosa AB, Class B	83,135	1,449,840

		1,738,926

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	148,324	4,858,408

Tobacco 0.1%
Swedish Match AB	32,545	937,743

		52,822,032

SWITZERLAND 8.2%
Biotechnology 0.0%†
Actelion Ltd. REG*	15,078	815,394

Building Products 0.1%
Geberit AG REG	5,822	1,229,557

Capital Markets 1.1%
Credit Suisse Group AG REG	164,241	7,332,467
GAM Holding AG *	27,808	495,972
Julius Baer Group Ltd.	30,233	1,368,072
UBS AG REG*	531,312	9,512,798

		18,709,309

Chemicals 0.4%
Givaudan SA REG	1,222	1,210,881
Sika AG	308	675,089
Syngenta AG REG	13,678	4,411,020

		6,296,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals 0.0%†
Logitech International SA REG*(a)	27,443	$514,667

Construction Materials 0.1%
Holcim Ltd. REG	35,820	2,507,324

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,897	343,593

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,375	1,488,949

Electrical Equipment 0.5%
ABB Ltd. REG*	320,082	7,561,914

Energy Equipment & Services 0.2%
Transocean Ltd. *	46,749	3,704,454

Food Products 1.7%
Aryzta AG	12,175	535,278
Lindt & Spruengli AG - Participation Certificate	123	320,876
Lindt & Spruengli AG REG	16	467,527
Nestle SA REG	505,060	27,286,273

		28,609,954

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	6,438	807,119
Straumann Holding AG REG	1,239	303,643

		1,110,762

Insurance 0.6%
Baloise Holding AG REG	6,954	715,694
Swiss Life Holding AG REG*	4,495	718,011
Swiss Reinsurance Co. Ltd. REG	51,544	2,946,564
Zurich Financial Services AG	21,192	5,794,233

		10,174,502

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG	6,934	546,542

Machinery 0.1%
Schindler Holding AG REG	3,215	357,282
Schindler Holding AG - Participation Certificate	7,328	818,695

		1,175,977

Marine 0.1%
Kuehne + Nagel International AG REG	7,583	980,585

Metals & Mining 0.4%
Xstrata PLC	300,300	6,651,085

Pharmaceuticals 2.0%
Novartis AG REG	307,314	17,108,116
Roche Holding AG	102,247	15,555,659

		32,663,775

Professional Services 0.1%
Adecco SA REG	17,993	1,165,415
SGS SA REG	817	1,328,588

		2,494,003

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	95,508	1,155,216

Textiles, Apparel & Luxury Goods 0.4%
Compagnie Financiere Richemont SA, Class A	75,997	4,136,773
Swatch Group AG (The)	4,476	1,795,795
Swatch Group AG (The) REG	6,449	464,031

		6,396,599

Trading Companies & Distributors 0.1%
Wolseley PLC *	42,430	1,477,536

		136,608,687

UNITED KINGDOM 18.2%
Aerospace & Defense 0.4%
BAE Systems PLC	488,601	2,676,503
Cobham PLC	167,466	562,420
Rolls-Royce Group PLC	271,017	2,769,311

		6,008,234

Airlines 0.0%†
International Consolidated Airlines Group SA - EUR *	73,244	300,846
International Consolidated Airlines Group SA - GBP *(a)	82,024	336,884

		637,730

Beverages 0.7%
Diageo PLC	364,812	7,013,315
SABMiller PLC	137,612	4,453,369

		11,466,684

Capital Markets 0.2%
3I Group PLC	145,196	719,948
ICAP PLC	79,050	680,732
Investec PLC	68,040	521,352
Man Group PLC	255,154	1,201,648
Schroders PLC	16,849	486,286

		3,609,966

Chemicals 0.1%
Johnson Matthey PLC	30,833	950,667

Commercial Banks 3.1%
Barclays PLC	1,659,599	7,772,666
HSBC Holdings PLC	2,567,710	27,995,861
Lloyds Banking Group PLC *	5,963,744	6,031,244
Royal Bank of Scotland Group PLC (The) *	2,536,331	1,691,239
Standard Chartered PLC	339,073	8,830,652

		52,321,662

Commercial Services & Supplies 0.2%
Aggreko PLC	36,825	847,182
Babcock International Group PLC	54,466	503,484
G4S PLC	211,955	912,533
Serco Group PLC	69,867	616,606

		2,879,805

Construction & Engineering 0.0%†
Balfour Beatty PLC	102,981	552,885

Containers & Packaging 0.0%†
Rexam PLC	129,591	708,626

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	21,555	291,816

Diversified Telecommunication Services 0.3%
BT Group PLC	1,133,512	3,191,154
Cable & Wireless Worldwide PLC	359,638	407,570
Inmarsat PLC	64,701	704,920

		4,303,644

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value
UNITED KINGDOM (continued)
Electric Utilities 0.1%
Scottish & Southern Energy PLC	134,555	$2,498,014

Energy Equipment & Services 0.2%
AMEC PLC	46,781	898,305
Petrofac Ltd.	36,684	918,749
Subsea 7 SA	41,009	1,001,559

		2,818,613

Food & Staples Retailing 0.6%
J Sainsbury PLC	181,164	1,106,750
Tesco PLC	1,164,729	7,507,940
WM Morrison Supermarkets PLC	307,096	1,310,248

		9,924,938

Food Products 0.4%
Associated British Foods PLC	50,876	865,398
Unilever PLC	187,320	5,439,092

		6,304,490

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	127,619	1,424,238

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	26,279	1,197,278
Compass Group PLC	274,531	2,440,695
Intercontinental Hotels Group PLC	43,588	919,208
Thomas Cook Group PLC	135,352	413,403
Tui Travel PLC	81,883	331,755
Whitbread PLC	24,753	687,347

		5,989,686

Household Products 0.3%
Reckitt Benckiser Group PLC	90,416	4,914,323

Independent Power Producers & Energy Traders 0.1%
International Power PLC	219,599	1,484,497

Industrial Conglomerates 0.1%
Smiths Group PLC	56,186	1,224,128

Insurance 0.8%
Admiral Group PLC	30,072	791,315
Aviva PLC	410,896	2,922,197
Legal & General Group PLC	848,054	1,508,986
Old Mutual PLC	789,797	1,588,949
Prudential PLC	367,213	3,979,335
RSA Insurance Group PLC	490,675	1,069,264
Standard Life PLC	325,448	1,194,784

		13,054,830

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	116,514	402,525

Machinery 0.1%
Invensys PLC	117,422	632,656
Weir Group PLC (The)	29,036	737,184

		1,369,840

Media 0.4%
British Sky Broadcasting Group PLC	165,985	2,001,243
ITV PLC *	556,506	691,632
Pearson PLC	118,198	1,945,060
Reed Elsevier PLC	175,550	1,553,264

		6,191,199

Metals & Mining 2.4%
Anglo American PLC	192,569	9,441,267
Antofagasta PLC	58,951	1,327,068
BHP Billiton PLC	321,251	12,266,598
Eurasian Natural Resources Corp. PLC	37,171	599,016
Kazakhmys PLC	31,349	755,370
Lonmin PLC	24,047	636,453
Rio Tinto PLC	211,630	14,533,903
Vedanta Resources PLC	16,744	609,448

		40,169,123

Multiline Retail 0.1%
Marks & Spencer Group PLC	228,333	1,301,981
Next PLC	26,624	841,878

		2,143,859

Multi-Utilities 0.6%
Centrica PLC	755,596	3,869,124
National Grid PLC	506,769	4,494,383
United Utilities Group PLC	97,810	851,419

		9,214,926

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	492,958	11,061,292
BP PLC	2,738,285	21,517,014
Cairn Energy PLC *	209,198	1,387,566
Tullow Oil PLC	128,871	2,741,744

		36,707,616

Pharmaceuticals 1.4%
AstraZeneca PLC	209,165	10,197,603
GlaxoSmithKline PLC	755,638	13,644,074

		23,841,677

Professional Services 0.1%
Capita Group PLC (The)	88,957	967,094
Intertek Group PLC	22,519	626,533

		1,593,627

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	129,874	1,077,215
Capital Shopping Centres Group PLC	72,352	425,827
Hammerson PLC	101,892	700,508
Land Securities Group PLC	113,692	1,228,367
Segro PLC	106,329	507,719

		3,939,636

Road & Rail 0.0%†
Firstgroup PLC	72,664	435,932

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	197,209	1,624,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Software 0.1%
Autonomy Corp. PLC *	31,020	$743,605
Sage Group PLC (The)	187,783	886,436

		1,630,041

Specialty Retail 0.1%
Kingfisher PLC	349,655	1,408,603

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	62,212	1,069,147

Tobacco 0.9%
British American Tobacco PLC	290,667	10,735,134
Imperial Tobacco Group PLC	148,780	4,246,862

		14,981,996

Trading Companies & Distributors 0.0%†
Bunzl PLC	47,925	583,853

Water Utilities 0.0%†
Severn Trent PLC	35,438	776,181

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	7,681,989	21,560,269

		303,014,232

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	8,497	1,121,620

Total Common Stocks (cost $1,547,940,676)		1,644,827,372

Preferred Stocks 0.5%
	Shares	Market Value

GERMANY 0.5%

Automobiles 0.4%
Bayerische Motoren Werke AG	8,063	420,349
Porsche Automobil Holding SE	12,529	1,169,259
Volkswagen AG	24,579	3,976,486

		5,566,094
Household Products 0.1%
Henkel AG & Co. KGaA	25,801	1,569,826

Media 0.0%†
ProSiebenSat. 1 Media AG	9,540	293,500

Multi-Utilities 0.0%†
RWE AG	5,847	404,959

Total Preferred Stocks (cost $5,394,389)		7,834,379

Rights 0.0%
	Number of Rights	Market Value
HONG KONG 0.0%†
Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd. 2/7/2011*(b)	15,333	1,672

Total Rights (cost $ – )		1,672

Mutual Fund 0.3%
	Shares	Market Value

Money Market Fund 0.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	4,648,868	4,648,868

Total Mutual Fund (cost $4,648,868)		4,648,868

Repurchase Agreements 3.7%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $16,608,143, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 05/19/2011 - 01/20/2041; total market value $16,940,202.(d)	$16,608,041	$16,608,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Repurchase Agreements (continued)
	Principal Amount	Market Value
Morgan Stanley, 0.21%, dated 01/31/2011, due 02/01/2011, repurchase price $45,000,263, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25% - 6.25%, maturing 05/19/2011 - 04/18/2036; total market value $45,900,094.(d)	$45,000,000	$45,000,000

Total Repurchase Agreements (cost $61,608,041)		61,608,041

Total Investments (cost $1,619,591,974) (e) — 103.2%		1,718,920,332
Liabilities in excess of other assets — (3.2%)		(52,822,948)

NET ASSETS — 100.0%		$1,666,097,384

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $58,839,272.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $61,608,041.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,636,871,290, tax unrealized appreciation and depreciation were $296,530,809 and $(214,481,767), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
EUR	EURO
FDR	Fiduciary Depositary Receipt
GBP	Great British Pound
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
PPS	Price Protected Shares
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company
VVPR	Belgian Dividend Coupon

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide International Index Fund

At January 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation (Depreciation)
44	E-Mini MSCI EAFE Index	03/18/11	$3,725,040	$101,895
70	Euro STOXX 50 Index	03/18/11	2,836,879	71,973
26	FTSE 100 Index	03/18/11	2,429,334	(15,078)
8	SPI 200 Index	03/17/11	941,939	(10,026)
17	Topix Index	03/10/11	1,882,675	28,470

			$11,815,867	$177,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$10,769,629	$—	$10,769,629
Air Freight & Logistics	—	5,199,180	—	5,199,180
Airlines	637,730	3,540,011	—	4,177,741
Auto Components	—	11,892,567	—	11,892,567
Automobiles	—	53,608,035	—	53,608,035
Beverages	—	30,651,387	—	30,651,387
Biotechnology	—	4,090,551	—	4,090,551
Building Products	—	10,255,289	—	10,255,289
Capital Markets	—	38,804,445	—	38,804,445
Chemicals	—	57,176,154	—	57,176,154
Commercial Banks	—	216,339,333	—	216,339,333
Commercial Services & Supplies	—	9,073,859	—	9,073,859
Communications Equipment	—	12,329,886	—	12,329,886
Computers & Peripherals	—	7,077,448	—	7,077,448
Construction & Engineering	—	13,661,642	—	13,661,642
Construction Materials	—	9,824,100	—	9,824,100
Consumer Finance	—	516,853	—	516,853
Containers & Packaging	—	2,360,519	—	2,360,519
Distributors	—	2,686,089	—	2,686,089
Diversified Consumer Services	—	448,177	—	448,177
Diversified Financial Services	—	21,754,180	—	21,754,180
Diversified Telecommunication Services	—	57,393,383	—	57,393,383
Electric Utilities	—	48,829,189	—	48,829,189
Electrical Equipment	—	25,378,269	—	25,378,269
Electronic Equipment, Instruments & Components	—	19,914,104	—	19,914,104
Energy Equipment & Services	1,001,559	14,981,061	—	15,982,620
Food & Staples Retailing	—	37,846,447	—	37,846,447
Food Products	—	54,484,821	—	54,484,821
Gas Utilities	—	6,855,677	—	6,855,677
Health Care Equipment & Supplies	—	10,484,062	—	10,484,062
Health Care Providers & Services	—	5,333,582	—	5,333,582
Hotels, Restaurants & Leisure	—	15,711,101	—	15,711,101
Household Durables	—	13,796,283	—	13,796,283
Household Products	—	6,532,043	—	6,532,043

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (continued)
Independent Power Producers & Energy Traders	$—	$3,195,587	$—	$3,195,587
Industrial Conglomerates	—	30,351,580	—	30,351,580
Information Technology Services	—	4,365,915	—	4,365,915
Insurance	—	74,740,190	—	74,740,190
Internet & Catalog Retail	—	1,772,319	—	1,772,319

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

Internet Software & Services	—	1,317,066	—	1,317,066
Leisure Equipment & Products	—	3,190,476	—	3,190,476
Life Sciences Tools & Services	—	1,167,744	—	1,167,744
Machinery	1,498,882	46,942,880	—	48,441,762
Marine	—	6,662,609	—	6,662,609
Media	—	25,534,520	—	25,534,520
Metals & Mining	255,010	105,781,484	—	106,036,494
Multiline Retail	—	5,985,430	—	5,985,430
Multi-Utilities	—	24,409,479	—	24,409,479
Office Electronics	—	11,156,939	—	11,156,939
Oil, Gas & Consumable Fuels	—	119,483,646	—	119,483,646
Paper & Forest Products	—	5,312,638	—	5,312,638
Personal Products	—	7,895,450	—	7,895,450
Pharmaceuticals	—	111,173,778	—	111,173,778
Professional Services	—	7,323,798	—	7,323,798
Real Estate Investment Trusts (REITs)	—	21,520,175	—	21,520,175
Real Estate Management & Development	—	31,245,030	—	31,245,030
Road & Rail	—	14,599,579	—	14,599,579
Semiconductors & Semiconductor Equipment	—	11,459,487	—	11,459,487
Software	—	14,953,872	—	14,953,872
Specialty Retail	—	12,580,587	—	12,580,587
Textiles, Apparel & Luxury Goods	—	18,438,962	—	18,438,962
Tobacco	—	18,391,263	—	18,391,263
Trading Companies & Distributors	—	20,482,251	—	20,482,251
Transportation Infrastructure	—	5,665,990	—	5,665,990
Water Utilities	—	776,181	—	776,181
Wireless Telecommunication Services	—	33,957,930	—	33,957,930

Total Common Stocks	$3,393,181	$1,641,434,191	$—	$1,644,827,372

Futures Contracts	202,338	—	—	202,338
Mutual Fund	4,648,868	—	—	4,648,868
Preferred Stocks *	—	7,834,379	—	7,834,379
Repurchase Agreements	—	61,608,041	—	61,608,041
Rights *	—	1,672	—	1,672

Total Assets	$8,244,387	$1,710,878,283	$—	$1,719,122,670

Liabilities:
Futures Contracts	(25,104)	—	—	(25,104)

Total Liabilities	$(25,104)	$—	$—	$(25,104)

Total	$8,219,283	$1,710,878,283	$—	$1,719,097,566

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by type and industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Net Purchases/(Sales)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 1/31/11	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Index Fund

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2011

Assets:		Fair Value
Futures – Equity contracts	Unrealized appreciation from futures contracts	$202,338

Total		$202,338

Liabilities:
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(25,104)

Total		$(25,104)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks 97.7%
	Shares	Market Value
AUSTRALIA 3.7%
Capital Markets 0.4%
Macquarie Group Ltd.	13,400	$545,136

Chemicals 0.2%
Incitec Pivot Ltd.	76,500	329,437

Commercial Banks 2.3%
Australia & New Zealand Banking Group Ltd.	27,000	639,892
National Australia Bank Ltd.	92,400	2,279,939

		2,919,831

Metals & Mining 0.8%
BHP Billiton Ltd.(a)	23,000	1,023,238

		4,817,642

AUSTRIA 0.7%
Oil, Gas & Consumable Fuels 0.7%
OMV AG	21,700	961,466

BELGIUM 2.2%
Commercial Banks 0.9%
KBC Groep NV*	30,100	1,204,969

Food & Staples Retailing 1.3%
Delhaize Group SA	21,100	1,660,485

		2,865,454

BRAZIL 0.8%
Metals & Mining 0.8%
Vale SA ADR	31,900	988,262

CANADA 5.0%
Auto Components 0.7%
Magna International, Inc.	15,300	893,385

Chemicals 0.9%
Agrium, Inc.	13,100	1,157,394

Commercial Banks 1.0%
National Bank of Canada	13,300	927,221
Toronto-Dominion Bank (The)	5,100	381,781

		1,309,002

Metals & Mining 0.2%
New Gold, Inc.*	40,600	325,173

Oil, Gas & Consumable Fuels 2.2%
Nexen, Inc.	58,747	1,475,495
Penn West Petroleum Ltd.	23,344	638,532
Suncor Energy, Inc.	16,608	687,640

		2,801,667

		6,486,621

CHINA 0.4%
Oil, Gas & Consumable Fuels 0.4%
China Petroleum & Chemical Corp., H shares(a)	480,000	530,533

DENMARK 0.5%
Commercial Banks 0.5%
Danske Bank AS*	23,300	624,851

FINLAND 0.0%†
Machinery 0.0%†
Cargotec OYJ, Class B	718	33,542

FRANCE 13.2%
Automobiles 1.2%
Renault SA*	24,500	1,601,582

Building Products 0.3%
Compagnie de Saint-Gobain	6,000	346,108

Chemicals 0.2%
Arkema SA	3,144	218,638

Commercial Banks 2.7%
BNP Paribas	16,723	1,248,180
Societe Generale	33,897	2,189,513

		3,437,693

Construction & Engineering 1.9%
Bouygues SA	52,300	2,428,183

Diversified Telecommunication Services 1.1%
France Telecom SA	63,600	1,387,125

Electric Utilities 0.4%
EDF SA	12,600	555,031

Energy Equipment & Services 0.5%
CGG Veritas SA*	22,100	669,417

Information Technology Services 1.1%
Cap Gemini SA	29,000	1,458,929

Media 2.5%
Lagardere SCA	32,350	1,438,050
Vivendi SA	62,990	1,800,704

		3,238,754

Multiline Retail 0.4%
PPR SA*	3,500	558,353

Pharmaceuticals 0.9%
Sanofi-Aventis SA	17,350	1,185,746

		17,085,559

GERMANY 7.0%
Electric Utilities 2.1%
E.ON AG	80,360	2,680,982

Insurance 3.2%
Allianz SE REG	20,070	2,789,877
Muenchener Rueckversicherungs AG REG	8,760	1,373,192

		4,163,069

Metals & Mining 0.9%
ThyssenKrupp AG(a)	30,000	1,215,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)
	Shares	Market Value
GERMANY (continued)
Pharmaceuticals 0.8%
Bayer AG REG	13,000	$959,913

		9,019,895

HONG KONG 1.7%
Real Estate Management & Development 0.7%
New World Development Ltd.	460,223	879,070

Specialty Retail 0.7%
Esprit Holdings Ltd.	204,000	972,579

Textiles, Apparel & Luxury Goods 0.3%
Yue Yuen Industrial Holdings Ltd.	104,000	357,999

		2,209,648

INDIA 0.3%
Metals & Mining 0.3%
Tata Steel Ltd.	27,300	381,503

ITALY 4.3%
Commercial Banks 1.4%
UniCredit SpA	710,198	1,760,996

Diversified Telecommunication Services 1.7%
Telecom Italia SpA	1,059,600	1,505,217
Telecom Italia SpA - RSP	640,300	762,384

		2,267,601

Oil, Gas & Consumable Fuels 1.2%
ENI SpA	65,500	1,550,783

		5,579,380

JAPAN 25.0%
Auto Components 0.7%
Bridgestone Corp.	9,800	188,345
NGK Spark Plug Co., Ltd.	26,000	403,836
Sumitomo Rubber Industries Ltd.	30,300	319,970

		912,151

Automobiles 2.6%
Nissan Motor Co., Ltd.	137,000	1,386,102
Toyota Motor Corp.	48,700	2,004,958

		3,391,060

Beverages 0.7%
Asahi Breweries Ltd.	47,600	893,649

Building Products 1.1%
Asahi Glass Co., Ltd.	112,000	1,398,653

Chemicals 0.3%
DIC Corp.	174,000	386,967

Commercial Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.	74,400	386,427

Sumitomo Mitsui Financial Group, Inc.	45,100	1,533,400

		1,919,827

Computers & Peripherals 1.0%
Fujitsu Ltd.	68,000	423,664

Toshiba Corp.	137,000	812,216

		1,235,880

Diversified Financial Services 1.0%
ORIX Corp.	13,190	1,303,393

Diversified Telecommunication Services 1.4%
Nippon Telegraph & Telephone Corp.	38,800	1,800,126

Electric Utilities 1.0%
Tokyo Electric Power Co., Inc. (The)	54,600	1,325,595

Electrical Equipment 1.9%
Furukawa Electric Co., Ltd.	124,000	553,311
Mitsubishi Electric Corp.	61,000	674,217
Sumitomo Electric Industries Ltd.	87,600	1,273,304

		2,500,832

Food & Staples Retailing 0.2%
AEON Co., Ltd.	20,800	261,703

Gas Utilities 0.4%
Tokyo Gas Co., Ltd.	122,000	530,479

Household Durables 2.0%
Sharp Corp.	133,000	1,382,791
Sony Corp.	35,600	1,225,049

		2,607,840

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	20,100	220,223

Metals & Mining 1.3%
Dowa Holdings Co., Ltd.	55,000	387,337
JFE Holdings, Inc.	39,600	1,274,659

		1,661,996

Office Electronics 0.5%
Konica Minolta Holdings, Inc.	73,000	705,457

Oil, Gas & Consumable Fuels 0.2%
JX Holdings, Inc.	48,100	326,004

Real Estate Management & Development 1.0%
Mitsui Fudosan Co., Ltd.	61,000	1,244,466

Road & Rail 0.9%
East Japan Railway Co.	8,500	561,458
Nippon Express Co., Ltd.	151,000	637,228

		1,198,686

Semiconductors & Semiconductor Equipment 0.3%
Sumco Corp.*	23,000	351,492

Software 0.3%
Konami Corp.	18,100	362,365

Tobacco 1.3%
Japan Tobacco, Inc.	442	1,662,730

Trading Companies & Distributors 3.1%
ITOCHU Corp.	59,600	648,723
Mitsubishi Corp.	67,400	1,881,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)
	Shares	Market Value
JAPAN (continued)
Trading Companies & Distributors (continued)
Mitsui & Co., Ltd.	85,700	$1,446,580

		3,976,899

Wireless Telecommunication Services 0.1%
KDDI Corp.	27	151,990

		32,330,463

NETHERLANDS 4.4%
Chemicals 0.7%
Koninklijke DSM NV	14,905	882,202

Food & Staples Retailing 0.8%
Koninklijke Ahold NV	70,900	960,334

Insurance 0.5%
AEGON NV*	92,100	681,647

Oil, Gas & Consumable Fuels 2.4%
Royal Dutch Shell PLC, Class A	88,243	3,113,666

		5,637,849

NORWAY 0.9%
Commercial Banks 0.3%
DnB NOR ASA	28,900	398,420

Diversified Telecommunication Services 0.6%
Telenor ASA	48,200	743,206

		1,141,626

PORTUGAL 0.3%
Electric Utilities 0.3%
EDP - Energias de Portugal SA(a)	94,733	363,906

RUSSIA 1.2%
Oil, Gas & Consumable Fuels 1.2%
Gazprom OAO ADR(a)	30,700	821,532
LUKOIL OAO ADR	12,010	744,260

		1,565,792

SINGAPORE 0.3%
Industrial Conglomerates 0.3%
SembCorp Industries Ltd.	82,000	332,066

SOUTH AFRICA 0.4%
Industrial Conglomerates 0.4%
Bidvest Group Ltd.	26,556	566,836

SOUTH KOREA 2.0%
Commercial Banks 0.8%
Hana Financial Group, Inc.	9,800	389,505
KB Financial Group, Inc. ADR	11,223	584,382

		973,887

Household Durables 0.5%
LG Electronics, Inc.	5,748	601,051

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd. GDR(b)	2,200	962,365

		2,537,303

SWITZERLAND 4.4%
Capital Markets 0.7%
UBS AG REG*	49,027	877,797

Chemicals 0.3%
Clariant AG REG*	22,300	394,075

Media 0.3%
Informa PLC	55,200	380,340

Metals & Mining 0.8%
Xstrata PLC	47,142	1,044,107

Pharmaceuticals 2.3%
Novartis AG REG	40,600	2,260,195
Roche Holding AG	5,100	775,904

		3,036,099

		5,732,418

TAIWAN 0.5%
Electronic Equipment, Instruments & Components 0.5%
AU Optronics Corp. ADR*	74,572	715,891

TURKEY 0.2%
Commercial Banks 0.2%
Turkiye Garanti Bankasi AS	53,700	240,040

UNITED KINGDOM 18.3%
Aerospace & Defense 1.0%
BAE Systems PLC	235,500	1,290,043

Auto Components 0.8%
GKN PLC	324,200	1,047,175

Commercial Banks 2.3%
Barclays PLC	342,800	1,605,490
Lloyds Banking Group PLC*	1,410,100	1,426,060

		3,031,550

Hotels, Restaurants & Leisure 0.9%
Thomas Cook Group PLC	127,800	390,337
Tui Travel PLC	203,700	825,306

		1,215,643

Industrial Conglomerates 0.4%
Cookson Group PLC*	50,000	531,817

Insurance 1.3%
Aviva PLC	194,100	1,380,394
Old Mutual PLC	128,000	257,516

		1,637,910

Metals & Mining 2.1%
Rio Tinto PLC	39,000	2,678,364

Multiline Retail 0.1%
Marks & Spencer Group PLC	14,980	85,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)
	Shares	Market Value
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 2.3%
BP PLC	387,400	$3,044,129

Pharmaceuticals 2.7%
AstraZeneca PLC	71,500	3,485,902

Road & Rail 0.4%
Firstgroup PLC	82,800	496,741

Tobacco 1.7%
British American Tobacco PLC	16,400	605,698
Imperial Tobacco Group PLC	54,900	1,567,097

		2,172,795

Wireless Telecommunication Services 2.3%
Vodafone Group PLC	1,057,500	2,967,979

		23,685,466

Total Common Stocks (cost $123,991,333)		126,434,012

Mutual Fund 1.6%
	Shares	Market Value
Money Market Fund 1.6%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	2,048,394	2,048,394

Total Mutual Fund (cost $2,048,394)		2,048,394

Repurchase Agreements 2.2%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $1,876,110, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 11/15/2016 - 01/20/2041; total market value $1,913,621.(d)	$1,876,099	1,876,099

Morgan Stanley, 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $1,000,006, collateralized by U.S. Government Agency Mortgage Securities ranging from 3.50% - 5.00%, maturing 01/01/26 - 01/01/41; total market value $1,020,000.(d)	$1,000,000	$1,000,000

Total Repurchase Agreements (cost $2,876,099)		2,876,099

Total Investments (cost $128,915,826) (e) — 101.5%		131,358,505
Liabilities in excess of other assets — (1.5%)		(1,925,279)

NET ASSETS — 100.0%		$129,433,226

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $2,747,625.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $962,365 which represents 0.74% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $2,876,099.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $130,415,043, tax unrealized appreciation and depreciation were $10,495,338 and $(9,551,876), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
AS	Stock Corporation
ASA	Stock Corporation
GDR	Global Depositary Receipt
KR	South Korea
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

At January 31, 2011, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	4/15/11	(743,000)	$(748,230)	$(740,903)	$7,327
Canadian Dollar	JPMorgan Chase Bank	4/15/11	(5,854,000)	(5,859,860)	(5,837,481)	22,379
Euro	JPMorgan Chase Bank	4/15/11	(2,889,000)	(3,730,017)	(3,952,008)	(221,991)
Euro	JPMorgan Chase Bank	4/15/11	(12,425,000)	(16,084,411)	(16,996,779)	(912,368)
Hong Kong Dollar	JPMorgan Chase Bank	4/15/11	(15,232,000)	(1,960,126)	(1,955,154)	4,972
Japanese Yen	JPMorgan Chase Bank	4/15/11	(49,217,000)	(592,790)	(599,961)	(7,171)
Japanese Yen	JPMorgan Chase Bank	4/15/11	(573,803,000)	(6,934,762)	(6,994,725)	(59,963)

Total Short Contracts				$(35,910,196)	$(37,077,011)	$(1,166,815)

Currency	Counterparty	Delivery Date	Currency Received/ (Delivered)	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	4/15/11	5,845,000	$5,724,593	$5,772,814	$48,221
British Pound	JPMorgan Chase Bank	4/15/11	2,834,000	4,399,190	4,537,206	138,016
Canadian Dollar	JPMorgan Chase Bank	4/15/11	519,000	523,708	517,535	(6,173)
Hong Kong Dollar	JPMorgan Chase Bank	4/15/11	15,232,000	1,960,201	1,955,154	(5,047)
New Zealand Dollar	JPMorgan Chase Bank	4/15/11	4,231,000	3,191,824	3,247,039	55,215
Norwegian Krone	JPMorgan Chase Bank	4/15/11	36,130,000	6,029,515	6,232,709	203,194
Swedish Krona	JPMorgan Chase Bank	4/15/11	25,898,000	3,740,329	4,003,594	263,265
Swedish Krona	JPMorgan Chase Bank	4/15/11	17,606,000	2,561,715	2,721,727	160,012
Swiss Franc	JPMorgan Chase Bank	4/15/11	5,878,000	6,058,919	6,230,787	171,868
Swiss Franc	JPMorgan Chase Bank	4/15/11	2,774,000	2,861,830	2,940,491	78,661

Total Long Contracts				$37,051,824	$38,159,056	$1,107,232

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,290,043	$—	$1,290,043
Auto Components	893,385	1,959,326	—	2,852,711
Automobiles	—	4,992,642	—	4,992,642
Beverages	—	893,649	—	893,649
Building Products	—	1,744,761	—	1,744,761
Capital Markets	—	1,422,933	—	1,422,933
Chemicals	1,157,394	2,211,319	—	3,368,713
Commercial Banks	1,893,384	15,927,682	—	17,821,066
Computers & Peripherals	—	1,235,880	—	1,235,880
Construction & Engineering	—	2,428,183	—	2,428,183
Diversified Financial Services	—	1,303,393	—	1,303,393
Diversified Telecommunication Services	—	6,198,058	—	6,198,058
Electric Utilities	—	4,925,514	—	4,925,514
Electrical Equipment	—	2,500,832	—	2,500,832
Electronic Equipment, Instruments &
Components	715,891	—	—	715,891
Energy Equipment & Services	—	669,417	—	669,417
Food & Staples Retailing	—	2,882,522	—	2,882,522
Gas Utilities	—	530,479	—	530,479
Hotels, Restaurants & Leisure	—	1,215,643	—	1,215,643
Household Durables	—	3,208,891	—	3,208,891
Industrial Conglomerates	—	1,430,719	—	1,430,719
Information Technology Services	—	1,458,929	—	1,458,929
Insurance	—	6,482,626	—	6,482,626
Leisure Equipment & Products	—	220,223	—	220,223
Machinery	—	33,542	—	33,542
Media	—	3,619,094	—	3,619,094
Metals & Mining	1,313,435	8,005,139	—	9,318,574
Multiline Retail	—	643,771	—	643,771
Office Electronics	—	705,457	—	705,457
Oil, Gas & Consumable Fuels	4,367,459	9,526,581	—	13,894,040
Pharmaceuticals	—	8,667,660	—	8,667,660
Real Estate Management & Development	—	2,123,536	—	2,123,536
Road & Rail	—	1,695,427	—	1,695,427
Semiconductors & Semiconductor Equipment	—	1,313,857	—	1,313,857
Software	—	362,365	—	362,365
Specialty Retail	—	972,579	—	972,579
Textiles, Apparel & Luxury Goods	—	357,999	—	357,999
Tobacco	—	3,835,525	—	3,835,525
Trading Companies & Distributors	—	3,976,899	—	3,976,899
Wireless Telecommunication Services	—	3,119,969	—	3,119,969

Total Common Stocks	$10,340,948	$116,093,064	$—	$126,434,012

Forward Foreign Currency Contracts	—	1,153,130	—	1,153,130

Asset Type	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mutual Fund	$2,048,394	$—	$—	$2,048,394
Repurchase Agreements	—	2,876,099	—	2,876,099

Total Assets	$12,389,342	$120,122,293	$—	$132,511,635

Liabilities:
Forward Foreign Currency Contracts	—	(1,212,713)	—	(1,212,713)

Total Liabilities	$—	$(1,212,713)	$—	$(1,212,713)

Total	$12,389,342	$118,909,580	$—	$131,298,922

*	See Statement of Investments for identification of securities by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide International Value Fund

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2011

Assets:		Fair Value
Forward foreign currency contracts	Unrealized appreciation from forward foreign currency contracts	$1,153,130

Total		$1,153,130

Liabilities:
Forward foreign currency contracts	Unrealized depreciation from forward foreign currency contracts	$(1,212,713)

Total		$(1,212,713)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Large Cap Value Fund

Common Stocks 99.9%
	Shares	Market Value
Aerospace & Defense 2.9%
General Dynamics Corp.	2,700	$203,580
L-3 Communications Holdings, Inc.	1,800	140,850
Northrop Grumman Corp.	1,700	117,810

		462,240

Air Freight & Logistics 0.8%
FedEx Corp.	1,500	135,480

Automobiles 1.1%
General Motors Co. *	4,850	176,977

Beverages 1.5%
PepsiCo, Inc.	3,800	244,378

Capital Markets 3.1%
Ameriprise Financial, Inc.	3,000	184,950
Ares Capital Corp.	9,200	154,468
Goldman Sachs Group, Inc. (The)	1,000	163,620

		503,038

Chemicals 2.8%
Ashland, Inc.	2,500	145,150
Cabot Corp.	3,900	168,675
Cytec Industries, Inc.	2,500	136,350

		450,175

Commercial Banks 6.4%
CIT Group, Inc. *	4,800	228,912
East West Bancorp, Inc.	10,200	221,442
Fifth Third Bancorp	14,100	209,667
PNC Financial Services Group, Inc.	1,700	102,000
U.S. Bancorp	3,200	86,400
Wells Fargo & Co.	5,600	181,552

		1,029,973

Commercial Services & Supplies 1.0%
Brink’s Co. (The)	6,000	162,000

Computers & Peripherals 0.8%
Apple, Inc. *	400	135,728

Diversified Consumer Services 0.7%
ITT Educational Services, Inc. *	1,600	105,344

Diversified Financial Services 6.9%
Bank of America Corp.	26,318	361,346
Citigroup, Inc. *	47,300	227,986
JPMorgan Chase & Co.	11,528	518,068

		1,107,400

Diversified Telecommunication Services 4.8%
AT&T, Inc.	14,952	411,479
Qwest Communications International, Inc.	27,800	198,214
Verizon Communications, Inc.	4,600	163,852

		773,545

Electric Utilities 2.7%
American Electric Power Co., Inc.	6,300	224,784
Entergy Corp.	2,800	202,076

		426,860

Energy Equipment & Services 2.1%
Patterson-UTI Energy, Inc.	6,300	147,042
Rowan Cos., Inc. *	5,600	191,968

		339,010

Food & Staples Retailing 1.8%
CVS Caremark Corp.	4,000	136,800
Wal-Mart Stores, Inc.	2,700	151,389

		288,189

Food Products 2.4%
Archer-Daniels-Midland Co.	6,000	196,020
Tyson Foods, Inc., Class A	11,800	194,110

		390,130

Gas Utilities 0.8%
Atmos Energy Corp.	4,000	130,400

Health Care Equipment & Supplies 0.9%
Kinetic Concepts, Inc. *	3,100	143,003

Health Care Providers & Services 4.4%
CIGNA Corp.	4,900	205,898
Humana, Inc. *	2,800	162,316
UnitedHealth Group, Inc.	4,300	176,515
WellPoint, Inc. *	2,500	155,300

		700,029

Hotels, Restaurants & Leisure 0.7%
Wyndham Worldwide Corp.	4,300	120,959

Household Durables 0.5%
Whirlpool Corp.	1,000	85,500

Household Products 2.7%
Procter & Gamble Co. (The)	6,900	435,597

Independent Power Producers & Energy Traders 0.8%
Constellation Energy Group, Inc.	3,900	125,775

Industrial Conglomerates 2.9%
General Electric Co.	22,800	459,192

Information Technology Services 1.4%
Cognizant Technology Solutions Corp., Class A *	1,800	131,310

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Large Cap Value Fund

Common Stocks (continued)
	Shares	Market Value
Information Technology Services (continued)
International Business Machines Corp.	600	$97,200

		228,510

Insurance 7.1%
Assurant, Inc.	3,400	133,382
Berkshire Hathaway, Inc., Class B *	4,000	327,000
Hartford Financial Services Group, Inc.	8,900	247,242
Lincoln National Corp.	4,000	115,360
Reinsurance Group of America, Inc.	2,900	166,924
Unum Group	6,100	152,134

		1,142,042

Internet & Catalog Retail 1.1%
priceline.com, Inc. *	400	171,408

Machinery 1.1%
AGCO Corp. *	3,600	182,520

Media 3.1%
Comcast Corp., Class A	6,000	136,500
DIRECTV, Class A *	3,500	148,365
Walt Disney Co. (The)	5,500	213,785

		498,650

Metals & Mining 0.9%
Alcoa, Inc.	9,000	149,130

Multiline Retail 0.6%
Macy’s, Inc.	4,300	99,545

Multi-Utilities 2.5%
CMS Energy Corp.	11,000	214,500
NiSource, Inc.	9,700	180,614

		395,114

Oil, Gas & Consumable Fuels 10.3%
Chevron Corp.	6,900	655,017
ConocoPhillips	4,800	343,008
Exxon Mobil Corp.	1,400	112,952
Marathon Oil Corp.	6,700	306,190
Valero Energy Corp.	9,700	245,992

		1,663,159

Pharmaceuticals 7.2%
Endo Pharmaceuticals Holdings, Inc. *	4,600	152,812
Johnson & Johnson	4,600	274,942
Merck & Co., Inc.	8,200	271,994
Pfizer, Inc.	24,952	454,625

		1,154,373

Real Estate Investment Trusts (REITs) 3.5%
Equity Residential	3,700	200,503
Hospitality Properties Trust	7,000	174,090
SL Green Realty Corp.	2,700	196,452

		571,045

Road & Rail 0.8%
Norfolk Southern Corp.	2,100	128,499

Semiconductors & Semiconductor Equipment 2.1%
Atmel Corp. *	18,100	245,074
Intel Corp.	4,100	87,986

		333,060

Software 1.3%
Oracle Corp.	6,700	214,601

Specialty Retail 0.4%
Best Buy Co., Inc.	1,700	57,800

Tobacco 1.0%
Altria Group, Inc.	6,700	157,517

Total Common Stocks (cost $13,202,350)		16,077,895

Mutual Fund 0.2%
	Shares	Market Value
Money Market Fund 0.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (a)	26,303	26,303

Total Mutual Fund (cost $26,303)		26,303

Total Investments (cost $13,228,653) (b) — 100.1%		16,104,198

Liabilities in excess of other assets — (0.1%)		(21,395)

NET ASSETS — 100.0%		$16,082,803

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2011.
(b)	At January 31, 2011, the tax basis cost of the Fund’s investments was $13,827,974, tax unrealized appreciation and depreciation were $2,437,403 and $(161,179), respectively.

REIT             Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:     Quoted prices in active markets for identical assets

Level 2:     Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit                    risk, etc.)

Level 3:     Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$16,077,895	$—	$—	$16,077,895
Mutual Fund	26,303	—	—	26,303

Total	$16,104,198	$—	$—	$16,104,198

* See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 0.6%
Alliant Techsystems, Inc. *	29,555	$2,239,087
BE Aerospace, Inc. *	90,755	3,511,311

		5,750,398

Airlines 0.4%
AirTran Holdings, Inc. *	120,267	888,773
Alaska Air Group, Inc. *	32,681	1,936,023
JetBlue Airways Corp. *	178,987	1,073,922

		3,898,718

Auto Components 1.0%
BorgWarner, Inc. *	100,808	6,794,459
Gentex Corp.	124,250	3,984,698

		10,779,157

Automobiles 0.1%
Thor Industries, Inc. (a)	37,650	1,399,074

Beverages 0.3%

Hansen Natural Corp. *	61,317	3,472,995

Biotechnology 1.0%
United Therapeutics Corp. *	44,452	3,021,847
Vertex Pharmaceuticals, Inc. *	180,067	7,002,806

		10,024,653

Building Products 0.2%
Lennox International, Inc.	39,841	1,957,787

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	45,674	4,650,983
Apollo Investment Corp.	173,111	2,041,844
Eaton Vance Corp.	105,014	3,181,924
Greenhill & Co., Inc.	22,390	1,554,314
Jefferies Group, Inc.	109,800	2,746,098
Raymond James Financial, Inc.	88,707	3,212,968
SEI Investments Co.	129,467	2,997,161
Waddell & Reed Financial, Inc., Class A	75,784	2,737,318

		23,122,610

Chemicals 3.3%
Albemarle Corp.	81,095	4,554,295
Ashland, Inc.	69,980	4,063,039
Cabot Corp.	58,034	2,509,971
Cytec Industries, Inc.	43,830	2,390,488
Intrepid Potash, Inc. *(a)	39,331	1,421,422
Lubrizol Corp.	58,148	6,248,584
Minerals Technologies, Inc.	16,433	1,035,608
NewMarket Corp.	8,753	1,110,406
Olin Corp.	70,609	1,374,757
RPM International, Inc.	114,401	2,680,415
Scotts Miracle-Gro Co. (The), Class A	40,784	2,107,309
Sensient Technologies Corp. (a)	44,107	1,495,668
Valspar Corp.	87,394	3,265,914

		34,257,876

Commercial Banks 3.5%
Associated Banc-Corp.	153,594	2,147,244
BancorpSouth, Inc. (a)	65,211	1,019,900
Bank of Hawaii Corp.	42,794	2,005,755
Cathay General Bancorp	69,703	1,206,559
City National Corp.	41,167	2,379,041
Commerce Bancshares, Inc.	68,824	2,830,731
Cullen/Frost Bankers, Inc.	54,083	3,124,916
East West Bancorp, Inc.	131,357	2,851,761
FirstMerit Corp.	96,566	1,769,089
Fulton Financial Corp.	176,581	1,822,316
International Bancshares Corp.	46,879	889,295
PacWest Bancorp	27,932	551,098
Prosperity Bancshares, Inc.	41,417	1,675,318
SVB Financial Group *(a)	37,271	1,955,609
Synovus Financial Corp.	696,727	1,839,359
TCF Financial Corp. (a)	112,679	1,683,424
Trustmark Corp.	50,469	1,210,751
Valley National Bancorp (a)	143,148	1,936,792
Webster Financial Corp.	65,000	1,487,200
Westamerica Bancorp	25,839	1,291,950

		35,678,108

Commercial Services & Supplies 1.5%
Brink’s Co. (The)	41,183	1,111,941
Clean Harbors, Inc. *	20,350	1,832,314
Copart, Inc. *	52,810	2,072,793
Corrections Corp of America *(a)	97,851	2,427,683
Deluxe Corp.	45,540	1,113,453
Herman Miller, Inc.	50,675	1,222,788
HNI Corp.	39,764	1,206,440
Mine Safety Appliances Co.	27,410	854,644
Rollins, Inc.	56,163	1,066,535
Waste Connections, Inc.	102,185	2,960,299

		15,868,890

Communications Equipment 1.3%
ADTRAN, Inc.	55,995	2,303,074
Ciena Corp. *(a)	83,051	1,829,614
Plantronics, Inc.	42,278	1,496,641
Polycom, Inc. *	75,791	3,323,435
Riverbed Technology, Inc. *	130,207	4,670,525

		13,623,289

Computers & Peripherals 0.6%
Diebold, Inc.	58,294	1,787,294
NCR Corp. *	141,384	2,318,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value

Computers & Peripherals (continued)
QLogic Corp. *	93,580	$1,666,660

		5,772,651

Construction & Engineering 1.4%
Aecom Technology Corp. *	105,202	3,079,262
Granite Construction, Inc.	30,289	782,668
KBR, Inc.	133,822	4,295,686
Shaw Group, Inc. (The) *	75,405	2,848,047
URS Corp. *	73,437	3,264,275

		14,269,938

Construction Materials 0.3%
Martin Marietta Materials, Inc. (a)	40,406	3,373,901

Containers & Packaging 1.6%
AptarGroup, Inc.	59,529	2,860,964
Greif, Inc., Class A	27,623	1,741,630
Packaging Corp. of America	91,018	2,571,259
Rock-Tenn Co., Class A (a)	34,543	2,305,745
Silgan Holdings, Inc.	44,579	1,664,134
Sonoco Products Co.	91,325	3,246,604
Temple-Inland, Inc.	95,688	2,295,555

		16,685,891

Distributors 0.3%
LKQ Corp. *	128,176	3,096,732

Diversified Consumer Services 1.0%
Career Education Corp. *	58,423	1,311,012
ITT Educational Services, Inc. *(a)	23,237	1,529,924
Matthews International Corp., Class A (a)	26,169	927,430
Regis Corp.	51,124	856,838
Service Corp. International	216,942	1,880,887
Sotheby’s	59,521	2,398,696
Strayer Education, Inc. (a)	12,027	1,443,240

		10,348,027

Diversified Financial Services 0.3%
MSCI, Inc., Class A *	105,139	3,598,908

Diversified Telecommunication Services 0.2%
tw telecom, Inc. *	134,286	2,303,005

Electric Utilities 1.7%
Cleco Corp.	53,923	1,685,633
DPL, Inc.	105,563	2,763,639
Great Plains Energy, Inc.	120,392	2,369,315
Hawaiian Electric Industries, Inc.	83,569	2,080,868
IDACORP, Inc.	43,594	1,629,108
NV Energy, Inc.	208,719	2,999,292
PNM Resources, Inc.	76,936	1,002,476
Westar Energy, Inc.	98,861	2,520,955

		17,051,286

Electrical Equipment 1.7%
Acuity Brands, Inc. (a)	38,213	2,109,357
Ametek, Inc.	141,790	5,782,176
Hubbell, Inc., Class B	53,270	3,262,255
Regal-Beloit Corp.	34,258	2,286,379
Thomas & Betts Corp. *	45,992	2,363,529
Woodward, Inc.	52,608	1,774,205

		17,577,901

Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc. *	102,773	3,884,819
Avnet, Inc. *	134,566	4,793,241
Ingram Micro, Inc., Class A *	139,163	2,747,078
Itron, Inc. *	35,862	2,080,713
National Instruments Corp.	52,058	2,202,574
Tech Data Corp. *	41,381	1,941,183
Trimble Navigation Ltd. *	106,332	4,899,779
Vishay Intertechnology, Inc. *	146,377	2,415,220

		24,964,607

Energy Equipment & Services 2.5%
Atwood Oceanics, Inc. *	49,782	2,012,188
Dril-Quip, Inc. *	30,422	2,346,145
Exterran Holdings, Inc. *(a)	56,114	1,392,188
Helix Energy Solutions Group, Inc. *	93,604	1,160,690
Oceaneering International, Inc. *	48,026	3,709,048
Patterson-UTI Energy, Inc.	136,787	3,192,609
Pride International, Inc. *	155,657	5,058,853
Superior Energy Services, Inc. *	69,950	2,456,644
Tidewater, Inc.	45,619	2,713,874
Unit Corp. *	35,282	1,806,438

		25,848,677

Food & Staples Retailing 0.3%
BJ’s Wholesale Club, Inc. *	48,462	2,129,420
Ruddick Corp.	37,948	1,278,848

		3,408,268

Food Products 1.5%
Corn Products International, Inc.	67,109	3,095,738
Flowers Foods, Inc. (a)	67,239	1,696,440
Green Mountain Coffee Roasters, Inc. *	102,875	3,454,542
Lancaster Colony Corp. (a)	17,068	948,469
Ralcorp Holdings, Inc. *	48,749	2,983,439
Smithfield Foods, Inc. *	147,337	2,933,480
Tootsie Roll Industries, Inc. (a)	21,709	600,471

		15,712,579

Gas Utilities 2.0%
AGL Resources, Inc.	69,264	2,541,989
Atmos Energy Corp.	80,251	2,616,183
Energen Corp.	63,801	3,566,476
National Fuel Gas Co.	72,797	4,974,947
Questar Corp.	154,999	2,701,632
UGI Corp.	98,038	3,073,491
WGL Holdings, Inc.	45,330	1,634,600

		21,109,318

Health Care Equipment & Supplies 4.0%
Beckman Coulter, Inc.	61,318	4,415,509
Edwards Lifesciences Corp. *	101,205	8,530,569
Gen-Probe, Inc. *(a)	42,785	2,690,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Hill-Rom Holdings, Inc.	55,963	$2,264,822
Hologic, Inc. *	230,117	4,583,931
IDEXX Laboratories, Inc. *(a)	51,034	3,659,138
Immucor, Inc. *	62,139	1,228,488
Kinetic Concepts, Inc. *	55,562	2,563,075
Masimo Corp. (a)	52,288	1,567,333
ResMed, Inc. *	133,876	4,215,755
STERIS Corp. (a)	52,495	1,827,876
Teleflex, Inc.	35,487	2,034,115
Thoratec Corp. *	51,897	1,224,250

		40,805,610

Health Care Providers & Services 3.0%
Community Health Systems, Inc. *	82,136	2,884,616
Health Management Associates, Inc., Class A *	222,434	2,024,150
Health Net, Inc. *	84,806	2,419,515
Henry Schein, Inc. *	81,732	5,366,523
Kindred Healthcare, Inc. *	35,051	655,804
LifePoint Hospitals, Inc. *	46,776	1,646,515
Lincare Holdings, Inc.	86,636	2,343,504
Mednax, Inc. *	42,324	2,799,733
Omnicare, Inc.	102,897	2,667,090
Owens & Minor, Inc.	56,215	1,660,029
Universal Health Services, Inc., Class B	86,104	3,624,979
VCA Antech, Inc. *	76,485	1,753,036
WellCare Health Plans, Inc. *	37,757	1,128,934

		30,974,428

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	166,053	3,505,379

Hotels, Restaurants & Leisure 2.1%
Bally Technologies, Inc. *	47,577	1,947,327
Bob Evans Farms, Inc.	26,979	849,299
Boyd Gaming Corp. *(a)	49,769	539,496
Brinker International, Inc.	81,936	1,927,954
Cheesecake Factory, Inc. (The) *	52,596	1,552,108
Chipotle Mexican Grill, Inc. *	27,419	6,002,568
International Speedway Corp., Class A	26,009	752,440
Life Time Fitness, Inc. *	37,179	1,482,699
Panera Bread Co., Class A *	26,931	2,573,526
Scientific Games Corp., Class A *	56,121	579,169
Wendy’s/Arby’s Group, Inc., Class A	285,681	1,379,839
WMS Industries, Inc. *	51,273	2,150,902

		21,737,327

Household Durables 1.5%
American Greetings Corp., Class A	35,575	773,045
KB Home (a)	64,092	951,125
M.D.C. Holdings, Inc. (a)	33,475	1,034,712
Mohawk Industries, Inc. *	49,924	2,773,278
NVR, Inc. *	4,995	3,821,175
Ryland Group, Inc.	39,170	697,226
Toll Brothers, Inc. *	128,083	2,592,400
Tupperware Brands Corp.	56,045	2,564,059

		15,207,020

Household Products 0.9%
Church & Dwight Co., Inc.	62,986	4,334,067
Energizer Holdings, Inc. *	62,504	4,546,541

		8,880,608

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. *	91,246	573,937

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	54,127	2,041,129

Information Technology Services 2.5%
Acxiom Corp. *	71,197	1,226,724
Alliance Data Systems Corp. *(a)	46,146	3,264,368
Broadridge Financial Solutions, Inc.	110,962	2,539,920
Convergys Corp. *	108,134	1,539,828
CoreLogic, Inc.	92,430	1,853,222
DST Systems, Inc.	31,607	1,503,229
Gartner, Inc. *	64,834	2,296,420
Global Payments, Inc.	70,712	3,340,435
Jack Henry & Associates, Inc.	75,993	2,246,353
Lender Processing Services, Inc.	81,049	2,572,495
Mantech International Corp., Class A *	20,021	804,945
NeuStar, Inc., Class A *	64,335	1,726,108
SRA International, Inc., Class A *	38,021	1,014,400

		25,928,447

Insurance 4.0%
American Financial Group, Inc.	69,814	2,271,049
Arthur J Gallagher & Co.	94,081	2,792,324
Aspen Insurance Holdings Ltd.	68,017	2,043,911
Brown & Brown, Inc.	103,812	2,570,385
Everest Re Group Ltd.	48,431	4,081,765
Fidelity National Financial, Inc., Class A	201,444	2,709,422
First American Financial Corp.	92,527	1,435,094
Hanover Insurance Group, Inc. (The)	40,037	1,893,750
HCC Insurance Holdings, Inc.	102,329	3,098,522
Mercury General Corp.	31,616	1,342,099
Old Republic International Corp.	225,892	2,762,659
Protective Life Corp. (a)	76,033	2,096,230
Reinsurance Group of America, Inc.	64,987	3,740,652
StanCorp Financial Group, Inc.	40,822	1,821,069
Transatlantic Holdings, Inc.	56,127	2,887,734
Unitrin, Inc.	44,181	1,188,911
W.R. Berkley Corp.	105,553	2,981,872

		41,717,448

Internet Software & Services 1.1%
AOL, Inc. *	94,737	2,228,214
Digital River, Inc. *	35,236	1,118,390
Equinix, Inc. *	40,819	3,609,216
Rackspace Hosting, Inc. *(a)	86,186	2,888,093
ValueClick, Inc. *	71,670	1,004,097

		10,848,010

Leisure Equipment & Products 0.3%
Eastman Kodak Co. *(a)	238,656	873,481

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Polaris Industries, Inc.	30,078	$2,313,600

		3,187,081

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A *	17,271	1,880,467
Charles River Laboratories International, Inc. *	51,229	1,964,632
Covance, Inc. *	57,555	3,244,951
Mettler-Toledo International, Inc. *	29,064	4,336,058
Pharmaceutical Product Development, Inc.	105,486	3,073,862
Techne Corp.	32,913	2,269,351

		16,769,321

Machinery 6.4%
AGCO Corp. *	82,396	4,177,477
Bucyrus International, Inc.	71,785	6,515,207
Crane Co.	40,982	1,820,011
Donaldson Co., Inc.	67,724	3,968,626
Gardner Denver, Inc.	46,576	3,359,993
Graco, Inc.	53,144	2,257,557
Harsco Corp.	71,453	2,305,788
IDEX Corp.	72,673	2,882,211
Joy Global, Inc.	91,541	7,980,544
Kennametal, Inc. (a)	72,859	2,958,075
Lincoln Electric Holdings, Inc.	37,507	2,539,974
Nordson Corp.	30,137	2,781,947
Oshkosh Corp. *	80,513	3,052,248
Pentair, Inc. (a)	87,588	3,168,058
SPX Corp.	44,554	3,492,143
Terex Corp. *	96,650	3,134,360
Timken Co.	71,523	3,363,011
Trinity Industries, Inc. (a)	70,783	1,974,138
Valmont Industries, Inc.	18,944	1,760,655
Wabtec Corp.	42,551	2,306,264

		65,798,287

Marine 0.4%
Alexander & Baldwin, Inc.	36,630	1,469,596
Kirby Corp. *	47,504	2,220,337

		3,689,933

Media 0.8%
DreamWorks Animation SKG, Inc., Class A *	63,566	1,784,297
Harte-Hanks, Inc.	34,462	429,741
John Wiley & Sons, Inc., Class A	41,185	1,892,451
Lamar Advertising Co., Class A *(a)	50,870	1,874,051
Meredith Corp.	32,321	1,089,218
New York Times Co. (The), Class A *	104,906	1,060,600
Scholastic Corp. (a)	21,093	627,095

		8,757,453

Metals & Mining 1.3%
Carpenter Technology Corp.	39,028	1,606,002
Commercial Metals Co.	101,500	1,697,080
Compass Minerals International, Inc.	29,042	2,668,089
Reliance Steel & Aluminum Co.	66,212	3,462,225
Steel Dynamics, Inc.	192,631	3,505,884
Worthington Industries, Inc.	49,055	932,045

		13,871,325

Multiline Retail 0.8%
99 Cents Only Stores *(a)	41,589	619,676
Dollar Tree, Inc. *	110,931	5,610,890
Saks, Inc. *(a)	142,805	1,673,675

		7,904,241

Multi-Utilities 1.8%
Alliant Energy Corp.	98,382	3,655,875
Black Hills Corp.	34,839	1,080,357
MDU Resources Group, Inc.	167,075	3,547,002
NSTAR	91,695	3,977,729
OGE Energy Corp.	86,286	3,959,665
Vectren Corp.	72,471	1,919,757

		18,140,385

Office Electronics 0.2%
Zebra Technologies Corp., Class A *	50,172	1,951,691

Oil, Gas & Consumable Fuels 3.5%
Arch Coal, Inc.	143,915	4,929,089
Bill Barrett Corp. *(a)	41,190	1,687,966
Cimarex Energy Co.	75,064	7,816,414
Comstock Resources, Inc. *	42,001	1,163,428
Forest Oil Corp. *	100,627	3,904,328
Frontier Oil Corp. *	93,834	1,951,747
Overseas Shipholding Group, Inc.	23,765	789,949
Patriot Coal Corp. *	71,076	1,860,059
Plains Exploration & Production Co. *	124,039	4,390,980
Quicksilver Resources, Inc. *	104,306	1,565,633
SM Energy Co.	55,961	3,478,536
Southern Union Co.	110,499	2,952,533

		36,490,662

Paper & Forest Products 0.1%
Louisiana-Pacific Corp. *	117,128	1,175,965

Personal Products 0.3%
Alberto-Culver Co.	76,173	2,837,444

Pharmaceuticals 1.0%
Endo Pharmaceuticals Holdings, Inc. *	102,584	3,407,840
Medicis Pharmaceutical Corp., Class A	53,810	1,368,388
Perrigo Co.	73,517	5,347,627

		10,123,855

Professional Services 1.1%
Corporate Executive Board Co. (The)	30,448	1,183,209
FTI Consulting, Inc. *	41,221	1,503,330
Korn/Ferry International *	41,089	961,483
Manpower, Inc.	72,240	4,664,537
Navigant Consulting, Inc. *	44,399	452,426
Towers Watson & Co., Class A	40,201	2,192,160

		10,957,145

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 7.8%
Alexandria Real Estate Equities, Inc.	49,113	$3,783,666
AMB Property Corp.	149,128	5,003,244
BRE Properties, Inc. (a)	56,883	2,539,826
Camden Property Trust	60,951	3,378,514
Corporate Office Properties Trust	59,363	2,169,718
Cousins Properties, Inc.	91,812	782,238
Duke Realty Corp.	223,763	3,065,553
Equity One, Inc.	40,934	763,419
Essex Property Trust, Inc.	27,806	3,225,496
Federal Realty Investment Trust	54,468	4,380,861
Highwoods Properties, Inc.	61,313	2,009,227
Hospitality Properties Trust	109,559	2,724,732
Liberty Property Trust	101,360	3,524,287
Macerich Co. (The)	115,250	5,608,065
Mack-Cali Realty Corp.	70,585	2,471,887
Nationwide Health Properties, Inc.	111,766	4,196,813
Omega Healthcare Investors, Inc.	87,413	1,947,562
Potlatch Corp.	35,511	1,319,234
Rayonier, Inc.	71,324	4,223,094
Realty Income Corp. (a)	103,922	3,633,113
Regency Centers Corp. (a)	72,659	3,132,330
Senior Housing Properties Trust	124,234	2,785,326
SL Green Realty Corp.	69,308	5,042,850
Taubman Centers, Inc.	48,405	2,534,002
UDR, Inc.	161,644	3,795,401
Weingarten Realty Investors	106,871	2,620,477

		80,660,935

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	37,850	3,355,024

Road & Rail 1.2%
Con-way, Inc.	48,606	1,653,576
J.B. Hunt Transport Services, Inc.	78,771	3,229,611
Kansas City Southern *	90,872	4,541,783
Landstar System, Inc.	43,597	1,806,224
Werner Enterprises, Inc.	39,327	969,410

		12,200,604

Semiconductors & Semiconductor Equipment 3.1%
Atmel Corp. *	405,995	5,497,172
Cree, Inc. *(a)	96,101	4,852,140
Fairchild Semiconductor International, Inc. *	109,920	1,956,576
Integrated Device Technology, Inc. *	135,722	865,906
International Rectifier Corp. *	61,584	1,972,536
Intersil Corp., Class A	110,371	1,668,810
Lam Research Corp. *	108,941	5,435,066
RF Micro Devices, Inc. *(a)	243,933	1,639,230
Semtech Corp. *	55,355	1,208,676
Silicon Laboratories, Inc. *	38,814	1,726,447
Skyworks Solutions, Inc. *	162,348	5,157,796

		31,980,355

Software 4.2%
ACI Worldwide, Inc. *	29,474	780,766
Advent Software, Inc. *	28,368	838,558
ANSYS, Inc. *	80,573	4,226,054
Cadence Design Systems, Inc. *	237,161	2,058,557
Concur Technologies, Inc. *	40,465	2,064,929
FactSet Research Systems, Inc.	41,041	4,136,933
Fair Isaac Corp. (a)	35,286	895,559
Informatica Corp. *	83,284	3,864,378
Mentor Graphics Corp. *	97,347	1,239,714
MICROS Systems, Inc. *	71,514	3,271,050
Parametric Technology Corp. *	104,599	2,325,236
Quest Software, Inc. *	53,374	1,378,117
Rovi Corp. *(a)	93,185	5,755,105
Solera Holdings, Inc.	62,345	3,262,514
Synopsys, Inc. *	131,847	3,577,009
TIBCO Software, Inc. *	148,189	3,257,194

		42,931,673

Specialty Retail 3.9%
Aaron’s, Inc.	64,756	1,242,668
Advance Auto Parts, Inc.	74,435	4,759,374
Aeropostale, Inc. *	82,058	1,979,239
American Eagle Outfitters, Inc.	173,675	2,511,340
AnnTaylor Stores Corp. *	51,448	1,138,030
Ascena Retail Group, Inc. *	61,509	1,667,509
Barnes & Noble, Inc. (a)	34,761	547,486
Chico’s FAS, Inc.	157,631	1,721,331
Collective Brands, Inc. *	57,144	1,163,452
Dick’s Sporting Goods, Inc. *	78,660	2,838,839
Foot Locker, Inc.	138,163	2,467,591
Guess?, Inc.	56,346	2,410,482
J Crew Group, Inc. *	56,743	2,463,781
Office Depot, Inc. *	245,930	1,291,132
PetSmart, Inc.	104,119	4,189,749
Rent-A-Center, Inc.	56,953	1,693,782
Tractor Supply Co.	64,709	3,320,219
Williams-Sonoma, Inc.	94,212	3,033,626

		40,439,630

Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp. *	34,208	2,510,525
Fossil, Inc. *	45,604	3,240,164
Hanesbrands, Inc. *	85,006	1,956,838
Phillips-Van Heusen Corp.	58,903	3,438,168
Timberland Co. (The), Class A *	34,050	910,157
Under Armour, Inc., Class A *	31,231	1,869,488
Warnaco Group, Inc. (The) *	39,498	2,017,558

		15,942,898

Thrifts & Mortgage Finance 1.3%
Astoria Financial Corp.	72,980	1,039,235
First Niagara Financial Group, Inc.	185,578	2,575,823
New York Community Bancorp, Inc.	386,042	7,072,289
NewAlliance Bancshares, Inc.	93,266	1,394,327
Washington Federal, Inc.	99,870	1,726,752

		13,808,426

Tobacco 0.1%
Universal Corp.	21,121	800,275

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 0.6%
GATX Corp.	41,095	$1,366,409
MSC Industrial Direct Co., Class A	39,550	2,350,456
United Rentals, Inc. *	53,730	1,431,904
Watsco, Inc.	24,730	1,551,066

		6,699,835

Water Utilities 0.3%
Aqua America, Inc. (a)	122,068	2,822,212

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	81,544	2,915,198

Total Common Stocks (cost $882,318,093)		1,003,386,440

Mutual Fund 2.7%

	Shares	Market Value
Money Market Fund 2.7%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (b)	27,763,233	27,763,233

Total Mutual Fund (cost $27,763,233)		27,763,233

Repurchase Agreements 4.3%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $3,978,201, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 11/15/2016 - 01/20/2041; total market value $4,057,741. (c)	$3,978,177	3,978,177
Morgan Stanley, 0.21%, dated 01/31/2011, due 02/01/2011, repurchase price $40,000,233, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25%-6.25%, maturing 05/19/11-04/18/36; total market value $40,800,083. (c)	40,000,000	40,000,000

Total Repurchase Agreements (cost $43,978,177)		$43,978,177

Total Investments (cost $954,059,503) (d) — 104.1%		1,075,127,850
Liabilities in excess of other assets — (4.1%)		(41,885,312)

NET ASSETS — 100.0%		$1,033,242,538

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $43,058,541.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $43,978,177.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $958,718,640, tax unrealized appreciation and depreciation were $187,876,256 and $(71,467,046), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

At January 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation

330	E-Mini S&P MidCap 400 Index	03/18/11	$30,462,300	$505,986

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Mid Cap Market Index Fund

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,003,386,440	$—	$—	$1,003,386,440
Futures Contracts	505,986	—	—	505,986
Mutual Fund	27,763,233	—	—	27,763,233
Repurchase Agreements	—	43,978,177	—	43,978,177

Total	$1,031,655,659	$43,978,177	$—	$1,075,633,836

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2011

Assets:		Fair Value
Futures – Equity contracts	Unrealized appreciation from futures contracts	$505,986

Total		$505,986

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Security 0.5%

	Principal Amount	Market Value
Finance-Automotive 0.5%
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A1, 0.32%, 02/08/12	$10,000,000	$10,000,000

Total Asset-Backed Security (cost $10,000,000)		10,000,000

Certificates of Deposit 12.6%

	Principal Amount	Market Value
Banking 11.8%
Bank of Montreal
0.50%, 08/16/11	5,000,000	5,000,000
0.47%, 09/02/11	5,000,000	5,000,000
0.35%, 10/24/11(a)	5,000,000	5,000,000
Barclays Bank PLC,
0.81%, 01/25/12	20,000,000	20,000,000
BNP Paribas
0.43%, 03/18/11	30,000,000	30,000,000
0.52%, 07/25/11	10,000,000	10,000,000
Credit Agricole Corporate and Investment Bank - New York
0.53%, 02/11/11	25,000,000	25,000,000
0.47%, 03/16/11	30,000,000	30,000,000
0.40%, 04/12/11	10,000,000	9,999,148
0.56%, 07/18/11	5,000,000	5,000,000
0.50%, 08/09/11	20,000,000	20,000,000
Mizuho Corporate Bank - New York, 0.29%, 03/01/11	5,000,000	5,000,000
Rabobank Nederland NV - New York, 0.34%, 10/18/11	20,000,000	20,000,000
Toronto Dominion Bank - New York, 0.40%, 09/07/11	25,000,000	25,000,000

		214,999,148

Food & Beverage 0.8%
Archer-Daniels-Midland Co., 0.25%, 02/01/11	15,000,000	15,000,000

Total Certificates of Deposit (cost $229,999,148)		229,999,148

Commercial Paper 54.2%

	Principal Amount	Market Value
Banking 8.5%
BNP Paribas Finance, Inc., 0.32%, 02/23/11	40,000,000	39,992,178
ING US Funding LLC, 0.29%, 03/16/11	20,000,000	19,993,072
Societe Generale North America, Inc.
0.42%, 02/10/11	14,100,000	14,100,000
0.41%, 03/15/11	6,589,000	6,585,848
0.41%, 03/18/11	26,000,000	25,986,675
0.37%, 04/01/11	28,893,000	28,875,626
0.40%, 04/14/11	10,000,000	9,992,000
Surrey Funding Corp., 0.30%, 03/14/11(b)	10,000,000	9,996,583

		155,521,982

Chemicals 5.1%
BASF SE
0.21%, 02/25/11(b)	25,000,000	24,996,500
0.24%, 03/02/11(b)	3,947,000	3,946,237
0.21%, 03/03/11(b)	65,000,000	64,988,500

		93,931,237

Diversified 0.5%
General Electric Co., 0.18%, 02/07/11	8,000,000	7,999,760

Finance-Automotive 8.0%
FCAR Owner Trust
0.32%, 02/22/11	2,616,000	2,615,512
0.45%, 04/01/11	15,100,000	15,088,864
0.45%, 04/26/11	20,000,000	19,979,000
0.45%, 04/29/11	3,000,000	2,996,737
0.40%, 06/07/11	2,900,000	2,895,940
0.45%, 07/01/11	990,000	988,144
0.45%, 07/05/11	25,000,000	24,951,875
0.45%, 07/25/11	5,000,000	4,989,125
Toyota Motor Credit Corp.
0.27%, 04/08/11	35,000,000	34,982,675
0.29%, 04/27/11	20,000,000	19,986,306
0.40%, 05/31/11	17,000,000	16,977,522

		146,451,700

Finance-Commercial 13.0%
Atlantic Asset Securitization LLC
0.27%, 02/01/11(b)	25,000,000	25,000,000
0.28%, 03/07/11(b)	13,000,000	12,996,562
0.29%, 04/04/11(b)	10,149,000	10,143,931
0.29%, 04/11/11(b)	41,536,000	41,512,913
Fairway Finance LLC
0.29%, 02/18/11(b)	15,000,000	15,000,000
0.30%, 06/14/11(b)	25,000,000	25,000,000
Market Street Funding LLC
0.27%, 02/16/11(b)	13,118,000	13,116,524
0.27%, 02/22/11(b)	45,000,000	44,992,883
0.28%, 04/07/11(b)	5,069,000	5,066,438
0.27%, 04/11/11(b)	16,717,000	16,708,349

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Commercial (continued)
Starbird Funding Corp., 0.20%, 02/01/11(b)	$29,000,000	$29,000,000

		238,537,600

Finance-Retail 8.7%
Barton Capital LLC, 0.19%, 02/01/11(b)	23,298,000	23,298,000
Chariot Funding LLC, 0.19%, 02/03/11(b)	28,514,000	28,513,699
Falcon Asset Securitization Co. LLC
0.25%, 02/23/11(b)	18,600,000	18,597,158
0.26%, 03/24/11(b)	3,000,000	2,998,895
0.26%, 04/06/11(b)	25,000,000	24,988,445
0.26%, 04/07/11(b)	25,000,000	24,988,264
Salisbury Receivables Co. LLC
0.25%, 02/03/11(b)	25,000,000	24,999,653
0.27%, 04/01/11(b)	11,000,000	10,995,132

		159,379,246

Food & Beverage 1.1%
Coca-Cola Co. (The), 0.25%, 02/07/11(b)	20,000,000	19,999,166

Government Agency 7.1%
Straight-A Funding LLC
0.21%, 02/16/11	30,500,000	30,497,331
0.25%, 03/01/11	25,300,000	25,295,081
0.25%, 03/08/11	12,000,000	11,997,083
0.25%, 03/14/11	26,600,000	26,592,427
0.25%, 04/11/11	35,000,000	34,983,229

		129,365,151

Pharmaceuticals and Health Care 2.2%
Novartis Finance Corp., 0.18%, 02/04/11(b)	40,000,000	39,999,400

Total Commercial Paper (cost $991,185,242)		991,185,242

Corporate Bonds 5.3%

	Principal Amount	Market Value

Finance-Commercial 1.5%
General Electric Capital Corp.
6.13%, 02/22/11	21,325,000	21,392,439
5.50%, 04/28/11	5,000,000	5,052,627
0.36%, 08/15/11(a)	1,000,000	999,896

		27,444,962

Insurance 0.5%
New York Life Global Funding, 0.30%, 12/01/11(a)(b)	10,000,000	10,000,000

Pharmaceuticals and Health Care 0.8%
Roche Holdings, Inc., 2.29%, 02/25/11(a)(b)	14,400,000	14,419,070

Retail 2.5%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	45,000,000	45,063,324

Total Corporate Bonds (cost $96,927,356)		96,927,356

Municipal Bonds 2.3%

	Principal Amount	Market Value
Alaska 0.8%
Alaska Housing Finance Corp., 0.20%, 12/01/40(a)	15,000,000	15,000,000

Massachusetts 0.5%
Massachusetts Health & Educational Facilities Authority, 0.23%, 10/01/49(a)	9,500,000	9,500,000

South Carolina 1.0%
South Carolina Transportation Infrastructure Bank, 0.27%, 10/01/31(a)	18,000,000	18,000,000

Total Municipal Bonds (cost $42,500,000)		42,500,000

U.S. Government Sponsored & Agency Obligations 10.7%

	Principal Amount	Market Value

Government Agency Securities 10.7%
Federal Home Loan Banks
0.10%, 02/01/11	4,261,000	4,261,000
0.17%, 07/20/11(a)	50,000,000	49,992,878
0.40%, 11/25/11	5,000,000	5,000,000
0.41%, 12/09/11	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.,
0.33%, 01/09/12(a)	75,000,000	74,971,477

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Money Market Fund

U.S. Government Sponsored & Agency Obligations (continued)
	Principal Amount	Market Value
Government Agency Securities (continued)
Federal National Mortgage Association
0.18%, 03/01/11	$30,000,000	$29,995,761
0.17%, 08/11/11(a)	27,200,000	27,191,343

		196,412,459

Total U.S. Government Sponsored & Agency Obligations (cost $196,412,459)		196,412,459

Mutual Funds 10.8%
	Shares	Market Value
Asset Management 10.8%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.19% (c)	110,096,804	110,096,804
Federated Prime Obligations Fund, Institutional Shares, 0.17% (c)	88,324,915	88,324,915

Total Mutual Funds (cost $198,421,719)		198,421,719

U.S. Treasury Notes 4.2%
	Principal Amount	Market Value
U.S. Treasury Note
0.75%, 11/30/11	$20,000,000	20,073,619
4.88%, 05/31/11	30,000,000	30,452,818
5.13%, 06/30/11	25,000,000	25,487,431

Total U.S. Treasury Notes (cost $76,013,868)		76,013,868

Total Investments (cost $1,841,459,792) (d) — 100.6%		1,841,459,792

Liabilities in excess of other assets — (0.6%)		(11,315,430)

NET ASSETS — 100.0%		$1,830,144,362

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $586,262,302 which represents 32.03% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,841,459,792, tax unrealized appreciation and depreciation were $0 and $0, respectively.

LLC	Limited Liability Company
PLC	Public Limited Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$10,000,000	$—	$10,000,000
Certificates of Deposit	—	229,999,148	—	229,999,148
Commercial Paper	—	991,185,242	—	991,185,242
Corporate Bonds	—	96,927,356	—	96,927,356
Municipal Bonds	—	42,500,000	—	42,500,000
Mutual Funds	198,421,719	—	—	198,421,719
U.S. Government Sponsored & Agency Obligations	—	196,412,459	—	196,412,459
U.S. Treasury Notes	—	76,013,868	—	76,013,868

Total	$198,421,719	$1,643,038,073	$—	$1,841,459,792

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Fund

Common Stocks 97.1%
	Shares	Market Value
Aerospace & Defense 4.4%
Bombardier, Inc., Class B	1,626,800	$9,260,259
Raytheon Co.	105,705	5,284,193
United Technologies Corp.	276,420	22,472,946

		37,017,398

Auto Components 0.4%
BorgWarner, Inc. *	48,500	3,268,900

Beverages 2.9%
PepsiCo, Inc.	384,480	24,725,909

Biotechnology 1.6%
Amgen, Inc. *	28,850	1,589,058
Gilead Sciences, Inc. *	311,900	11,970,722

		13,559,780

Capital Markets 2.7%
Bank of New York Mellon Corp. (The)	186,105	5,812,059
Charles Schwab Corp. (The)	384,600	6,942,030
State Street Corp.	225,000	10,512,000

		23,266,089

Chemicals 2.8%
Air Products & Chemicals, Inc.	77,260	6,740,935
Monsanto Co.	100,500	7,374,690
Praxair, Inc.	105,800	9,843,632

		23,959,257

Commercial Banks 5.0%
PNC Financial Services Group, Inc.	145,520	8,731,200
Royal Bank of Canada	155,800	8,352,069
U.S. Bancorp	268,190	7,241,130
Wells Fargo & Co.	561,330	18,198,318

		42,522,717

Communications Equipment 3.5%
Cisco Systems, Inc. *	797,725	16,871,884
QUALCOMM, Inc.	234,000	12,666,420

		29,538,304

Computers & Peripherals 0.9%
EMC Corp. *	320,200	7,969,778

Construction & Engineering 0.3%
Fluor Corp.	33,480	2,316,481

Diversified Financial Services 3.7%
IntercontinentalExchange, Inc. *	51,200	6,169,088
JPMorgan Chase & Co.	564,575	25,372,001

		31,541,089

Diversified Telecommunication Services 0.6%
TELUS Corp.	100,849	5,000,402

Electrical Equipment 1.4%
Emerson Electric Co.	202,200	11,905,536

Energy Equipment & Services 2.2%
Schlumberger Ltd.	113,600	10,109,264
Tidewater, Inc.	140,000	8,328,600

		18,437,864

Food & Staples Retailing 3.0%
CVS Caremark Corp.	354,160	12,112,272
Sysco Corp.	226,205	6,591,614
Wal-Mart Stores, Inc.	122,975	6,895,208

		25,599,094

Food Products 3.7%
ConAgra Foods, Inc.	291,435	6,507,743
General Mills, Inc.	177,655	6,178,841
Kellogg Co.	141,000	7,092,300
Kraft Foods, Inc., Class A	383,000	11,708,310

		31,487,194

Health Care Equipment & Supplies 4.3%
Baxter International, Inc.	335,935	16,289,488
Medtronic, Inc.	277,330	10,627,286
St. Jude Medical, Inc. *	226,216	9,161,748

		36,078,522

Health Care Providers & Services 3.3%
Aetna, Inc.	215,457	7,097,154
Quest Diagnostics, Inc.	241,270	13,740,326
UnitedHealth Group, Inc.	177,265	7,276,728

		28,114,208

Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	84,605	6,232,850
Starwood Hotels & Resorts Worldwide, Inc. (a)	60,600	3,573,582

		9,806,432

Household Products 2.3%
Kimberly-Clark Corp.	62,185	4,025,235
Procter & Gamble Co. (The)	245,365	15,489,893

		19,515,128

Industrial Conglomerates 1.8%
3M Co.	169,970	14,943,762

Information Technology Services 3.5%
Alliance Data Systems Corp. *(a)	159,525	11,284,799
Cognizant Technology Solutions Corp., Class A *	152,000	11,088,400
Visa, Inc., Class A	106,800	7,459,980

		29,833,179

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Fund

Common Stocks (continued)
	Shares	Market Value
Insurance 5.4%
Aflac, Inc.	103,300	$5,948,014
Assurant, Inc.	92,110	3,613,475
Chubb Corp.	57,095	3,307,513
Marsh & McLennan Cos., Inc.	198,920	5,545,890
MetLife, Inc.	246,401	11,277,774
Prudential Financial, Inc.	124,840	7,678,909
Travelers Cos., Inc. (The)	150,385	8,460,660

		45,832,235

Internet Software & Services 0.9%
Yahoo!, Inc. *	494,100	7,964,892

Machinery 4.2%
Deere & Co.	97,967	8,905,200
Dover Corp.	124,650	7,990,065
Illinois Tool Works, Inc.	141,660	7,577,394
PACCAR, Inc.	60,600	3,423,294
Parker Hannifin Corp.	86,480	7,732,177

		35,628,130

Media 0.6%
Comcast Corp., Class A	228,800	5,205,200

Oil, Gas & Consumable Fuels 13.4%
Anadarko Petroleum Corp.	192,310	14,823,255
Apache Corp.	193,620	23,110,483
Devon Energy Corp.	160,455	14,230,754
EOG Resources, Inc.	174,375	18,551,756
Exxon Mobil Corp.	226,650	18,286,122
Hess Corp.	118,840	9,996,821
Occidental Petroleum Corp.	152,660	14,759,169

		113,758,360

Pharmaceuticals 5.5%
Abbott Laboratories	228,530	10,320,415
Johnson & Johnson	279,665	16,715,577
Merck & Co., Inc.	267,460	8,871,648
Pfizer, Inc.	567,005	10,330,831

		46,238,471

Road & Rail 1.6%
Canadian National Railway Co.	194,200	13,186,180

Semiconductors & Semiconductor Equipment 2.0%
KLA-Tencor Corp.	84,385	3,719,691
Linear Technology Corp.	107,260	3,731,575
Marvell Technology Group Ltd. *	478,700	9,100,087

		16,551,353

Software 4.1%
Microsoft Corp.	330,090	9,151,745
Oracle Corp.	455,200	14,580,056
Solera Holdings, Inc.	215,100	11,256,183

		34,987,984

Specialty Retail 2.4%
Staples, Inc.	470,625	10,499,644

TJX Cos., Inc.	127,600	6,046,964
Urban Outfitters, Inc. *	107,437	3,633,519

		20,180,127

Tobacco 1.5%
Philip Morris International, Inc.	216,900	12,415,356

Total Common Stocks (cost $693,253,184)		822,355,311

Mutual Fund 3.0%
	Shares	Market Value
Money Market Fund 3.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (b)	25,660,741	25,660,741

Total Mutual Fund (cost $25,660,741)		25,660,741

Repurchase Agreements 0.7%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $3,240,053, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 11/15/2016 - 01/20/2041; total market value $3,304,834. (c)	$3,240,033	3,240,033
Morgan Stanley, 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $3,000,018, collateralized by U.S. Government Agency Mortgage Securities ranging from 3.50% - 5.00%, maturing 01/01/2026 - 01/01/2041; total market value $3,060,000. (c)	3,000,000	3,000,000

Total Repurchase Agreements (cost $6,240,033)		6,240,033

Total Investments (cost $725,153,958) (d) — 100.8%		854,256,085
Liabilities in excess of other assets — (0.8%)		(6,925,849)

NET ASSETS — 100.0%		$847,330,236

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $6,068,064.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $6,240,033.
(d)	At January 31, 2011, the tax basis cost of the Fund’s investments was $738,253,669, tax unrealized appreciation and depreciation were $125,158,237 and $(9,155,821), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Fund

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$822,355,311	$—	$—	$822,355,311
Mutual Fund	25,660,741	—	—	25,660,741
Repurchase Agreements	—	6,240,033	—	6,240,033

Total	$848,016,052	$6,240,033	$—	$854,256,085

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Growth Fund

Common Stocks 97.2%
	Shares	Market Value
Aerospace & Defense 1.0%
Precision Castparts Corp.	10,810	$1,545,722

Air Freight & Logistics 1.7%
FedEx Corp.	29,600	2,673,472

Auto Components 1.1%
BorgWarner, Inc. *	11,200	754,880
TRW Automotive Holdings Corp. *	15,000	894,900

		1,649,780

Automobiles 0.7%
General Motors Co. *	28,640	1,045,074

Beverages 1.2%
PepsiCo, Inc.	29,130	1,873,350

Biotechnology 1.4%
Alexion Pharmaceuticals, Inc. *	10,150	850,773
United Therapeutics Corp. *	18,300	1,244,034

		2,094,807

Capital Markets 2.0%
Charles Schwab Corp. (The)	65,640	1,184,802
Invesco Ltd.	79,630	1,970,046

		3,154,848

Chemicals 3.5%
Celanese Corp.	27,170	1,127,283
CF Industries Holdings, Inc.	20,590	2,780,474
E.I. du Pont de Nemours & Co.	30,620	1,551,822

		5,459,579

Communications Equipment 5.1%
F5 Networks, Inc. *	7,300	791,174
JDS Uniphase Corp. *	52,810	896,185
Juniper Networks, Inc. *	52,840	1,961,421
QUALCOMM, Inc.	76,960	4,165,845

		7,814,625

Computers & Peripherals 8.5%
Apple Inc. *	24,560	8,333,699
EMC Corp. *	74,000	1,841,860
NetApp, Inc. *	35,555	1,945,925
SanDisk Corp. *	23,800	1,079,806

		13,201,290

Diversified Financial Services 2.5%
Citigroup Inc. *	310,020	1,494,297
IntercontinentalExchange, Inc. *	19,280	2,323,047

		3,817,344

Electrical Equipment 0.5%
Rockwell Automation, Inc.	10,000	810,100

Electronic Equipment, Instruments & Components 1.2%
Corning Inc.	83,720	1,859,421

Energy Equipment & Services 5.2%
Baker Hughes, Inc.	37,770	2,587,623
Cameron International Corp. *	15,000	799,500
National Oilwell Varco, Inc.	11,850	875,715
Schlumberger Ltd.	41,960	3,734,020

		7,996,858

Food & Staples Retailing 0.8%
Whole Foods Market, Inc.	23,800	1,230,698

Food Products 3.0%
Archer-Daniels-Midland Co.	35,150	1,148,350
Danone ADR-FR	128,880	1,549,138
Mead Johnson Nutrition Co.	32,990	1,912,430

		4,609,918

Health Care Equipment & Supplies 0.8%
Varian Medical Systems, Inc. *	18,900	1,277,073

Health Care Providers & Services 2.5%
Express Scripts, Inc. *	38,048	2,143,244
McKesson Corp.	23,000	1,728,910

		3,872,154

Hotels, Restaurants & Leisure 6.0%
Chipotle Mexican Grill, Inc. *	5,000	1,094,600
Las Vegas Sands Corp. *	45,150	2,099,023
Royal Caribbean Cruises Ltd. *	41,700	1,872,330
Starbucks Corp.	71,235	2,246,040
Starwood Hotels & Resorts Worldwide, Inc.	31,960	1,884,681

		9,196,674

Information Technology Services 2.1%
Cognizant Technology Solutions Corp., Class A *	20,720	1,511,524
International Business Machines Corp.	10,500	1,701,000

		3,212,524

Insurance 1.0%
Aflac Inc.	27,200	1,566,176

Internet & Catalog Retail 1.2%
Amazon.com, Inc. *	10,620	1,801,577

Internet Software & Services 4.6%
Google Inc., Class A *	11,760	7,060,234

Machinery 7.7%
Caterpillar Inc.	32,550	3,157,676
Cummins Inc.	17,410	1,843,371
Danaher Corp.	53,790	2,477,567
Deere & Co.	18,370	1,669,833
Parker-Hannifin Corp.	30,240	2,703,758

		11,852,205

Metals & Mining 0.5%
Cliffs Natural Resources, Inc.	9,350	799,051

Multiline Retail 1.3%
Target Corp.	36,100	1,979,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	25,860	$1,993,289
Cimarex Energy Co.	11,510	1,198,536
Concho Resources, Inc. *	21,000	2,021,250
ConocoPhillips	27,720	1,980,871
Devon Energy Corp.	28,800	2,554,272

		9,748,218

Pharmaceuticals 4.4%
Abbott Laboratories	33,790	1,525,957
Allergan, Inc.	30,930	2,183,967
Hospira, Inc. *	28,200	1,557,486
Watson Pharmaceuticals, Inc. *	29,500	1,608,340

		6,875,750

Professional Services 1.2%
Manpower, Inc.	29,430	1,900,295

Road & Rail 1.1%
Union Pacific Corp.	18,710	1,770,527

Semiconductors & Semiconductor Equipment 6.2%
Altera Corp.	53,500	2,009,995
ASML Holding NV NYRS-NL REG	46,000	1,932,460
Broadcom Corp., Class A	70,700	3,187,863
Marvell Technology Group Ltd. *	51,000	969,510
Netlogic Microsystems, Inc. *	43,150	1,504,209

		9,604,037

Software 6.9%
Autodesk, Inc. *	48,930	1,990,473
Check Point Software Technologies Ltd. *	30,000	1,336,500
Oracle Corp.	159,370	5,104,621
Salesforce.com, Inc. *	9,630	1,243,618
SuccessFactors, Inc. *	35,500	1,033,760

		10,708,972

Specialty Retail 1.1%
Guess?, Inc.	40,470	1,731,307

Textiles, Apparel & Luxury Goods 2.9%
Coach, Inc.	32,410	1,753,057

NIKE, Inc., Class B	33,950	2,800,196

		4,553,253

Total Common Stocks (cost $127,576,450)		150,346,276

Mutual Fund 1.0%
	Shares	Market Value

Money Market Fund 1.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (a)	1,570,070	1,570,070

Total Mutual Fund (cost $1,570,070)		1,570,070

Total Investments (cost $129,146,520) (b) — 98.2%	151,916,346
Other assets in excess of liabilities —1.8%	2,729,250

NET ASSETS — 100.0%	$154,645,596

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2011.
(b)	At January 31, 2011, the tax basis cost of the Fund’s investments was $130,180,603, tax unrealized appreciation and depreciation were $22,586,382 and $(850,639), respectively.

ADR	American Depositary Receipt
FR	France
Ltd.	Limited
NL	Netherlands
NYRS	New York Registry Shares
NV	Public Traded Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$150,346,276	$—	$—	$150,346,276
Mutual Fund	1,570,070	—	—	1,570,070

Total	$151,916,346	$—	$—	$151,916,346

*	See Statement of Investments for identification of securities by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 56.4%
	Shares	Market Value
Equity Funds 30.4%
Credit Suisse Commodity Return Strategy Fund, Common Class	86,675	$821,675
Nationwide International Index Fund, Institutional Class (a)	166,063	1,263,744
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	35,436	537,560
Nationwide S&P 500 Index Fund, Institutional Class (a)	437,186	4,717,240

Total Equity Funds (cost $6,415,044)		7,340,219

Fixed Income Funds 16.3%
Nationwide Bond Index Fund, Institutional Class (a)	143,431	1,620,776
Oppenheimer International Bond Fund, Class Y	284,686	1,839,070
T. Rowe Price Institutional High Yield Fund	49,725	496,255

Total Fixed Income Funds (cost $3,900,817)		3,956,101

Money Market Fund 9.7%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	2,345,482	2,345,482

Total Money Market Fund (cost $2,345,482)		2,345,482

Total Mutual Funds (cost $12,661,343)		13,641,802

Exchange Traded Funds 43.6%
	Shares	Market Value
Equity Funds 2.1%
SPDR Dow Jones International Real Estate ETF	6,534	$253,389
Vanguard REIT Index Fund, ETF Shares	4,544	259,780

Total Equity Funds (cost $443,616)		513,169

Fixed Income Funds 41.5%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	51,732	5,563,259
Vanguard Short-Term Bond Index Fund, ETF Shares	55,130	4,451,748

Total Fixed Income Funds (cost $9,868,104)		10,015,007

Total Exchange Traded Funds (cost $10,311,720)		10,528,176

Total Investments (cost $22,973,063) (c) — 100.0%		24,169,978
Liabilities in excess of other assets — 0.0%†		(11,148)

NET ASSETS — 100.0%		$24,158,830

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $23,458,196, tax unrealized appreciation and depreciation were $711,782 and $0, respectively.

†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,528,176	$—	$—	$10,528,176
Mutual Funds	13,641,802	—	—	13,641,802

Total	$24,169,978	$—	$—	$24,169,978

*	See Statement of Investments for identification of Fund investments by type and classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 98.8%
	Shares	Market Value
Aerospace & Defense 2.7%
Boeing Co. (The)	156,270	$10,857,640
General Dynamics Corp.	80,471	6,067,513
Goodrich Corp.	26,713	2,420,732
Honeywell International, Inc.	166,196	9,308,638
ITT Corp.	39,119	2,304,891
L-3 Communications Holdings, Inc.	24,113	1,886,842
Lockheed Martin Corp.	62,911	5,007,716
Northrop Grumman Corp.	62,205	4,310,807
Precision Castparts Corp.	30,383	4,344,465
Raytheon Co.	77,663	3,882,373
Rockwell Collins, Inc.	33,419	2,143,495
United Technologies Corp.	196,704	15,992,035

		68,527,147

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	35,370	2,726,673
Expeditors International of Washington, Inc.	45,244	2,292,514
FedEx Corp.	67,029	6,054,059
United Parcel Service, Inc., Class B	210,663	15,087,684

		26,160,930

Airlines 0.1%
Southwest Airlines Co.	159,178	1,886,259

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *	51,804	615,431
Johnson Controls, Inc.	143,663	5,515,223

		6,130,654

Automobiles 0.6%
Ford Motor Co. *	798,116	12,729,950
Harley-Davidson, Inc.	50,184	1,989,796

		14,719,746

Beverages 2.4%
Brown-Forman Corp., Class B	22,095	1,466,003
Coca-Cola Co. (The)	494,632	31,087,621
Coca-Cola Enterprises, Inc.	72,186	1,816,200
Constellation Brands, Inc., Class A *	38,144	733,128
Dr. Pepper Snapple Group, Inc.	48,379	1,714,068
Molson Coors Brewing Co., Class B	33,693	1,579,191
PepsiCo, Inc.	337,600	21,711,056

		60,107,267

Biotechnology 1.2%
Amgen, Inc. *	201,267	11,085,787
Biogen Idec, Inc. *(a)	50,756	3,322,995
Celgene Corp. *	100,261	5,166,449
Cephalon, Inc. *	16,040	947,643
Genzyme Corp. *	55,175	4,047,086
Gilead Sciences, Inc. *	172,952	6,637,898

		31,207,858

Building Products 0.0%†
Masco Corp. (a)	76,297	1,016,276

Capital Markets 2.5%
Ameriprise Financial, Inc.	52,788	3,254,380
Bank of New York Mellon Corp. (The)	264,249	8,252,496
Charles Schwab Corp. (The)	211,275	3,813,514
E*Trade Financial Corp. *	42,229	699,312
Federated Investors, Inc., Class B (a)	19,562	529,739
Franklin Resources, Inc.	31,015	3,741,960
Goldman Sachs Group, Inc. (The)	108,905	17,819,036
Invesco Ltd.	98,444	2,435,505
Janus Capital Group, Inc.	38,949	502,832
Legg Mason, Inc.	32,679	1,082,655
Morgan Stanley	322,280	9,475,032
Northern Trust Corp.	51,599	2,682,116
State Street Corp.	106,949	4,996,657
T. Rowe Price Group, Inc.	54,632	3,601,341

		62,886,575

Chemicals 2.1%
Air Products & Chemicals, Inc.	45,649	3,982,875
Airgas, Inc.	16,008	1,003,221
CF Industries Holdings, Inc.	15,156	2,046,666
Dow Chemical Co. (The)	247,262	8,772,856
E.I. du Pont de Nemours & Co.	194,468	9,855,638
Eastman Chemical Co.	15,321	1,422,708
Ecolab, Inc.	49,458	2,457,568
FMC Corp.	15,486	1,177,865
International Flavors & Fragrances, Inc.	17,050	972,703
Monsanto Co.	114,266	8,384,839
PPG Industries, Inc.	34,731	2,927,129
Praxair, Inc.	65,269	6,072,628
Sherwin-Williams Co. (The)	19,077	1,616,394
Sigma-Aldrich Corp.	25,841	1,644,780

		52,337,870

Commercial Banks 3.0%
BB&T Corp.	147,792	4,084,971
Comerica, Inc.	37,571	1,435,212
Fifth Third Bancorp	195,513	2,907,278
First Horizon National Corp. *(a)	51,470	583,156
Huntington Bancshares, Inc.	183,472	1,328,337
KeyCorp	187,558	1,669,266
M&T Bank Corp.	25,435	2,199,365
Marshall & Ilsley Corp.	112,083	783,460
PNC Financial Services Group, Inc.	112,010	6,720,600
Regions Financial Corp.	267,632	1,900,187
SunTrust Banks, Inc.	106,451	3,239,304
U.S. Bancorp	408,643	11,033,361
Wells Fargo & Co.	1,118,071	36,247,862
Zions Bancorporation	37,798	891,277

		75,023,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value
Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,974	$966,976
Cintas Corp.	26,766	751,054
Iron Mountain, Inc.	42,661	1,040,502
Pitney Bowes, Inc.	43,351	1,052,562
Republic Services, Inc.	65,496	2,019,897
RR Donnelley & Sons Co.	44,038	780,353
Stericycle, Inc. *	18,202	1,428,675
Waste Management, Inc.	101,365	3,838,692

		11,878,711

Communications Equipment 2.2%
Cisco Systems, Inc. *	1,180,706	24,971,932
F5 Networks, Inc. *	17,226	1,866,954
Harris Corp. (a)	27,367	1,273,660
JDS Uniphase Corp. *	47,149	800,119
Juniper Networks, Inc. *	111,462	4,137,469
Motorola Mobility Holdings, Inc. *	62,917	1,753,497
Motorola Solutions, Inc. *	71,905	2,787,757
QUALCOMM, Inc.	344,604	18,653,414
Tellabs, Inc.	78,629	416,734

		56,661,536

Computers & Peripherals 4.5%
Apple, Inc. *(b)	195,401	66,303,467
Dell, Inc. *	357,760	4,708,122
EMC Corp. *	438,913	10,924,544
Hewlett-Packard Co.	483,071	22,071,514
Lexmark International, Inc., Class A *	16,811	585,695
NetApp, Inc. *	76,996	4,213,991
SanDisk Corp. *	49,962	2,266,776
Western Digital Corp. *	48,880	1,662,898

		112,737,007

Construction & Engineering 0.2%
Fluor Corp.	38,093	2,635,655
Jacobs Engineering Group, Inc. *	26,956	1,384,730
Quanta Services, Inc. *(a)	45,817	1,087,237

		5,107,622

Construction Materials 0.0%†
Vulcan Materials Co. (a)	27,454	1,168,442

Consumer Finance 0.7%
American Express Co.	223,095	9,677,861
Capital One Financial Corp.	97,343	4,688,039
Discover Financial Services	116,031	2,389,078
SLM Corp. *	103,116	1,485,902

		18,240,880

Containers & Packaging 0.2%
Ball Corp.	18,890	1,343,646
Bemis Co., Inc.	22,892	745,134
Owens-Illinois, Inc. *	34,839	1,027,402
Sealed Air Corp. (a)	34,046	908,688

		4,024,870

Distributors 0.1%
Genuine Parts Co.	33,563	1,736,885

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	27,031	1,115,569
DeVry, Inc.	13,232	689,520
H&R Block, Inc. (a)	65,499	820,047

		2,625,136

Diversified Financial Services 4.3%
Bank of America Corp.	2,148,306	29,496,241
Citigroup, Inc. *	6,188,175	29,827,003
CME Group, Inc.	14,277	4,405,311
IntercontinentalExchange, Inc. *	15,587	1,878,078
JPMorgan Chase & Co.	832,719	37,422,392
Leucadia National Corp.	41,836	1,360,507
Moody’s Corp.	43,523	1,278,271
NASDAQ OMX Group, Inc. (The) *	30,505	746,762
NYSE Euronext	55,581	1,768,032

		108,182,597

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,258,925	34,645,616
CenturyLink, Inc.	64,543	2,790,839
Frontier Communications Corp.	211,759	1,941,830
Qwest Communications International, Inc.	371,285	2,647,262
Verizon Communications, Inc.	602,156	21,448,797
Windstream Corp.	102,771	1,316,497

		64,790,841

Electric Utilities 1.7%
Allegheny Energy, Inc.	36,358	937,309
American Electric Power Co., Inc.	102,319	3,650,742
Duke Energy Corp.	282,174	5,045,271
Edison International	69,415	2,518,376
Entergy Corp.	38,544	2,781,720
Exelon Corp.	140,901	5,989,702
FirstEnergy Corp. (a)	64,947	2,540,727
NextEra Energy, Inc.	88,589	4,735,968
Northeast Utilities	37,632	1,238,845
Pepco Holdings, Inc.	47,887	889,262
Pinnacle West Capital Corp.	23,155	942,640
PPL Corp.	102,966	2,655,493
Progress Energy, Inc.	62,411	2,803,502
Southern Co.	178,661	6,721,227

		43,450,784

Electrical Equipment 0.5%
Emerson Electric Co.	160,335	9,440,525
Rockwell Automation, Inc.	30,210	2,447,312
Roper Industries, Inc.	20,155	1,565,842

		13,453,679

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	37,204	2,058,869
Corning, Inc.	332,940	7,394,598
FLIR Systems, Inc. *(a)	33,747	1,047,507
Jabil Circuit, Inc.	41,705	842,858
Molex, Inc. (a)	29,253	764,966

		12,108,798

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value
Energy Equipment & Services 2.4%
Baker Hughes, Inc.	91,876	$6,294,425
Cameron International Corp. *	51,680	2,754,544
Diamond Offshore Drilling, Inc. (a)	14,780	1,059,874
FMC Technologies, Inc. *	25,506	2,397,564
Halliburton Co.	193,755	8,718,975
Helmerich & Payne, Inc.	22,641	1,329,706
Nabors Industries Ltd. *	60,630	1,479,372
National Oilwell Varco, Inc.	89,395	6,606,290
Noble Corp.	54,467	2,083,363
Rowan Cos., Inc. *	26,861	920,795
Schlumberger Ltd.	290,637	25,863,786

		59,508,694

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	92,100	6,616,464
CVS Caremark Corp.	289,457	9,899,429
Kroger Co. (The)	135,722	2,904,451
Safeway, Inc.	79,422	1,643,241
SUPERVALU, Inc.	44,938	327,598
Sysco Corp.	124,648	3,632,243
Walgreen Co.	197,212	7,975,253
Wal-Mart Stores, Inc.	417,323	23,399,301
Whole Foods Market, Inc.	31,298	1,618,420

		58,016,400

Food Products 1.6%
Archer-Daniels-Midland Co.	136,109	4,446,681
Campbell Soup Co.	40,729	1,390,488
ConAgra Foods, Inc.	93,688	2,092,053
Dean Foods Co. *	39,100	396,865
General Mills, Inc.	136,406	4,744,201
H.J. Heinz Co.	68,315	3,244,963
Hershey Co. (The)	32,895	1,535,868
Hormel Foods Corp.	14,712	726,773
JM Smucker Co. (The)	25,449	1,581,910
Kellogg Co.	54,129	2,722,689
Kraft Foods, Inc., Class A	372,102	11,375,158
McCormick & Co., Inc., Non-Voting Shares	28,272	1,249,622
Mead Johnson Nutrition Co.	43,585	2,526,622
Sara Lee Corp.	136,200	2,311,314
Tyson Foods, Inc., Class A	63,583	1,045,940

		41,391,147

Gas Utilities 0.1%
Nicor, Inc.	9,805	494,858
Oneok, Inc.	22,642	1,333,388

		1,828,246

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	124,138	6,019,452
Becton, Dickinson and Co.	48,991	4,063,803
Boston Scientific Corp. *	323,863	2,260,564
C.R. Bard, Inc.	19,795	1,867,658
CareFusion Corp. *	47,472	1,221,455
DENTSPLY International, Inc.	30,400	1,078,592
Intuitive Surgical, Inc. *	8,372	2,703,402
Medtronic, Inc.	230,043	8,815,248
St. Jude Medical, Inc. *	72,974	2,955,447
Stryker Corp.	72,758	4,187,950
Varian Medical Systems, Inc. *	25,352	1,713,035
Zimmer Holdings, Inc. *	42,067	2,488,684

		39,375,290

Health Care Providers & Services 2.0%
Aetna, Inc.	85,242	2,807,872
AmerisourceBergen Corp.	58,880	2,111,437
Cardinal Health, Inc.	74,346	3,086,103
CIGNA Corp.	57,723	2,425,520
Coventry Health Care, Inc. *	31,619	947,621
DaVita, Inc. *	20,679	1,527,144
Express Scripts, Inc. *	112,277	6,324,563
Humana, Inc. *	35,863	2,078,978
Laboratory Corp of America Holdings *(a)	21,669	1,948,260
McKesson Corp.	53,913	4,052,640
Medco Health Solutions, Inc. *	90,411	5,516,879
Patterson Cos., Inc.	20,478	677,003
Quest Diagnostics, Inc.	30,124	1,715,562
Tenet Healthcare Corp. *	103,342	687,224
UnitedHealth Group, Inc.	234,315	9,618,631
WellPoint, Inc. *	83,853	5,208,948

		50,734,385

Health Care Technology 0.1%
Cerner Corp. *	15,163	1,498,863

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	91,748	4,102,053
Darden Restaurants, Inc.	29,446	1,387,201
International Game Technology	63,572	1,091,531
Marriott International, Inc., Class A	61,307	2,421,014
McDonald’s Corp.	225,057	16,579,949
Starbucks Corp.	157,879	4,977,925
Starwood Hotels & Resorts Worldwide, Inc.	40,619	2,395,303
Wyndham Worldwide Corp.	37,347	1,050,571
Wynn Resorts Ltd.	16,110	1,874,076
Yum! Brands, Inc.	99,825	4,667,817

		40,547,440

Household Durables 0.4%
D.R. Horton, Inc.	59,610	738,568
Fortune Brands, Inc.	32,510	2,005,217
Harman International Industries, Inc. *	14,808	641,483
Leggett & Platt, Inc.	31,017	698,813
Lennar Corp., Class A	33,818	654,716
Newell Rubbermaid, Inc.	61,998	1,193,461
Pulte Group, Inc. *	71,357	563,007
Stanley Black & Decker, Inc.	35,351	2,569,311
Whirlpool Corp.	16,162	1,381,851

		10,446,427

Household Products 2.1%
Clorox Co.	29,711	1,868,525
Colgate-Palmolive Co.	102,824	7,893,798
Kimberly-Clark Corp.	86,873	5,623,289
Procter & Gamble Co. (The)	596,273	37,642,715

		53,028,327

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	141,054	1,749,070

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value

Independent Power Producers & Energy Traders (continued)
Constellation Energy Group, Inc.	42,700	$1,377,075
NRG Energy, Inc. *	52,616	1,091,782

		4,217,927

Industrial Conglomerates 2.6%
3M Co.	152,281	13,388,546
General Electric Co.	2,269,624	45,710,227
Textron, Inc.	58,688	1,542,908
Tyco International Ltd.	104,269	4,674,379

		65,316,060

Information Technology Services 3.1%
Automatic Data Processing, Inc.	105,071	5,032,901
Cognizant Technology Solutions Corp., Class A *	64,652	4,716,363
Computer Sciences Corp.	32,904	1,753,454
Fidelity National Information Services, Inc.	56,396	1,716,130
Fiserv, Inc. *	31,688	1,957,368
International Business Machines Corp. (b)	264,643	42,872,166
MasterCard, Inc., Class A	20,633	4,879,911
Paychex, Inc.	68,582	2,194,624
SAIC, Inc. *	62,601	1,037,298
Teradata Corp. *	35,620	1,531,304
Total System Services, Inc.	34,809	606,025
Visa, Inc., Class A	103,808	7,250,989
Western Union Co. (The)	139,735	2,833,826

		78,382,359

Insurance 3.8%
ACE Ltd.	72,302	4,453,080
Aflac, Inc.	100,394	5,780,686
Allstate Corp. (The)	114,656	3,570,388
American International Group, Inc. *(a)	29,829	1,203,600
Aon Corp.	70,242	3,212,869
Assurant, Inc.	22,594	886,363
Berkshire Hathaway, Inc., Class B *	368,609	30,133,786
Chubb Corp.	64,963	3,763,306
Cincinnati Financial Corp.	34,683	1,111,243
Genworth Financial, Inc., Class A *	104,687	1,420,603
Hartford Financial Services Group, Inc.	94,711	2,631,071
Lincoln National Corp.	67,491	1,946,440
Loews Corp.	67,394	2,699,130
Marsh & McLennan Cos., Inc.	115,710	3,225,995
MetLife, Inc.	193,062	8,836,448
Principal Financial Group, Inc.	68,254	2,236,683
Progressive Corp. (The)	141,359	2,800,322
Prudential Financial, Inc.	103,394	6,359,765
Torchmark Corp.	17,052	1,062,340
Travelers Cos., Inc. (The)	97,791	5,501,722
Unum Group	67,556	1,684,847
XL Group PLC	68,811	1,577,148

		96,097,835

Internet & Catalog Retail 0.8%
Amazon.com, Inc. *	75,534	12,813,588
Expedia, Inc.	43,181	1,086,434
Netflix, Inc. *	9,239	1,977,885
priceline.com, Inc. *	10,460	4,482,319

		20,360,226

Internet Software & Services 1.9%
Akamai Technologies, Inc. *	38,852	1,877,329
eBay, Inc. *	244,405	7,420,136
Google, Inc., Class A *	53,132	31,898,327
Monster Worldwide, Inc. *	27,683	460,922
VeriSign, Inc.	36,768	1,237,243
Yahoo!, Inc. *	277,692	4,476,395

		47,370,352

Leisure Equipment & Products 0.1%
Hasbro, Inc.	28,957	1,276,714
Mattel, Inc.	76,455	1,810,455

		3,087,169

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc. *	73,731	3,084,168
Life Technologies Corp. *	39,784	2,159,873
PerkinElmer, Inc.	25,258	646,100
Thermo Fisher Scientific, Inc. *	84,677	4,849,452
Waters Corp. *	19,442	1,485,174

		12,224,767

Machinery 2.3%
Caterpillar, Inc.	135,206	13,116,334
Cummins, Inc.	42,141	4,461,889
Danaher Corp.	114,237	5,261,756
Deere & Co.	90,294	8,207,725
Dover Corp.	39,797	2,550,988
Eaton Corp.	35,855	3,870,906
Flowserve Corp.	11,880	1,484,881
Illinois Tool Works, Inc.	105,649	5,651,165
Ingersoll-Rand PLC	68,997	3,256,658
PACCAR, Inc.	77,695	4,388,990
Pall Corp.	24,616	1,363,973
Parker Hannifin Corp.	34,336	3,069,982
Snap-on, Inc.	12,361	700,003

		57,385,250

Media 3.1%
Cablevision Systems Corp., Class A	51,146	1,731,292
CBS Corp. Non-Voting Shares, Class B	145,064	2,876,619
Comcast Corp., Class A	594,353	13,521,531
DIRECTV Group, Inc. (The), Class A *	177,606	7,528,718
Discovery Communications, Inc., Class A *(a)	60,575	2,362,425
Gannett Co., Inc.	50,871	749,838
Interpublic Group of Cos., Inc. (The) *	104,388	1,115,908
McGraw-Hill Cos., Inc. (The)	65,408	2,549,604
News Corp., Class A	486,486	7,307,020
Omnicom Group, Inc.	64,178	2,880,309
Scripps Networks Interactive, Inc., Class A	19,174	891,591
Time Warner Cable, Inc.	75,783	5,140,361
Time Warner, Inc.	236,310	7,431,949
Viacom, Inc., Class B	128,787	5,351,100
Walt Disney Co. (The)	403,371	15,679,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value

Media (continued)
Washington Post Co. (The), Class B (a)	1,170	$501,169

		77,618,465

Metals & Mining 1.2%
AK Steel Holding Corp.	23,279	370,136
Alcoa, Inc.	217,608	3,605,764
Allegheny Technologies, Inc.	20,921	1,363,840
Cliffs Natural Resources, Inc.	28,860	2,466,376
Freeport-McMoRan Copper & Gold, Inc.	100,308	10,908,495
Newmont Mining Corp.	105,038	5,784,443
Nucor Corp.	67,191	3,084,739
Titanium Metals Corp. *	19,490	367,386
United States Steel Corp.	30,600	1,764,702

		29,715,881

Multiline Retail 0.7%
Big Lots, Inc. *	16,168	513,981
Family Dollar Stores, Inc.	26,736	1,135,745
J.C. Penney Co., Inc.	50,356	1,614,917
Kohl’s Corp. *	62,292	3,163,188
Macy’s, Inc.	90,226	2,088,732
Nordstrom, Inc.	35,835	1,475,685
Sears Holdings Corp. *(a)	9,367	705,991
Target Corp.	150,839	8,270,502

		18,968,741

Multi-Utilities 1.3%
Ameren Corp.	51,042	1,448,062
CenterPoint Energy, Inc.	90,054	1,454,372
CMS Energy Corp. (a)	52,116	1,016,262
Consolidated Edison, Inc.	61,845	3,086,684
Dominion Resources, Inc.	123,667	5,384,461
DTE Energy Co.	35,990	1,664,897
Integrys Energy Group, Inc.	16,564	788,281
NiSource, Inc.	59,196	1,102,230
PG&E Corp.	83,526	3,865,583
Public Service Enterprise Group, Inc.	107,765	3,494,819
SCANA Corp.	24,224	1,023,948
Sempra Energy	51,144	2,663,068
TECO Energy, Inc.	45,944	845,829
Wisconsin Energy Corp.	24,871	1,499,473
Xcel Energy, Inc.	98,031	2,310,591

		31,648,560

Office Electronics 0.1%
Xerox Corp.	295,475	3,137,945

Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum Corp.	105,574	8,137,644
Apache Corp.	81,412	9,717,336
Cabot Oil & Gas Corp.	22,065	918,566
Chesapeake Energy Corp.	139,311	4,113,854
Chevron Corp.	428,680	40,694,592
ConocoPhillips	312,972	22,364,979
CONSOL Energy, Inc.	48,118	2,391,465
Denbury Resources, Inc. *	85,120	1,732,192
Devon Energy Corp.	92,007	8,160,101
El Paso Corp.	150,028	2,382,445
EOG Resources, Inc.	54,115	5,757,295
EQT Corp.	31,722	1,528,683
Exxon Mobil Corp.	1,074,139	86,661,534
Hess Corp.	63,915	5,376,530
Marathon Oil Corp.	151,234	6,911,394
Massey Energy Co.	21,827	1,372,045
Murphy Oil Corp.	40,950	2,714,985
Newfield Exploration Co. *	28,524	2,087,101
Noble Energy, Inc.	37,278	3,396,026
Occidental Petroleum Corp.	173,097	16,735,018
Peabody Energy Corp.	57,444	3,643,098
Pioneer Natural Resources Co.	24,736	2,353,878
QEP Resources, Inc.	37,489	1,523,553
Range Resources Corp.	34,062	1,698,672
Southwestern Energy Co. *	73,882	2,918,339
Spectra Energy Corp.	138,085	3,621,970
Sunoco, Inc.	25,746	1,092,918
Tesoro Corp. *	30,563	588,338
Valero Energy Corp.	120,632	3,059,227
Williams Cos., Inc. (The)	124,478	3,359,661

		257,013,439

Paper & Forest Products 0.1%
International Paper Co.	93,202	2,691,674
MeadWestvaco Corp.	35,751	1,023,551

		3,715,225

Personal Products 0.2%
Avon Products, Inc.	91,437	2,588,581
Estee Lauder Cos., Inc. (The), Class A	24,194	1,947,617

		4,536,198

Pharmaceuticals 5.2%
Abbott Laboratories	329,290	14,870,736
Allergan, Inc.	65,511	4,625,732
Bristol-Myers Squibb Co.	364,630	9,181,383
Eli Lilly & Co.	216,173	7,516,335
Forest Laboratories, Inc. *	60,856	1,963,215
Hospira, Inc. *	35,599	1,966,133
Johnson & Johnson	584,997	34,965,271
Merck & Co., Inc.	656,282	21,768,874
Mylan, Inc. *	92,730	2,147,627
Pfizer, Inc.	1,706,254	31,087,948
Watson Pharmaceuticals, Inc. *	26,647	1,452,794

		131,546,048

Professional Services 0.1%
Dun & Bradstreet Corp.	10,637	903,613
Equifax, Inc.	26,241	937,328
Robert Half International, Inc.	31,435	985,802

		2,826,743

Real Estate Investment Trusts (REITs) 1.5%
Apartment Investment & Management Co., Class A	24,801	633,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)
	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	18,172	$2,106,680
Boston Properties, Inc.	29,851	2,817,039
Equity Residential	60,557	3,281,584
HCP, Inc.	77,621	2,878,963
Health Care REIT, Inc.	30,891	1,516,130
Host Hotels & Resorts, Inc.	141,880	2,626,199
Kimco Realty Corp.	86,390	1,562,795
Plum Creek Timber Co., Inc. (a)	34,536	1,446,022
ProLogis	121,244	1,808,960
Public Storage	29,727	3,239,648
Simon Property Group, Inc.	62,398	6,330,277
Ventas, Inc.	33,473	1,856,413
Vornado Realty Trust	34,637	3,051,173
Weyerhaeuser Co.	114,188	2,646,878

		37,802,675

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc., Class A *	61,788	1,371,076

Road & Rail 0.8%
CSX Corp.	79,714	5,627,808
Norfolk Southern Corp.	77,411	4,736,779
Ryder System, Inc.	11,044	530,996
Union Pacific Corp.	105,053	9,941,165

		20,836,748

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	122,049	955,644
Altera Corp.	66,594	2,501,936
Analog Devices, Inc.	63,630	2,470,753
Applied Materials, Inc.	284,635	4,465,923
Broadcom Corp., Class A	97,020	4,374,632
First Solar, Inc. *(a)	11,474	1,773,651
Intel Corp.	1,188,212	25,499,029
KLA-Tencor Corp.	35,679	1,572,730
Linear Technology Corp.	48,011	1,670,303
LSI Corp. *	130,532	807,993
MEMC Electronic Materials, Inc. *	48,218	534,738
Microchip Technology, Inc. (a)	39,747	1,449,573
Micron Technology, Inc. *	181,974	1,918,006
National Semiconductor Corp.	50,957	772,508
Novellus Systems, Inc. *	19,270	695,069
NVIDIA Corp. *	123,792	2,961,105
Teradyne, Inc. *	38,480	641,846
Texas Instruments, Inc.	250,126	8,481,773
Xilinx, Inc.	55,145	1,775,669

		65,322,881

Software 3.8%
Adobe Systems, Inc. *	108,356	3,581,166
Autodesk, Inc. *	48,451	1,970,987
BMC Software, Inc. *	37,857	1,805,779
CA, Inc.	81,756	1,945,793
Citrix Systems, Inc. *	40,006	2,527,579
Compuware Corp. *	46,234	495,629
Electronic Arts, Inc. *	70,477	1,098,736
Intuit, Inc. *	59,558	2,795,057
McAfee, Inc. *	32,816	1,571,886
Microsoft Corp.	1,603,765	44,464,385
Novell, Inc. *	74,216	446,780
Oracle Corp.	824,564	26,410,785
Red Hat, Inc. *	40,607	1,677,881
Salesforce.com, Inc. *	25,190	3,253,037
Symantec Corp. *	165,381	2,912,359

		96,957,839

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	18,682	941,760
AutoNation, Inc. *(a)	13,539	388,705
AutoZone, Inc. *	5,795	1,469,206
Bed Bath & Beyond, Inc. *(a)	55,204	2,649,792
Best Buy Co., Inc.	70,353	2,392,002
CarMax, Inc. *	47,863	1,562,727
GameStop Corp., Class A *(a)	32,387	682,394
Gap, Inc. (The)	93,622	1,804,096
Home Depot, Inc.	349,105	12,836,591
Limited Brands, Inc.	56,341	1,647,411
Lowe’s Cos., Inc.	293,979	7,290,679
O’Reilly Automotive, Inc. *	29,921	1,700,410
RadioShack Corp.	24,176	366,266
Ross Stores, Inc.	25,651	1,672,445
Staples, Inc.	154,071	3,437,324
Tiffany & Co.	26,920	1,564,860
TJX Cos., Inc.	84,322	3,996,019
Urban Outfitters, Inc. *	27,413	927,108

		47,329,795

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	63,123	3,414,323
NIKE, Inc., Class B	81,440	6,717,171
Polo Ralph Lauren Corp.	13,760	1,474,797
VF Corp.	18,476	1,528,335

		13,134,626

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	111,957	1,229,288
People’s United Financial, Inc.	78,417	1,012,363

		2,241,651

Tobacco 1.5%
Altria Group, Inc.	444,755	10,456,190
Lorillard, Inc.	31,875	2,398,275
Philip Morris International, Inc.	386,499	22,123,203
Reynolds American, Inc.	72,050	2,291,910

		37,269,578

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	31,413	1,823,839
W.W. Grainger, Inc.	12,360	1,624,969

		3,448,808

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	85,019	4,324,066
MetroPCS Communications, Inc. *	56,092	725,270
Sprint Nextel Corp. *	636,390	2,876,483

		7,925,819

Total Common Stocks (cost $2,285,911,932)		2,491,357,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

Warrant 0.0%
	Number of Warrants	Market Value
Insurance 0.0%†
American International Group, Inc., expiring 1/19/2021*(a)	3,946	$57,296

Total Warrant (cost $–)		57,296

Mutual Fund 1.2%
	Shares	Market Value

Money Market Fund 1.2%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	29,276,730	$29,276,730

Total Mutual Fund (cost $29,276,730)		29,276,730

Repurchase Agreements 0.9%
	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $3,247,851, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00%—8.00%, maturing 11/15/2016—01/20/2041; total market value $3,312,788. (d)	$3,247,831	$3,247,831
Morgan Stanley, 0.21%, dated 01/31/2011, due 02/01/2011, repurchase price $20,000,117, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25%—6.25%, maturing 05/19/2011—04/18/2036; total market value $20,400,042. (d)	20,000,000	20,000,000

Total Repurchase Agreements (cost $23,247,831)		23,247,831

Total Investments (cost $2,338,436,493) (e) — 100.9%		2,543,939,768
Liabilities in excess of other assets — (0.9%)		(21,671,262)

NET ASSETS — 100.0%		$2,522,268,506

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $22,862,839.
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011 was $23,247,831.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $2,388,561,411, tax unrealized appreciation and depreciation were $460,480,833 and $(305,102,476), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide S&P 500 Index Fund

At January 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation
510	E-Mini S&P 500	03/18/2011	$ 32,701,200	$ 325,618

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,491,357,911	$—	$—	$2,491,357,911
Futures Contracts	325,618	—	—	325,618
Mutual Fund	29,276,730	—	—	29,276,730
Repurchase Agreements	—	23,247,831	—	23,247,831
Warrant	57,296	—	—	57,296

Total	$2,521,017,555	$23,247,831	$—	$2,544,265,386

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “?”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2011

Assets:		Fair Value
Futures –Equity contracts	Unrealized appreciation from futures contracts	$325,618
Total		$325,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 16.9%

	Principal Amount	Market Value
Automobile 9.6%
Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, 05/15/14	$450,000	$453,568
Bank of America Auto Trust Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	300,000	305,690
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	470,520
BMW Vehicle Owner Trust, Series 2010-A, Class A4, 2.10%, 10/25/16	550,000	561,493
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	1,034,116
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	833,031	852,496
Ford Credit Auto Owner Trust, Series 2010-B, Class A 3, 0.98%, 10/15/14	215,000	215,553
Honda Auto Receivables Owner Trust Series 2010-1, Class A 4, 1.98%, 05/23/16	415,000	422,291
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	507,282
Hyundai Auto Receivables Trust Series 2010-A, Class A 4, 2.45%, 12/15/16	425,000	434,828
Series 2010-B, Class A 3, 0.97%, 04/15/15	575,000	575,174
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A 4, 4.28%, 06/16/14	517,593	528,315
Toyota Auto Receivables Owner Trust Series 2010-A, Class A3, 1.27%, 12/16/13	125,000	125,824
Series 2010-A, Class A4, 1.86%, 05/16/16	275,000	279,286
Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	599,966
USAA Auto Owner Trust Series 2008-1, Class A4, 4.50%, 10/15/13	845,447	863,337
Series 2010-1, Class A4, 2.14%, 09/15/15	350,000	357,314
World Omni Auto Receivables Trust Series 2008-A, Class A4, 4.74%, 10/15/13	1,000,000	1,037,609
Series 2008-B, Class A3A, 5.13%, 04/15/13	334,903	339,480

		9,964,142

Credit Card 1.1%
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	550,000	589,441
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	500,000	511,452

		1,100,893

Home Equity 0.9%
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33(b)	282,101	274,864
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32(c)	621,176	624,173

		899,037

Other 5.3%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	407,919	422,538
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	472,112	498,875
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	600,000	633,088
GE Equipment Midticket LLC, Series 2010-1, Class A4, 1.47%, 07/14/15(a)	790,000	786,059
John Deere Owner Trust, Series 2010-A, Class A4, 2.13%, 10/17/16	550,000	561,296
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	700,000	737,557
PG&E Energy Recovery Funding LLC Series 2005-1, Class A5, 4.47%, 12/25/14	475,000	502,373
Series 2005-2, Class A2, 5.03%, 03/25/14	413,216	424,497
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	425,000	459,224
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	500,000	502,293

		5,527,800

Total Asset-Backed Securities (cost $17,296,561)		17,491,872

Collateralized Mortgage Obligations 7.4%

	Principal Amount	Market Value
Fannie Mae REMICS Series 2002-82, Class XD, 5.00%, 07/25/16	$88,816	$89,218
Series 2004-80, Class LG, 4.00%, 10/25/16	188,874	189,430
Series 2010-50, Class AD, 3.00%, 01/25/24	425,329	434,850
Series 2010-57, Class AQ, 3.00%, 08/25/24	194,892	199,053
Series 2010-66, Class QA, 4.50%, 08/25/39	447,125	474,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Freddie Mac REMICS Series 2625, Class JD, 3.25%, 07/15/17	$218,021	$222,422
Series 2676, Class CV, 4.00%, 05/15/16	170,051	171,541
Series 2692, Class AB, 4.00%, 05/15/16	403,257	409,271
Series 2695, Class DE, 4.00%, 01/15/17	553,889	568,024
Series 3501, Class AC, 4.00%, 08/15/23	478,778	503,812
Series 3609, Class LE, 3.00%, 12/15/24	666,814	685,331
Series 3627, Class QG, 4.00%, 07/15/23	360,234	378,120
Series 3645, Class EH, 3.00%, 12/15/20	377,383	387,918
Series 3718, Class BC, 2.00%, 02/15/25	495,239	490,303
Series 3728, Class CA, 1.50%, 10/15/18	661,437	657,529
Series 3728, Class EA, 3.50%, 09/15/20	567,113	575,314
Series 3758, Class CD, 1.50%, 08/15/17	460,295	459,427
Government National Mortgage Association
Series 2004-22, Class BK, 3.47%, 04/20/34	56,285	56,326
Series 2004-76, Class QA, 4.00%, 01/20/34	637,894	665,176

Total Collateralized Mortgage Obligations (cost $7,623,003)		7,617,461

Commercial Mortgage Backed Securities 4.8%

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3 4.80%, 01/12/41	$490,298	$504,840
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2 5.51%, 04/10/38(c)	643,693	646,983
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A2, 4.89%, 09/15/30	1,753,568	1,776,684
Series 2007-C1, Class A1, 5.39%, 02/15/40	341,503	346,823
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class A2, 4.78%, 03/15/42	526,361	526,010
Series 2006-C27, Class A2, 5.62%, 07/15/45	1,189,355	1,204,180

Total Commercial Mortgage Backed Securities (cost $4,951,645)		5,005,520

Corporate Bonds 23.3%

	Principal Amount	Market Value
Aerospace & Defense 1.3%
Boeing Co. (The), 1.88%, 11/20/12	$250,000	$254,562
United Technologies Corp., 4.88%, 05/01/15	1,000,000	1,106,090

		1,360,652

Air Freight & Logistics 0.6%
United Parcel Service, Inc., 3.88%, 04/01/14	600,000	644,929

Beverages 1.5%
Brown-Forman Corp., 2.50%, 01/15/16	360,000	358,161
Coca-Cola Co. (The), 0.75%, 11/15/13	700,000	691,637
PepsiCo, Inc., 3.75%, 03/01/14	500,000	533,977

		1,583,775

Capital Markets 1.1%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	600,000	596,742
State Street Corp., 2.15%, 04/30/12	500,000	509,518

		1,106,260

Chemicals 0.7%
E.I. du Pont de Nemours & Co., 4.75%, 11/15/12	700,000	744,670

Commercial Banks 2.8%
BNP Paribas, 0.70%, 04/08/13(c)	500,000	496,970
US Bancorp 2.25%, 03/13/12	500,000	510,295
2.00%, 06/14/13	300,000	304,672
1.38%, 09/13/13	500,000	500,787
Wells Fargo & Co., 4.38%, 01/31/13	1,000,000	1,058,829

		2,871,553

Communications Equipment 1.0%
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,002,560

Computers & Peripherals 0.6%
Hewlett-Packard Co.
4.50%, 03/01/13	400,000	427,436
2.20%, 12/01/15	250,000	247,956

		675,392

Consumer Finance 0.6%
John Deere Capital Corp., 1.88%, 06/17/13	600,000	610,141

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 4.3%
Bank of America Corp., 3.70%, 09/01/15	$ ,000,000	$1,005,353
Caterpillar Financial Services Corp. 2.00%, 04/05/13	150,000	152,593
1.55%, 12/20/13	250,000	251,243
General Electric Capital Corp. 2.20%, 06/08/12	1,000,000	1,021,909
1.88%, 09/16/13	900,000	902,507
JPMorgan Chase & Co., 5.38%, 10/01/12	650,000	696,719
Toyota Motor Credit Corp., 2.80%, 01/11/16	360,000	365,069

		4,395,393

Diversified Telecommunication Services 0.1%
AT&T, Inc., 5.88%, 08/15/12	147,000	158,182

Food & Staples Retailing 1.0% Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,000,000	1,001,355

Information Technology Services 0.5%
International Business Machines Corp., 1.00%, 08/05/13	500,000	500,931

Insurance 1.8%
Berkshire Hathaway, Inc., Series 0001, 2.13%, 02/11/13	600,000	614,177
Metropolitan Life Global Funding I, 2.00%, 01/10/14(a)	500,000	500,804
Insurance 1.8%
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	706,964

		1,821,945

Media 0.5%
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	500,000	571,440

Oil, Gas & Consumable Fuels 1.2%
ConocoPhillips, 4.75%, 10/15/12	700,000	748,017
Occidental Petroleum Corp.
1.45%, 12/13/13	225,000	226,442
2.50%, 02/01/16	250,000	250,096

		1,224,555

Personal Products 1.2%
Colgate-Palmolive Co., 1.38%, 11/01/15	525,000	505,295
Procter & Gamble Co. (The), 1.38%, 08/01/12	700,000	707,953

		1,213,248

Pharmaceuticals 1.8%
Eli Lilly & Co., 3.55%, 03/06/12	200,000	205,951
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	700,000	757,891
Merck & Co., Inc., 2.25%, 01/15/16	355,000	352,176
Pfizer, Inc., 2.25%, 03/15/11(c)	500,000	501,143

		1,817,161

Software 0.7%
Microsoft Corp., 1.63%, 09/25/15	190,000	185,529
Oracle Corp., 4.95%, 04/15/13	500,000	543,676

		729,205

Total Corporate Bonds (cost $23,965,666)		24,033,347

U.S. Government Mortgage Backed Agencies 3.4%

	Principal Amount	Market Value
Fannie Mae Pool
Pool# 555547 4.50%, 05/01/18	990,119	1,048,374
Pool# 254833 4.50%, 08/01/18	561,602	594,645
Pool# AA5563 4.00%, 06/01/24	421,839	434,736
Pool# AE5487 3.50%, 10/01/25	637,863	642,226
Freddie Mac Gold Pool
Pool# G11723 5.50%, 07/01/20	327,803	354,232
Pool# G13908 4.00%, 10/01/25	454,859	467,984

Total U.S. Government Mortgage Backed Agencies (cost $3,573,994)		3,542,197

Sovereign Bond 0.6%

	Principal Amount	Market Value

CANADA 0.6%
Province of Ontario Canada, 1.88%, 11/19/12	575,000	586,195

Total Sovereign Bond (cost $574,363)		586,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Government Sponsored & Agency Obligations 18.6%

	Principal Amount	Market Value
Federal Farm Credit Bank 3.88%, 08/25/11	$750,000	$765,238
Federal Home Loan Banks 1.88%, 06/21/13	1,000,000	1,024,390
Federal Home Loan Mortgage Corp.
5.50%, 09/15/11	1,750,000	1,806,469
1.75%, 06/15/12	750,000	763,125
0.88%, 10/28/13	2,000,000	1,990,814
2.18%, 02/19/14	2,750,000	2,829,437
Federal National Mortgage Association
3.63%, 08/15/11	1,000,000	1,018,104
1.50%, 06/26/13	2,500,000	2,537,922
2.75%, 03/13/14	3,000,000	3,131,211
4.63%, 10/15/14	3,000,000	3,334,296

Total U.S. Government Sponsored & Agency Obligations (cost $19,142,383)		19,201,006

U.S. Treasury Notes 23.2%
	Principal Amount	Market Value
U.S. Treasury Notes
0.63%, 07/31/12	2,000,000	2,006,260
0.75%, 08/15/13	4,000,000	3,997,812
1.00%, 10/31/11	4,500,000	4,525,664
1.00%, 12/31/11	4,500,000	4,529,885
1.00%, 03/31/12	3,000,000	3,022,980
1.13%, 12/15/12	1,250,000	1,263,427
1.38%, 05/15/12	2,000,000	2,025,938
1.38%, 02/15/13	2,500,000	2,539,257

Total U.S. Treasury Notes (cost $23,814,795)		23,911,223

Mutual Fund 2.3%
	Shares	Market Value

Money Market Fund 2.3%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (d)	2,334,007	2,334,007

Total Mutual Fund (cost $2,334,007)		2,334,007

Total Investments
(cost $103,276,417) (e) — 100.5%		103,722,828
Liabilities in excess of other assets — (0.5%)		(543,823)

NET ASSETS — 100.0%		$103,179,005

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2011 was $2,801,810 which represents 2.72% of net assets.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2011.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2011. The maturity date represents the actual maturity date.
(d)	Represents 7-day effective yield as of January 31, 2011.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $103,276,417, tax unrealized appreciation and depreciation were $661,432 and $(215,021), respectively.

LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,491,872	$—	$17,491,872
Collateralized Mortgage Obligations	—	7,617,461	—	7,617,461
Commercial Mortgage Backed Securities	—	5,005,520	—	5,005,520
Corporate Bonds	—	24,033,347	—	24,033,347
Mutual Fund	2,334,007	–	—	2,334,007
Sovereign Bond	—	586,195	—	586,195
U.S. Government Mortgage Backed Agencies	—	3,542,197	—	3,542,197
U.S. Government Sponsored & Agency Obligations	—	19,201,006	—	19,201,006
U.S. Treasury Notes	—	23,911,223	—	23,911,223

Total	$2,334,007	$101,388,821	$—	$103,722,828

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.4%
	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp. *	18,051	$483,586
Aerovironment, Inc. *	8,010	225,882
American Science & Engineering, Inc.	4,076	354,612
Applied Energetics, Inc. *	34,846	21,340
Applied Signal Technology, Inc.	5,928	225,323
Astronics Corp. *	4,564	105,428
Ceradyne, Inc. *	11,808	418,357
Cubic Corp.	7,101	346,174
Curtiss-Wright Corp.	20,931	726,306
DigitalGlobe, Inc. *	12,572	386,086
Ducommun, Inc.	4,947	108,636
Esterline Technologies Corp. *	13,565	965,557
GenCorp, Inc. *	27,193	139,500
GeoEye, Inc. *	10,074	402,154
HEICO Corp. (a)	13,441	702,830
Herley Industries, Inc. *	6,471	106,318
Hexcel Corp. *	44,347	843,480
Kratos Defense & Security Solutions, Inc. *	9,429	132,195
Ladish Co., Inc. *	7,205	385,756
LMI Aerospace, Inc. *	4,227	79,151
Moog, Inc., Class A *	20,716	883,330
National Presto Industries, Inc. (a)	2,149	275,115
Orbital Sciences Corp. *	26,621	454,154
Taser International, Inc. *	31,197	130,715
Teledyne Technologies, Inc. *	16,525	781,798
Triumph Group, Inc.	7,523	722,434

		10,406,217

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	25,053	185,392
Atlas Air Worldwide Holdings, Inc. *	11,863	602,759
Dynamex, Inc. *	4,799	119,447
Forward Air Corp.	13,589	379,269
HUB Group, Inc., Class A *	17,217	598,807
Pacer International, Inc. *	16,630	103,938
Park-Ohio Holdings Corp. *(a)	3,612	74,263

		2,063,875

Airlines 0.7%
AirTran Holdings, Inc. *	61,198	452,253
Alaska Air Group, Inc. *	16,185	958,800
Allegiant Travel Co. (a)	6,845	318,566
Hawaiian Holdings, Inc. *	24,429	180,530
JetBlue Airways Corp. *	112,034	672,204
Pinnacle Airlines Corp. *	8,696	62,698
Republic Airways Holdings, Inc. *	23,511	150,941
SkyWest, Inc.	26,064	392,263
US Airways Group, Inc. *	73,743	731,531

		3,919,786

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	27,228	389,361
Amerigon, Inc. *	9,811	106,842
Cooper Tire & Rubber Co.	28,184	644,286
Dana Holding Corp. *	64,143	1,149,443
Dorman Products, Inc. *	5,342	171,852
Drew Industries, Inc.	8,692	205,305
Exide Technologies *	35,312	339,348
Fuel Systems Solutions, Inc. *	7,613	198,166
Modine Manufacturing Co. *	21,180	349,470
Spartan Motors, Inc.	15,247	95,141
Standard Motor Products, Inc.	9,090	110,080
Stoneridge, Inc. *	7,184	105,964
Superior Industries International, Inc.	10,667	213,340
Tenneco, Inc. *	27,343	1,130,086
Tower International, Inc. *(a)	3,542	63,296

		5,271,980

Automobiles 0.0%†
Winnebago Industries, Inc. *	13,495	201,075

Beverages 0.1%
Boston Beer Co., Inc., Class A *	3,897	350,769
Coca-Cola Bottling Co. Consolidated (a)	2,097	113,280
Heckmann Corp. *	41,047	198,257
MGP Ingredients, Inc.	5,770	54,498
National Beverage Corp.	5,369	72,213

		789,017

Biotechnology 3.2%
Acorda Therapeutics, Inc. *	17,824	391,237
Affymax, Inc. *	9,806	65,308
Alkermes, Inc. *	43,724	564,477
Allos Therapeutics, Inc. *(a)	36,199	121,629
Alnylam Pharmaceuticals, Inc. *	16,638	171,787
AMAG Pharmaceuticals, Inc. *	9,535	169,723
Arena Pharmaceuticals, Inc. *(a)	57,390	90,676
ARIAD Pharmaceuticals, Inc. *	59,048	376,431
Arqule, Inc. *(a)	23,793	145,851
Array BioPharma, Inc. *	25,324	73,440
AVEO Pharmaceuticals, Inc. *	5,540	79,388
AVI BioPharma, Inc. *(a)	51,449	111,387
BioCryst Pharmaceuticals, Inc. *(a)	13,837	57,008
Biosante Pharmaceuticals, Inc. *(a)	42,666	79,359
Biotime, Inc. *(a)	12,297	96,285
Celera Corp. *	37,411	231,387
Celldex Therapeutics, Inc. *(a)	14,740	54,538
Cepheid, Inc. *	27,260	647,698
Chelsea Therapeutics International Ltd. *	17,356	103,442
Clinical Data, Inc. *(a)	5,574	165,771
Codexis, Inc. *	6,631	59,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Biotechnology (continued)
Cubist Pharmaceuticals, Inc. *	26,779	$587,531
Curis, Inc. *(a)	36,365	100,731
Cytokinetics, Inc. *	23,081	43,854
Cytori Therapeutics, Inc. *(a)	21,100	115,628
CytRx Corp. *	53,589	43,085
Dyax Corp. *	44,982	85,466
Dynavax Technologies Corp. *(a)	45,634	136,902
Emergent Biosolutions, Inc. *	9,354	198,679
Enzon Pharmaceuticals, Inc. *	22,579	252,885
Exact Sciences Corp. *(a)	21,992	124,035
Exelixis, Inc. *(a)	49,985	433,370
Genomic Health, Inc. *(a)	6,503	144,822
Geron Corp. *(a)	57,631	282,392
Halozyme Therapeutics, Inc. *	36,669	244,582
Idenix Pharmaceuticals, Inc. *	16,653	73,939
ImmunoGen, Inc. *(a)	30,974	255,845
Immunomedics, Inc. *(a)	31,032	101,475
Incyte Corp Ltd. *	40,399	595,481
Infinity Pharmaceuticals, Inc. *(a)	7,200	40,752
Inhibitex, Inc. *(a)	22,309	50,753
Inovio Pharmaceuticals, Inc. *(a)	37,628	47,787
InterMune, Inc. *	20,748	775,353
Ironwood Pharmaceuticals, Inc. *	9,330	100,671
Isis Pharmaceuticals, Inc. *(a)	42,826	389,717
Keryx Biopharmaceuticals, Inc. *(a)	23,311	93,244
Lexicon Pharmaceuticals, Inc. *	92,520	156,359
Ligand Pharmaceuticals, Inc., Class B *	10,694	93,038
MannKind Corp. *(a)	30,568	145,809
Martek Biosciences Corp. *	15,067	473,254
Maxygen, Inc.	15,094	59,923
Medivation, Inc. *	15,672	220,662
Metabolix, Inc. *(a)	12,445	110,138
Micromet, Inc. *	42,828	275,384
Momenta Pharmaceuticals, Inc. *(a)	20,625	263,794
Nabi Biopharmaceuticals *	21,278	119,157
Nanosphere, Inc. *	10,191	37,299
Neuralstem, Inc. *(a)	21,876	42,658
Neurocrine Biosciences, Inc. *	22,249	164,198
NeurogesX, Inc. *	5,400	28,458
Novavax, Inc. *	41,730	90,137
NPS Pharmaceuticals, Inc. *	31,647	316,628
Omeros Corp. *(a)	9,318	58,331
Onyx Pharmaceuticals, Inc. *	28,721	1,013,420
Opko Health, Inc. *(a)	41,039	160,052
Orexigen Therapeutics, Inc. *	14,138	128,514
Osiris Therapeutics, Inc. *	7,875	52,054
PDL BioPharma, Inc. (a)	64,864	320,428
Peregrine Pharmaceuticals, Inc. *(a)	29,553	69,449
Pharmacyclics, Inc. *	21,336	107,747
Pharmasset, Inc. *	14,718	713,234
Biotechnology (continued)
Progenics Pharmaceuticals, Inc. *	13,887	77,559
Rigel Pharmaceuticals, Inc. *	24,143	162,362
Sangamo BioSciences, Inc. *(a)	21,343	163,487
Savient Pharmaceuticals, Inc. *	31,373	289,573
SciClone Pharmaceuticals, Inc. *(a)	17,163	67,279
Seattle Genetics, Inc. *	37,979	622,476
SIGA Technologies, Inc. *(a)	16,326	187,341
Spectrum Pharmaceuticals, Inc. *(a)	23,190	139,140
StemCells, Inc. *(a)	58,341	54,175

Synta Pharmaceuticals Corp. *(a)	11,843	59,097
Targacept, Inc. *	10,874	280,114
Theravance, Inc. *(a)	28,801	605,973
Vanda Pharmaceuticals, Inc. *	12,862	103,025
Vical, Inc. *(a)	39,104	77,817
Zalicus, Inc. *	30,512	60,109
ZIOPHARM Oncology, Inc. *(a)	23,047	134,479

		17,479,810

Building Products 0.6%
A.O. Smith Corp.	16,614	711,245
AAON, Inc. (a)	5,725	154,174
American Woodmark Corp.	4,516	84,223
Ameron International Corp.	4,181	288,364
Apogee Enterprises, Inc.	13,033	166,692
Builders FirstSource, Inc. *	22,795	50,605
Gibraltar Industries, Inc. *	13,832	152,567
Griffon Corp. *	20,432	237,829
Insteel Industries, Inc.	8,531	97,424
NCI Building Systems, Inc. *	9,601	127,405
Quanex Building Products Corp.	17,844	347,780
Simpson Manufacturing Co., Inc. (a)	18,150	539,963
Trex Co., Inc. *(a)	7,544	175,624
Universal Forest Products, Inc.	8,867	325,419

		3,459,314

Capital Markets 2.3%
American Capital Ltd. *	155,044	1,266,709
Apollo Investment Corp.	90,665	1,069,394
Arlington Asset Investment Corp., Class A	3,673	92,413
Artio Global Investors, Inc.	12,745	186,714
BGC Partners, Inc., Class A (a)	26,719	216,424
BlackRock Kelso Capital Corp.	33,167	381,420
Calamos Asset Management, Inc., Class A	8,932	137,374
Capital Southwest Corp.	1,313	128,083
Cohen & Steers, Inc. (a)	7,850	222,234
Cowen Group, Inc., Class A *(a)	17,047	77,223
Diamond Hill Investment Group, Inc. (a)	1,176	80,321
Duff & Phelps Corp., Class A	12,828	217,563
Epoch Holding Corp.	6,412	95,282
Evercore Partners, Inc., Class A	7,104	229,459

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
FBR Capital Markets Corp. *	24,119	$90,446
Fifth Street Finance Corp. (a)	25,233	332,571
Financial Engines, Inc. *	6,073	137,736
GAMCO Investors, Inc., Class A	3,253	144,693
GFI Group, Inc.	30,495	156,134
Gladstone Capital Corp. (a)	9,466	99,772
Gladstone Investment Corp. (a)	10,383	73,408
Gleacher & Co., Inc. *(a)	37,863	80,459
Golub Capital BDC, Inc.	3,509	56,565
Harris & Harris Group, Inc. *(a)	14,931	75,999
Hercules Technology Growth Capital, Inc.	16,709	175,444
HFF, Inc., Class A *	8,634	108,875
International Assets Holding Corp. *(a)	6,014	140,728
Internet Capital Group, Inc. *	16,721	203,662
Investment Technology Group, Inc. *	19,572	360,712
JMP Group, Inc.	6,960	52,130
Kayne Anderson Energy Development Co.	4,747	83,785
KBW, Inc.	16,083	430,220
Knight Capital Group, Inc., Class A *	43,091	597,241
LaBranche & Co., Inc. *	17,703	66,563
Ladenburg Thalmann Financial Services, Inc. *	44,420	49,306
Main Street Capital Corp. (a)	6,858	134,005
MCG Capital Corp. (a)	35,398	240,706
Medallion Financial Corp.	8,271	64,762
MF Global Holdings Ltd. *	53,050	439,254
MVC Capital, Inc.	10,911	151,881
NGP Capital Resources Co.	10,397	94,509
Oppenheimer Holdings, Inc., Class A (a)	4,538	118,442
optionsXpress Holdings, Inc.	18,931	281,315
PennantPark Investment Corp.	16,318	197,448
Penson Worldwide, Inc. *	9,967	47,443
Piper Jaffray Cos. *(a)	7,118	297,532
Prospect Capital Corp. (a)	38,328	438,856
Safeguard Scientifics, Inc. *	9,413	154,844
Sanders Morris Harris Group, Inc.	10,145	70,406
Solar Capital Ltd.	2,593	61,584
Stifel Financial Corp. *	15,512	995,250
SWS Group, Inc.	12,641	59,160
THL Credit, Inc.	4,266	54,519
TICC Capital Corp.	14,955	183,797
TradeStation Group, Inc. *	19,065	132,883
Triangle Capital Corp. (a)	7,169	143,093
Virtus Investment Partners, Inc. *	2,413	116,476
Westwood Holdings Group, Inc. (a)	2,678	95,471

		12,490,698

Chemicals 2.5%
A. Schulman, Inc.	14,362	306,629
American Vanguard Corp.	9,640	79,916
Arch Chemicals, Inc.	10,232	370,808
Balchem Corp.	12,822	431,460
Calgon Carbon Corp. *	25,376	361,862
Ferro Corp. *	39,698	612,143
Georgia Gulf Corp. *	15,483	412,312
H.B. Fuller Co.	22,078	503,158
Hawkins, Inc.	4,059	159,397
Innophos Holdings, Inc.	9,770	324,071
KMG Chemicals, Inc. (a)	3,091	52,640
Koppers Holdings, Inc.	9,444	363,405
Kraton Performance Polymers, Inc. *	5,156	161,847
Landec Corp. *	12,446	77,912
LSB Industries, Inc. *	7,876	237,225
Minerals Technologies, Inc.	8,611	542,665
NewMarket Corp.	4,691	595,100
Olin Corp.	35,924	699,440
OM Group, Inc. *	14,185	513,213
Omnova Solutions, Inc. *	20,167	141,774
PolyOne Corp. *	42,766	562,373
Quaker Chemical Corp.	5,080	194,970
Rockwood Holdings, Inc. *	23,815	966,651
Senomyx, Inc. *(a)	18,388	109,409
Sensient Technologies Corp.	22,520	763,653
Solutia, Inc. *	55,508	1,299,997
Spartech Corp. *	14,460	120,741
Stepan Co. (a)	3,538	256,576
STR Holdings, Inc. *(a)	12,912	236,031
TPC Group, Inc. *	3,574	112,581
W.R. Grace & Co. *	33,143	1,176,245
Westlake Chemical Corp.	8,945	346,351
Zep, Inc.	10,057	181,730
Zoltek Cos., Inc. *	12,684	141,807

		13,416,092

Commercial Banks 5.6%
1st Source Corp.	6,978	131,535
1st United Bancorp, Inc. *	10,492	68,723
Alliance Financial Corp.	2,330	69,224
American National Bankshares, Inc. (a)	3,027	62,265
Ameris Bancorp *	11,131	106,078
Ames National Corp. (a)	3,929	70,918
Arrow Financial Corp. (a)	4,608	104,509
Bancfirst Corp.	3,133	127,075
Banco Latinoamericano de Comercio Exterior SA, Class E	12,706	219,687
Bancorp Rhode Island, Inc.	1,906	57,485
Bancorp, Inc. (The) *	10,781	101,341
Bank of Marin Bancorp	2,500	86,850
Bank of the Ozarks, Inc.	5,988	258,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Boston Private Financial Holdings, Inc. (a)	34,281	$230,026
Bridge Bancorp, Inc. (a)	3,000	68,100
Bryn Mawr Bank Corp.	4,584	82,420
Camden National Corp. (a)	3,610	123,570
Capital City Bank Group, Inc. (a)	5,861	74,142
Cardinal Financial Corp.	13,318	146,498
Cathay General Bancorp	35,906	621,533
Center Financial Corp. *	16,595	121,973
Centerstate Banks, Inc.	11,862	87,067
Chemical Financial Corp.	11,012	228,609
Citizens & Northern Corp. (a)	5,972	93,402
Citizens Republic Bancorp, Inc. *	178,047	112,116
City Holding Co. (a)	7,055	245,514
CNB Financial Corp.	5,826	81,040
CoBiz Financial, Inc.	15,401	98,258
Columbia Banking System, Inc.	17,772	357,217
Community Bank System, Inc. (a)	15,022	379,756
Community Trust Bancorp, Inc.	6,252	180,745
CVB Financial Corp. (a)	41,775	345,897
Danvers Bancorp, Inc.	8,693	187,421
Eagle Bancorp, Inc. *	7,748	104,676
Enterprise Financial Services Corp. (a)	7,487	97,181
Financial Institutions, Inc.	5,542	107,127
First Bancorp, Inc. (a)	5,545	81,900
First Bancorp, North Carolina	6,945	104,383
First Busey Corp.	31,416	154,567
First Commonwealth Financial Corp. (a)	47,720	306,840
First Community Bancshares, Inc.	7,321	98,468
First Financial Bancorp	26,538	448,492
First Financial Bankshares, Inc.	9,342	460,747
First Financial Corp. (a)	5,149	162,348
First Interstate BancSystem, Inc.	5,836	75,810
First Merchants Corp.	12,155	110,124
First Midwest Bancorp, Inc.	34,467	402,919
First of Long Island Corp. (The)	3,218	91,295
First South Bancorp, Inc. (a)	4,088	23,710
FirstMerit Corp.	48,838	894,712
FNB Corp. (a)	54,987	555,369
German American Bancorp, Inc.	6,654	113,917
Glacier Bancorp, Inc.	33,154	467,803
Great Southern Bancorp, Inc. (a)	4,785	104,792
Green Bankshares, Inc. *(a)	6,063	19,099
Hancock Holding Co. (a)	13,408	439,782
Hanmi Financial Corp. *	47,778	62,828
Heartland Financial USA, Inc.	6,219	105,163
Heritage Financial Corp. *(a)	7,031	100,192
Home Bancorp, Inc. *	4,073	56,207
Home Bancshares, Inc.	9,995	204,498
Hudson Valley Holding Corp.	6,202	139,235
IBERIABANK Corp.	12,099	686,255
Independent Bank Corp., Massachusetts	9,642	262,070
International Bancshares Corp.	24,575	466,188
Investors Bancorp, Inc. *	21,688	288,884
Lakeland Bancorp, Inc.	10,313	99,212
Lakeland Financial Corp.	7,381	151,901
MainSource Financial Group, Inc. (a)	10,176	92,449
MB Financial, Inc.	24,747	486,526
Merchants Bancshares, Inc.	2,422	66,532
Metro Bancorp, Inc. *	6,443	77,509
MidSouth Bancorp, Inc.	3,666	49,198
MidWestOne Financial Group, Inc. (a)	4,573	64,342
Nara Bancorp, Inc. *	17,310	168,946
National Bankshares, Inc.	3,218	92,678
National Penn Bancshares, Inc.	58,435	476,830
NBT Bancorp, Inc. (a)	15,525	359,870
Northfield Bancorp, Inc. (a)	8,453	109,635
Old National Bancorp	42,989	461,272
OmniAmerican Bancorp, Inc. *(a)	5,734	85,723
Oriental Financial Group, Inc.	21,501	254,142
Orrstown Financial Services, Inc.	3,286	86,849
Pacific Continental Corp.	8,931	90,650
PacWest Bancorp	13,996	276,141
Park National Corp. (a)	5,551	361,481
Peapack Gladstone Financial Corp.	4,378	59,628
Penns Woods Bancorp, Inc. (a)	2,041	79,415
Peoples Bancorp, Inc. (a)	5,275	71,687
Pinnacle Financial Partners, Inc. *	15,554	214,023
PrivateBancorp, Inc.	23,673	363,854
Prosperity Bancshares, Inc.	21,213	858,066
Renasant Corp. (a)	11,566	180,314
Republic Bancorp, Inc., Class A	4,481	85,542
S&T Bancorp, Inc.	11,258	245,987
Sandy Spring Bancorp, Inc.	11,221	215,443
SCBT Financial Corp.	6,104	189,957
Sierra Bancorp	6,539	70,556
Signature Bank *	18,457	964,194
Simmons First National Corp., Class A	7,783	216,290
Southside Bancshares, Inc. (a)	7,438	159,322
Southwest Bancorp, Inc. *	8,837	120,979
State Bancorp, Inc.	8,309	79,351
StellarOne Corp.	10,541	153,161
Sterling Bancorp	12,196	119,399
Sterling Bancshares, Inc.	41,840	371,121
Suffolk Bancorp (a)	4,489	94,134
Susquehanna Bancshares, Inc.	59,797	571,659
SVB Financial Group *	18,951	994,359
SY Bancorp, Inc. (a)	5,435	132,587
Taylor Capital Group, Inc. *(a)	4,863	49,943
Texas Capital Bancshares, Inc. *(a)	16,542	403,459
Tompkins Financial Corp.	3,497	142,503
Tower Bancorp, Inc.	4,991	112,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Commercial Banks (continued)
TowneBank (a)	10,916	$162,648
Trico Bancshares	6,578	99,788
Trustmark Corp.	28,911	693,575
UMB Financial Corp.	14,344	583,084
Umpqua Holdings Corp.	52,990	581,300
Union First Market Bankshares Corp.	8,090	98,860
United Bankshares, Inc. (a)	17,603	496,405
United Community Banks, Inc. *	44,412	75,500
Univest Corp of Pennsylvania (a)	7,616	131,262
Virginia Commerce Bancorp, Inc. *(a)	10,004	60,124
Washington Banking Co.	7,000	95,550
Washington Trust Bancorp, Inc. (a)	6,652	133,040
Webster Financial Corp.	32,364	740,488
WesBanco, Inc.	10,696	201,620
West Bancorp, Inc. (a)	8,032	57,630
West Coast Bancorp *(a)	41,258	134,089
Westamerica Bancorp	13,137	656,850
Western Alliance Bancorp *	29,900	224,250
Whitney Holding Corp.	44,439	591,483
Wilshire Bancorp, Inc. (a)	9,589	61,561
Wintrust Financial Corp.	15,769	518,958

		30,756,667

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	23,946	615,412
ACCO Brands Corp. *	25,515	209,478
American Reprographics Co. *	17,375	140,216
APAC Customer Services, Inc. *	15,287	84,231
Brink’s Co. (The)	22,052	595,404
Casella Waste Systems, Inc., Class A *(a)	12,826	102,864
Cenveo, Inc. *	25,874	139,202
Clean Harbors, Inc. *	10,382	934,795
Consolidated Graphics, Inc. *	4,214	210,911
Courier Corp.	5,070	71,867
Deluxe Corp.	23,425	572,741
EnergySolutions, Inc.	40,368	238,979
EnerNOC, Inc. *(a)	8,980	233,660
Ennis, Inc. (a)	12,143	201,938
Fuel Tech, Inc. *	8,287	66,379
G&K Services, Inc., Class A	8,942	280,153
Geo Group, Inc. (The) *	27,974	664,942
Healthcare Services Group, Inc.	30,398	481,504
Herman Miller, Inc.	26,167	631,410
Higher One Holdings, Inc. *	5,184	98,600
HNI Corp.	20,829	631,952
Innerworkings, Inc. *	11,681	73,590
Interface, Inc., Class A	22,992	373,620
Kimball International, Inc., Class B	15,673	105,558
Knoll, Inc.	21,364	357,633
M&F Worldwide Corp. *	4,860	117,272
McGrath Rentcorp	10,935	275,999
Metalico, Inc. *(a)	17,000	94,350
Mine Safety Appliances Co.	11,896	370,917
Mobile Mini, Inc. *	16,618	339,672
Multi-Color Corp.	5,556	92,341
Rollins, Inc.	29,113	552,856
Schawk, Inc.	5,096	92,951
Standard Parking Corp. *	7,349	132,208
Steelcase, Inc., Class A	34,853	356,198
SYKES Enterprises, Inc. *	18,858	367,354
Team, Inc. *	8,774	224,263
Tetra Tech, Inc. *	28,342	655,976
UniFirst Corp.	6,372	355,303
United Stationers, Inc. *	11,142	693,924
US Ecology, Inc.	8,546	144,086
Viad Corp.	9,617	226,288

		13,208,997

Communications Equipment 3.1%
Acme Packet, Inc. *	19,994	1,075,277
ADTRAN, Inc.	28,398	1,168,010
Anaren, Inc. *	6,913	141,993
Arris Group, Inc. *	58,608	731,428
Aruba Networks, Inc. *	35,483	764,659
Aviat Networks, Inc. *	28,150	146,098
Bel Fuse, Inc., Class B	4,964	108,265
BigBand Networks, Inc. *(a)	23,706	62,821
Black Box Corp.	8,077	284,230
Blue Coat Systems, Inc. *	19,254	554,708
Calix, Inc. *	3,848	62,722
Comtech Telecommunications Corp.	13,007	364,976
DG FastChannel, Inc. *	11,380	311,926
Digi International, Inc. *	11,676	123,649
EMS Technologies, Inc. *	7,206	132,086
Emulex Corp. *	40,114	457,701
Extreme Networks *(a)	41,718	136,835
Finisar Corp. *	37,267	1,240,991
Globecomm Systems, Inc. *	10,582	100,106
Harmonic, Inc. *	52,023	439,074
Infinera Corp. *	40,034	293,649
InterDigital, Inc. (a)	20,152	970,319
Ixia *	14,896	234,314
KVH Industries, Inc. *	8,033	97,601
Loral Space & Communications, Inc. *	4,911	365,722
Netgear, Inc. *	15,998	554,411
Network Engines, Inc. *	16,563	30,145
Network Equipment Technologies, Inc. *(a)	14,049	69,402
Occam Networks, Inc. *	6,990	59,764
Oclaro, Inc. *(a)	22,585	313,480
Oplink Communications, Inc. *	9,400	232,932
PC-Tel, Inc. *	9,300	67,425
Plantronics, Inc.	22,095	782,163
Powerwave Technologies, Inc. *	61,021	212,963
Riverbed Technology, Inc. *	57,684	2,069,125
Seachange International, Inc. *(a)	13,100	108,468
ShoreTel, Inc. *	20,928	158,634
Sonus Networks, Inc. *	94,066	258,682
Sycamore Networks, Inc.	8,913	185,925
Symmetricom, Inc. *	20,357	126,417
Tekelec *	31,055	356,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Communications Equipment (continued)
UTStarcom, Inc. *	53,715	$112,801
ViaSat, Inc. *(a)	15,276	662,902

		16,731,155

Computers & Peripherals 0.7%
Avid Technology, Inc. *(a)	13,629	226,923
Compellent Technologies, Inc. *	10,737	297,737
Cray, Inc. *	16,659	124,526
Electronics for Imaging, Inc. *	20,797	311,539
Hutchinson Technology, Inc. *(a)	12,617	41,762
Hypercom Corp. *	21,794	194,838
Imation Corp. *	13,640	137,764
Immersion Corp. *	13,145	77,687
Intermec, Inc. *	22,286	253,169
Intevac, Inc. *	10,389	142,849
Novatel Wireless, Inc. *(a)	14,804	106,737
Presstek, Inc. *	15,178	31,722
Quantum Corp. *	99,944	268,849
Rimage Corp. *	4,622	65,771
Silicon Graphics International Corp. *	14,476	143,602
STEC, Inc. *(a)	18,393	376,873
Stratasys, Inc. *	9,367	309,392
Super Micro Computer, Inc. *	12,085	170,096
Synaptics, Inc. *(a)	15,290	435,154
Xyratex Ltd. *	13,895	185,220

		3,902,210

Construction & Engineering 0.8%
Comfort Systems USA, Inc.	17,536	223,233
Dycom Industries, Inc. *	16,607	266,874
EMCOR Group, Inc. *	30,474	922,753
Furmanite Corp. *(a)	17,129	130,523
Granite Construction, Inc.	16,318	421,657
Great Lakes Dredge & Dock Corp.	28,052	233,112
Insituform Technologies, Inc., Class A *	18,260	502,333
Layne Christensen Co. *	8,972	283,336
MasTec, Inc. *	24,145	367,487
Michael Baker Corp. *	3,643	110,601
MYR Group, Inc. *	9,449	207,783
Northwest Pipe Co. *	4,369	95,550
Orion Marine Group, Inc. *	12,511	146,629
Pike Electric Corp. *	7,832	64,771
Primoris Services Corp. (a)	10,256	84,202
Sterling Construction Co., Inc. *	7,552	97,119
Tutor Perini Corp.	12,190	276,835

		4,434,798

Construction Materials 0.1%
Headwaters, Inc. *	28,042	147,501
Texas Industries, Inc. (a)	9,443	375,170
United States Lime & Minerals, Inc. *	1,237	49,208

		571,879

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	25,458	155,803
Cash America International, Inc. (a)	13,681	550,387
Credit Acceptance Corp. *	2,571	145,390
Dollar Financial Corp. *	11,264	345,016
EZCORP, Inc., Class A *	21,226	570,979
First Cash Financial Services, Inc. *	13,980	461,200
First Marblehead Corp. (The) *(a)	26,437	58,161
Nelnet, Inc., Class A	12,106	271,417
Netspend Holdings, Inc. *(a)	14,475	206,993
World Acceptance Corp. *(a)	7,621	427,995

		3,193,341

Containers & Packaging 0.5%
AEP Industries, Inc. *	2,170	60,088
Boise, Inc. (a)	32,088	288,471
Graham Packaging Co., Inc. *	7,782	135,640
Graphic Packaging Holding Co. *	52,311	248,477
Myers Industries, Inc.	16,053	146,725
Rock-Tenn Co., Class A (a)	17,703	1,181,675
Silgan Holdings, Inc.	24,513	915,070

		2,976,146

Distributors 0.2%
Audiovox Corp., Class A *	8,522	61,188
Core-Mark Holding Co., Inc. *	4,973	168,286
Pool Corp.	23,064	562,301
Weyco Group, Inc. (a)	3,447	79,729

		871,504

Diversified Consumer Services 1.0%
American Public Education, Inc. *	8,362	280,629
Archipelago Learning, Inc. *	5,710	59,270
Bridgepoint Education, Inc. *(a)	9,344	170,621
Capella Education Co. *(a)	7,756	444,031
Coinstar, Inc. *	14,518	600,900
Corinthian Colleges, Inc. *(a)	39,831	210,308
CPI Corp.	2,385	47,461
Grand Canyon Education, Inc. *	14,106	255,177
K12, Inc. *	11,429	311,440
Lincoln Educational Services Corp.	7,079	106,893
Mac-Gray Corp.	5,509	81,148
Matthews International Corp., Class A	13,662	484,181
Pre-Paid Legal Services, Inc. *(a)	3,438	226,358
Regis Corp.	26,582	445,514
Sotheby’s	30,630	1,234,389
Steiner Leisure Ltd. *	6,865	304,257
Stewart Enterprises, Inc., Class A (a)	37,213	237,419
Universal Technical Institute, Inc.	9,595	175,109

		5,675,105

Diversified Financial Services 0.5%
Asta Funding, Inc.	5,392	41,384
Compass Diversified Holdings	16,883	291,569
Encore Capital Group, Inc. *	6,445	146,624
Life Partners Holdings, Inc. (a)	4,332	44,706
MarketAxess Holdings, Inc.	12,637	254,383
Marlin Business Services Corp. *	4,457	58,208
NewStar Financial, Inc. *	13,464	130,466
PHH Corp. *(a)	25,675	613,376
Pico Holdings, Inc. *	10,277	318,381
Portfolio Recovery Associates, Inc. *	7,832	565,001

		2,464,098

Diversified Telecommunication Services 0.7%
AboveNet, Inc.	10,307	613,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Diversified Telecommunication Services (continued)
Alaska Communications Systems Group, Inc. (a)	20,525	$188,830
Atlantic Tele-Network, Inc.	4,223	157,729
Cbeyond, Inc. *(a)	12,375	181,294
Cincinnati Bell, Inc. *	95,324	271,673
Cogent Communications Group, Inc. *	21,103	287,845
Consolidated Communications Holdings, Inc. (a)	11,555	205,101
General Communication, Inc., Class A *	19,501	236,157
Global Crossing Ltd. *	13,908	185,394
Globalstar, Inc. *(a)	33,301	44,623
Hughes Communications, Inc. *	4,361	266,108
IDT Corp., Class B (a)	6,534	150,478
Iridium Communications, Inc. *(a)	15,716	120,699
Neutral Tandem, Inc. *	15,081	228,025
PAETEC Holding Corp. *	57,710	227,955
Premiere Global Services, Inc. *	27,884	173,717
Vonage Holdings Corp. *	48,060	157,637

		3,697,150

Electric Utilities 1.2%
Allete, Inc.	14,283	527,186
Central Vermont Public Service Corp.	7,299	156,710
Cleco Corp.	27,360	855,274
El Paso Electric Co. *	20,118	542,180
Empire District Electric Co. (The) (a)	18,258	392,912
IDACORP, Inc.	21,735	812,237
MGE Energy, Inc.	10,519	428,123
Otter Tail Corp.	16,448	372,876
PNM Resources, Inc.	41,325	538,465
Portland General Electric Co.	34,383	768,116
UIL Holdings Corp.	22,675	684,558
Unisource Energy Corp.	16,426	588,215
Unitil Corp.	5,605	123,310

		6,790,162

Electrical Equipment 1.8%
A123 Systems, Inc. *(a)	33,112	299,995
Acuity Brands, Inc.	19,783	1,092,021
Advanced Battery Technologies, Inc. *(a)	32,086	119,681
American Superconductor Corp. *(a)	23,495	640,709
AZZ, Inc.	5,661	226,949
Belden, Inc.	21,549	749,043
Brady Corp., Class A	22,401	733,633
Broadwind Energy, Inc. *(a)	45,241	83,243
Capstone Turbine Corp. *(a)	111,040	126,586
Encore Wire Corp.	8,543	191,748
Ener1, Inc. *(a)	31,926	122,915
EnerSys *	22,107	725,552
Franklin Electric Co., Inc.	10,628	436,598
FuelCell Energy, Inc. *(a)	54,781	95,867
Generac Holdings, Inc. *	9,063	135,039
GrafTech International Ltd. *	55,125	1,157,625
II-VI, Inc. *	11,580	571,820
LaBarge, Inc. *	6,231	86,985
LSI Industries, Inc.	8,798	65,457
Polypore International, Inc. *	9,918	477,552
Powell Industries, Inc. *	4,133	156,682
PowerSecure International, Inc. *	8,819	64,555
Satcon Technology Corp. *	49,219	238,712
UQM Technologies, Inc. *(a)	18,353	50,104
Vicor Corp. (a)	9,074	133,660
Woodward, Inc.	27,933	942,040

		9,724,771

Electronic Equipment, Instruments & Components 2.5%
Agilysys, Inc. *	8,306	47,593
Anixter International, Inc.	12,854	813,273
Benchmark Electronics, Inc. *	29,402	558,344
Brightpoint, Inc. *	32,076	291,090
Checkpoint Systems, Inc. *	17,973	371,502
Cognex Corp.	18,313	573,929
Coherent, Inc. *	11,660	624,393
Comverge, Inc. *(a)	11,761	72,918
CPI International, Inc. *	3,457	67,066
CTS Corp.	15,973	181,134
Daktronics, Inc.	15,978	243,984
DDi Corp.	6,226	70,136
DTS, Inc. *	7,912	354,616
Echelon Corp. *	15,299	139,221
Electro Rent Corp.	7,633	112,663
Electro Scientific Industries, Inc. *	12,918	215,343
Fabrinet *	4,791	114,744
FARO Technologies, Inc. *	7,449	225,854
Gerber Scientific, Inc. *(a)	12,159	92,773
Insight Enterprises, Inc. *	21,247	295,758
IPG Photonics Corp. *	12,004	415,939
L-1 Identity Solutions, Inc. *	35,024	417,836
Littelfuse, Inc.	10,125	519,210
Maxwell Technologies, Inc. *	12,068	217,224
Measurement Specialties, Inc. *	6,675	179,825
Mercury Computer Systems, Inc. *	10,882	205,452
Methode Electronics, Inc.	17,188	203,162
Microvision, Inc. *(a)	48,540	91,741
MTS Systems Corp.	7,251	271,296
Multi-Fineline Electronix, Inc. *	4,821	139,327
Newport Corp. *	17,080	299,754
OSI Systems, Inc. *	7,389	280,708
Park Electrochemical Corp.	9,373	285,502
Plexus Corp. *(a)	18,725	506,324
Power-One, Inc. *(a)	31,775	339,992
Pulse Electronics Corp.	19,313	98,689
RadiSys Corp. *	11,403	96,469
Richardson Electronics Ltd.	7,800	100,932
Rofin-Sinar Technologies, Inc. *	13,097	512,093
Rogers Corp. *	7,193	307,717
Sanmina-SCI Corp. *	36,244	544,747
ScanSource, Inc. *	12,236	443,066
Smart Modular Technologies (WWH), Inc. *	23,856	161,267
Spectrum Control, Inc. *	5,809	77,027
SYNNEX Corp. *	10,192	340,311
TTM Technologies, Inc. *	37,111	590,065
Universal Display Corp. *	13,769	465,943
X-Rite, Inc. *(a)	15,446	68,889
Zygo Corp. *	8,671	94,340

		13,741,181

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Energy Equipment & Services 2.1%
Allis-Chalmers Energy, Inc. *	17,549	$133,021
Basic Energy Services, Inc. *	10,663	194,706
Bristow Group, Inc. *	16,581	853,756
Cal Dive International, Inc. *	43,196	265,223
CARBO Ceramics, Inc.	8,647	995,788
Complete Production Services, Inc. *	35,618	995,167
Dawson Geophysical Co. *	3,775	127,633
Dril-Quip, Inc. *	15,502	1,195,514
Global Industries Ltd. *	46,599	373,491
Gulf Island Fabrication, Inc.	6,628	179,486
Gulfmark Offshore, Inc., Class A *	11,011	423,373
Helix Energy Solutions Group, Inc. *	48,428	600,507
Hercules Offshore, Inc. *	53,457	176,943
Hornbeck Offshore Services, Inc. *	10,558	250,647
ION Geophysical Corp. *(a)	57,972	551,314
Key Energy Services, Inc. *	57,726	768,333
Lufkin Industries, Inc.	13,719	915,332
Matrix Service Co. *	13,346	150,276
Natural Gas Services Group, Inc. *	5,744	102,588
Newpark Resources, Inc. *	41,907	250,604
OYO Geospace Corp. *	1,849	177,190
Parker Drilling Co. *	53,238	231,053
PHI, Inc., Non-Voting Shares *	6,355	131,040
Pioneer Drilling Co. *	25,142	222,758
RPC, Inc. (a)	19,888	349,631
Seahawk Drilling, Inc. *(a)	5,328	37,003
Tesco Corp. *	13,981	213,420
TETRA Technologies, Inc. *	34,379	390,202
Vantage Drilling Co. *	71,147	132,333
Willbros Group, Inc. *	22,007	263,204

		11,651,536

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	8,409	326,101
Arden Group, Inc., Class A	655	51,896
Casey’s General Stores, Inc.	17,351	737,244
Fresh Market, Inc. (The) *	7,048	259,155
Ingles Markets, Inc., Class A	6,423	124,414
Nash Finch Co. (a)	5,817	219,126
Pantry, Inc. (The) *	10,551	175,885
PriceSmart, Inc.	7,429	271,084
Rite Aid Corp. *	263,541	337,333
Ruddick Corp.	20,036	675,213
Spartan Stores, Inc.	10,674	154,666
United Natural Foods, Inc. *	22,022	814,814
Village Super Market, Inc., Class A	3,101	97,402
Weis Markets, Inc.	5,048	199,547
Winn-Dixie Stores, Inc. *	25,588	163,252

		4,607,132

Food Products 1.2%
B&G Foods, Inc.	21,859	293,566
Calavo Growers, Inc. (a)	5,266	121,539
Cal-Maine Foods, Inc. (a)	6,426	182,241
Chiquita Brands International, Inc. *(a)	21,293	328,338
Darling International, Inc. *	37,534	508,586
Diamond Foods, Inc. (a)	10,086	501,980
Dole Food Co., Inc. *(a)	16,703	233,508
Farmer Bros Co.	3,726	48,326
Fresh Del Monte Produce, Inc.	18,446	487,897
Hain Celestial Group, Inc. (The) *	18,614	495,691
Imperial Sugar Co.	5,974	71,569
J&J Snack Foods Corp.	6,483	275,333
John B. Sanfilippo & Son, Inc. *	4,336	49,257
Lancaster Colony Corp. (a)	8,710	484,015
Limoneira Co. (a)	3,843	86,468
Pilgrim’s Pride Corp. *	24,183	168,797
Sanderson Farms, Inc. (a)	10,574	434,697
Seneca Foods Corp., Class A *	3,973	110,449
Smart Balance, Inc. *	32,864	131,620
Snyders-Lance, Inc.	11,863	246,039
Tootsie Roll Industries, Inc. (a)	10,797	298,645
TreeHouse Foods, Inc. *(a)	15,840	757,944

		6,316,505

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,393	171,766
Laclede Group, Inc. (The)	10,034	381,292
New Jersey Resources Corp.	18,487	775,715
Nicor, Inc.	20,258	1,022,421
Northwest Natural Gas Co.	11,930	531,601
Piedmont Natural Gas Co., Inc. (a)	32,011	898,229
South Jersey Industries, Inc.	13,394	699,703
Southwest Gas Corp.	20,484	762,824
WGL Holdings, Inc.	22,689	818,165

		6,061,716

Health Care Equipment & Supplies 3.1%
Abaxis, Inc. *	10,055	264,949
ABIOMED, Inc. *	14,147	138,641
Accuray, Inc. *	23,671	202,624
Align Technology, Inc. *	27,211	566,805
Alphatec Holdings, Inc. *(a)	23,277	56,098
American Medical Systems Holdings, Inc. *	34,493	673,303
Analogic Corp.	5,826	297,534
AngioDynamics, Inc. *	11,317	183,279
Antares Pharma, Inc. *	32,096	49,749
Arthrocare Corp. *	12,243	342,682
Atrion Corp.	696	116,691
Cantel Medical Corp.	5,942	126,505
Cerus Corp. *(a)	24,353	80,365
Conceptus, Inc. *	14,185	191,568
CONMED Corp. *	13,239	345,670
CryoLife, Inc. *	13,461	68,247
Cutera, Inc. *	6,804	55,657
Cyberonics, Inc. *	12,619	413,272
Cynosure, Inc., Class A *	5,058	55,208
Delcath Systems, Inc. *(a)	19,881	188,074
DexCom, Inc. *	28,700	404,814
Endologix, Inc. *	22,671	132,172
Exactech, Inc. *	4,021	67,110
Greatbatch, Inc. *	10,472	246,616
Haemonetics Corp. *	11,312	671,254

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Hansen Medical, Inc. *(a)	21,624	$34,815
HeartWare International, Inc. *	4,234	393,804
ICU Medical, Inc. *(a)	5,283	206,354
Immucor, Inc. *	32,065	633,925
Insulet Corp. *	20,437	348,042
Integra LifeSciences Holdings Corp. *	9,492	440,239
Invacare Corp.	13,169	363,991
IRIS International, Inc. *	7,912	78,250
Kensey Nash Corp. *	3,751	90,774
MAKO Surgical Corp. *	14,392	223,364
Masimo Corp.	23,796	713,285
Medical Action Industries, Inc. *	6,400	51,840
MELA Sciences, Inc. *(a)	11,719	31,641
Meridian Bioscience, Inc. (a)	18,396	403,608
Merit Medical Systems, Inc. *	12,799	189,041
Natus Medical, Inc. *	13,042	196,413
Neogen Corp. *	10,328	371,395
NuVasive, Inc. *(a)	18,123	506,447
NxStage Medical, Inc. *	12,472	299,827
OraSure Technologies, Inc. *	21,164	136,931
Orthofix International NV *	8,043	230,030
Orthovita, Inc. *	31,051	63,810
Palomar Medical Technologies, Inc. *(a)	8,606	127,885
Quidel Corp. *(a)	11,820	160,516
Rochester Medical Corp. *	4,948	52,869
RTI Biologics, Inc. *	25,404	68,083
Sirona Dental Systems, Inc. *	15,215	666,569
Solta Medical, Inc. *	29,652	81,543
SonoSite, Inc. *	6,657	223,409
Spectranetics Corp. *	15,816	72,754
Staar Surgical Co. *(a)	16,521	86,322
Stereotaxis, Inc. *(a)	14,590	49,022
STERIS Corp.	26,634	927,396
SurModics, Inc. *	8,177	96,489
Symmetry Medical, Inc. *	16,541	158,297
Syneron Medical Ltd. *	16,468	174,890
Synovis Life Technologies, Inc. *	5,114	76,633
TomoTherapy, Inc. *	23,423	78,233
Unilife Corp. *(a)	22,732	110,250
Vascular Solutions, Inc. *	7,582	80,218
Volcano Corp. *	23,002	604,033
West Pharmaceutical Services, Inc.	15,138	605,369
Wright Medical Group, Inc. *	17,576	261,179
Young Innovations, Inc. (a)	2,564	76,971
Zoll Medical Corp. *	9,698	401,012

		17,186,655

Health Care Providers & Services 3.1%
Accretive Health, Inc. *(a)	5,382	97,629
Air Methods Corp. *	5,105	261,580
Alliance HealthCare Services, Inc. *	12,958	54,294

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)
Allied Healthcare International, Inc. *	22,400	$54,208
Almost Family, Inc. *	3,759	125,513
Amedisys, Inc. *	12,953	441,568
America Service Group, Inc.	4,500	75,915
American Dental Partners, Inc. *	7,756	98,579
AMERIGROUP Corp. *	23,391	1,224,987
AMN Healthcare Services, Inc. *	19,990	115,942
Amsurg Corp. *	14,316	301,638
Assisted Living Concepts, Inc., Class A *	4,459	146,790
Bio-Reference Labs, Inc. *(a)	10,888	251,404
BioScrip, Inc. *	17,871	92,572
Capital Senior Living Corp. *	13,191	90,094
CardioNet, Inc. *	11,236	48,877
Catalyst Health Solutions, Inc. *	17,253	748,780
Centene Corp. *	22,493	623,506
Chemed Corp.	10,345	643,769
Chindex International, Inc. *(a)	6,150	96,186
Continucare Corp. *	13,768	56,036
CorVel Corp. *	3,189	160,981
Cross Country Healthcare, Inc. *(a)	14,875	107,100
Emeritus Corp. *	10,574	201,963
Ensign Group, Inc. (The)	6,516	157,427
ExamWorks Group, Inc. *	5,270	115,308
Five Star Quality Care, Inc. *	15,568	97,456
Genoptix, Inc. *	8,081	201,702
Gentiva Health Services, Inc. *	13,549	311,898
Hanger Orthopedic Group, Inc. *	11,859	243,702
HealthSouth Corp. *	42,769	967,435
Healthspring, Inc. *	26,405	802,448
Healthways, Inc. *	15,631	187,103
HMS Holdings Corp. *	12,412	798,588
IPC The Hospitalist Co., Inc. *	7,432	275,950
Kindred Healthcare, Inc. *	18,312	342,617
Landauer, Inc.	4,278	248,338
LCA-Vision, Inc. *	9,667	65,446
LHC Group, Inc. *	7,167	190,642
Magellan Health Services, Inc. *	15,044	728,280
Medcath Corp. *	9,845	131,825
Metropolitan Health Networks, Inc. *	18,814	86,168
Molina Healthcare, Inc. *	7,025	215,386
MWI Veterinary Supply, Inc. *	5,621	349,401
National HealthCare Corp. (a)	4,091	181,109
Owens & Minor, Inc.	28,658	846,271
PharMerica Corp. *	14,250	161,167
Providence Service Corp. (The) *	6,145	87,443
PSS World Medical, Inc. *(a)	26,159	623,369
RehabCare Group, Inc. *	11,292	277,331
Rural/Metro Corp. *(a)	8,957	124,861
Select Medical Holdings Corp. *	22,969	154,811
Skilled Healthcare Group, Inc., Class A *	9,699	104,167
Sun Healthcare Group, Inc. *	11,953	149,353
Sunrise Senior Living, Inc. *	26,351	210,808
Team Health Holdings, Inc. *	7,121	110,091
Triple-S Management Corp., Class B *	9,407	173,653
U.S. Physical Therapy, Inc. *	4,881	92,739
Universal American Corp.	14,567	294,108
WellCare Health Plans, Inc. *	19,384	579,582

		16,807,894

Health Care Technology 0.5%
athenahealth, Inc. *(a)	15,347	659,000
Computer Programs & Systems, Inc.	4,483	232,668
MedAssets, Inc. *	20,229	397,095
Medidata Solutions, Inc. *	8,571	213,847
MedQuist, Inc. (a)	5,498	51,241
Merge Healthcare, Inc. *	24,448	104,637
Omnicell, Inc. *	14,988	208,858
Quality Systems, Inc.	8,686	693,490
Transcend Services, Inc. *	4,145	76,392
Vital Images, Inc. *	6,944	92,286

		2,729,514

Hotels, Restaurants & Leisure 2.4%
AFC Enterprises, Inc. *	12,121	180,603
Ambassadors Group, Inc.	9,009	99,459
Ameristar Casinos, Inc.	13,055	200,525
Biglari Holdings, Inc. *	667	286,810
BJ’s Restaurants, Inc. *	10,321	364,641
Bob Evans Farms, Inc.	14,234	448,086
Boyd Gaming Corp. *(a)	25,112	272,214
Bravo Brio Restaurant Group, Inc. *	5,116	83,391
Buffalo Wild Wings, Inc. *(a)	8,238	360,577
California Pizza Kitchen, Inc. *	8,961	143,466
CEC Entertainment, Inc. *	9,542	352,577
Cheesecake Factory, Inc. (The) *	27,675	816,689
Churchill Downs, Inc.	5,328	220,632
Cracker Barrel Old Country Store, Inc.	10,951	563,757
Denny’s Corp. *	45,598	172,360
DineEquity, Inc. *	8,208	423,369
Domino’s Pizza, Inc. *	16,936	277,750
Gaylord Entertainment Co. *	16,009	533,740
Interval Leisure Group, Inc. *	18,309	286,902
Isle of Capri Casinos, Inc. *(a)	7,714	72,666
Jack in the Box, Inc. *	24,646	540,733
Jamba, Inc. *(a)	27,589	60,420
Krispy Kreme Doughnuts, Inc. *	27,043	177,132
Life Time Fitness, Inc. *	19,140	763,303
Marcus Corp.	9,990	118,381
McCormick & Schmick’s Seafood Restaurants, Inc. *	7,889	71,001
Monarch Casino & Resort, Inc. *	4,954	53,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Morgans Hotel Group Co. *	10,873	$98,238
Multimedia Games, Inc. *	14,237	75,883
O’Charleys, Inc. *	8,667	59,976
Orient-Express Hotels Ltd., Class A *(a)	47,710	580,154
P.F. Chang’s China Bistro, Inc.	10,656	490,602
Papa John’s International, Inc. *	9,648	276,898
Peet’s Coffee & Tea, Inc. *(a)	5,343	203,889
Pinnacle Entertainment, Inc. *	26,396	398,052
Red Robin Gourmet Burgers, Inc. *	7,317	151,023
Ruby Tuesday, Inc. *	29,925	403,389
Ruth’s Hospitality Group, Inc. *	14,286	66,573
Scientific Games Corp., Class A *	29,730	306,814
Shuffle Master, Inc. *	24,654	254,799
Sonic Corp. *	28,250	270,917
Speedway Motorsports, Inc.	6,120	88,618
Texas Roadhouse, Inc. *	26,250	436,275
Vail Resorts, Inc. *(a)	16,604	797,822

		12,904,807

Household Durables 0.7%
American Greetings Corp., Class A	17,997	391,075
Beazer Homes USA, Inc. *(a)	34,964	187,057
Blyth, Inc.	2,793	93,901
Cavco Industries, Inc. *	3,121	128,554
CSS Industries, Inc.	3,932	72,192
Ethan Allen Interiors, Inc.	11,625	260,400
Furniture Brands International, Inc. *	22,089	99,400
Helen of Troy Ltd. *	14,027	393,738
Hooker Furniture Corp.	5,300	71,073
Hovnanian Enterprises, Inc., Class A *(a)	23,941	105,819
iRobot Corp. *	9,735	262,845
Kid Brands, Inc. *	5,885	53,612
La-Z-Boy, Inc. *	23,483	195,379
Libbey, Inc. *	9,508	145,187
Lifetime Brands, Inc. *	4,405	53,433
M/I Homes, Inc. *	8,681	127,263
Meritage Homes Corp. *(a)	14,633	335,974
Ryland Group, Inc.	20,714	368,709
Sealy Corp. *(a)	22,536	59,720
Skyline Corp. (a)	3,530	70,918
Standard Pacific Corp. *(a)	49,229	216,608
Universal Electronics, Inc. *	6,455	169,960

		3,862,817

Household Products 0.2%
Central Garden and Pet Co., Class A *	26,217	248,537
Oil-Dri Corp of America	2,682	51,173
Spectrum Brands Holdings, Inc. *	8,453	277,089
WD-40 Co. (a)	7,522	296,141

		872,940

Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. *	46,841	294,630

Industrial Conglomerates 0.2%
Raven Industries, Inc.	7,421	350,568
Seaboard Corp.	148	296,296
Standex International Corp.	5,996	199,966
Tredegar Corp.	11,008	205,960

		1,052,790

Information Technology Services 2.0%
Acxiom Corp. *	31,665	545,588
CACI International, Inc., Class A *	13,901	771,366
Cardtronics, Inc. *	12,320	210,549
Cass Information Systems, Inc.	3,953	143,296
CIBER, Inc. *	28,772	131,200
Computer Task Group, Inc. *	6,938	82,077
CSG Systems International, Inc. *	15,528	302,020
Echo Global Logistics, Inc. *(a)	4,963	57,670
Euronet Worldwide, Inc. *	22,430	410,245
ExlService Holdings, Inc. *	7,082	134,983
Forrester Research, Inc.	6,659	237,327
Global Cash Access Holdings, Inc. *	23,894	72,877
Heartland Payment Systems, Inc.	17,297	273,293
iGate Corp.	10,756	165,642
Integral Systems, Inc. *	8,716	106,248
Jack Henry & Associates, Inc.	39,002	1,152,899
Lionbridge Technologies, Inc. *	27,879	107,055
Mantech International Corp., Class A *	10,069	404,824
MAXIMUS, Inc.	8,050	546,193
MoneyGram International, Inc. *(a)	39,232	96,903
NCI, Inc., Class A *	3,060	64,260
Online Resources Corp. *	13,434	90,276
Sapient Corp.	47,576	568,533
SRA International, Inc., Class A *	19,938	531,946
Syntel, Inc.	6,056	337,743
TeleTech Holdings, Inc. *	14,208	304,193
Tier Technologies, Inc. *	7,200	41,688
TNS, Inc. *	12,002	212,195
Unisys Corp. *	19,750	559,518
VeriFone Systems, Inc. *	39,099	1,561,614
Virtusa Corp. *	6,500	104,650
Wright Express Corp. *	17,749	839,883

		11,168,754

Insurance 2.5%
Alterra Capital Holdings Ltd.	44,156	951,562
American Equity Investment Life Holding Co.	27,257	345,619
American Safety Insurance Holdings Ltd. *	4,965	99,598
AMERISAFE, Inc. *	9,300	165,633
Amtrust Financial Services, Inc. (a)	10,188	188,580
Argo Group International Holdings Ltd.	14,143	503,774
Baldwin & Lyons, Inc., Class B (a)	3,969	89,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Citizens, Inc. *	17,172	$122,436
CNA Surety Corp. *	8,210	197,286
CNO Financial Group, Inc. *	93,986	594,931
Delphi Financial Group, Inc., Class A	21,845	628,699
Donegal Group, Inc., Class A	5,517	71,445
eHealth, Inc. *	11,006	133,173
EMC Insurance Group, Inc. (a)	2,397	53,861
Employers Holdings, Inc.	17,574	295,067
Enstar Group Ltd. *	3,158	261,388
FBL Financial Group, Inc., Class A	6,375	177,289
First American Financial Corp.	47,520	737,035
First Mercury Financial Corp.	6,519	107,238
Flagstone Reinsurance Holdings SA	23,747	291,138
FPIC Insurance Group, Inc. *	4,424	158,202
Global Indemnity PLC *	6,616	131,758
Greenlight Capital Re Ltd., Class A *	12,942	365,870
Hallmark Financial Services *	7,178	60,941
Harleysville Group, Inc.	5,127	181,137
Hilltop Holdings, Inc. *	18,364	180,151
Horace Mann Educators Corp.	18,144	313,528
Infinity Property & Casualty Corp.	5,752	343,624
Kansas City Life Insurance Co. (a)	2,449	77,266
Maiden Holdings Ltd.	23,200	185,600
Meadowbrook Insurance Group, Inc.	24,732	234,707
Montpelier Re Holdings Ltd.	30,568	606,775
National Financial Partners Corp. *	19,403	246,030
National Interstate Corp.	3,023	63,543
National Western Life Insurance Co., Class A (a)	1,019	176,267
Navigators Group, Inc. (The) *	5,536	270,932
Phoenix Cos., Inc. (The) *	53,365	136,614
Platinum Underwriters Holdings Ltd.	18,622	823,092
Presidential Life Corp.	11,620	110,158
Primerica, Inc. (a)	10,858	262,764
ProAssurance Corp. *	13,796	809,411
RLI Corp.	8,176	440,441
Safety Insurance Group, Inc.	5,825	277,212
SeaBright Holdings, Inc.	10,563	102,567
Selective Insurance Group, Inc.	24,779	440,571
State Auto Financial Corp.	6,792	103,578
Stewart Information Services Corp. (a)	8,269	94,349
Tower Group, Inc.	17,298	450,440
United Fire & Casualty Co.	10,486	210,192

		13,872,655

Internet & Catalog Retail 0.4%
Blue Nile, Inc. *(a)	5,750	326,888
Drugstore.Com, Inc. *(a)	42,718	75,397
Gaiam, Inc., Class A	7,800	59,514
HSN, Inc. *	17,952	505,528
NutriSystem, Inc. (a)	12,865	243,920
Orbitz Worldwide, Inc. *	9,458	48,520
Overstock.com, Inc. *(a)	6,754	100,770
PetMed Express, Inc. (a)	10,598	159,924
Shutterfly, Inc. *	12,191	405,838
US Auto Parts Network, Inc. *	6,579	54,606
Vitacost.com, Inc. *(a)(b)	7,260	20,691

		2,001,596

Ancestry.com, Inc. *	8,704	309,862
comScore, Inc. *	10,425	249,783
Constant Contact, Inc. *(a)	13,039	364,962
DealerTrack Holdings, Inc. *	18,360	362,885
Dice Holdings, Inc. *	8,122	106,073
Digital River, Inc. *	18,134	575,573
EarthLink, Inc.	49,781	424,632
GSI Commerce, Inc. *	30,468	701,983
InfoSpace, Inc. *	16,487	134,864
Internap Network Services Corp. *	24,220	176,564
IntraLinks Holdings, Inc. *	5,528	111,887
j2 Global Communications, Inc. *	20,727	572,065
Keynote Systems, Inc.	6,126	106,776
KIT Digital, Inc. *(a)	13,533	186,485
Knot, Inc. (The) *	14,701	162,887
Limelight Networks, Inc. *	21,354	133,142
Liquidity Services, Inc. *	6,810	97,179
LivePerson, Inc. *(a)	21,212	232,696
Local.com Corp. *(a)	11,338	46,032
LogMeIn, Inc. *(a)	6,883	265,202
LoopNet, Inc. *	8,712	89,472
Marchex, Inc., Class B	10,028	95,467
ModusLink Global Solutions, Inc. *	22,548	138,219
Move, Inc. *	72,817	163,838
NIC, Inc.	25,800	263,934
OpenTable, Inc. *(a)	7,179	564,413
Openwave Systems, Inc. *(a)	41,215	83,666
Perficient, Inc. *	10,347	120,956
QuinStreet, Inc. *(a)	4,805	108,161
Rackspace Hosting, Inc. *(a)	44,250	1,482,818
RealNetworks, Inc. *	38,388	144,339
RightNow Technologies, Inc. *	9,960	258,263
Saba Software, Inc. *	13,786	89,747
SAVVIS, Inc. *	17,160	528,013
Stamps.com, Inc.	4,892	62,226
support.com, Inc. *	22,484	124,561
Terremark Worldwide, Inc. *(a)	26,754	506,721
Travelzoo, Inc. *	2,621	123,187
United Online, Inc.	41,569	293,893
ValueClick, Inc. *	37,613	526,958
Vocus, Inc. *	7,740	200,698
Zix Corp. *	27,191	122,360

		11,413,442

Leisure Equipment & Products 0.6%
Arctic Cat, Inc. *	6,152	98,555
Brunswick Corp.	40,791	812,557
Callaway Golf Co.	29,690	218,221
Eastman Kodak Co. *(a)	121,814	445,839
JAKKS Pacific, Inc. *(a)	12,920	223,387
Leapfrog Enterprises, Inc. *	16,266	62,787
Polaris Industries, Inc.	14,153	1,088,649
RC2 Corp. *	10,385	211,023
Smith & Wesson Holding Corp. *(a)	28,300	100,465
Steinway Musical Instruments, Inc. *	2,826	54,005
Sturm Ruger & Co., Inc.	8,775	130,835

		3,446,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 0.7%
Accelrys, Inc. *	25,726	$211,468
Affymetrix, Inc. *	32,950	159,807
Albany Molecular Research, Inc. *	11,102	55,399
Bruker Corp. *	33,000	577,500
Caliper Life Sciences, Inc. *(a)	21,050	135,562
Cambrex Corp. *	15,719	71,679
Dionex Corp. *	8,077	952,924
Enzo Biochem, Inc. *	15,962	79,171
eResearchTechnology, Inc. *	22,574	145,151
Furiex Pharmaceuticals, Inc. *	4,411	73,664
Kendle International, Inc. *	7,355	83,553
Luminex Corp. *	16,988	288,456
Pacific Biosciences of California, Inc. *(a)	6,767	106,919
Parexel International Corp. *	26,896	624,256
Pure Bioscience *(a)	22,466	45,157
Sequenom, Inc. *(a)	45,331	310,517

		3,921,183

Machinery 3.3%
3D Systems Corp. *	8,572	244,645
Actuant Corp., Class A	31,055	861,155
Alamo Group, Inc.	2,951	76,578
Albany International Corp., Class A	12,633	284,874
Altra Holdings, Inc. *	12,591	263,278
American Railcar Industries, Inc. *	4,422	83,885
Ampco-Pittsburgh Corp.	4,058	101,085
ArvinMeritor, Inc. *	43,070	941,510
Astec Industries, Inc. *(a)	9,145	275,265
Badger Meter, Inc. (a)	6,780	277,912
Barnes Group, Inc.	22,648	448,883
Blount International, Inc. *	21,907	328,824
Briggs & Stratton Corp. (a)	23,208	463,464
Cascade Corp.	4,150	195,340
Chart Industries, Inc. *	13,237	480,768
CIRCOR International, Inc.	7,802	315,123
Clarcor, Inc.	22,927	989,988
Colfax Corp. *	11,250	209,700
Columbus Mckinnon Corp. *	8,848	149,266
Commercial Vehicle Group, Inc. *	11,161	180,139
Douglas Dynamics, Inc.	5,100	74,358
Dynamic Materials Corp.	6,086	120,199
Energy Recovery, Inc. *(a)	19,393	66,324
EnPro Industries, Inc. *	9,345	387,911
ESCO Technologies, Inc.	12,034	436,594
Federal Signal Corp.	28,566	198,819
Flow International Corp. *(a)	23,152	86,820
Force Protection, Inc. *	33,338	184,693
FreightCar America, Inc.	5,552	158,343
Gorman-Rupp Co. (The)	5,600	177,968
Graham Corp.	4,500	104,400
Greenbrier Cos., Inc. *	10,055	238,002
John Bean Technologies Corp.	12,909	233,007
Kadant, Inc. *(a)	5,800	122,728
Kaydon Corp.	15,317	592,921
LB Foster Co., Class A *	4,730	188,018
Lindsay Corp. (a)	5,639	366,986
Lydall, Inc. *	8,306	66,448
Met-Pro Corp.	6,881	74,659
Middleby Corp. *(a)	7,609	622,492
Miller Industries, Inc.	4,693	71,615
Mueller Industries, Inc.	17,420	569,634
Mueller Water Products, Inc., Class A	70,889	283,556
NACCO Industries, Inc., Class A	2,650	265,663
Nordson Corp.	15,540	1,434,497
PMFG, Inc. *(a)	6,949	113,825
RBC Bearings, Inc. *	9,886	343,736
Robbins & Myers, Inc.	17,627	732,049
Sauer-Danfoss, Inc. *	5,302	151,902
Sun Hydraulics Corp.	5,698	212,421
Tecumseh Products Co., Class A *	9,648	116,548
Tennant Co.	8,518	343,616
Titan International, Inc.	16,250	308,750
Trimas Corp. *	6,836	130,157
Twin Disc, Inc.	4,034	131,387
Wabash National Corp. *	31,364	356,295
Watts Water Technologies, Inc., Class A	13,230	475,883
Xerium Technologies, Inc. *(a)	3,654	72,167

		17,787,073

Marine 0.1%
Baltic Trading Ltd.	7,732	64,098
Eagle Bulk Shipping, Inc. *(a)	28,524	116,663
Excel Maritime Carriers Ltd. *(a)	18,280	82,809
Genco Shipping & Trading Ltd. *(a)	12,877	148,858
Horizon Lines, Inc., Class A	15,436	76,408
International Shipholding Corp.	2,773	69,492
Ultrapetrol Bahamas Ltd. *(a)	10,972	57,603

		615,931

Media 1.2%
AH Belo Corp., Class A *(a)	8,498	68,919
Arbitron, Inc.	12,100	504,449
Ascent Media Corp., Class A *	6,879	261,677
Ballantyne Strong, Inc. *(a)	6,574	49,436
Belo Corp., Class A *	41,945	282,709
Carmike Cinemas, Inc. *	5,269	34,459
Cinemark Holdings, Inc.	25,903	439,056
CKX, Inc. *	25,774	81,961
Cumulus Media, Inc., Class A *	11,756	44,908
Dex One Corp. *	22,841	125,625
E.W. Scripps Co. (The), Class A *(a)	15,157	137,626
Entercom Communications Corp., Class A *	11,650	114,170
Entravision Communications Corp., Class A *	23,388	50,518
Fisher Communications, Inc. *	3,330	80,386
Global Sources Ltd. *(a)	8,965	88,664
Gray Television, Inc. *	24,594	48,696
Harte-Hanks, Inc.	17,765	221,530
Journal Communications, Inc., Class A *	20,560	98,688
Knology, Inc. *	14,075	205,917
Lee Enterprises, Inc. *(a)	22,789	65,632
LIN TV Corp., Class A *	14,630	70,517
Lions Gate Entertainment Corp. *	31,588	195,846
Live Nation Entertainment, Inc. *	65,108	677,123
LodgeNet Interactive Corp. *(a)	11,838	40,723

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Martha Stewart Living Omnimedia, Class A *(a)	12,275	47,504
McClatchy Co. (The), Class A *(a)	27,450	139,995
Media General, Inc., Class A *(a)	10,548	52,951
Mediacom Communications Corp., Class A *	19,073	167,175
National CineMedia, Inc.	25,092	442,623
Playboy Enterprises, Inc., Class B *	10,627	65,250
Rentrak Corp. *	4,363	119,743
Scholastic Corp. (a)	12,686	377,155
Sinclair Broadcast Group, Inc., Class A	21,470	188,292
SuperMedia, Inc. *(a)	6,364	45,248
Valassis Communications, Inc. *(a)	22,928	695,635
Warner Music Group Corp. *	20,951	109,574
World Wrestling Entertainment, Inc., Class A (a)	10,839	130,610

		6,570,990

Metals & Mining 1.9%
Allied Nevada Gold Corp. *(a)	34,321	907,447
AM Castle & Co. *	7,527	118,099
AMCOL International Corp.	10,819	$323,705
Brush Engineered Materials, Inc. *	9,260	323,915
Capital Gold Corp. *	29,105	139,413
Century Aluminum Co. *	29,705	441,713
Coeur d’Alene Mines Corp. *	40,179	939,385
General Moly, Inc. *	32,480	165,323
Globe Specialty Metals, Inc.	27,901	512,262
Golden Star Resources Ltd. *	118,924	438,830
Haynes International, Inc.	5,638	274,683
Hecla Mining Co. *	126,860	1,141,740
Horsehead Holding Corp. *	20,231	257,136
Jaguar Mining, Inc. *(a)	38,390	228,804
Kaiser Aluminum Corp.	7,141	340,697
Metals USA Holdings Corp. *	5,350	81,320
Molycorp, Inc. *(a)	11,749	549,971
Noranda Aluminum Holding Corp. *	6,041	89,346
Olympic Steel, Inc.	4,213	115,310
RTI International Metals, Inc. *	13,576	392,211
Stillwater Mining Co. *	20,089	435,530
Thompson Creek Metals Co., Inc. *	75,561	1,023,096
Universal Stainless & Alloy *	3,221	103,072
US Energy Corp. Wyoming *	12,304	74,562
US Gold Corp. *(a)	40,581	259,718
Worthington Industries, Inc.	26,043	494,817

		10,172,105

Multiline Retail 0.4%
99 Cents Only Stores *	20,836	310,456
Bon-Ton Stores, Inc. (The) *	6,295	69,812
Dillard’s, Inc., Class A	18,491	734,463
Fred’s, Inc., Class A	18,229	244,815
Retail Ventures, Inc. *	10,558	159,215
Saks, Inc. *	62,153	728,433
Tuesday Morning Corp. *	14,541	71,978

		2,319,172

Multi-Utilities 0.4%
Avista Corp.	25,276	572,501
Black Hills Corp.	17,748	550,366
CH Energy Group, Inc.	7,277	353,735
NorthWestern Corp.	16,637	469,829

		1,946,431

Oil, Gas & Consumable Fuels 4.5%
Abraxas Petroleum Corp. *(a)	32,893	157,557
Amyris, Inc. *(a)	2,906	91,713
Apco Oil and Gas International, Inc. (a)	4,241	264,002
Approach Resources, Inc. *	8,101	216,054
ATP Oil & Gas Corp. *(a)	20,203	342,643
Berry Petroleum Co., Class A (a)	23,306	1,087,691
Bill Barrett Corp. *	20,860	854,843
BPZ Resources, Inc. *(a)	44,247	254,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Brigham Exploration Co. *	53,213	$1,575,637
Callon Petroleum Co. *(a)	13,422	116,906
CAMAC Energy, Inc. *(a)	27,828	49,812
Carrizo Oil & Gas, Inc. *	16,170	547,355
Cheniere Energy, Inc. *(a)	28,173	205,945
Clayton Williams Energy, Inc. *	2,727	241,749
Clean Energy Fuels Corp. *(a)	21,650	256,986
Cloud Peak Energy, Inc. *	14,386	327,569
Contango Oil & Gas Co. *	5,360	310,880
Crosstex Energy, Inc.	19,194	162,381
CVR Energy, Inc. *	14,406	249,512
Delek US Holdings, Inc.	7,261	60,484
Delta Petroleum Corp. *(a)	87,897	63,637
DHT Holdings, Inc.	25,937	132,019
Endeavour International Corp. *(a)	10,691	133,424
Energy Partners Ltd. *	13,677	220,063
Energy XXI Bermuda Ltd. *	33,702	970,955
FX Energy, Inc. *	21,483	195,495
Gastar Exploration Ltd. *	27,304	114,950
General Maritime Corp. (a)	35,782	109,493
GeoResources, Inc. *	7,832	216,476
GMX Resources, Inc. *(a)	14,882	77,684
Golar LNG Ltd.	17,239	300,821
Goodrich Petroleum Corp. *(a)	11,037	234,205
Green Plains Renewable Energy, Inc. *	9,334	104,074
Gulfport Energy Corp. *	12,365	296,018
Harvest Natural Resources, Inc. *	15,403	171,281
Houston American Energy Corp. (a)	8,571	133,965
International Coal Group, Inc. *	59,590	551,207
James River Coal Co. *	12,620	283,761
Knightsbridge Tankers Ltd. (a)	11,539	277,109
Kodiak Oil & Gas Corp. *	81,601	518,166
L&L Energy, Inc. *(a)	8,368	71,128
Magnum Hunter Resources Corp. *(a)	24,225	170,544
McMoRan Exploration Co. *	43,665	683,357
Miller Petroleum, Inc. *	11,317	57,151
Nordic American Tanker Shipping (a)	21,637	529,025
Northern Oil and Gas, Inc. *	24,768	682,854
Oasis Petroleum, Inc. *	22,105	706,697
Overseas Shipholding Group, Inc.	11,905	395,722
Panhandle Oil and Gas, Inc., Class A (a)	3,344	89,452
Patriot Coal Corp. *	35,861	938,482
Penn Virginia Corp.	20,606	358,132
Petrocorp, Inc. *	1,500	0
Petroleum Development Corp. *	10,744	488,959
PetroQuest Energy, Inc. *(a)	26,060	204,310
RAM Energy Resources, Inc. *	26,253	44,368
Rentech, Inc. *(a)	105,188	129,381
Resolute Energy Corp. *(a)	17,494	316,641
REX American Resources Corp. *	3,747	56,430
Rex Energy Corp. *	14,685	176,734
Rosetta Resources, Inc. *	24,128	963,914
Scorpio Tankers, Inc. *	9,107	89,340
Ship Finance International Ltd.	20,787	415,948
Stone Energy Corp. *	19,569	454,979
Swift Energy Co. *	19,118	815,574
Syntroleum Corp. *	33,111	50,991
Teekay Tankers Ltd., Class A (a)	15,261	182,369
TransAtlantic Petroleum Ltd. *	68,109	195,473
Uranium Energy Corp. *(a)	28,803	150,640
USEC, Inc. *	51,736	287,135
VAALCO Energy, Inc. *	23,893	173,941
Venoco, Inc. *	9,080	189,409
W&T Offshore, Inc.	15,929	324,155
Warren Resources, Inc. *	33,481	186,824
Western Refining, Inc. *(a)	24,058	293,026
World Fuel Services Corp.	31,504	1,182,660

		24,534,687

Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	18,017	453,308
Clearwater Paper Corp. *	5,262	416,119
Deltic Timber Corp.	4,926	295,511
KapStone Paper and Packaging Corp. *	17,544	298,774
Louisiana-Pacific Corp. *	58,531	587,651
Neenah Paper, Inc.	6,700	129,042
P.H. Glatfelter Co.	20,947	251,993
Schweitzer-Mauduit International, Inc.	8,391	503,124
Wausau Paper Corp.	22,721	194,719

		3,130,241

Personal Products 0.3%
Elizabeth Arden, Inc. *	11,247	287,811
Female Health Co. (The) (a)	8,284	42,663
Inter Parfums, Inc.	6,662	118,850
Medifast, Inc. *(a)	6,374	152,466
Nu Skin Enterprises, Inc., Class A (a)	22,423	674,484
Nutraceutical International Corp. *	4,500	62,415
Prestige Brands Holdings, Inc. *	19,330	213,403
Revlon, Inc., Class A *	4,985	48,554
Schiff Nutrition International, Inc.	6,016	44,639
Synutra International, Inc. *(a)	8,865	104,784
USANA Health Sciences, Inc. *	2,857	108,337

		1,858,406

Pharmaceuticals 1.6%
Aegerion Pharmaceuticals, Inc. *	3,396	40,412
Akorn, Inc. *(a)	27,074	135,370
Alexza Pharmaceuticals, Inc. *(a)	21,432	30,433
Ardea Biosciences, Inc. *	7,206	191,103
Auxilium Pharmaceuticals, Inc. *	19,483	442,069
AVANIR Pharmaceuticals, Inc., Class A *(a)	42,276	171,218
BioMimetic Therapeutics, Inc. *(a)	8,611	111,685
BMP Sunstone Corp. *	13,562	134,806
Cadence Pharmaceuticals, Inc. *(a)	15,931	123,704
Corcept Therapeutics, Inc. *(a)	16,351	66,222
Depomed, Inc. *	25,400	212,852
Durect Corp. *	41,197	128,535
Eurand NV *	8,616	102,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

	Shares	Market Value
Pharmaceuticals (continued)
Hi-Tech Pharmacal Co., Inc. *(a)	4,638	$105,839
Impax Laboratories, Inc. *	28,833	669,502
Inspire Pharmaceuticals, Inc. *	27,850	110,008
Jazz Pharmaceuticals, Inc. *	7,122	159,248
MAP Pharmaceuticals, Inc. *	7,662	117,803
Medicines Co. (The) *	24,903	390,479
Medicis Pharmaceutical Corp., Class A	27,628	702,580
Nektar Therapeutics *	52,703	590,801
Obagi Medical Products, Inc. *	8,358	88,762
Optimer Pharmaceuticals, Inc. *	15,773	173,503
Pain Therapeutics, Inc. *	17,356	107,434
Par Pharmaceutical Cos., Inc. *	16,152	576,949
Pozen, Inc. *	12,115	73,296
Questcor Pharmaceuticals, Inc. *	25,167	389,082
Salix Pharmaceuticals Ltd. *	26,090	1,068,907
Santarus, Inc. *	25,009	81,654
Somaxon Pharmaceuticals, Inc. *(a)	16,082	48,568
SuperGen, Inc. *	26,927	81,050
ViroPharma, Inc. *	35,587	583,627
Vivus, Inc. *(a)	36,884	330,112
XenoPort, Inc. *	15,825	124,701

		8,465,275

Professional Services 1.2%
Acacia Research - Acacia Technologies *	15,648	381,811
Administaff, Inc.	9,880	279,802
Advisory Board Co. (The) *	7,042	348,297
Barrett Business Services, Inc.	3,778	55,612
CBIZ, Inc. *	18,215	126,959
CDI Corp.	5,737	92,136
Corporate Executive Board Co. (The)	15,767	612,706
CoStar Group, Inc. *(a)	9,406	529,370
CRA International, Inc. *	5,184	125,867
Dolan Co. (The) *	14,300	196,053
Exponent, Inc. *	6,359	233,502
GP Strategies Corp. *	6,945	68,686
Heidrick & Struggles International, Inc.	8,127	217,722
Hill International, Inc. *	12,840	83,460
Hudson Highland Group, Inc. *	16,194	89,391
Huron Consulting Group, Inc. *	10,102	258,712
ICF International, Inc. *	8,008	193,033
Kelly Services, Inc., Class A *	12,148	239,012
Kforce, Inc. *	14,147	252,948
Korn/Ferry International *	21,288	498,139
Mistras Group, Inc. *	6,976	99,687
Navigant Consulting, Inc. *	23,087	235,257
On Assignment, Inc. *	17,643	139,380
Resources Connection, Inc.	21,172	424,287
School Specialty, Inc. *	8,979	117,176
SFN Group, Inc. *	24,633	238,447
TrueBlue, Inc. *	20,078	342,531
VSE Corp.	1,978	59,162

		6,539,145

Real Estate Investment Trusts (REITs) 7.5%
Acadia Realty Trust	18,266	337,556
Agree Realty Corp. (a)	4,256	98,952
Alexander’s, Inc.	939	380,004
American Campus Communities, Inc.	29,460	952,736
American Capital Agency Corp.	41,685	1,195,943
Anworth Mortgage Asset Corp.	51,787	355,777
Apollo Commercial Real Estate Finance, Inc.	10,087	165,729
Ashford Hospitality Trust, Inc. *	21,849	213,028
Associated Estates Realty Corp.	19,493	288,691
BioMed Realty Trust, Inc.	59,102	1,054,971
Campus Crest Communities, Inc.	14,847	195,980
CapLease, Inc.	27,398	151,237
Capstead Mortgage Corp.	31,215	396,743
CBL & Associates Properties, Inc.	63,103	1,076,537
Cedar Shopping Centers, Inc.	28,092	169,957
Chatham Lodging Trust	4,545	75,174
Chesapeake Lodging Trust	7,909	144,735
Cogdell Spencer, Inc.	23,696	143,361
Colonial Properties Trust	35,448	680,247
Colony Financial, Inc.	9,557	193,051
Cousins Properties, Inc.	43,216	368,200
CreXus Investment Corp.	9,151	122,715
Cypress Sharpridge Investments, Inc.	22,254	290,415
DCT Industrial Trust, Inc.	98,353	544,876
DiamondRock Hospitality Co. *	75,512	915,961
DuPont Fabros Technology, Inc.	18,782	430,483
Dynex Capital, Inc.	13,833	147,736
EastGroup Properties, Inc. (a)	12,155	529,836
Education Realty Trust, Inc.	34,969	272,758
Entertainment Properties Trust	20,983	965,847
Equity Lifestyle Properties, Inc.	11,883	675,905
Equity One, Inc.	17,671	329,564
Excel Trust, Inc.	7,422	94,853
Extra Space Storage, Inc.	39,717	763,758
FelCor Lodging Trust, Inc. *	44,513	312,926
First Industrial Realty Trust, Inc. *	29,048	296,871
First Potomac Realty Trust	23,117	372,184
Franklin Street Properties Corp. (a)	31,545	472,860
Getty Realty Corp.	9,576	278,087
Gladstone Commercial Corp. (a)	4,918	90,442
Glimcher Realty Trust	45,995	405,216
Government Properties Income Trust	12,521	324,294
Hatteras Financial Corp.	25,072	716,558
Healthcare Realty Trust, Inc.	28,235	592,935
Hersha Hospitality Trust	62,025	408,745
Highwoods Properties, Inc.	30,331	993,947
Home Properties, Inc. (a)	16,529	920,335
Inland Real Estate Corp.	34,083	316,290
Invesco Mortgage Capital, Inc.	21,886	489,590
Investors Real Estate Trust (a)	34,952	312,471
iStar Financial, Inc. *	43,570	345,510
Kilroy Realty Corp. (a)	24,446	932,370
Kite Realty Group Trust	25,984	137,196
LaSalle Hotel Properties (a)	31,837	884,113
Lexington Realty Trust	44,514	377,034
LTC Properties, Inc.	11,635	318,101
Medical Properties Trust, Inc.	51,191	562,077
MFA Financial, Inc.	125,245	1,023,252
Mid-America Apartment Communities, Inc.	14,613	931,579
Mission West Properties, Inc.	15,113	103,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp., Class A	14,047	$115,607
MPG Office Trust, Inc. *(a)	24,229	89,163
National Health Investors, Inc.	11,109	508,015
National Retail Properties, Inc. (a)	36,861	915,996
Newcastle Investment Corp. *	29,167	195,419
NorthStar Realty Finance Corp.	35,461	184,043
Omega Healthcare Investors, Inc.	43,719	974,059
One Liberty Properties, Inc.	4,293	69,461
Parkway Properties, Inc.	11,245	190,041
Pebblebrook Hotel Trust	17,591	361,671
Pennsylvania Real Estate Investment Trust (a)	25,432	347,401
Pennymac Mortgage Investment Trust (a)	8,959	166,010
Post Properties, Inc.	22,002	814,734
Potlatch Corp.	18,125	673,344
PS Business Parks, Inc.	8,364	486,868
RAIT Financial Trust (a)	47,909	121,210
Ramco-Gershenson Properties Trust	17,748	228,239
Redwood Trust, Inc.	36,378	544,579
Resource Capital Corp.	23,031	164,211
Retail Opportunity Investments Corp.	19,304	189,083
Sabra Health Care REIT, Inc.	11,710	217,923
Saul Centers, Inc.	2,964	140,345
Sovran Self Storage, Inc. (a)	12,589	483,921
Starwood Property Trust, Inc.	32,348	728,153
Strategic Hotels & Resorts, Inc. *	65,718	362,106
Sun Communities, Inc.	9,089	301,028
Sunstone Hotel Investors, Inc. *	54,539	556,843
Tanger Factory Outlet Centers	36,331	948,602
Terreno Realty Corp. *	4,645	82,820
Two Harbors Investment Corp.	19,476	195,734
UMH Properties, Inc.	5,855	61,068
Universal Health Realty Income Trust	5,330	193,745
Urstadt Biddle Properties, Inc., Class A	9,289	180,299
U-Store-It Trust	42,403	409,613
Walter Investment Management Corp.	12,659	229,128
Washington Real Estate Investment Trust	28,506	874,564
Winthrop Realty Trust (a)	11,758	144,623

		41,091,643

Real Estate Management & Development 0.2%
Avatar Holdings, Inc. *	4,401	87,888
Consolidated-Tomoka Land Co. (a)	2,725	78,616
Coresite Realty Corp.	9,604	138,010
Forestar Group, Inc. *	16,608	309,905
Hudson Pacific Properties, Inc.	7,627	111,964
Kennedy-Wilson Holdings, Inc. *	9,807	103,464
Tejon Ranch Co. *	6,203	163,263
Thomas Properties Group, Inc. *(a)	18,042	68,560

		1,061,670

Road & Rail 1.0%
Amerco, Inc. *	3,935	358,124
Arkansas Best Corp.	11,583	295,946
Avis Budget Group, Inc. *	47,235	653,732
Celadon Group, Inc. *	9,758	142,955
Dollar Thrifty Automotive Group, Inc. *	13,122	636,679
Genesee & Wyoming, Inc., Class A *	17,629	912,301
Heartland Express, Inc.	23,087	369,969
Knight Transportation, Inc.	27,024	515,077
Marten Transport Ltd.	7,102	151,344
Old Dominion Freight Line, Inc. *	19,083	613,900
Patriot Transportation Holding, Inc. *(a)	2,106	59,537
RailAmerica, Inc. *	10,927	136,260
Roadrunner Transportation Systems, Inc. *	5,043	67,929
Saia, Inc. *	7,570	108,327
USA Truck, Inc. *	5,116	61,392
Werner Enterprises, Inc. (a)	19,487	480,354

		5,563,826

Semiconductors & Semiconductor Equipment 3.9%
Advanced Analogic Technologies, Inc. *	21,129	$84,093
Advanced Energy Industries, Inc. *	16,600	256,387
Amkor Technology, Inc. *(a)	47,762	388,783
Anadigics, Inc. *	30,805	210,398
Applied Micro Circuits Corp. *	29,683	292,081
ATMI, Inc. *	14,344	295,486
Axcelis Technologies, Inc. *	50,002	173,507
AXT, Inc. *	14,133	153,060
Brooks Automation, Inc. *	29,711	348,807
Cabot Microelectronics Corp. *	10,917	492,466
Cavium Networks, Inc. *(a)	20,380	805,825
Ceva, Inc. *	9,828	237,543
Cirrus Logic, Inc. *	31,578	664,085
Cohu, Inc.	11,539	172,393
Conexant Systems, Inc. *	38,817	81,128
Cymer, Inc. *	13,834	672,194
Diodes, Inc. *	15,389	396,113
DSP Group, Inc. *	11,273	84,435
Energy Conversion Devices, Inc. *(a)	23,264	94,917
Entegris, Inc. *	61,196	468,149
Entropic Communications, Inc. *(a)	29,971	328,782
Evergreen Solar, Inc. *(a)	14,988	33,723
Exar Corp. *	17,044	109,422
FEI Co. *	17,335	472,379
FormFactor, Inc. *	22,951	196,231
FSI International, Inc. *	17,823	74,500
GSI Technology, Inc. *	8,900	81,880
GT Solar International, Inc. *(a)	28,366	313,302
Hittite Microwave Corp. *	12,477	745,875
Integrated Device Technology, Inc. *	71,565	456,585
Integrated Silicon Solution, Inc. *	12,028	125,332
IXYS Corp. *	11,247	127,428
Kopin Corp. *	33,624	136,513
Kulicke & Soffa Industries, Inc. *	31,967	311,678
Lattice Semiconductor Corp. *	52,742	328,583
LTX-Credence Corp. *	22,721	201,422
Mattson Technology, Inc. *(a)	24,721	56,611
Micrel, Inc.	22,976	307,649
Microsemi Corp. *	38,108	857,049
Mindspeed Technologies, Inc. *(a)	14,476	101,621
MIPS Technologies, Inc. *	23,113	287,063
MKS Instruments, Inc. *	22,822	655,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. *	14,660	$215,062
MoSys, Inc. *(a)	16,286	94,459
Nanometrics, Inc. *	8,314	142,336
Netlogic Microsystems, Inc. *	28,746	1,002,086
NVE Corp. *	2,125	123,420
OmniVision Technologies, Inc. *	25,432	656,909
PDF Solutions, Inc. *	10,579	61,252
Pericom Semiconductor Corp. *	12,928	129,668
Photronics, Inc. *	24,807	163,478
PLX Technology, Inc. *	18,289	58,799
Power Integrations, Inc.	11,395	420,817
RF Micro Devices, Inc. *	123,253	828,260
Rubicon Technology, Inc. *(a)	7,195	129,582
Rudolph Technologies, Inc. *	14,868	149,572
Semtech Corp. *	28,512	622,559
Sigma Designs, Inc. *	14,182	197,555
Silicon Image, Inc. *	35,188	241,390
Spansion, Inc., Class A *	6,744	134,071
Standard Microsystems Corp. *	10,232	246,080
Supertex, Inc. *	5,070	116,154
Tessera Technologies, Inc. *	23,328	404,041
Trident Microsystems, Inc. *	33,816	50,386
TriQuint Semiconductor, Inc. *	71,020	934,623
Ultra Clean Holdings, Inc. *(a)	10,666	133,325
Ultratech, Inc. *	11,118	250,544
Veeco Instruments, Inc. *(a)	18,592	804,290
Volterra Semiconductor Corp. *	11,207	278,494
Zoran Corp. *	23,344	221,535

		21,491,445

Software 4.3%
ACI Worldwide, Inc. *	15,486	410,224
Actuate Corp. *	20,658	114,652
Advent Software, Inc. *(a)	14,296	422,590
American Software, Inc., Class A	10,564	69,934
Ariba, Inc. *	41,279	1,159,527
Aspen Technology, Inc. *	28,438	402,398
Blackbaud, Inc.	20,844	547,989
Blackboard, Inc. *	15,666	608,781
Bottomline Technologies, Inc. *	14,444	331,201
BroadSoft, Inc. *	3,801	105,326
CDC Corp., Class A *	14,147	44,987
CommVault Systems, Inc. *	19,981	617,213
Concur Technologies, Inc. *	18,442	941,095
Deltek, Inc. *	9,431	67,054
DemandTec, Inc. *	8,800	106,040
Digimarc Corp. *(a)	3,169	95,102
Ebix, Inc. *(a)	12,259	276,440
Epicor Software Corp. *	22,599	234,126
EPIQ Systems, Inc.	15,004	192,801
Fair Isaac Corp.	19,386	492,017
FalconStor Software, Inc. *	16,906	61,284
Fortinet, Inc. *	19,242	739,855
Interactive Intelligence, Inc. *	6,130	200,635
JDA Software Group, Inc. *	20,304	612,775
Kenexa Corp. *	10,572	219,263
Lawson Software, Inc. *	64,224	603,706
Magma Design Automation, Inc. *	31,970	173,597
Manhattan Associates, Inc. *	10,324	304,661
Mentor Graphics Corp. *	49,561	631,159
MicroStrategy, Inc., Class A *	3,891	413,847
Monotype Imaging Holdings, Inc. *	10,792	121,248
Netscout Systems, Inc. *	13,967	320,124
NetSuite, Inc. *	8,303	223,600
Opnet Technologies, Inc.	6,286	179,717
Parametric Technology Corp. *	53,146	1,181,436
Pegasystems, Inc. (a)	7,357	251,462
Progress Software Corp. *	26,984	772,807
PROS Holdings, Inc. *	9,394	93,752
QLIK Technologies, Inc. *	6,450	149,704
Quest Software, Inc. *	27,417	707,907
Radiant Systems, Inc. *	15,421	281,433
RealD, Inc. *	6,978	165,169
RealPage, Inc. *	7,249	198,550
Renaissance Learning, Inc.	6,143	65,177
Rosetta Stone, Inc. *(a)	4,737	89,103
S1 Corp. *	24,003	154,579
Smith Micro Software, Inc. *	13,787	173,992
SolarWinds, Inc. *	15,924	300,964
Sonic Solutions, Inc. *	19,652	286,624
Sourcefire, Inc. *	12,529	308,339
SRS Labs, Inc. *	5,678	57,518
SS&C Technologies Holdings, Inc. *	5,559	100,451
SuccessFactors, Inc. *	28,934	842,558
Synchronoss Technologies, Inc. *	10,817	307,852
Take-Two Interactive Software, Inc. *	32,001	399,212
Taleo Corp., Class A *	18,478	544,362
TeleCommunication Systems, Inc., Class A *	20,914	85,538
THQ, Inc. *	29,665	172,354
TIBCO Software, Inc. *	75,912	1,668,546
TiVo, Inc. *	53,640	518,699
Tyler Technologies, Inc. *(a)	13,444	278,963
Ultimate Software Group, Inc. *	11,346	551,416
VASCO Data Security International, Inc. *	12,603	95,405
VirnetX Holding Corp. (a)	16,285	205,191
Wave Systems Corp., Class A *(a)	36,906	140,981
Websense, Inc. *(a)	19,638	376,264

		23,571,276

Specialty Retail 3.1%
America’s Car-Mart, Inc. *	4,796	119,612
AnnTaylor Stores Corp. *	27,053	598,412
Asbury Automotive Group, Inc. *	13,531	249,106
Ascena Retail Group, Inc. *	27,335	741,052
Barnes & Noble, Inc. (a)	17,572	276,759
Bebe Stores, Inc.	15,079	84,669
Big 5 Sporting Goods Corp.	10,405	131,935
Brown Shoe Co., Inc.	19,845	251,436
Buckle, Inc. (The) (a)	11,968	427,856
Build-A-Bear Workshop, Inc. *	8,761	67,109
Cabela’s, Inc. *	18,592	462,941
Casual Male Retail Group, Inc. *	20,553	86,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)
	Shares	Market Value
Specialty Retail (continued)
Cato Corp. (The), Class A	12,714	$310,730
Charming Shoppes, Inc. *	53,465	166,276
Childrens Place Retail Stores, Inc. (The) *	11,948	500,502
Christopher & Banks Corp.	16,475	94,072
Citi Trends, Inc. *	6,856	157,002
Coldwater Creek, Inc. *	27,977	81,413
Collective Brands, Inc. *	29,911	608,988
Destination Maternity Corp. *	2,400	97,272
DSW, Inc., Class A *(a)	6,354	211,525
Express, Inc. (a)	7,508	130,639
Finish Line, Inc. (The), Class A	23,657	364,081
Genesco, Inc. *	10,949	406,536
Group 1 Automotive, Inc. (a)	11,137	421,424
Haverty Furniture Cos., Inc.	8,498	102,316
hhgregg, Inc. *(a)	5,952	109,100
Hibbett Sports, Inc. *	13,379	428,396
HOT Topic, Inc.	20,458	111,087
Jo-Ann Stores, Inc. *	12,559	757,684
Jos. A. Bank Clothiers, Inc. *	12,690	542,244
Kirkland’s, Inc. *	7,662	101,483
Lithia Motors, Inc., Class A	10,140	136,890
Lumber Liquidators Holdings, Inc. *(a)	10,118	282,697
MarineMax, Inc. *	10,676	96,511
Men’s Wearhouse, Inc. (The)	24,248	635,540
Midas, Inc. *	6,955	49,450
Monro Muffler Brake, Inc.	13,482	445,985
New York & Co., Inc. *	13,351	74,632
OfficeMax, Inc. *	39,134	628,883
Pacific Sunwear of California, Inc. *(a)	30,229	128,776
Penske Automotive Group, Inc. *	20,243	342,107
PEP Boys-Manny Moe & Jack	24,077	335,633
Pier 1 Imports, Inc. *	48,126	450,941
Rent-A-Center, Inc.	30,205	898,297
Rue21, Inc. *	6,802	200,659
Sally Beauty Holdings, Inc. *	43,449	571,789
Select Comfort Corp. *	25,497	259,050
Shoe Carnival, Inc. *	4,656	115,236
Sonic Automotive, Inc., Class A	18,467	229,914
Stage Stores, Inc.	17,395	269,623
Stein Mart, Inc.	12,713	99,606
Systemax, Inc. *	5,215	71,237
Talbots, Inc. *	31,788	173,562
Ulta Salon Cosmetics & Fragrance, Inc. *	14,503	537,191
Vitamin Shoppe, Inc. *	7,334	232,708
West Marine, Inc. *	6,900	88,251
Wet Seal, Inc. (The), Class A *	47,284	161,711
Zumiez, Inc. *	9,707	225,397

		16,942,256

Textiles, Apparel & Luxury Goods 1.9%
Carter’s, Inc. *	27,255	754,963
Cherokee, Inc. (a)	3,948	63,286
Columbia Sportswear Co.	5,216	318,072
CROCS, Inc. *	39,319	644,438
Culp, Inc. *	5,487	54,815
Deckers Outdoor Corp. *	17,626	1,293,572
G-III Apparel Group Ltd. *	7,032	245,346
Iconix Brand Group, Inc. *	33,319	661,382
Joe’s Jeans, Inc. *(a)	19,835	30,348
Jones Group, Inc. (The)	40,387	512,511
Kenneth Cole Productions, Inc., Class A *	4,443	60,603
K-Swiss, Inc., Class A *	12,506	143,819
Liz Claiborne, Inc. *(a)	43,350	214,149
Maidenform Brands, Inc. *	10,470	269,498
Movado Group, Inc. *	7,407	106,735
Oxford Industries, Inc.	6,474	153,240
Perry Ellis International, Inc. *	4,733	133,234
Quiksilver, Inc. *	59,363	265,353
RG Barry Corp.	4,300	45,494
Skechers U.S.A., Inc., Class A *	16,065	330,457
Steven Madden Ltd. *(a)	11,147	425,481
Timberland Co. (The), Class A *	18,150	485,149
True Religion Apparel, Inc. *	11,617	238,729
Under Armour, Inc., Class A *	16,061	961,411
Unifi, Inc. *	6,433	106,981
Vera Bradley, Inc. *	5,976	205,545
Volcom, Inc. (a)	9,067	150,512
Warnaco Group, Inc. (The) *	20,265	1,035,136
Wolverine World Wide, Inc.	22,750	724,588

		10,634,847

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	9,919	123,194
Astoria Financial Corp.	39,428	561,455
Bank Mutual Corp.	21,727	96,251
BankFinancial Corp. (a)	9,437	86,065
Beneficial Mutual Bancorp, Inc. *	15,880	140,220
Berkshire Hills Bancorp, Inc.	6,584	139,844
BofI Holding, Inc. *	3,491	52,749
Brookline Bancorp, Inc.	26,801	290,255
Dime Community Bancshares	12,498	188,470
ESB Financial Corp. (a)	4,653	64,025
ESSA Bancorp, Inc.	7,511	94,864
Federal Agricultural Mortgage Corp., Class C	4,996	77,138
First Financial Holdings, Inc.	7,840	81,222
Flagstar Bancorp, Inc. *	37,804	59,730
Flushing Financial Corp.	14,464	206,112
Home Federal Bancorp, Inc.	9,591	102,816
Kearny Financial Corp.	7,350	68,502
Meridian Interstate Bancorp, Inc. *(a)	4,756	58,023
MGIC Investment Corp. *	91,899	771,033
NewAlliance Bancshares, Inc.	47,940	716,703
Northwest Bancshares, Inc.	50,531	591,971
OceanFirst Financial Corp.	6,991	96,825
Ocwen Financial Corp. *	34,725	350,722
Oritani Financial Corp.	25,433	304,942
PMI Group, Inc. (The) *	64,852	188,719
Provident Financial Services, Inc. (a)	27,096	396,956
Provident New York Bancorp	17,675	164,908
Radian Group, Inc.	60,341	433,248

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance 1.4%
Rockville Financial, Inc.	4,106	$60,851
Roma Financial Corp. (a)	4,060	41,331
Territorial Bancorp, Inc.	5,693	109,818
Trustco Bank Corp.	35,090	210,014
United Financial Bancorp, Inc.	7,948	121,843
ViewPoint Financial Group	6,850	86,824
Westfield Financial, Inc.	14,368	121,841
WSFS Financial Corp.	2,758	123,834

		7,383,318

Tobacco 0.2%
Alliance One International, Inc. *(a)	44,101	168,907
Star Scientific, Inc. *(a)	44,515	70,334
Universal Corp.	10,861	411,523
Vector Group Ltd. (a)	20,737	331,999

		982,763

Trading Companies & Distributors 0.9%
Aceto Corp.	12,129	104,431
Aircastle Ltd.	23,392	248,423
Applied Industrial Technologies, Inc.	19,359	612,906
Beacon Roofing Supply, Inc. *	21,367	388,025
CAI International, Inc. *	5,271	100,360
DXP Enterprises, Inc. *	3,813	83,047
H&E Equipment Services, Inc. *	12,919	150,119
Houston Wire & Cable Co. (a)	8,881	115,897
Interline Brands, Inc. *	15,163	321,910
Kaman Corp.	11,826	348,098
RSC Holdings, Inc. *	22,958	274,578
Rush Enterprises, Inc., Class A *	14,865	283,475
SeaCube Container Leasing Ltd.	3,520	47,097
TAL International Group, Inc.	7,695	240,315
Textainer Group Holdings Ltd.	4,291	133,021
Titan Machinery, Inc. *(a)	6,229	150,929
United Rentals, Inc. *	27,817	741,323
Watsco, Inc.	12,608	790,774

		5,134,728

Water Utilities 0.2%
American States Water Co.	8,344	283,696
Artesian Resources Corp., Class A (a)	3,624	68,928
Cadiz, Inc. *	6,034	71,262
California Water Service Group	8,774	320,251
Connecticut Water Service, Inc. (a)	4,236	103,655
Consolidated Water Co. Ltd.	7,038	76,996
Middlesex Water Co.	7,308	129,936
SJW Corp.	5,976	146,053
York Water Co. (The) (a)	6,345	107,040

		1,307,817

Wireless Telecommunication Services 0.1%
FiberTower Corp. *	22,901	84,734
ICO Global Communications Holdings Ltd. *	43,043	59,830
NTELOS Holdings Corp.	13,362	269,378
Shenandoah Telecommunications Co.	10,810	180,851
USA Mobility, Inc.	9,867	168,528

		763,321

Total Common Stocks (cost $471,638,234)		538,278,283

Warrant 0.0%
	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011*(b)	120	0

Total Warrant (cost $–)		0

Mutual Fund 4.0%
	Shares	Market Value
Money Market Fund 4.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	22,001,946	22,001,946

Total Mutual Fund (cost $22,001,946)		22,001,946

Repurchase Agreements 8.0%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.22%, dated 01/31/2011, due 02/01/2011, repurchase price $18,860,480, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 8.00%, maturing 11/15/2016 - 01/20/2041; total market value $19,237,572. (d)	$18,860,365	$18,860,365
Morgan Stanley, 0.21%, dated 01/31/2011, due 02/01/2011, repurchase price $25,000,146, collateralized by U.S. Government Agency Mortgage Securities ranging from 1.25% - 6.25%, maturing 05/19/2011 - 04/18/2036; total market value $25,500,052. (d)	25,000,000	25,000,000

Total Repurchase Agreements (cost $43,860,365)		43,860,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Total Investments (cost $537,500,545) (e) — 110.4%	604,140,594
Liabilities in excess of other assets — (10.4%)	(56,984,435)

NET ASSETS — 100.0%	$547,156,159

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $42,538,034.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2011.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $43,860,365.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $543,729,631, tax unrealized appreciation and depreciation were $111,051,978 and $(50,641,015), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

At January 31, 2011, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Depreciation
115	Russell 2000 E- Mini Index	03/18/11	$8,972,300	$(114,258)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,406,217	$—	$—	$10,406,217
Air Freight & Logistics	2,063,875	—	—	2,063,875
Airlines	3,919,786	—	—	3,919,786
Auto Components	5,271,980	—	—	5,271,980
Automobiles	201,075	—	—	201,075
Beverages	789,017	—	—	789,017
Biotechnology	17,479,810	—	—	17,479,810
Building Products	3,459,314	—	—	3,459,314
Capital Markets	12,490,698	—	—	12,490,698
Chemicals	13,416,092	—	—	13,416,092
Commercial Banks	30,756,667	—	—	30,756,667
Commercial Services & Supplies	13,208,997	—	—	13,208,997
Communications Equipment	16,731,155	—	—	16,731,155
Computers & Peripherals	3,902,210	—	—	3,902,210
Construction & Engineering	4,434,798	—	—	4,434,798
Construction Materials	571,879	—	—	571,879
Consumer Finance	3,193,341	—	—	3,193,341
Containers & Packaging	2,976,146	—	—	2,976,146
Distributors	871,504	—	—	871,504
Diversified Consumer Services	5,675,105	—	—	5,675,105
Diversified Financial Services	2,464,098	—	—	2,464,098
Diversified Telecommunication Services	3,697,150	—	—	3,697,150
Electric Utilities	6,790,162	—	—	6,790,162
Electrical Equipment	9,724,771	—	—	9,724,771
Electronic Equipment, Instruments & Components	13,741,181	—	—	13,741,181
Energy Equipment & Services	11,651,536	—	—	11,651,536
Food & Staples Retailing	4,607,132	—	—	4,607,132
Food Products	6,316,505	—	—	6,316,505
Gas Utilities	6,061,716	—	—	6,061,716
Health Care Equipment & Supplies	17,186,655	—	—	17,186,655
Health Care Providers & Services	16,807,894	—	—	16,807,894
Health Care Technology	2,729,514	—	—	2,729,514
Hotels, Restaurants & Leisure	12,904,807	—	—	12,904,807
Household Durables	3,862,817	—	—	3,862,817
Household Products	872,940	—	—	872,940
Independent Power Producers & Energy Traders	294,630	—	—	294,630
Industrial Conglomerates	1,052,790	—	—	1,052,790
Information Technology Services	11,168,754	—	—	11,168,754
Insurance	13,872,655	—	—	13,872,655

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (continued)
Internet & Catalog Retail	$1,980,905	$—	$20,691	$2,001,596
Internet Software & Services	11,413,442	—	—	11,413,442
Leisure Equipment & Products	3,446,323	—	—	3,446,323

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Life Sciences Tools & Services	3,921,183	—	—	3,921,183
Machinery	17,787,073	—	—	17,787,073
Marine	615,931	—	—	615,931
Media	6,570,990	—	—	6,570,990
Metals & Mining	10,172,105	—	—	10,172,105
Multiline Retail	2,319,172	—	—	2,319,172
Multi-Utilities	1,946,431	—	—	1,946,431
Oil, Gas & Consumable Fuels	24,534,687	—	—	24,534,687
Paper & Forest Products	3,130,241	—	—	3,130,241
Personal Products	1,858,406	—	—	1,858,406
Pharmaceuticals	8,465,275	—	—	8,465,275
Professional Services	6,539,145	—	—	6,539,145
Real Estate Investment Trusts (REITs)	41,091,643	—	—	41,091,643
Real Estate Management & Development	1,061,670	—	—	1,061,670
Road & Rail	5,563,826	—	—	5,563,826
Semiconductors & Semiconductor Equipment	21,491,445	—	—	21,491,445
Software	23,571,276	—	—	23,571,276
Specialty Retail	16,942,256	—	—	16,942,256
Textiles, Apparel & Luxury Goods	10,634,847	—	—	10,634,847
Thrifts & Mortgage Finance	7,383,318	—	—	7,383,318
Tobacco	982,763	—	—	982,763
Trading Companies & Distributors	5,134,728	—	—	5,134,728
Water Utilities	1,307,817	—	—	1,307,817
Wireless Telecommunication Services	763,321	—	—	763,321

Total Common Stocks	$538,257,592	$—	$20,691	$538,278,283

Mutual Fund	22,001,946	—	—	22,001,946
Repurchase Agreements	—	43,860,365	—	43,860,365
Warrant	—	—	—	—

Total Assets	$560,259,538	$43,860,365	$20,691	$604,140,594

Liabilities:
Futures Contracts	(114,258)	—	—	(114,258)

Total Liabilities	$(114,258)	$—	$—	$(114,258)

Total	$560,145,280	$43,860,365	$20,691	$604,026,336

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrant	Total
Balance as of 10/31/10	$—	$—	$—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	(23,740)	—	(23,740)
Net Purchases/(Sales)	—	—	—
Transfers Into Level 3	44,431	—	44,431
Transfers Out of Level 3	—	—	—

Balance as of 1/31/11	$20,691	$—	$20,691

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(23,740)	$—	$(23,740)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. The Level 3 investment presented above includes common stock, valued at $44,431 as of October 31, 2010, that was transferred from Level 1 to Level 3 during the period ended January 31, 2011. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor due to a halt in trading. The common stock investment is currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of January 31, 2011, the investment is valued at $20,691.

For the year ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Small Cap Index Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2011

Liabilities:		Fair Value
Futures – Equity contracts	Unrealized depreciation from futures contracts	$(114,258)

Total		$(114,258)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 73.5%

	Shares	Market Value

Equity Funds 49.2%
Credit Suisse Commodity Return Strategy Fund, Common Class	109,482	$1,037,892
Nationwide International Index Fund, Institutional Class (a)	417,109	3,174,200
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	156,848	2,379,384
Nationwide S&P 500 Index Fund, Institutional Class (a)	704,648	7,603,147
Nationwide Small Cap Index Fund, Institutional Class (a)	85,366	1,020,973

Total Equity Funds (cost $12,307,726)		15,215,596

Fixed Income Funds 21.5%
Nationwide Bond Index Fund, Institutional Class (a)	382,952	4,327,358
Oppenheimer International Bond Fund, Class Y	265,742	1,716,696
T. Rowe Price Institutional High Yield Fund, Institutional Class	62,372	622,476

Total Fixed Income Funds (cost $6,492,153)		6,666,530

Money Market Fund 2.8%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	879,055	879,055

Total Money Market Fund (cost $879,055)		879,055

Total Mutual Funds (cost $19,678,934)		22,761,181

Exchange Traded Funds 26.5%

Equity Funds 3.1%
SPDR Dow Jones International Real Estate ETF	8,207	318,268
Vanguard Emerging Markets Index Fund, ETF Shares	6,614	307,485
Vanguard REIT Index Fund, ETF Shares	5,706	326,212

Total Equity Funds (cost $755,727)		951,965

Fixed Income Funds 23.4%
iShares Barclays Treasury Inflation Protected Securities Bond Fund, ETF Shares	37,554	4,038,557
Vanguard Short-Term Bond Index Fund, ETF Shares	39,764	3,210,943

Total Fixed Income Funds (cost $7,095,883)		7,249,500

Total Exchange Traded Funds (cost $7,851,610)		8,201,465

Total Investments (cost $27,530,544) (c) — 100.0%		30,962,646
Liabilities in excess of other assets — 0.0%†		(1,058)

NET ASSETS — 100.0%		$30,961,588

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $29,107,507, tax unrealized appreciation and depreciation were $1,855,139 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$8,201,465	$—	$—	$8,201,465
Mutual Funds	22,761,181	—	—	22,761,181

Total	$30,962,646	$—	$—	$30,962,646

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 76.4%
	Shares	Market Value
Equity Funds 55.9%
Credit Suisse Commodity Return Strategy Fund, Common Class	568,527	$5,389,639
Nationwide International Index Fund, Institutional Class (a)	2,121,597	16,145,349
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	697,890	10,586,993
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,868,599	30,952,184
Nationwide Small Cap Index Fund, Institutional Class (a)	442,592	5,293,405

Total Equity Funds (cost $52,713,413)		68,367,570

Fixed Income Funds 19.6%
Nationwide Bond Index Fund, Institutional Class (a)	1,609,869	18,191,516
Oppenheimer International Bond Fund, Class Y	698,157	4,510,095
T. Rowe Price Institutional High Yield Fund, Institutional Class	122,191	1,219,463

Total Fixed Income Funds (cost $23,179,328)		23,921,074

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,152,099	1,152,099

Total Money Market Fund (cost $1,152,099)		1,152,099

Total Mutual Funds (cost $77,044,840)		93,440,743

Exchange Traded Funds 23.6%
	Shares	Market Value
Equity Funds 4.0%
SPDR Dow Jones International Real Estate ETF	32,061	$1,243,325
Vanguard Emerging Markets Index Fund, ETF Shares	51,679	2,402,557
Vanguard REIT Index Fund, ETF Shares	22,301	1,274,948

Total Equity Funds (cost $3,554,867)		4,920,830

Fixed Income Funds 19.6% iShares Barclays Treasury Inflation Protected Securities Bond Fund, ETF Shares	137,357	14,771,372
Vanguard Short-Term Bond Index Fund, ETF Shares	113,841	9,192,661

Total Fixed Income Funds (cost $23,222,500)		23,964,033

Total Exchange Traded Funds (cost $26,777,367)		28,884,863

Total Investments
(cost $103,822,207) (c) — 100.0%		122,325,606
Other assets in excess of liabilities — 0.0%†		12,501

NET ASSETS — 100.0%		$122,338,107

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $108,574,336, tax unrealized appreciation and depreciation were $13,751,270 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$28,884,863	$—	$—	$28,884,863
Mutual Funds	93,440,743	—	—	93,440,743

Total	$122,325,606	$—	$—	$122,325,606

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 80.2%
	Shares	Market Value
Equity Funds 63.6%
Credit Suisse Commodity Return Strategy Fund, Common Class	628,185	$5,955,192
Nationwide International Index Fund, Institutional Class (a)	2,888,988	21,985,196
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	867,785	13,164,295
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,435,791	37,072,186
Nationwide Small Cap Index Fund, Institutional Class (a)	733,526	8,772,975

Total Equity Funds (cost $69,830,460)		86,949,844

Fixed Income Fund 15.7%
Nationwide Bond Index Fund, Institutional Class (a)	1,893,781	21,399,728

Total Fixed Income Fund (cost $21,012,337)		21,399,728

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,275,423	1,275,423

Total Money Market Fund (cost $1,275,423)		1,275,423

Total Mutual Funds (cost $92,118,220)		109,624,995

Exchange Traded Funds 19.8%
	Shares	Market Value
Equity Funds 6.0%
SPDR Dow Jones International Real Estate ETF	35,415	$1,373,394
Vanguard Emerging Markets Index Fund, ETF Shares	85,659	3,982,287
Vanguard REIT Index Fund, ETF Shares	49,274	2,816,994

Total Equity Funds (cost $6,088,584)		8,172,675

Fixed Income Funds 13.8% iShares Barclays Treasury Inflation Protected Securities Bond Fund, ETF Shares	116,877	12,568,953
Vanguard Short-Term Bond Index Fund, ETF Shares	78,707	6,355,590

Total Fixed Income Funds (cost $18,381,737)		18,924,543

Total Exchange Traded Funds (cost $24,470,321)		27,097,218

Total Investments
(cost $116,588,541) (c) — 100.0%		136,722,213
Other assets in excess of liabilities — 0.0%†		11,110

NET ASSETS — 100.0%		$136,733,323

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $120,991,188, tax unrealized appreciation and depreciation were $15,731,025 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$27,097,218	$—	$—	$27,097,218
Mutual Funds	109,624,995	—	—	109,624,995

Total	$136,722,213	$—	$—	$136,722,213

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 84.0%
	Shares	Market Value
Equity Funds 71.2%
Credit Suisse Commodity Return Strategy Fund, Common Class	574,603	$5,447,238
Nationwide International Index Fund, Institutional Class (a)	2,807,920	21,368,271
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	969,875	14,713,009
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,505,470	37,824,023
Nationwide Small Cap Index Fund, Institutional Class (a)	894,308	10,695,918

Total Equity Funds (cost $71,586,547)		90,048,459

Fixed Income Fund 11.9%
Nationwide Bond Index Fund, Institutional Class (a)	1,325,559	14,978,811

Total Fixed Income Fund (cost $14,696,730)		14,978,811

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,167,443	1,167,443

Total Money Market Fund (cost $1,167,443)		1,167,443

Total Mutual Funds (cost $87,450,720)		106,194,713

Exchange Traded Funds 16.0%

	Shares	Market Value
Equity Funds 6.9%
SPDR Dow Jones International Real Estate ETF	32,421	$1,257,287
Vanguard Emerging Markets Index Fund, ETF Shares	104,525	4,859,367
Vanguard REIT Index Fund, ETF Shares	45,101	2,578,424

Total Equity Funds (cost $6,670,803)		8,695,078

Fixed Income Funds 9.1%
iShares Barclays Treasury Inflation Protected Securities Bond Fund, ETF Shares	74,926	8,057,542
Vanguard Short-Term Bond Index Fund, ETF Shares	43,250	3,492,437

Total Fixed Income Funds (cost $11,192,266)		11,549,979

Total Exchange Traded Funds (cost $17,863,069)		20,245,057

Total Investments (cost $105,313,789) (c) — 100.0%		126,439,770
Liabilities in excess of other assets — 0.0%†		(27,579)

NET ASSETS — 100.0%		$126,412,191

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $109,115,191, tax unrealized appreciation and depreciation were $17,324,579 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$20,245,057	$—	$—	$20,245,057
Mutual Funds	106,194,713	—	—	106,194,713

Total	$126,439,770	$—	$—	$126,439,770

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 89.6%

	Shares	Market Value
Equity Funds 78.8%
Credit Suisse Commodity Return Strategy Fund, Common Class	785,488	$7,446,424
Nationwide International Index Fund, Institutional Class (a)	3,609,201	27,466,017
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,157,383	17,557,500
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,096,665	44,203,017
Nationwide Small Cap Index Fund, Institutional Class (a)	1,100,875	13,166,464

Total Equity Funds (cost $84,735,066)		109,839,422

Fixed Income Fund 9.9%
Nationwide Bond Index Fund, Institutional Class (a)	1,224,277	13,834,335

Total Fixed Income Fund (cost $13,550,369)		13,834,335

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,274,534	1,274,534

Total Money Market Fund (cost $1,274,534)		1,274,534

Total Mutual Funds (cost $99,559,969)		124,948,291

Exchange Traded Funds 10.4%
	Shares	Market Value
Equity Funds 6.8%
SPDR Dow Jones International Real Estate ETF	35,484	$1,376,070
Vanguard Emerging Markets Index Fund, ETF Shares	114,413	5,319,060
Vanguard REIT Index Fund, ETF Shares	49,367	2,822,312

Total Equity Funds (cost $6,608,256)		9,517,442

Fixed Income Fund 3.6%
iShares Barclays Treasury Inflation Protected Securities Bond Fund, ETF Shares	46,802	5,033,087

Total Fixed Income Fund (cost $4,819,590)		5,033,087

Total Exchange Traded Funds (cost $11,427,846)		14,550,529

Total Investments (cost $110,987,815) (c) — 100.0%		139,498,820
Liabilities in excess of other assets — 0.0%†		(68,372)

NET ASSETS — 100.0%		$139,430,448

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $115,318,809, tax unrealized appreciation and depreciation were $24,180,011 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$14,550,529	$—	$—	$14,550,529
Mutual Funds	124,948,291	—	—	124,948,291

Total	$139,498,820	$—	$—	$139,498,820

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 91.3%
	Shares	Market Value
Equity Funds 81.4%
Credit Suisse Commodity Return Strategy Fund, Common Class	377,912	$3,582,603
Nationwide International Index Fund, Institutional Class (a)	1,914,915	14,572,503
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	602,803	9,144,524
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,908,630	20,594,116
Nationwide Small Cap Index Fund, Institutional Class (a)	587,720	7,029,129

Total Equity Funds (cost $44,621,618)		54,922,875

Fixed Income Fund 9.0%
Nationwide Bond Index Fund, Institutional Class (a)	538,464	6,084,648

Total Fixed Income Fund (cost $5,981,532)		6,084,648

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	616,137	616,137

Total Money Market Fund (cost $616,137)		616,137

Total Mutual Funds (cost $51,219,287)		61,623,660

Exchange Traded Funds 8.7%
	Shares	Market Value
Equity Funds 8.7%
SPDR Dow Jones International Real Estate ETF	34,164	$1,324,880
Vanguard Emerging Markets Index Fund, ETF Shares	68,851	3,200,883
Vanguard REIT Index Fund, ETF Shares	23,769	1,358,873

Total Equity Funds (cost $4,630,129)		5,884,636

Total Exchange Traded Funds (cost $4,630,129)		5,884,636

Total Investments (cost $55,849,416) (c) — 100.0%		67,508,296
Liabilities in excess of other assets — 0.0%†		(22,391)

NET ASSETS — 100.0%		$67,485,905

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $57,944,516, tax unrealized appreciation and depreciation were $9,563,780 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,884,636	$—	$—	$5,884,636
Mutual Funds	61,623,660	—	—	61,623,660

Total	$67,508,296	$—	$—	$67,508,296

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 90.4%
	Shares	Market Value
Equity Funds 84.1%
Credit Suisse Commodity Return Strategy Fund, Common Class	307,584	$2,915,892
Nationwide International Index Fund, Institutional Class (a)	1,626,693	12,379,137
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	490,836	7,445,988
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,552,672	16,753,328
Nationwide Small Cap Index Fund, Institutional Class (a)	574,449	6,870,413

Total Equity Funds (cost $36,954,042)		46,364,758

Fixed Income Fund 5.4%
Nationwide Bond Index Fund, Institutional Class (a)	261,904	2,959,509

Total Fixed Income Fund (cost $2,913,965)		2,959,509

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	499,737	499,737

Total Money Market Fund (cost $499,737)		499,737

Total Mutual Funds (cost $40,367,744)		49,824,004

Exchange Traded Funds 9.6%
	Shares	Market Value
Equity Funds 9.6%
SPDR Dow Jones International Real Estate ETF	27,772	$1,076,998
Vanguard Emerging Markets Index Fund, ETF Shares	67,140	3,121,339
Vanguard REIT Index Fund, ETF Shares	19,317	1,104,353

Total Equity Funds (cost $4,090,390)		5,302,690

Total Exchange Traded Funds (cost $4,090,390)		5,302,690

Total Investments (cost $44,458,134) (c) — 100.0%		55,126,694
Liabilities in excess of other assets — 0.0%†		(27,039)

NET ASSETS — 100.0%		$55,099,655

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $46,236,104, tax unrealized appreciation and depreciation were $8,890,590 and $0, respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,302,690	$—	$—	$5,302,690
Mutual Funds	49,824,004	—	—	49,824,004

Total	$55,126,694	$—	$—	$55,126,694

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 89.5%

	Shares	Market Value
Equity Funds 84.1%
Credit Suisse Commodity Return Strategy Fund, Common Class	145,870	$1,382,843
Nationwide International Index Fund, Institutional Class (a)	771,706	5,872,687
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	232,780	3,531,272
Nationwide S&P 500 Index Fund, Institutional Class (a)	736,461	7,946,415
Nationwide Small Cap Index Fund, Institutional Class (a)	272,398	3,257,880

Total Equity Funds (cost $17,614,594)		21,991,097

Fixed Income Fund 4.5%
Nationwide Bond Index Fund, Institutional Class (a)	103,569	1,170,331

Total Fixed Income Fund (cost $1,155,323)		1,170,331

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	237,104	237,104

Total Money Market Fund (cost $237,104)		237,104

Total Mutual Funds (cost $19,007,021)		23,398,532

Exchange Traded Funds 10.6%

	Shares	Market Value
Equity Funds 10.6%
SPDR Dow Jones International Real Estate ETF	13,181	$511,159
Vanguard Emerging Markets Index Fund, ETF Shares	31,871	1,481,683
Vanguard REIT Index Fund, ETF Shares	13,752	786,202

Total Equity Funds (cost $2,164,323)		2,779,044

Total Exchange Traded Funds (cost $2,164,323)		2,779,044

Total Investments
(cost $21,171,344) (c) — 100.1%		26,177,576
Liabilities in excess of other assets — (0.1%)		(13,693)

NET ASSETS — 100.0%		$26,163,883

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $22,469,290, tax unrealized appreciation and depreciation were $3,708,286 and $0, respectively.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,779,044	$—	$—	$2,779,044
Mutual Funds	23,398,532	—	—	23,398,532

Total	$26,177,576	$—	$—	$26,177,576

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 88.5%

	Shares	Market Value
Equity Funds 84.0%
Credit Suisse Commodity Return Strategy Fund, Common Class	197,160	$1,869,074
Nationwide International Index Fund, Institutional Class (a)	1,085,851	8,263,324
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	314,628	4,772,916
Nationwide S&P 500 Index Fund, Institutional Class (a)	961,323	10,372,680
Nationwide Small Cap Index Fund, Institutional Class (a)	368,474	4,406,949

Total Equity Funds (cost $22,464,494)		29,684,943

Fixed Income Fund 3.6%
Nationwide Bond Index Fund, Institutional Class (a)	111,541	1,260,410

Total Fixed Income Fund (cost $1,238,327)		1,260,410

Money Market Fund 0.9%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	319,396	319,396

Total Money Market Fund (cost $319,396)		319,396

Total Mutual Funds (cost $24,022,217)		31,264,749

Exchange Traded Funds 11.5%

	Shares	Market Value
Equity Funds 11.5%
SPDR Dow Jones International Real Estate ETF	17,688	$685,941
Vanguard Emerging Markets Index Fund, ETF Shares	49,880	2,318,921
Vanguard REIT Index Fund, ETF Shares	18,448	1,054,672

Total Equity Funds (cost $2,974,962)		4,059,534

Total Exchange Traded Funds (cost $2,974,962)		4,059,534

Total Investments (cost $26,997,179) (c) — 100.0%		35,324,283
Other assets in excess of liabilities — 0.0%†		3,340

NET ASSETS — 100.0%		$35,327,623

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $28,150,835, tax unrealized appreciation and depreciation were $7,173,448 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,059,534	$—	$—	$4,059,534
Mutual Funds	31,264,749	—	—	31,264,749

Total	$35,324,283	$—	$—	$35,324,283

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 88.1%

	Shares	Market Value
Equity Funds 83.2%
Credit Suisse Commodity Return Strategy Fund, Common Class	5,470	$51,857
Nationwide International Index Fund, Institutional Class (a)	32,581	247,945
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	8,701	131,995
Nationwide S&P 500 Index Fund, Institutional Class (a)	27,513	296,864
Nationwide Small Cap Index Fund, Institutional Class (a)	9,896	118,355

Total Equity Funds (cost $830,140)		847,016

Fixed Income Fund 3.9%
Nationwide Bond Index Fund, Institutional Class (a)	3,547	40,084

Total Fixed Income Fund (cost $40,013)		40,084

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	10,000	10,000

Total Money Market Fund (cost $10,000)		10,000

Total Mutual Funds (cost $880,153)		897,100

Exchange Traded Funds 11.9%

	Shares	Market Value
Equity Funds 11.9%
SPDR Dow Jones International Real Estate ETF	523	$20,282
Vanguard Emerging Markets Index Fund, ETF Shares	1,493	69,409
Vanguard REIT Index Fund, ETF Shares	546	31,215

Total Equity Funds (cost $120,010)		120,906

Total Exchange Traded Funds (cost $120,010)		120,906

Total Investments (cost $1,000,163) (c) — 100.0%		1,018,006
Liabilities in excess of other assets — 0.0%†		(198)

NET ASSETS — 100.0%		$1,017,808

(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of January 31, 2011.
(c)	At January 31, 2011, the tax basis cost of the Fund’s investments was $1,000,163, tax unrealized appreciation and depreciation were $20,122 and $(2,279), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$120,906	$—	$—	$120,906
Mutual Funds	897,100	—	—	897,100

Total	$1,018,006	$—	$—	$1,018,006

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp. *	3,184	$85,299
Allied Defense Group, Inc. (The) *	400	1,392
Ascent Solar Technologies, Inc. *(a)	2,800	8,876
Ceradyne, Inc. *	2,800	99,204
CPI Aerostructures, Inc. *	85	1,011
Curtiss-Wright Corp.	126	4,372
Ducommun, Inc.	1,200	26,352
Esterline Technologies Corp. *	2,300	163,714
Innovative Solutions & Support, Inc. *	1,400	8,120
Kratos Defense & Security Solutions, Inc. *	700	9,814
Ladish Co., Inc. *	600	32,124
LMI Aerospace, Inc. *	347	6,498
Moog, Inc., Class A *	1,300	55,432
SIFCO Industries, Inc.	200	3,220
Sparton Corp. *	800	6,832
Triumph Group, Inc.	1,400	134,442

		646,702

Air Freight & Logistics 0.2%
Air Transport Services Group, Inc. *	3,171	23,465
Atlas Air Worldwide Holdings, Inc. *	1,064	54,062

		77,527

Airlines 0.7%
AirTran Holdings, Inc. *	780	5,764
Alaska Air Group, Inc. *	2,300	136,252
Hawaiian Holdings, Inc. *	800	5,912
JetBlue Airways Corp. *	14,459	86,754
Pinnacle Airlines Corp. *	2,253	16,244
Republic Airways Holdings, Inc. *	4,182	26,849
SkyWest, Inc.	3,945	59,372

		337,147

Auto Components 1.4%
Dana Holding Corp. *	400	7,168
Drew Industries, Inc.	500	11,810
Federal-Mogul Corp. *	4,800	113,088
Modine Manufacturing Co. *	3,700	61,050
Motorcar Parts of America, Inc. *	1,500	21,600
Shiloh Industries, Inc.	1,577	20,375
Spartan Motors, Inc.	3,700	23,088
Standard Motor Products, Inc.	2,000	24,220
Stoneridge, Inc. *	1,317	19,426
Superior Industries International, Inc.	3,319	66,380
TRW Automotive Holdings Corp. *	4,800	286,368

		654,573

Beverages 0.6%
Central European Distribution Corp. *	2,900	66,526
Constellation Brands, Inc., Class A *	8,400	161,448
Craft Brewers Alliance, Inc. *(a)	800	5,872
MGP Ingredients, Inc.	1,600	15,112

		248,958

Biotechnology 0.4%
Celera Corp. *	8,700	53,810
Codexis, Inc. *	542	4,894
Lexicon Pharmaceuticals, Inc. *	7,400	12,506
Martek Biosciences Corp. *	3,500	109,935
Maxygen, Inc.	2,900	11,513
MediciNova, Inc. *	570	2,844
Myrexis, Inc. *	59	232

		195,734

Building Products 1.1%
American Woodmark Corp.	1,300	24,245
Ameron International Corp.	700	48,279
Apogee Enterprises, Inc.	2,900	37,091
Armstrong World Industries, Inc.	3,100	125,891
Gibraltar Industries, Inc. *	2,900	31,987
Griffon Corp. *	3,689	42,940
Insteel Industries, Inc.	700	7,994
Owens Corning, Inc. *	1,700	56,899
Simpson Manufacturing Co., Inc.	1,500	44,625
Universal Forest Products, Inc.	1,500	55,050
US Home Systems, Inc. *	700	3,283
USG Corp. *	500	8,110

		486,394

Capital Markets 1.4%
American Capital Ltd. *	15,200	124,184
Capital Southwest Corp.	350	34,143
Cowen Group, Inc., Class A *	828	3,751
E*Trade Financial Corp. *	5,415	89,672
FirstCity Financial Corp. *	1,000	7,760
Harris & Harris Group, Inc. *	2,174	11,066
International Assets Holding Corp. *(a)	800	18,720
Internet Capital Group, Inc. *	3,800	46,284
JMP Group, Inc.	900	6,741
Knight Capital Group, Inc., Class A *	4,800	66,528
MCG Capital Corp.	8,170	55,556
Medallion Financial Corp.	1,852	14,501
MF Global Holdings Ltd. *	6,947	57,521
Oppenheimer Holdings, Inc., Class A	39	1,018
Penson Worldwide, Inc. *(a)	2,500	11,900
Piper Jaffray Cos. *	700	29,260
Safeguard Scientifics, Inc. *	1,900	31,255
Sanders Morris Harris Group, Inc.	3,450	23,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
SWS Group, Inc.	3,400	$15,912

		649,715

Chemicals 3.8%
A. Schulman, Inc.	686	14,646
American Pacific Corp. *	600	3,684
American Vanguard Corp.	945	7,834
Ashland, Inc.	4,400	255,464
Cabot Corp.	5,300	229,225
Chase Corp.	500	7,700
Core Molding Technologies, Inc. *	350	2,149
Cytec Industries, Inc.	2,900	158,166
Ferro Corp. *	2,700	41,634
Georgia Gulf Corp. *	2,000	53,260
Huntsman Corp.	5,200	90,532
Innospec, Inc. *	2,300	46,276
Kronos Worldwide, Inc.	900	39,447
Landec Corp. *	2,400	15,024
Minerals Technologies, Inc.	1,000	63,020
NL Industries, Inc.	900	12,015
OM Group, Inc. *	3,000	108,540
Penford Corp. *	1,400	8,274
Quaker Chemical Corp.	1,000	38,380
Sensient Technologies Corp.	1,800	61,038
Spartech Corp. *	3,200	26,720
Valspar Corp.	5,900	220,483
Westlake Chemical Corp.	5,000	193,600
Zoltek Cos., Inc. *(a)	1,965	21,969

		1,719,080

Commercial Banks 9.2%
1st Source Corp.	2,686	50,631
Ameris Bancorp *	1,760	16,773
AmeriServ Financial, Inc. *	1,800	3,744
Associated Banc-Corp.	5,100	71,298
Bancorp, Inc. (The) *	2,600	24,440
BancTrust Financial Group, Inc. *(a)	1,100	3,069
Banner Corp.	2,700	6,372
Boston Private Financial Holdings, Inc.	6,901	46,306
Cadence Financial Corp. *	1,000	2,490
Cape Bancorp, Inc. *	600	6,048
Capital City Bank Group, Inc.	2,100	26,565
CapitalSource, Inc.	18,097	139,709
Capitol Bancorp Ltd. *	2,400	696
Cardinal Financial Corp.	1,900	20,900
Cascade Financial Corp. *	747	433
Cathay General Bancorp	8,300	143,673
Center Bancorp, Inc.	950	8,550
Center Financial Corp. *	2,102	15,450
Centerstate Banks, Inc.	500	3,670
Central Pacific Financial Corp. *	3,200	4,960
Chemical Financial Corp.	1,300	26,988
City National Corp.	900	52,011
CoBiz Financial, Inc.	3,406	21,730
Columbia Banking System, Inc.	2,700	54,270
Community Bank System, Inc.	1,200	30,336
Community Trust Bancorp, Inc.	800	23,128
Crescent Financial Corp. *	300	687
Danvers Bancorp, Inc.	1,600	34,496
East West Bancorp, Inc.	5,000	108,550
Encore Bancshares, Inc. *	900	10,422
Enterprise Financial Services Corp.	1,463	18,990
Fidelity Southern Corp. *	1,224	10,331
Financial Institutions, Inc.	1,089	21,050
First Bancorp, North Carolina	1,818	27,325
First Bancorp, Puerto Rico *	638	3,211
First Busey Corp.	3,200	15,744
First Commonwealth Financial Corp.	9,097	58,494
First Community Bancshares, Inc.	1,884	25,340
First Financial Bancorp	3,200	54,080
First Financial Corp.	200	6,306
First Horizon National Corp. *	13,784	156,176
First Merchants Corp.	2,138	19,370
First Midwest Bancorp, Inc.	3,500	40,915
First Security Group, Inc. *	900	855
First South Bancorp, Inc. (a)	850	4,930
FNB Corp.	12,066	121,867
FNB United Corp. *	1,000	420
Fulton Financial Corp.	9,400	97,008
German American Bancorp, Inc. (a)	700	11,984
Great Southern Bancorp, Inc.	1,000	21,900
Green Bankshares, Inc. *(a)	1,261	3,972
Guaranty Bancorp *	5,200	7,644
Hampton Roads Bankshares, Inc. *	1,442	937
Hanmi Financial Corp. *	5,800	7,627
Heartland Financial USA, Inc.	1,847	31,233
Heritage Commerce Corp. *	800	3,664
Home Bancorp, Inc. *	850	11,730
Huntington Bancshares, Inc.	14,800	107,152
IBERIABANK Corp.	1,000	56,720
Independent Bank Corp., Massachusetts.	1,825	49,603
Independent Bank Corp., Michigan *(a)	17	52
Lakeland Bancorp, Inc.	2,659	25,576
Macatawa Bank Corp. *	1,045	4,493
MainSource Financial Group, Inc.	2,623	23,830
MB Financial, Inc.	3,779	74,295
MBT Financial Corp. *	2,200	4,070
Mercantile Bank Corp.	710	6,482
Metro Bancorp, Inc. *	1,000	12,030
Nara Bancorp, Inc. *	4,100	40,016
National Penn Bancshares, Inc.	13,300	108,528
NewBridge Bancorp *	1,950	9,925
North Valley Bancorp *	78	716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Old National Bancorp	3,900	$41,847
Old Second Bancorp, Inc. (a)	1,500	2,355
Oriental Financial Group, Inc.	1,200	14,184
Pacific Capital Bancorp NA *	874	24,501
Pacific Continental Corp.	1,640	16,646
Pacific Mercantile Bancorp *	1,000	3,840
PacWest Bancorp	2,700	53,271
Peoples Bancorp, Inc.	1,300	17,667
Pinnacle Financial Partners, Inc. *	3,500	48,160
Popular, Inc. *	38,222	122,693
Preferred Bank, Los Angeles *	720	1,325
PrivateBancorp, Inc.	5,537	85,104
Prosperity Bancshares, Inc.	257	10,396
Renasant Corp.	2,398	37,385
Republic Bancorp, Inc., Class A	889	16,971
Republic First Bancorp, Inc. *	1,723	5,479
S&T Bancorp, Inc.	1,300	28,405
Sandy Spring Bancorp, Inc.	600	11,520
SCBT Financial Corp.	600	18,672
Seacoast Banking Corp of Florida *	8,200	13,940
Sierra Bancorp	1,250	13,488
Simmons First National Corp., Class A	1,600	44,464
Somerset Hills Bancorp	420	3,738
Southern Community Financial Corp. *	1,400	2,380
Southside Bancshares, Inc.	100	2,142
Southwest Bancorp, Inc. *	600	8,214
State Bancorp, Inc.	1,778	16,980
StellarOne Corp.	2,576	37,429
Sterling Bancshares, Inc.	8,500	75,395
Sun Bancorp, Inc. *	364	1,507
Superior Bancorp *	1,400	980
Susquehanna Bancshares, Inc.	13,200	126,192
Synovus Financial Corp.	16,200	42,768
Taylor Capital Group, Inc. *(a)	1,000	10,270
Texas Capital Bancshares, Inc. *	900	21,951
Tower Bancorp, Inc.	843	19,077
TowneBank (a)	1,349	20,100
Trustmark Corp.	300	7,197
Umpqua Holdings Corp.	10,100	110,797
Union First Market Bankshares Corp.	2,828	34,558
United Bankshares, Inc. (a)	200	5,640
United Community Banks, Inc. *	2,294	3,900
United Security Bancshares *	253	884
Univest Corp of Pennsylvania	1,400	24,129
Virginia Commerce Bancorp, Inc. *(a)	2,285	13,733
Washington Banking Co.	443	6,047
Washington Trust Bancorp, Inc.	1,400	28,000
Webster Financial Corp.	4,600	105,248
WesBanco, Inc.	3,200	60,320
West Bancorp, Inc.	1,362	9,772
West Coast Bancorp *	1,800	5,850
Western Alliance Bancorp *	7,100	53,250
Whitney Holding Corp.	10,269	136,680
Wilmington Trust Corp.	1,000	4,380
Wilshire Bancorp, Inc.	2,100	13,482
Wintrust Financial Corp.	1,100	36,201
Yadkin Valley Financial Corp. *	2,000	5,520
Zions Bancorporation	7,800	183,924

		4,135,934

Commercial Services & Supplies 1.5%
ABM Industries, Inc.	2,700	69,390
American Reprographics Co. *	415	3,349
Amrep Corp. *(a)	180	2,309
Casella Waste Systems, Inc., Class A *	675	5,413
Courier Corp.	1,200	17,010
EnergySolutions, Inc.	7,138	42,257
Ennis, Inc.	2,650	44,069
G&K Services, Inc., Class A	1,400	43,862
Geo Group, Inc. (The) *	2,141	50,892
Intersections, Inc.	1,600	15,776
Kimball International, Inc., Class B	2,530	17,040
M&F Worldwide Corp. *	900	21,717
McGrath Rentcorp	1,400	35,336
Metalico, Inc. *	900	4,995
Mobile Mini, Inc. *	3,800	77,672
Multi-Color Corp.	250	4,155
RR Donnelley & Sons Co.	1,300	23,036
Schawk, Inc.	2,400	43,776
Steelcase, Inc., Class A	6,000	61,320
Superior Uniform Group, Inc.	300	3,156
UniFirst Corp.	803	44,775
United Stationers, Inc. *	200	12,456
Viad Corp.	2,000	47,060
Virco Manufacturing	1,500	4,575
WCA Waste Corp. *	218	1,073

		696,469

Communications Equipment 1.8%
Anaren, Inc. *	800	16,432
Arris Group, Inc. *	9,200	114,816
Aviat Networks, Inc. *	6,514	33,808
Aware, Inc. *	1,300	4,875
Bel Fuse, Inc., Class B	1,019	22,224
Black Box Corp.	1,700	59,823
Brocade Communications Systems, Inc. *	6,500	36,660
Cogo Group, Inc. *	1,320	11,563
Communications Systems, Inc.	845	12,624
Digi International, Inc. *	2,600	27,534
EchoStar Corp., Class A *	1,070	29,158
EMS Technologies, Inc. *	1,600	29,328
Emulex Corp. *	2,100	23,961
EndWave Corp. *	800	1,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Extreme Networks *	2,700	$8,856
Globecomm Systems, Inc. *	2,324	21,985
Network Equipment Technologies, Inc. *	650	3,211
Occam Networks, Inc. *	2,100	17,955
Oplink Communications, Inc. *	1,810	44,852
Opnext, Inc. *	7,430	13,820
Optical Cable Corp.	300	1,830
ORBCOMM, Inc. *	3,400	10,166
PC-Tel, Inc. *	1,200	8,700
Performance Technologies, Inc. *	1,121	1,928
Seachange International, Inc. *	3,000	24,840
Sycamore Networks, Inc.	2,528	52,734
Symmetricom, Inc. *	2,000	12,420
Tellabs, Inc.	22,200	117,660
Telular Corp.	843	5,926
Tollgrade Communications, Inc. *	1,200	11,136
UTStarcom, Inc. *	14,282	29,992

		812,641

Computers & Peripherals 0.6%
ADPT Corp. *	10,700	31,351
Avid Technology, Inc. *	1,800	29,970
Concurrent Computer Corp. *	500	2,570
Datalink Corp. *	1,100	7,040
Dataram Corp. *	600	1,362
Electronics for Imaging, Inc. *	4,000	59,920
Hutchinson Technology, Inc. *(a)	800	2,648
Imation Corp. *	3,200	32,320
Intevac, Inc. *	1,900	26,125
Key Tronic Corp. *	1,000	5,870
Novatel Wireless, Inc. *	2,600	18,746
Presstek, Inc. *	2,000	4,180
Rimage Corp. *	120	1,708
Silicon Graphics International Corp. *	2,900	28,768

		252,578

Construction & Engineering 1.1%
Comfort Systems USA, Inc.	2,200	28,006
Dycom Industries, Inc. *	4,000	64,280
EMCOR Group, Inc. *	3,000	90,840
Furmanite Corp. *	143	1,090
Granite Construction, Inc.	284	7,339
Great Lakes Dredge & Dock Corp.	6,000	49,860
Insituform Technologies, Inc., Class A *	2,400	66,024
Integrated Electrical Services, Inc. *	1,200	4,524
Layne Christensen Co. *	1,300	41,054
MYR Group, Inc. *	700	15,393
Northwest Pipe Co. *	1,005	21,979
Pike Electric Corp. *	2,700	22,329
Sterling Construction Co., Inc. *	500	6,430
Tutor Perini Corp.	2,300	52,233
URS Corp. *	756	33,604

		504,985

Construction Materials 0.2%
Headwaters, Inc. *	6,300	33,138
Texas Industries, Inc. (a)	1,100	43,703

		76,841

Consumer Finance 0.4%
Cash America International, Inc.	700	28,161
CompuCredit Holdings Corp. *	4,133	24,963
First Marblehead Corp. (The) *	12,145	26,719
Nelnet, Inc., Class A	3,500	78,470
United PanAm Financial Corp. *	1,200	8,316

		166,629

Containers & Packaging 0.8%
AEP Industries, Inc. *	111	3,074
Bemis Co., Inc.	3,600	117,180
Boise, Inc. (a)	6,800	61,132
Graphic Packaging Holding Co. *	16,566	78,688
Myers Industries, Inc.	3,628	33,160
Temple-Inland, Inc.	2,300	55,177

		348,411

Distributors 0.1%
Audiovox Corp., Class A *	2,000	14,360
Core-Mark Holding Co., Inc. *	1,200	40,608

		54,968

Diversified Consumer Services 0.6%
Carriage Services, Inc. *	1,570	8,023
Collectors Universe	627	8,684
Jackson Hewitt Tax Service, Inc. *(a)	750	1,170
Mac-Gray Corp.	1,050	15,466
Regis Corp.	6,100	102,236
Service Corp. International	14,100	122,247
Stewart Enterprises, Inc., Class A	3,400	21,692

		279,518

Diversified Financial Services 1.2%
Asset Acceptance Capital Corp. *	2,200	13,332
Asta Funding, Inc.	1,750	13,431
Encore Capital Group, Inc. *	900	20,475
Interactive Brokers Group, Inc., Class A	1,473	23,819
Marlin Business Services Corp. *	1,506	19,668
NASDAQ OMX Group, Inc. (The) *	7,900	193,392
NewStar Financial, Inc. *	5,286	51,221
PHH Corp. *	5,400	129,006
Pico Holdings, Inc. *	500	15,490
Portfolio Recovery Associates, Inc. *	482	34,772
Resource America, Inc., Class A	1,256	8,616

		523,222

Diversified Telecommunication Services 0.3%
Arbinet Corp. *	350	3,290
General Communication, Inc., Class A *	4,400	53,284
IDT Corp., Class B	2,200	50,666
SureWest Communications *	1,400	15,344

		122,584

Electrical Equipment 0.9%
Encore Wire Corp.	2,750	61,724
EnerSys *	2,400	78,768
Franklin Electric Co., Inc.	200	8,216
General Cable Corp. *	800	29,608
Hoku Corp. *	3,234	8,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
LaBarge, Inc. *	300	$4,188
LSI Industries, Inc.	1,928	14,344
Ocean Power Technologies, Inc. *(a)	900	4,896
Orion Energy Systems, Inc. *	2,691	11,706
Powell Industries, Inc. *	136	5,156
PowerSecure International, Inc. *	474	3,470
Regal-Beloit Corp.	800	53,392
Technology Research Corp.	600	3,174
Thomas & Betts Corp. *	2,200	113,058
Ultralife Corp. *	1,750	12,022

		411,775

Electronic Equipment, Instruments & Components 4.0%
Arrow Electronics, Inc. *	5,100	192,780
AVX Corp.	9,300	145,824
Benchmark Electronics, Inc. *	5,200	98,748
Checkpoint Systems, Inc. *	3,400	70,278
CPI International, Inc. *	2,101	40,759
DDi Corp.	1,100	12,391
Electro Rent Corp.	2,300	33,948
FARO Technologies, Inc. *	900	27,288
Frequency Electronics, Inc. *	900	6,354
Gerber Scientific, Inc. *	3,100	23,653
GTSI Corp. *	1,000	4,700
ID Systems, Inc. *	729	3,164
Identive Group, Inc. *	700	1,813
Ingram Micro, Inc., Class A *	10,600	209,244
Insight Enterprises, Inc. *	1,200	16,704
Iteris, Inc. *	1,700	2,975
L-1 Identity Solutions, Inc. *	8,200	97,826
LoJack Corp. *	900	5,715
Measurement Specialties, Inc. *	800	21,552
Mercury Computer Systems, Inc. *	1,200	22,656
Methode Electronics, Inc.	1,400	16,548
Multi-Fineline Electronix, Inc. *	1,300	37,570
NAPCO Security Technologies, Inc. *	1,700	3,196
OSI Systems, Inc. *	1,500	56,985
PAR Technology Corp. *	1,300	7,852
Park Electrochemical Corp.	500	15,230
PC Connection, Inc. *	1,900	16,815
PC Mall, Inc. *	1,300	9,100
Perceptron, Inc. *	700	3,759
Planar Systems, Inc. *	1,900	4,902
RadiSys Corp. *	900	7,614
Richardson Electronics Ltd.	1,400	18,116
Rogers Corp. *	500	21,390
Sanmina-SCI Corp. *	700	10,521
ScanSource, Inc. *	600	21,726
Smart Modular Technologies (WWH), Inc. *	2,600	17,576
Spectrum Control, Inc. *	900	11,934
SYNNEX Corp. *	3,700	123,543
Tech Data Corp. *	3,600	168,876
Tessco Technologies, Inc.	600	6,912
Viasystems Group, Inc. *	118	2,387
Vicon Industries, Inc. *	371	1,781
Vishay Intertechnology, Inc. *	10,100	166,650
Vishay Precision Group, Inc. *	521	9,665
Wayside Technology Group, Inc.	200	2,420
X-Rite, Inc. *	1,848	8,242
Zygo Corp. *	1,600	17,408

		1,827,090

Energy Equipment & Services 4.4%
Allis-Chalmers Energy, Inc. *	6,100	46,238
Basic Energy Services, Inc. *	4,600	83,996
Bristow Group, Inc. *	3,800	195,662
Bronco Drilling Co., Inc. *	3,217	22,262
Cal Dive International, Inc. *	2,200	13,508
Complete Production Services, Inc. *	6,600	184,404
Dawson Geophysical Co. *	1,050	35,501
ENGlobal Corp. *	1,500	6,765
Exterran Holdings, Inc. *	1,886	46,792
Geokinetics, Inc. *	1,107	9,421
Global Industries Ltd. *	10,556	84,606
Gulf Island Fabrication, Inc.	1,700	46,036
Gulfmark Offshore, Inc., Class A *	1,500	57,675
Helix Energy Solutions Group, Inc. *	5,687	70,519
Hercules Offshore, Inc. *	10,753	35,592
Hornbeck Offshore Services, Inc. *	2,600	61,724
Key Energy Services, Inc. *	4,200	55,902
Matrix Service Co. *	763	8,591
Mitcham Industries, Inc. *	1,000	11,010
Natural Gas Services Group, Inc. *	1,000	17,860
Newpark Resources, Inc. *	5,500	32,890
Parker Drilling Co. *	2,900	12,586
Patterson-UTI Energy, Inc.	5,079	118,544
PHI, Inc., Non-Voting Shares *	1,450	29,899
Pioneer Drilling Co. *	5,461	48,384
Rowan Cos., Inc. *	3,500	119,980
SEACOR Holdings, Inc.	1,300	137,397
Seahawk Drilling, Inc. *	600	4,167
TETRA Technologies, Inc. *	299	3,394
TGC Industries, Inc. *	1,890	8,675
Tidewater, Inc.	3,380	201,076
Trico Marine Services, Inc. *	1,800	198
Union Drilling, Inc. *	2,800	20,440
Unit Corp. *	2,900	148,480
Willbros Group, Inc. *	800	9,568

		1,989,742

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	1,600	62,048
Ingles Markets, Inc., Class A	1,627	31,515
Nash Finch Co.	1,200	45,204
Pantry, Inc. (The) *	2,200	36,674
Ruddick Corp.	1,800	60,660
Spartan Stores, Inc.	2,700	39,123
Susser Holdings Corp. *	1,600	23,072
Weis Markets, Inc.	2,100	83,013
Winn-Dixie Stores, Inc. *	4,100	26,158

		407,467

Food Products 2.4%
B&G Foods, Inc.	4,700	63,121
Chiquita Brands International, Inc. *	4,600	70,932
Corn Products International, Inc.	1,370	63,198
Del Monte Foods Co.	12,200	231,312
Farmer Bros Co.	1,300	16,861
Fresh Del Monte Produce, Inc.	2,918	77,181
Hain Celestial Group, Inc. (The) *	3,117	83,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
HQ Sustainable Maritime Industries, Inc. *(a)	1,300	$5,616
Imperial Sugar Co.	1,450	17,371
John B. Sanfilippo & Son, Inc. *	300	3,408
Omega Protein Corp. *	2,600	21,216
Ralcorp Holdings, Inc. *	2,003	122,584
Seneca Foods Corp., Class A *	800	22,240
Smart Balance, Inc. *	6,600	26,433
Smithfield Foods, Inc. *	8,200	163,262
Tasty Baking Co.	700	2,555
TreeHouse Foods, Inc. *	2,400	114,840

		1,105,136

Health Care Equipment & Supplies 1.7%
Alere, Inc. *	2,183	85,508
Alphatec Holdings, Inc. *	745	1,795
Analogic Corp.	500	25,535
AngioDynamics, Inc. *	2,400	38,868
Anika Therapeutics, Inc. *	1,100	7,689
Cantel Medical Corp.	1,000	21,290
CONMED Corp. *	2,200	57,442
Cooper Cos., Inc. (The)	3,500	200,690
Cutera, Inc. *	731	5,980
Cynosure, Inc., Class A *	1,200	13,098
Digirad Corp. *	600	1,356
Greatbatch, Inc. *	2,250	52,987
Invacare Corp.	2,700	74,628
Medical Action Industries, Inc. *	600	4,860
Misonix, Inc. *	600	1,368
Palomar Medical Technologies, Inc. *	400	5,944
PhotoMedex, Inc. *	200	1,130
Rochester Medical Corp. *	800	8,548
RTI Biologics, Inc. *	6,700	17,956
Solta Medical, Inc. *	2,332	6,413
Symmetry Medical, Inc. *	3,400	32,538
Teleflex, Inc.	1,143	65,517
Theragenics Corp. *	3,000	4,950
TomoTherapy, Inc. *	5,856	19,559
Young Innovations, Inc. (a)	700	21,014

		776,663

Health Care Providers & Services 3.3%
Allied Healthcare International, Inc. *	6,300	15,246
American Dental Partners, Inc. *	1,182	15,023
AMN Healthcare Services, Inc. *	2,800	16,240
Amsurg Corp. *	1,390	29,287
Assisted Living Concepts, Inc., Class A *	460	15,143
Brookdale Senior Living, Inc. *	3,000	65,550
Capital Senior Living Corp. *	2,991	20,429
Community Health Systems, Inc. *	3,808	133,737
Continucare Corp. *	5,850	23,810
Coventry Health Care, Inc. *	5,800	173,826
Dynacq Healthcare, Inc. *(a)	256	571
Ensign Group, Inc. (The)	800	19,328
Five Star Quality Care, Inc. *	3,800	23,788
Gentiva Health Services, Inc. *	2,200	50,644
Hanger Orthopedic Group, Inc. *	1,300	26,715
Health Net, Inc. *	1,300	37,089
Healthspring, Inc. *	5,100	154,989
Healthways, Inc. *	1,100	13,167
Integramed America, Inc. *	1,000	9,540
Kindred Healthcare, Inc. *	200	3,742
LCA-Vision, Inc. *	200	1,354
LifePoint Hospitals, Inc. *	3,400	119,680
Medcath Corp. *	2,398	32,109
Molina Healthcare, Inc. *	2,200	67,452
NovaMed, Inc. *(a)	733	9,588
Omnicare, Inc.	5,300	137,376
PDI, Inc. *	1,400	11,305
PharMerica Corp. *	3,000	33,930
Select Medical Holdings Corp. *	1,656	11,161
Skilled Healthcare Group, Inc., Class A *	1,800	19,332
Sun Healthcare Group, Inc. *	1,776	22,191
SunLink Health Systems, Inc. *	700	1,281
Triple-S Management Corp., Class B *	1,700	31,382
Universal American Corp.	6,743	136,141

		1,482,146

Health Care Technology 0.1%
ADAM, Inc. *	300	2,097
Arrhythmia Research Technology, Inc.	200	1,112
Omnicell, Inc. *	1,300	18,115
Vital Images, Inc. *	1,600	21,264

		42,588

Hotels, Restaurants & Leisure 2.3%
Benihana, Inc., Class A *	700	5,712
Biglari Holdings, Inc. *	130	55,900
Bluegreen Corp. *	4,500	15,750
Bob Evans Farms, Inc.	2,594	81,659
Boyd Gaming Corp. *(a)	5,100	55,284
Churchill Downs, Inc.	1,250	51,763
DineEquity, Inc. *(a)	1,400	72,212
Dover Motorsports, Inc. *	1,000	1,880
Gaylord Entertainment Co. *(a)	2,100	70,014
Great Wolf Resorts, Inc. *	2,500	7,275
International Speedway Corp., Class A	500	14,465
Isle of Capri Casinos, Inc. *	3,200	30,144
J Alexander’s Corp. *	500	2,555
Lakes Entertainment, Inc. *	1,900	5,415
Luby’s, Inc. *	2,896	16,710
Marcus Corp.	2,900	34,365
McCormick & Schmick’s Seafood Restaurants, Inc. *	1,300	11,700
Monarch Casino & Resort, Inc. *	1,200	13,008
MTR Gaming Group, Inc. *	2,160	4,946
Multimedia Games, Inc. *	2,201	11,731
Nathan’s Famous, Inc. *	188	3,038
O’Charleys, Inc. *	2,600	17,992
Orient-Express Hotels Ltd., Class A *	3,800	46,208
Penn National Gaming, Inc. *	1,700	60,741
Red Lion Hotels Corp. *	1,000	7,670
Red Robin Gourmet Burgers, Inc. *	200	4,128
Rick’s Cabaret International, Inc. *	1,000	8,740
Ruby Tuesday, Inc. *	5,200	70,096
Speedway Motorsports, Inc.	4,200	60,816
Vail Resorts, Inc. *	1,000	48,050
VCG Holding Corp. *	1,100	2,431

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Wendy’s/Arby’s Group, Inc., Class A	31,000	$149,730

		1,042,128

Household Durables 2.6%
Acme United Corp.	200	2,000
Bassett Furniture Industries, Inc. *	1,400	9,800
Beazer Homes USA, Inc. *(a)	6,259	33,486
Blyth, Inc.	851	28,611
Brookfield Homes Corp. *	3,300	46,596
Cavco Industries, Inc. *	500	20,595
Cobra Electronics Corp. *	800	2,752
Craftmade International, Inc. *	300	1,410
CSS Industries, Inc.	1,000	18,360
Dixie Group, Inc. *	700	3,108
Emerson Radio Corp.	2,700	5,751
Ethan Allen Interiors, Inc.	800	17,920
Furniture Brands International, Inc. *	5,000	22,500
Helen of Troy Ltd. *	2,700	75,789
Hooker Furniture Corp.	850	11,399
Jarden Corp.	7,700	261,030
Kid Brands, Inc. *	1,300	11,843
La-Z-Boy, Inc. *	1,900	15,808
Lennar Corp., Class A	3,400	65,824
Lennar Corp., Class B	600	9,522
Lifetime Brands, Inc. *	808	9,801
M.D.C. Holdings, Inc.	400	12,364
M/I Homes, Inc. *	1,800	26,388
Meritage Homes Corp. *	2,700	61,992
Mohawk Industries, Inc. *	3,900	216,645
Orleans Homebuilders, Inc. *	1,500	105
Palm Harbor Homes, Inc. *	1,200	48
Pulte Group, Inc. *	687	5,420
Ryland Group, Inc.	1,200	21,360
Skyline Corp.	800	16,072
Stanley Furniture Co., Inc. *	1,520	6,308
Toll Brothers, Inc. *	6,185	125,184

		1,165,791

Household Products 0.1%
Central Garden and Pet Co., Class A *	4,200	39,816
Central Garden and Pet Co. *	2,100	20,391

		60,207

Independent Power Producers & Energy Traders 0.1%
GenOn Energy, Inc. *	15,053	62,319

Industrial Conglomerates 0.1%
Standex International Corp.	1,100	36,685

Information Technology Services 1.1%
Acorn Energy, Inc. *	400	1,592
Acxiom Corp. *	1,500	25,845
CACI International, Inc., Class A *	1,709	94,833
CIBER, Inc. *	1,743	7,948
Convergys Corp. *	7,300	103,952
CoreLogic, Inc.	5,800	116,290
Dynamics Research Corp. *	1,100	14,817
Edgewater Technology, Inc. *	400	932
Euronet Worldwide, Inc. *	1,700	31,093
Hackett Group, Inc. (The) *	4,000	13,960
Integral Systems, Inc. *	1,301	15,859
Online Resources Corp. *	781	5,248
SRA International, Inc., Class A *	900	24,012
StarTek, Inc. *	1,500	8,250
Virtusa Corp. *	1,300	20,930

		485,561

Insurance 10.7%
21st Century Holding Co.	900	2,988
Affirmative Insurance Holdings, Inc. *	1,900	4,750
Alleghany Corp. *	302	93,252
Allied World Assurance Co. Holdings Ltd.	1,437	86,694
Alterra Capital Holdings Ltd.	4,480	96,544
American Equity Investment Life Holding Co.	5,500	69,740
American Financial Group, Inc.	7,200	234,216
American National Insurance Co.	700	58,366
American Safety Insurance Holdings Ltd. *	1,250	25,075
AMERISAFE, Inc. *	1,700	30,277
Arch Capital Group Ltd. *	800	70,600
Argo Group International Holdings Ltd.	2,400	85,488
Aspen Insurance Holdings Ltd.	3,012	90,511
Assurant, Inc.	2,802	109,922
Assured Guaranty Ltd.	7,342	106,165
Axis Capital Holdings Ltd.	4,927	175,303
Citizens, Inc. *(a)	284	2,025
CNA Surety Corp. *	4,200	100,926
CNO Financial Group, Inc. *	15,600	98,748
Delphi Financial Group, Inc., Class A	3,246	93,420
Donegal Group, Inc., Class A	2,400	31,080
Eastern Insurance Holdings, Inc.	1,180	15,328
EMC Insurance Group, Inc.	300	6,741
Endurance Specialty Holdings Ltd.	1,633	75,918
Enstar Group Ltd. *	644	53,304
Everest Re Group Ltd.	465	39,190
FBL Financial Group, Inc., Class A	2,300	63,963
Fidelity National Financial, Inc., Class A	2,150	28,918
First Acceptance Corp. *	3,404	6,263
First American Financial Corp.	5,800	89,958
First Mercury Financial Corp.	2,100	34,545
Flagstone Reinsurance Holdings SA	1,909	23,404
FPIC Insurance Group, Inc. *	450	16,092
Global Indemnity PLC *	1,586	31,585
Hallmark Financial Services *	1,874	15,910
Hanover Insurance Group, Inc. (The)	3,187	150,745
Harleysville Group, Inc.	934	32,998
HCC Insurance Holdings, Inc.	6,900	208,932
Hilltop Holdings, Inc. *	4,800	47,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Horace Mann Educators Corp.	2,200	$38,016
Independence Holding Co.	1,900	14,991
Maiden Holdings Ltd.	293	2,344
MBIA, Inc. *(a)	15,000	160,500
Meadowbrook Insurance Group, Inc.	3,845	36,489
Mercer Insurance Group, Inc.	500	14,025
Mercury General Corp.	2,400	101,880
Montpelier Re Holdings Ltd.	2,900	57,565
National Financial Partners Corp. *	3,900	49,452
Navigators Group, Inc. (The) *	1,000	48,940
Old Republic International Corp.	14,375	175,806
OneBeacon Insurance Group Ltd., Class A	1,800	24,750
Phoenix Cos., Inc. (The) *	12,000	30,720
Platinum Underwriters Holdings Ltd.	1,177	52,023
Presidential Life Corp.	2,000	18,960
ProAssurance Corp. *	2,500	146,675
Protective Life Corp.	5,000	137,850
Reinsurance Group of America, Inc.	4,500	259,020
RenaissanceRe Holdings Ltd.	1,200	78,744
Safety Insurance Group, Inc.	1,100	52,349
SeaBright Holdings, Inc.	2,300	22,333
Selective Insurance Group, Inc.	2,200	39,116
StanCorp Financial Group, Inc.	450	20,075
State Auto Financial Corp.	2,952	45,018
Stewart Information Services Corp.	1,700	19,397
Tower Group, Inc.	1,596	41,560
Transatlantic Holdings, Inc.	4,064	209,093
United Fire & Casualty Co.	2,100	42,095
Unitrin, Inc.	2,300	61,893
Validus Holdings Ltd.	2,137	64,965
W.R. Berkley Corp.	1,500	42,375
White Mountains Insurance Group Ltd.	300	102,000

		4,817,991

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A *	3,300	9,042
dELiA*s, Inc. *	1,700	3,145
Gaiam, Inc., Class A	171	1,305
Hollywood Media Corp. *	2,600	5,044
Valuevision Media, Inc., Class A *	3,500	21,665

		40,201

Internet Software & Services 1.3%
AOL, Inc. *	1,050	24,696
EarthLink, Inc.	6,130	52,289
IAC/InterActiveCorp *	7,100	200,859
InfoSpace, Inc. *	3,479	28,458
Internap Network Services Corp. *	1,900	13,851
iPass, Inc. *	3,400	5,270
Keynote Systems, Inc.	800	13,944
Knot, Inc. (The) *	1,800	19,944
Looksmart Ltd. *	1,300	2,327
Marchex, Inc., Class B	2,000	19,040
ModusLink Global Solutions, Inc. *	4,527	27,751
Perficient, Inc. *	600	7,014
RealNetworks, Inc. *	10,800	40,608
Soundbite Communications, Inc. *	1,400	3,976
Stamps.com, Inc.	274	3,485
support.com, Inc. *	3,300	18,282
TechTarget, Inc. *	1,984	14,582
TheStreet.com, Inc.	3,900	11,895
United Online, Inc.	8,230	58,186
Web.com Group, Inc. *	2,400	22,560

		589,017

Leisure Equipment & Products 0.3%
Aldila, Inc.	200	1,040
Arctic Cat, Inc. *	1,200	19,224
Callaway Golf Co.	7,079	52,030
Cybex International, Inc. *	1,400	1,050
JAKKS Pacific, Inc. *	900	15,561
Nautilus, Inc. *	2,800	6,832
RC2 Corp. *	1,971	40,051
Steinway Musical Instruments, Inc. *	1,200	22,932

		158,720

Life Sciences Tools & Services 0.1%
Affymetrix, Inc. *	303	1,470
Albany Molecular Research, Inc. *	1,100	5,489
Cambrex Corp. *	3,100	14,136
Enzo Biochem, Inc. *	400	1,984
Harvard Bioscience, Inc. *	2,000	8,520
Kendle International, Inc. *	1,700	19,312
Medtox Scientific, Inc.	600	8,082

		58,993

Machinery 2.9%
Alamo Group, Inc.	1,289	33,450
Albany International Corp., Class A	2,000	45,100
American Railcar Industries, Inc. *	2,600	49,322
Ampco-Pittsburgh Corp.	141	3,512
Astec Industries, Inc. *	500	15,050
Barnes Group, Inc.	1,500	29,730
Briggs & Stratton Corp.	2,300	45,931
Chart Industries, Inc. *	476	17,289
CIRCOR International, Inc.	1,400	56,546
Columbus Mckinnon Corp. *	700	11,809
EnPro Industries, Inc. *	500	20,755
Federal Signal Corp.	6,300	43,848
Flanders Corp. *	1,800	6,570
Flow International Corp. *	835	3,131
FreightCar America, Inc.	700	19,964
Gencor Industries, Inc. *	499	3,932
Greenbrier Cos., Inc. *	2,515	59,530
Hardinge, Inc.	900	7,875
Hurco Cos., Inc. *	800	20,344
Kadant, Inc. *	600	12,696
Kaydon Corp.	300	11,613
Key Technology, Inc. *	300	4,974
Lydall, Inc. *	1,200	9,600
Met-Pro Corp.	1,200	13,020
Mfri, Inc. *	700	7,623
Miller Industries, Inc.	1,253	19,121
Mueller Industries, Inc.	2,300	75,210
Mueller Water Products, Inc., Class A	9,098	36,392
NACCO Industries, Inc., Class A	600	60,150
NN, Inc. *	1,100	14,421
Robbins & Myers, Inc.	200	8,306
Tecumseh Products Co., Class A *	1,100	13,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Timken Co.	5,500	$258,610
Titan International, Inc.	4,000	76,000
Trinity Industries, Inc.	2,800	78,092
Twin Disc, Inc.	1,102	35,892
Watts Water Technologies, Inc., Class A	2,300	82,731

		1,311,427

Marine 0.6%
Alexander & Baldwin, Inc.	3,400	136,408
Eagle Bulk Shipping, Inc. *(a)	5,800	23,722
Excel Maritime Carriers Ltd. *(a)	8,424	38,161
Genco Shipping & Trading Ltd. *(a)	2,700	31,212
Horizon Lines, Inc., Class A	3,400	16,830
International Shipholding Corp.	300	7,518

		253,851

Media 2.6%
AH Belo Corp., Class A *	2,080	16,869
Ascent Media Corp., Class A *	1,225	46,599
Ballantyne Strong, Inc. *	825	6,204
Cinemark Holdings, Inc.	8,200	138,990
Clear Channel Outdoor Holdings, Inc., Class A *	1,185	16,460
E.W. Scripps Co. (The), Class A *	4,413	40,070
Fisher Communications, Inc. *	400	9,656
Gray Television, Inc. *	5,900	11,682
Harte-Hanks, Inc.	162	2,020
Journal Communications, Inc., Class A *	800	3,840
Lee Enterprises, Inc. *(a)	3,800	10,944
Liberty Media Corp. - Capital, Series A*	7,000	459,620
Liberty Media Corp. - Starz, Series A*	1,395	93,005
Live Nation Entertainment, Inc. *	6,700	69,680
Madison Square Garden, Inc., Class A *	680	17,149
McClatchy Co. (The), Class A *(a)	5,832	29,743
Media General, Inc., Class A *(a)	2,200	11,044
Mediacom Communications Corp., Class A *	345	3,024
New Frontier Media, Inc. *	1,900	3,762
Orchard Enterprises, Inc. ADR-US*(b)	200	0
Outdoor Channel Holdings, Inc. *	2,254	18,032
Radio One, Inc., Class D *(a)	900	1,125
Saga Communications, Inc., Class A *	400	10,340
Salem Communications Corp., Class A	2,100	6,699
Scholastic Corp.	200	5,946
Washington Post Co. (The), Class B (a)	300	128,505

		1,161,008

Metals & Mining 1.7%
AM Castle & Co. *	3,200	50,208
Brush Engineered Materials, Inc. *	500	17,490
Century Aluminum Co. *	5,569	82,811
Coeur d’Alene Mines Corp. *	4,400	102,872
Commercial Metals Co.	1,300	21,736
Friedman Industries	600	5,196
Haynes International, Inc.	400	19,488
Horsehead Holding Corp. *	3,600	45,756
Kaiser Aluminum Corp.	800	38,168
Olympic Steel, Inc.	1,000	27,370
Reliance Steel & Aluminum Co.	1,820	95,168
RTI International Metals, Inc. *	2,700	78,003
Schnitzer Steel Industries, Inc., Class A	500	30,850
Steel Dynamics, Inc.	2,200	40,040
Synalloy Corp.	400	4,820
Universal Stainless & Alloy *	900	28,800
US Gold Corp. *	4,781	30,598
Worthington Industries, Inc.	2,851	54,169

		773,543

Multiline Retail 0.5%
Dillard’s, Inc., Class A	3,000	119,160
Fred’s, Inc., Class A	3,814	51,222
Saks, Inc. *(a)	6,327	74,152

		244,534

Oil, Gas & Consumable Fuels 4.0%
Alon USA Energy, Inc. (a)	4,100	32,021
Approach Resources, Inc. *	2,521	67,235
ATP Oil & Gas Corp. *(a)	3,100	52,576
Berry Petroleum Co., Class A	1,600	74,672
Bill Barrett Corp. *	2,406	98,598
BioFuel Energy Corp. *(a)	8,452	9,635
Comstock Resources, Inc. *	1,800	49,860
Crimson Exploration, Inc. *	2,681	11,394
Crosstex Energy, Inc.	4,500	38,070
CVR Energy, Inc. *	4,172	72,259
Delek US Holdings, Inc.	4,397	36,627
DHT Holdings, Inc.	5,005	25,476
Double Eagle Petroleum Co. *	800	6,232
Energy Partners Ltd. *	1,914	30,796
Frontier Oil Corp. *	2,500	52,000
General Maritime Corp. (a)	4,400	13,464
GeoMet, Inc. *	3,500	4,305
GeoResources, Inc. *	333	9,204
Green Plains Renewable Energy, Inc. *	2,669	29,759
Harvest Natural Resources, Inc. *	4,100	45,592
HKN, Inc. *	1,000	3,410
International Coal Group, Inc. *	6,229	57,618
Overseas Shipholding Group, Inc.	2,600	86,424
Patriot Coal Corp. *	1,100	28,787
Penn Virginia Corp.	4,800	83,424
Petroleum Development Corp. *	2,300	104,673
Plains Exploration & Production Co. *	2,853	100,996
Rex Energy Corp. *	2,200	26,477
Stone Energy Corp. *	2,094	48,686
Sunoco, Inc.	2,340	99,333
Swift Energy Co. *	1,900	81,054
Teekay Corp.	1,940	65,689
Tesoro Corp. *	5,600	107,800
USEC, Inc. *	11,600	64,380
VAALCO Energy, Inc. *	388	2,825
Warren Resources, Inc. *	700	3,906
Western Refining, Inc. *(a)	6,700	81,606

		1,806,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Paper & Forest Products 1.6%
Buckeye Technologies, Inc.	3,900	$98,124
Domtar Corp.	2,100	184,653
KapStone Paper and Packaging Corp. *	700	11,921
Louisiana-Pacific Corp. *	9,700	97,388
MeadWestvaco Corp.	7,900	226,177
Mercer International, Inc. *(a)	4,500	38,475
Neenah Paper, Inc.	500	9,630
P.H. Glatfelter Co.	3,742	45,016
Wausau Paper Corp.	700	5,999

		717,383

Personal Products 0.3%
CCA Industries, Inc.	400	2,404
Elizabeth Arden, Inc. *	1,600	40,944
Inter Parfums, Inc.	694	12,381
Mannatech, Inc. *	1,800	3,204
Nutraceutical International Corp. *	400	5,548
Parlux Fragrances, Inc. *	1,100	3,674
Physicians Formula Holdings, Inc. *	1,300	5,005
Prestige Brands Holdings, Inc. *	4,800	52,992
Schiff Nutrition International, Inc.	600	4,452

		130,604

Pharmaceuticals 0.6%
Hi-Tech Pharmacal Co., Inc. *	600	13,692
K-V Pharmaceutical Co., Class A *(a)	3,700	5,957
Lannett Co., Inc. *	1,100	5,753
Matrixx Initiatives, Inc. *(a)	1,000	7,990
Medicis Pharmaceutical Corp., Class A	989	25,150
Par Pharmaceutical Cos., Inc. *	2,200	78,584
SuperGen, Inc. *	355	1,069
ViroPharma, Inc. *	8,200	134,480

		272,675

Professional Services 0.7%
Barrett Business Services, Inc.	600	8,832
CDI Corp.	2,100	33,726
CRA International, Inc. *	1,300	31,564
Franklin Covey Co. *	700	5,481
GP Strategies Corp. *	1,877	18,564
Heidrick & Struggles International, Inc.	1,000	26,790
Hill International, Inc. *	93	604
Hudson Highland Group, Inc. *	2,200	12,144
Kelly Services, Inc., Class A *	3,406	67,013
Korn/Ferry International *	352	8,237
LECG Corp. *	1,010	1,596
National Technical Systems, Inc.	400	3,016
On Assignment, Inc. *	4,532	35,803
RCM Technologies, Inc. *	400	1,828
School Specialty, Inc. *	1,200	15,660
SFN Group, Inc. *	1,339	12,961
Volt Information Sciences, Inc. *	1,900	13,053

		296,872

Real Estate Investment Trusts (REITs) 0.1%
Sabra Health Care REIT, Inc.	1,497	27,859

Real Estate Management & Development 0.3%
Avatar Holdings, Inc. *	1,100	21,967
Forest City Enterprises, Inc., Class A *	5,200	87,932
Thomas Properties Group, Inc. *	2,539	9,648
ZipRealty, Inc. *	1,900	5,092

		124,639

Road & Rail 1.5%
Amerco, Inc. *	800	72,808
Arkansas Best Corp.	2,000	51,100
Avis Budget Group, Inc. *	6,100	84,424
Celadon Group, Inc. *	1,900	27,835
Covenant Transport Group, Inc., Class A *	200	1,794
Frozen Food Express Industries *	800	3,232
Kansas City Southern *	1,000	49,980
Marten Transport Ltd.	2,100	44,751
PAM Transportation Services, Inc. *	1,072	12,371
RailAmerica, Inc. *	817	10,188
Ryder System, Inc.	3,300	158,664
Saia, Inc. *	2,200	31,482
USA Truck, Inc. *	1,250	15,000
Werner Enterprises, Inc.	5,400	133,110

		696,739

Semiconductors & Semiconductor Equipment 3.7%
Advanced Analogic Technologies, Inc. *	4,600	18,308
Amtech Systems, Inc. *	915	23,433
Anadigics, Inc. *	2,700	18,441
ATMI, Inc. *	1,889	38,913
AuthenTec, Inc. *	1,500	4,545
Axcelis Technologies, Inc. *	12,700	44,069
AXT, Inc. *	3,000	32,490
BTU International, Inc. *	700	8,036
Cabot Microelectronics Corp. *	900	40,599
Cascade Microtech, Inc. *	1,000	6,150
Ceva, Inc. *	500	12,085
Cohu, Inc.	2,274	33,974
CyberOptics Corp. *	400	3,816
DSP Group, Inc. *	2,788	20,882
Energy Conversion Devices, Inc. *(a)	4,881	19,914
Exar Corp. *	4,111	26,393
Fairchild Semiconductor International, Inc. *	9,500	169,100
FEI Co. *	700	19,075
FormFactor, Inc. *	500	4,275
GSI Technology, Inc. *	2,200	20,240
Ikanos Communications, Inc. *	4,200	5,040
Integrated Device Technology, Inc. *	14,800	94,424
Integrated Silicon Solution, Inc. *	2,500	26,050
International Rectifier Corp. *	4,200	134,526
Intersil Corp., Class A	6,683	101,047
IXYS Corp. *	1,400	15,862
Kopin Corp. *	3,700	15,022
Lattice Semiconductor Corp. *	6,200	38,626
Mattson Technology, Inc. *	2,800	6,412
MEMC Electronic Materials, Inc. *	1,497	16,602
MKS Instruments, Inc. *	1,805	51,822
MoSys, Inc. *	876	5,081
Nanometrics, Inc. *	1,380	23,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
OmniVision Technologies, Inc. *	3,800	$98,154
PDF Solutions, Inc. *	1,600	9,264
Pericom Semiconductor Corp. *	2,232	22,387
Photronics, Inc. *	7,400	48,766
PLX Technology, Inc. *	1,010	3,247
Rudolph Technologies, Inc. *	2,700	27,162
Sigma Designs, Inc. *	2,785	38,795
Silicon Image, Inc. *	4,000	27,440
Standard Microsystems Corp. *	853	20,515
SunPower Corp., Class A *(a)	1,300	17,472
SunPower Corp., Class B *	2,462	32,498
TriQuint Semiconductor, Inc. *	9,900	130,284
Ultratech, Inc. *	1,300	29,295
Zoran Corp. *	5,400	51,246

		1,655,403

Software 0.6%
Bsquare Corp. *	720	6,329
EPIQ Systems, Inc.	3,100	39,835
ePlus, Inc. *	469	12,119
JDA Software Group, Inc. *	1,200	36,216
Kenexa Corp. *	800	16,592
Lawson Software, Inc. *	2,100	19,740
Mentor Graphics Corp. *	1,531	19,497
Pervasive Software, Inc. *	500	2,770
S1 Corp. *	1,100	7,084
Smith Micro Software, Inc. *	2,700	34,074
TeleCommunication Systems, Inc., Class A *	4,580	18,732
THQ, Inc. *	7,500	43,575

		256,563

Specialty Retail 4.5%
Aaron’s, Inc.	1,500	28,785
AC Moore Arts & Crafts, Inc. *	2,110	4,621
America’s Car-Mart, Inc. *	900	22,446
Ascena Retail Group, Inc. *	1,300	35,243
AutoNation, Inc. *(a)	10,100	289,971
Barnes & Noble, Inc. (a)	6,100	96,075
Bebe Stores, Inc.	4,100	23,021
Books-A-Million, Inc. (a)	1,500	8,535
Borders Group, Inc. *(a)	816	596
Brown Shoe Co., Inc.	3,200	40,544
Build-A-Bear Workshop, Inc. *	2,800	21,448
Cabela’s, Inc. *(a)	6,600	164,340
Cache, Inc. *	1,100	4,136
Casual Male Retail Group, Inc. *	2,600	10,920
Charming Shoppes, Inc. *	8,160	25,378
Christopher & Banks Corp.	2,310	13,190
Coldwater Creek, Inc. *	3,400	9,894
Collective Brands, Inc. *	2,700	54,972
Conn’s, Inc. *(a)	2,682	11,854
Cost Plus, Inc. *	641	5,449
Destination Maternity Corp. *	100	4,053
DSW, Inc., Class A *	100	3,329
Finish Line, Inc. (The), Class A	4,700	72,333
Foot Locker, Inc.	8,700	155,382
GameStop Corp., Class A *	940	19,806
Genesco, Inc. *	1,600	59,408
Golfsmith International Holdings, Inc. *	700	2,758
Group 1 Automotive, Inc.	2,600	98,384
Haverty Furniture Cos., Inc.	1,900	22,876
HOT Topic, Inc.	4,300	23,349
Lithia Motors, Inc., Class A	1,682	22,707
MarineMax, Inc. *	2,300	20,792
Men’s Wearhouse, Inc. (The)	3,215	84,265
New York & Co., Inc. *	3,200	17,888
Office Depot, Inc. *	15,400	80,850
Pacific Sunwear of California, Inc. *	7,300	31,098
Penske Automotive Group, Inc. *	7,300	123,370
PEP Boys-Manny Moe & Jack	1,900	26,486
Rent-A-Center, Inc.	4,000	118,960
Shoe Carnival, Inc. *	1,168	28,908
Sonic Automotive, Inc., Class A	500	6,225
Stage Stores, Inc.	2,400	37,200
Stein Mart, Inc.	3,227	25,284
Systemax, Inc. *	1,000	13,660
Tandy Leather Factory, Inc.	200	1,028
Trans World Entertainment Corp. *	2,150	3,805
West Marine, Inc. *	2,342	29,954
Zale Corp. *(a)	3,300	15,411

		2,020,987

Textiles, Apparel & Luxury Goods 1.3%
Columbia Sportswear Co.	2,300	140,254
Delta Apparel, Inc. *	158	2,033
G-III Apparel Group Ltd. *	600	20,934
Heelys, Inc. *	2,200	6,556
Iconix Brand Group, Inc. *	5,700	113,145
Jones Group, Inc. (The)	3,200	40,608
Kenneth Cole Productions, Inc., Class A *	1,000	13,640
K-Swiss, Inc., Class A *	2,300	26,450
Lacrosse Footwear, Inc.	132	2,037
Lakeland Industries, Inc. *	200	1,774
Lazare Kaplan International, Inc. *	300	375
Movado Group, Inc. *	1,750	25,218
Perry Ellis International, Inc. *	1,600	45,040
Quiksilver, Inc. *	3,200	14,304
RG Barry Corp.	400	4,232
Rocky Brands, Inc. *	700	7,700
Skechers U.S.A., Inc., Class A *	2,600	53,482
Tandy Brands Accessories, Inc. *	500	1,450
Timberland Co. (The), Class A *	974	26,035
Unifi, Inc. *	1,933	32,146

		577,413

Thrifts & Mortgage Finance 2.4%
Abington Bancorp, Inc.	2,499	$31,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Astoria Financial Corp.	4,800	$68,352
Atlantic Coast Federal Corp. *	1,200	2,424
Bank Mutual Corp.	1,300	5,759
BankAtlantic Bancorp, Inc., Class A *(a)	8,887	8,887
BankFinancial Corp.	2,114	19,280
Beneficial Mutual Bancorp, Inc. *	6,413	56,627
Berkshire Hills Bancorp, Inc.	1,300	27,612
BofI Holding, Inc. *	900	13,599
Dime Community Bancshares	1,800	27,144
Doral Financial Corp. *	6,100	7,564
ESSA Bancorp, Inc.	1,500	18,945
Federal Agricultural Mortgage Corp., Class C	1,000	15,440
First Defiance Financial Corp. *	300	3,927
First Financial Holdings, Inc.	1,198	12,411
First Financial Northwest, Inc.	2,600	12,220
First Niagara Financial Group, Inc.	3,992	55,409
First Pactrust Bancorp, Inc.	475	6,612
First Place Financial Corp. *	367	1,042
Flushing Financial Corp.	2,847	40,570
Home Federal Bancorp, Inc.	1,700	18,224
HopFed Bancorp, Inc.	306	2,876
Legacy Bancorp, Inc.	700	9,100
Louisiana Bancorp, Inc. *	600	8,850
Meridian Interstate Bancorp, Inc. *	203	2,477
MGIC Investment Corp. *	13,300	111,587
NewAlliance Bancshares, Inc.	6,959	104,037
Northeast Community Bancorp, Inc.	300	1,872
Northwest Bancshares, Inc.	4,895	57,345
OceanFirst Financial Corp.	1,710	23,683
PMI Group, Inc. (The) *	9,381	27,299
Provident Financial Holdings, Inc.	1,200	9,300
Provident Financial Services, Inc.	2,000	29,300
Provident New York Bancorp	1,147	10,701
Radian Group, Inc.	9,800	70,364
Riverview Bancorp, Inc. *	589	1,820
Rome Bancorp, Inc.	700	8,246
SI Financial Group, Inc.	987	8,982
Tree.com, Inc. *	1,200	10,116
United Community Financial Corp. *	763	1,175
United Financial Bancorp, Inc.	1,600	24,528
United Western Bancorp, Inc. *(b)	472	179
Washington Federal, Inc.	5,000	86,450
Waterstone Financial, Inc. *(a)	1,700	4,590
Westfield Financial, Inc.	3,025	25,652

		1,093,615

Tobacco 0.3%
Alliance One International, Inc. *	10,088	38,637
Universal Corp.	2,100	79,569

		118,206

Trading Companies & Distributors 1.1%
Aceto Corp.	1,834	15,791
Aircastle Ltd.	3,600	38,232
Applied Industrial Technologies, Inc.	1,400	44,324
CAI International, Inc. *	141	2,684
Empire Resources, Inc.	300	1,524
GATX Corp.	2,800	93,100
H&E Equipment Services, Inc. *	3,366	39,113
Interline Brands, Inc. *	2,600	55,198
TAL International Group, Inc.	1,300	40,599
Titan Machinery, Inc. *	1,544	37,411
WESCO International, Inc. *	2,100	117,705

		485,681

Water Utilities 0.0%†
Pennichuck Corp.	92	2,585
SJW Corp.	639	15,617

		18,202

Wireless Telecommunication Services 0.7%
FiberTower Corp. *	2,283	8,447
Leap Wireless International, Inc. *	5,300	74,094
MetroPCS Communications, Inc. *	1,200	15,516
Telephone & Data Systems, Inc.	2,300	82,225
Telephone & Data Systems, Inc. - Special Shares	2,100	64,722
United States Cellular Corp. *	1,200	58,488

		303,492

Total Common Stocks (cost $40,240,450)		43,898,389

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Invesco Liquid Assets Portfolio - Institutional Class, 0.18% (c)	1,074,596	$1,074,596

Total Mutual Fund (cost $1,074,596)		1,074,596

Repurchase Agreement 3.2%

	Principal Amount	Market Value
Barclays Capital, 0.25%, dated 01/31/2011, due 02/01/2011, repurchase price $1,425,748, collateralized by U.S. Treasury Securities ranging from 2.625% to 3.00%, maturing 09/22/11-09/30/16; total market value $1,454,253.(d)	$1,425,738	$1,425,738

Total Repurchase Agreement (cost $1,425,738)		1,425,738

Total Investments (cost $42,740,784) (e) — 102.9%		46,398,723

Liabilities in excess of other assets — (2.9%)		(1,295,811)

NET ASSETS — 100.0%		$45,102,912

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2011. The total value of securities on loan at January 31, 2011 was $1,385,123.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of January 31, 2011.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2011, was $1,425,738.
(e)	At January 31, 2011, the tax basis cost of the Fund’s investments was $42,740,812, tax unrealized appreciation and depreciation were $8,274,277 and $(4,616,366), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2011:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$646,702	$—	$—	$646,702
Air Freight & Logistics	77,527	—	—	77,527
Airlines	337,147	—	—	337,147
Auto Components	654,573	—	—	654,573
Beverages	248,958	—	—	248,958
Biotechnology	195,734	—	—	195,734
Building Products	486,394	—	—	486,394
Capital Markets	649,715	—	—	649,715
Chemicals	1,719,080	—	—	1,719,080
Commercial Banks	4,135,934	—	—	4,135,934
Commercial Services & Supplies	696,469	—	—	696,469
Communications Equipment	812,641	—	—	812,641
Computers & Peripherals	252,578	—	—	252,578
Construction & Engineering	504,985	—	—	504,985
Construction Materials	76,841	—	—	76,841
Consumer Finance	166,629	—	—	166,629
Containers & Packaging	348,411	—	—	348,411
Distributors	54,968	—	—	54,968
Diversified Consumer Services	279,518	—	—	279,518
Diversified Financial Services	523,222	—	—	523,222
Diversified Telecommunication Services	122,584	—	—	122,584
Electrical Equipment	411,775	—	—	411,775
Electronic Equipment, Instruments & Components	1,827,090	—	—	1,827,090
Energy Equipment & Services	1,989,742	—	—	1,989,742
Food & Staples Retailing	407,467	—	—	407,467
Food Products	1,105,136	—	—	1,105,136
Health Care Equipment & Supplies	776,663	—	—	776,663
Health Care Providers & Services	1,482,146	—	—	1,482,146
Health Care Technology	42,588	—	—	42,588
Hotels, Restaurants & Leisure	1,042,128	—	—	1,042,128
Household Durables	1,165,791	—	—	1,165,791
Household Products	60,207	—	—	60,207
Independent Power Producers & Energy Traders	62,319	—	—	62,319
Industrial Conglomerates	36,685	—	—	36,685
Information Technology Services	485,561	—	—	485,561
Insurance	4,817,991	—	—	4,817,991
Internet & Catalog Retail	40,201	—	—	40,201
Internet Software & Services	589,017	—	—	589,017
Leisure Equipment & Products	158,720	—	—	158,720
Life Sciences Tools & Services	58,993	—	—	58,993

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (continued)
Machinery	$1,311,427	$—	$—	$1,311,427
Marine	253,851	—	—	253,851
Media	1,161,008	—	—	1,161,008
Metals & Mining	773,543	—	—	773,543
Multiline Retail	244,534	—	—	244,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2011 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Oil, Gas & Consumable Fuels	1,806,863	—	—	1,806,863
Paper & Forest Products	717,383	—	—	717,383
Personal Products	130,604	—	—	130,604
Pharmaceuticals	272,675	—	—	272,675
Professional Services	296,872	—	—	296,872
Real Estate Investment Trusts (REITs)	27,859	—	—	27,859
Real Estate Management & Development	124,639	—	—	124,639
Road & Rail	696,739	—	—	696,739
Semiconductors & Semiconductor Equipment	1,655,403	—	—	1,655,403
Software	256,563	—	—	256,563
Specialty Retail	2,020,987	—	—	2,020,987
Textiles, Apparel & Luxury Goods	577,413	—	—	577,413
Thrifts and Mortgage Finance	1,093,436	—	179	1,093,615
Tobacco	118,206	—	—	118,206
Trading Companies & Distributors	485,681	—	—	485,681
Water Utilities	18,202	—	—	18,202
Wireless Telecommunication Services	303,492	—	—	303,492

Total Common Stocks	$43,898,210	$—	$179	$43,898,389

Mutual Fund	1,074,596	—	—	1,074,596
Repurchase Agreement	—	1,425,738	—	1,425,738

Total	$44,972,806	$1,425,738	$179	$46,398,723

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 10/31/10	$—	$—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(19)	(19)
Net Purchases/(Sales)	—	—
Transfers Into Level 3	198	198
Transfers Out of Level 3	—	—

Balance as of 1/31/11	$179	$179

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(19)	$(19)

Amounts designated as “—” are zero or have been rounded to zero.

Changes in valuation inputs may result in transfers into or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. A Level 3 common stock investment presented above includes a common stock, valued at $198 as of October 31, 2010, that was transferred from Level 1 to Level 3 during the period ended January 31, 2011. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor due to a halt in trading. The common stock investment is currently being fair valued daily by the Fund under procedures approved by the Board of Trustees. As of January 31, 2011, the common stock investment is valued at $179.

For the period ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 23, 2011

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 23, 2011